UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Intermediate Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	8.69%	4.14%	5.31%
Class T (incl. 2.75% sales charge)	8.82%	4.16%	5.24%
Class B (incl. contingent deferred sales charge) A	8.00%	4.13%	5.26%
Class C (incl. contingent deferred sales charge) B	10.00%	3.94%	4.74%

A Class B shares bear a 0.90% 12b-1 fee. Class B shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Intermediate Bond Fund - Class A on August 31, 2000 and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 11.77%, 11.90%, 11.00% and 11.00%, respectively (excluding sales charges), while the Barclays Capital U.S. Intermediate Government/Credit Bond Index rose 8.18%. Most of the fund's success versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS). All three sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection among U.S. Treasuries and favorable yield-curve positioning. We significantly reduced the fund's weighting in corporate bonds and CMBS during the period, based on valuations, and redeployed most of the proceeds into Treasuries. We also eliminated our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Intermediate Bond Fund: For the year, the fund's Institutional Class shares gained 12.15%, while the Barclays Capital U.S. Intermediate Government/Credit Bond Index rose 8.18%. Most of the fund's success versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS). All three sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection among U.S. Treasuries and favorable yield-curve positioning. We significantly reduced the fund's weighting in corporate bonds and CMBS during the period, based on valuations, and redeployed most of the proceeds into Treasuries. We also eliminated our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.83%
Actual		$ 1,000.00	$ 1,058.10	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.80%
Actual		$ 1,000.00	$ 1,058.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.54%
Actual		$ 1,000.00	$ 1,054.50	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.55%
Actual		$ 1,000.00	$ 1,054.50	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,059.40	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 49.2%	U.S. Government and U.S. Government Agency Obligations† 39.8%
AAA 10.7%	AAA 11.7%
AA 8.2%	AA 9.0%
A 9.8%	A 10.0%
BBB 16.7%	BBB 19.6%
BB and Below 3.0%	BB and Below 2.7%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	5.3	5.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	3.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 34.3%		Corporate Bonds 37.8%
	U.S. Government and U.S. Government Agency Obligations† 49.2%		U.S. Government and U.S. Government Agency Obligations† 39.8%
	Asset-Backed Securities 6.3%		Asset-Backed Securities 6.4%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 7.6%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	10.2%	** Foreign investments	12.1%
* Futures and Swaps	0.0%	** Futures and Swaps	14.4%

† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,194,000	$ 1,249,570
6.5% 11/15/13	591,000	675,091
		1,924,661
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	562,214
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	660,000	719,415
6.375% 6/15/14	750,000	849,061
Whirlpool Corp. 6.125% 6/15/11	700,000	723,155
		2,291,631
Media - 1.6%
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	78,869
Comcast Corp.:
4.95% 6/15/16	283,000	312,784
5.15% 3/1/20	653,000	712,162
5.5% 3/15/11	58,000	59,454
COX Communications, Inc. 4.625% 6/1/13	674,000	724,643
Discovery Communications LLC:
3.7% 6/1/15	850,000	894,175
5.05% 6/1/20	313,000	338,763
NBC Universal, Inc. 5.15% 4/30/20 (d)	1,000,000	1,077,202
News America, Inc.:
5.3% 12/15/14	132,000	148,931
6.9% 3/1/19	750,000	914,712
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	395,917
5.85% 5/1/17	996,000	1,136,231
6.2% 7/1/13	351,000	395,384
6.75% 7/1/18	1,114,000	1,330,141
Time Warner, Inc.:
4.875% 3/15/20	670,000	718,606
5.875% 11/15/16	651,000	755,898
Viacom, Inc.:
4.375% 9/15/14	658,000	711,990
6.125% 10/5/17	679,000	796,341
		11,502,203
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,048,919
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	841,394
Staples, Inc. 7.375% 10/1/12	1,301,000	1,449,228
		2,290,622
TOTAL CONSUMER DISCRETIONARY		19,620,250
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	1,020,000	1,036,767
7.2% 1/15/14 (d)	1,000,000	1,165,778
Diageo Capital PLC 5.2% 1/30/13	157,000	171,351
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	489,084
		2,862,980
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.036% 12/10/28	332,188	350,358
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	843,277
		1,193,635
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	125,411
General Mills, Inc.:
5.2% 3/17/15	650,000	743,156
5.65% 2/15/19	239,000	282,050
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	734,018
5.625% 11/1/11	1,424,000	1,500,254
6.75% 2/19/14	82,000	95,141
		3,480,030
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	1,249,000	1,653,123
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,091,711
Reynolds American, Inc. 6.75% 6/15/17	446,000	500,273
		3,245,107
TOTAL CONSUMER STAPLES		10,781,752
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 3.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (d)	$ 625,000	$ 674,656
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	700,000	747,564
Halliburton Co. 6.15% 9/15/19	425,000	503,614
Weatherford International Ltd.:
4.95% 10/15/13	263,000	284,544
5.15% 3/15/13	1,417,000	1,517,216
		3,727,594
Oil, Gas & Consumable Fuels - 3.0%
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	438,766
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	734,821
5.7% 5/15/17	175,000	202,053
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	752,300
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	11,921	12,013
Duke Capital LLC 6.25% 2/15/13	151,000	164,568
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	204,247
6.875% 2/1/11	422,000	431,975
EnCana Corp. 6.3% 11/1/11	151,000	159,523
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	494,427
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	739,236
5.6% 10/15/14	295,000	329,574
5.65% 4/1/13	105,000	114,400
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	622,614
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	249,075
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	800,000	852,306
Nexen, Inc.:
5.05% 11/20/13	634,000	687,550
5.2% 3/10/15	137,000	150,342
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,195,409
Petro-Canada 6.05% 5/15/18	326,000	380,134
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	700,000	750,314
7.875% 3/15/19	620,000	757,950
Plains All American Pipeline LP 7.75% 10/15/12	356,000	397,280
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	366,000	381,582
4.25% 9/1/12	1,000,000	1,043,372
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 962,000	$ 1,063,094
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	360,800	402,292
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	346,409
5.832% 9/30/16 (d)	270,000	298,142
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	447,662
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	922,758
Suncor Energy, Inc. 6.1% 6/1/18	916,000	1,069,918
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,293,150
TransCanada PipeLines Ltd. 6.35% 5/15/67 (i)	358,000	326,794
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	461,954
XTO Energy, Inc.:
4.9% 2/1/14	752,000	842,514
5% 1/31/15	264,000	301,330
5.65% 4/1/16	181,000	215,178
5.9% 8/1/12	672,000	735,195
		20,972,221
TOTAL ENERGY		24,699,815
FINANCIALS - 16.4%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	277,000	278,775
5.3% 10/30/15	327,000	360,503
5.35% 2/1/12	65,000	68,883
6.95% 8/10/12	54,000	59,786
BlackRock, Inc. 6.25% 9/15/17	1,105,000	1,300,074
Goldman Sachs Group, Inc.:
3.7% 8/1/15	547,000	553,752
5.375% 3/15/20	750,000	774,639
5.95% 1/18/18	1,602,000	1,734,780
6.15% 4/1/18	298,000	325,577
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	494,000	499,786
6.5% 6/15/12	636,000	667,963
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 582,000	$ 619,591
7.125% 5/15/15	208,000	224,152
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,684,364
6.875% 4/25/18	618,000	680,380
Morgan Stanley:
0.8299% 1/9/14 (i)	825,000	769,672
2.8763% 5/14/13 (i)	844,000	852,595
4.1% 1/26/15	1,320,000	1,347,078
4.2% 11/20/14	863,000	888,717
4.75% 4/1/14	120,000	123,614
5.45% 1/9/17	200,000	210,065
5.95% 12/28/17	383,000	407,337
6% 5/13/14	570,000	621,313
7.3% 5/13/19	603,000	685,820
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,265,508
State Street Corp. 4.3% 5/30/14	120,000	131,786
The Bank of New York, Inc. 4.95% 11/1/12	583,000	631,134
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	723,315
5.75% 4/25/18	784,000	880,789
		19,371,748
Commercial Banks - 5.5%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,190,108
American Express Centurion Bank 5.2% 11/26/10	37,000	37,397
Bank of Montreal 2.125% 6/28/13	1,350,000	1,387,657
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,755,381
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	1,300,000	1,384,371
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,710,620
BB&T Corp. 6.5% 8/1/11	187,000	196,302
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	3,000,000	3,159,645
3.75% 10/15/14 (d)	1,640,000	1,737,104
Credit Suisse New York Branch:
5% 5/15/13	1,026,000	1,110,137
6% 2/15/18	1,543,000	1,682,797
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (d)(i)	845,580	818,099
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	447,832
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (d)	$ 114,000	$ 124,000
5.5% 10/17/12	340,000	362,320
Fifth Third Bancorp 4.5% 6/1/18	20,000	19,775
HBOS PLC 6.75% 5/21/18 (d)	509,000	497,771
HSBC Holdings PLC 0.7336% 10/6/16 (i)	130,000	124,312
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,319,356
JPMorgan Chase Bank 6% 10/1/17	1,122,000	1,265,775
KeyBank NA 7% 2/1/11	169,000	172,831
Korea Development Bank 4.625% 9/16/10	369,000	369,508
Lloyds TSB Bank PLC 4.375% 1/12/15 (d)	650,000	661,704
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,731,000	1,761,575
PNC Funding Corp.:
0.615% 1/31/12 (i)	979,000	975,993
3.625% 2/8/15	717,000	753,563
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,154,372
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,302,820
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	442,000	426,009
UnionBanCal Corp. 5.25% 12/16/13	100,000	108,281
US Bancorp:
2% 6/14/13	1,300,000	1,331,472
3.15% 3/4/15	322,000	335,749
Wachovia Bank NA 4.875% 2/1/15	283,000	304,373
Wachovia Corp.:
0.6363% 4/23/12 (i)	90,000	89,440
5.625% 10/15/16	513,000	566,043
Wells Fargo & Co. 3.75% 10/1/14	1,840,000	1,939,246
Westpac Banking Corp.:
2.1% 8/2/13	393,000	397,594
2.25% 11/19/12	1,277,000	1,299,111
		39,280,443
Consumer Finance - 1.2%
American Honda Finance Corp. 2.375% 3/18/13 (d)	300,000	306,463
Capital One Financial Corp.:
5.7% 9/15/11	366,000	381,039
7.375% 5/23/14	540,000	629,185
Discover Financial Services 6.45% 6/12/17	345,000	368,240
General Electric Capital Corp.:
2.8% 1/8/13	1,045,000	1,074,356
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
3.5% 8/13/12	$ 2,000,000	$ 2,078,564
3.5% 6/29/15	518,000	536,405
5.9% 5/13/14	857,000	969,050
6.375% 11/15/67 (i)	1,275,000	1,224,000
Household Finance Corp. 6.375% 10/15/11	341,000	360,203
HSBC Finance Corp. 5.25% 1/14/11	306,000	310,744
ORIX Corp. 5.48% 11/22/11	58,000	60,438
SLM Corp.:
0.7278% 10/25/11 (i)	354,000	336,683
0.7371% 3/15/11 (i)	17,000	16,834
		8,652,204
Diversified Financial Services - 2.9%
BB&T Corp. 3.375% 9/25/13	750,000	785,353
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	1,090,000	1,108,316
Citigroup, Inc.:
4.75% 5/19/15	690,000	710,826
5.125% 5/5/14	73,000	76,939
6% 12/13/13	1,119,000	1,207,430
6.375% 8/12/14	397,000	434,403
6.5% 1/18/11	225,000	229,722
6.5% 8/19/13	2,729,000	2,984,631
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,343,851
International Lease Finance Corp.:
5.65% 6/1/14	1,519,000	1,408,873
6.625% 11/15/13	411,000	395,588
JPMorgan Chase & Co.:
3.4% 6/24/15	2,290,000	2,360,919
4.891% 9/1/15 (i)	542,000	539,037
6.75% 2/1/11	65,000	66,624
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	664,643
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	160,099
5.35% 4/15/12 (d)	101,000	103,618
5.5% 1/15/14 (d)	128,000	129,415
5.7% 4/15/17 (d)	256,000	235,108
TECO Finance, Inc.:
4% 3/15/16	171,000	178,893
5.15% 3/15/20	245,000	267,675
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.: - continued
7% 5/1/12	$ 517,000	$ 559,620
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	517,661
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	988,292
Volkswagen International Finance NV 1.625% 8/12/13 (d)	560,000	561,249
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	1,008,000	927,360
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	527,000	471,849
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	805,000	728,525
		20,146,519
Insurance - 1.2%
Allstate Corp. 6.2% 5/16/14	526,000	611,263
Assurant, Inc. 5.625% 2/15/14	289,000	308,404
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,169
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,055,875
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	225,000	212,625
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	123,669
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	82,006
MetLife, Inc.:
5% 6/15/15	175,000	191,842
6.125% 12/1/11	177,000	187,304
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	113,000	123,090
5.125% 6/10/14 (d)	483,000	535,141
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	281,405
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	359,395
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,227,387
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	667,223
5.15% 1/15/13	327,000	349,680
5.4% 6/13/35	68,000	66,989
5.5% 3/15/16	64,000	69,952
6.2% 1/15/15	90,000	101,181
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	806,594
The Chubb Corp. 5.75% 5/15/18	311,000	358,920
Unum Group 7.125% 9/30/16	650,000	731,884
		8,541,998
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	$ 55,000	$ 58,411
5.5% 1/15/12	196,000	206,738
Camden Property Trust:
5.375% 12/15/13	326,000	351,199
5.875% 11/30/12	102,000	109,432
Developers Diversified Realty Corp.:
5.25% 4/15/11	381,000	382,133
5.375% 10/15/12	196,000	195,745
7.5% 4/1/17	307,000	309,091
Duke Realty LP:
4.625% 5/15/13	108,000	112,130
5.875% 8/15/12	86,000	90,333
Equity One, Inc.:
6% 9/15/17	131,000	134,957
6.25% 1/15/17	74,000	77,388
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	92,313
6% 7/15/12	442,000	474,145
6.2% 1/15/17	94,000	106,226
HRPT Properties Trust:
5.75% 11/1/15	134,000	141,876
6.25% 6/15/17	186,000	195,183
6.65% 1/15/18	95,000	101,883
UDR, Inc. 5.5% 4/1/14	1,107,000	1,183,831
Washington (REIT) 5.95% 6/15/11	553,000	569,269
		4,892,283
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	389,000	414,631
Arden Realty LP 5.2% 9/1/11	256,000	263,312
Brandywine Operating Partnership LP:
5.625% 12/15/10	725,000	732,129
5.7% 5/1/17	361,000	365,754
5.75% 4/1/12	329,000	339,886
Colonial Properties Trust 4.8% 4/1/11	1,000	991
Duke Realty LP:
5.4% 8/15/14	485,000	511,357
5.625% 8/15/11	500,000	510,977
6.25% 5/15/13	1,166,000	1,260,201
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.75% 7/15/20	$ 434,000	$ 454,299
5.375% 8/1/16	240,000	264,294
5.5% 10/1/12	384,000	414,363
5.75% 6/15/17	853,000	963,086
Liberty Property LP:
5.125% 3/2/15	150,000	158,525
5.5% 12/15/16	226,000	243,480
6.625% 10/1/17	582,000	666,057
Mack-Cali Realty LP 7.75% 2/15/11	205,000	209,943
Post Apartment Homes LP 6.3% 6/1/13	571,000	616,572
Reckson Operating Partnership LP 5.15% 1/15/11	11,000	11,022
Regency Centers LP:
4.95% 4/15/14	92,000	96,573
5.25% 8/1/15	322,000	344,650
5.875% 6/15/17	160,000	173,389
Simon Property Group LP:
4.2% 2/1/15	234,000	250,109
5.3% 5/30/13	12,000	13,282
Tanger Properties LP 6.15% 11/15/15	55,000	60,797
		9,339,679
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
3.7% 9/1/15	1,640,000	1,636,940
5.65% 5/1/18	1,125,000	1,169,794
Countrywide Financial Corp. 5.8% 6/7/12	935,000	994,516
First Niagara Financial Group, Inc. 6.75% 3/19/20	571,000	626,813
Independence Community Bank Corp.:
2.353% 4/1/14 (i)	801,000	770,643
4.9% 9/23/10	256,000	256,445
US Central Federal Credit Union 1.9% 10/19/12	990,000	1,015,084
		6,470,235
TOTAL FINANCIALS		116,695,109
HEALTH CARE - 0.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	534,037
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	$ 670,000	$ 737,182
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	264,256
6.3% 8/15/14	546,000	582,282
Express Scripts, Inc.:
5.25% 6/15/12	505,000	538,761
6.25% 6/15/14	299,000	344,725
WellPoint, Inc. 4.35% 8/15/20	700,000	721,672
		2,451,696
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	404,191
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	1,001,228
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,042,313
		2,447,732
TOTAL HEALTH CARE		6,170,647
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	151,000	159,681
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	40,413	40,716
Continental Airlines, Inc.:
6.648% 3/15/19	425,855	431,604
6.795% 2/2/20	33,971	32,612
6.82% 5/1/18	33,503	33,503
6.9% 7/2/19	123,518	126,915
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	51,191	52,599
7.57% 11/18/10	2,456,000	2,480,560
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	289,466	273,979
8.36% 7/20/20	199,436	199,137
		3,671,625
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 106,000	$ 115,758
6% 10/15/17	442,000	525,953
		641,711
TOTAL INDUSTRIALS		4,473,017
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	497,838
6% 10/1/12	585,000	633,116
6.55% 10/1/17	356,000	416,388
		1,547,342
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,700,000	1,810,799
5.5% 5/15/12	241,000	257,195
		2,067,994
Software - 0.1%
Oracle Corp. 3.875% 7/15/20 (d)	1,000,000	1,063,671
TOTAL INFORMATION TECHNOLOGY		4,679,007
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co. 4.85% 8/15/12	1,265,000	1,335,057
Lubrizol Corp. 8.875% 2/1/19	140,000	179,989
		1,515,046
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	304,491
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	274,717
6.4% 1/15/18	264,000	273,777
		548,494
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 459,000	$ 558,297
9.375% 4/8/19 (d)	630,000	840,306
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	298,000	316,323
5.5% 4/1/14	265,000	298,229
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	333,119
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	548,770
6.5% 7/15/18	675,000	799,197
Vale Overseas Ltd. 6.25% 1/23/17	350,000	392,445
		4,086,686
TOTAL MATERIALS		6,454,717
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	453,146
AT&T, Inc.:
5.5% 2/1/18	690,000	796,707
6.7% 11/15/13	177,000	205,002
British Telecommunications PLC 9.375% 12/15/10 (c)	512,000	523,429
CenturyTel, Inc. 6.15% 9/15/19	592,000	601,239
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	404,566
France Telecom SA 7.75% 3/1/11 (c)	143,000	147,999
SBC Communications, Inc.:
5.1% 9/15/14	328,000	368,755
5.875% 2/1/12	412,000	440,003
5.875% 8/15/12	148,000	161,502
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,753
Telecom Italia Capital SA:
4.95% 9/30/14	484,000	508,809
5.25% 10/1/15	395,000	420,536
6.999% 6/4/18	271,000	306,663
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,321,715
6.421% 6/20/16	234,000	269,753
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 158,000	$ 166,690
Verizon New York, Inc. 6.875% 4/1/12	888,000	959,502
		8,099,769
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	600,000	627,519
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,246,000	1,346,181
Sprint Nextel Corp. 6% 12/1/16	172,000	160,605
Verizon Wireless Capital LLC 5.55% 2/1/14	358,000	405,190
Vodafone Group PLC:
5% 12/16/13	346,000	378,185
5.5% 6/15/11	597,000	618,711
		3,536,391
TOTAL TELECOMMUNICATION SERVICES		11,636,160
UTILITIES - 2.6%
Electric Utilities - 1.2%
AmerenUE 6.4% 6/15/17	451,000	528,624
Cleveland Electric Illuminating Co. 5.65% 12/15/13	621,000	678,020
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,009,942
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	185,106
5.375% 11/2/12 (d)	301,000	311,180
6% 2/2/18 (d)	525,000	525,775
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	181,050
Exelon Corp. 4.9% 6/15/15	415,000	454,992
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	170,633
6.05% 8/15/21	372,000	394,180
Illinois Power Co. 6.125% 11/15/17	62,000	71,533
Mid-American Energy Co. 5.65% 7/15/12	50,000	53,939
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,872,997
6.5% 8/1/18	237,000	285,317
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	444,245
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	130,204
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	620,000	581,250
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 511,000	$ 526,774
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	257,682
		8,663,443
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	647,786
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	310,000	345,252
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,110,338
5.35% 1/15/14	231,000	254,197
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,669,592
		3,379,379
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	20,000	20,000
4.45% 6/15/20	680,000	749,446
7.5% 9/1/10	25,000	25,000
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	600,062
6.3% 9/30/66 (i)	577,000	542,380
7.5% 6/30/66 (i)	493,000	502,860
DTE Energy Co. 7.05% 6/1/11	315,000	328,896
KeySpan Corp. 7.625% 11/15/10	86,000	87,204
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	480,024
National Grid PLC 6.3% 8/1/16	223,000	261,449
NiSource Finance Corp.:
5.25% 9/15/17	402,000	435,009
5.4% 7/15/14	203,000	221,960
5.45% 9/15/20	43,000	46,075
6.4% 3/15/18	200,000	229,678
7.875% 11/15/10	229,000	231,926
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	757,000	715,365
WPS Resources Corp. 6.11% 12/1/66 (i)	133,000	120,365
		5,597,699
TOTAL UTILITIES		18,288,307
TOTAL NONCONVERTIBLE BONDS (Cost $202,151,703)		223,498,781
U.S. Government and Government Agency Obligations - 42.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
0.625% 9/24/12	$ 8,070,000	$ 8,059,477
1% 9/23/13	2,045,000	2,047,978
1.125% 7/30/12	3,180,000	3,209,142
1.25% 8/20/13	1,930,000	1,948,447
2.5% 5/15/14	9,250,000	9,688,089
4.625% 10/15/13	308,000	342,615
Federal Home Loan Bank:
1.125% 5/18/12	1,120,000	1,130,423
1.625% 11/21/12	1,225,000	1,249,155
1.75% 8/22/12	1,250,000	1,276,626
Freddie Mac:
0.875% 10/28/13	1,120,000	1,116,198
1.75% 6/15/12	3,229,000	3,294,791
2.125% 9/21/12	40,000	41,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		33,404,113
U.S. Treasury Obligations - 36.9%
U.S. Treasury Notes:
0.625% 6/30/12	6,114,000	6,132,403
0.625% 7/31/12	7,117,000	7,138,707
0.75% 8/15/13	504,000	504,630
1.75% 7/31/15	21,369,000	21,818,176
1.875% 6/30/15	4,339,000	4,458,323
2.375% 9/30/14 (g)	41,020,000	43,160,736
2.375% 10/31/14	2,250,000	2,366,719
2.5% 4/30/15	15,346,000	16,229,592
2.625% 7/31/14	10,000,000	10,622,660
3% 9/30/16	10,517,000	11,305,775
3.125% 10/31/16	16,010,000	17,320,819
3.125% 1/31/17	8,719,000	9,415,840
3.5% 5/15/20	35,133,000	38,297,781
3.625% 2/15/20	31,540,000	34,723,585
3.75% 11/15/18	15,850,000	17,755,709
4% 8/15/18	18,750,000	21,369,150
TOTAL U.S. TREASURY OBLIGATIONS		262,620,605
Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	532,998
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Bank of America Corp.: - continued
3.125% 6/15/12 (FDIC Guaranteed) (e)	$ 18,000	$ 18,806
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,639,459
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,767,341
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,064,650
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,411
TOTAL OTHER GOVERNMENT RELATED		6,032,665
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $287,777,213)		302,057,383
U.S. Government Agency - Mortgage Securities - 6.2%

Fannie Mae - 4.8%
1.85% 10/1/33 (i)	63,420	65,403
1.94% 10/1/33 (i)	24,097	24,924
1.946% 4/1/36 (i)	1,532,725	1,583,791
1.971% 12/1/34 (i)	59,382	61,283
1.972% 2/1/33 (i)	49,751	51,375
1.972% 1/1/35 (i)	766,406	793,561
1.983% 3/1/35 (i)	39,742	41,125
2.02% 7/1/35 (i)	1,641,830	1,704,729
2.065% 7/1/35 (i)	24,795	25,619
2.136% 3/1/35 (i)	9,030	9,365
2.582% 3/1/35 (i)	27,574	28,778
2.593% 6/1/36 (i)	47,302	49,561
2.618% 7/1/35 (i)	232,268	243,047
2.627% 7/1/34 (i)	121,521	126,697
2.664% 6/1/34 (i)	252,719	264,074
2.687% 2/1/35 (i)	1,302,409	1,364,118
2.709% 8/1/35 (i)	264,610	277,408
2.747% 7/1/35 (i)	186,502	194,528
2.782% 10/1/35 (i)	87,107	90,399
2.798% 10/1/33 (i)	63,629	66,614
2.804% 7/1/34 (i)	1,268,273	1,325,976
2.822% 12/1/33 (i)	1,738,542	1,812,387
2.844% 11/1/36 (i)	327,030	343,758
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.845% 7/1/34 (i)	$ 27,489	$ 28,648
2.858% 5/1/35 (i)	124,626	131,075
3.03% 7/1/35 (i)	297,559	311,054
3.043% 2/1/34 (i)	16,890	17,646
3.2% 9/1/34 (i)	471,413	491,996
3.201% 1/1/40 (i)	643,562	670,873
3.295% 11/1/36 (i)	353,807	370,991
3.319% 9/1/35 (i)	1,062,763	1,109,707
3.33% 4/1/35 (i)	1,070,903	1,121,869
3.343% 1/1/40 (i)	1,015,332	1,063,558
3.407% 10/1/37 (i)	19,793	20,704
3.5% 10/1/25 (f)	7,080,000	7,340,295
3.587% 12/1/39 (i)	200,802	210,187
3.603% 3/1/40 (i)	771,037	811,858
3.774% 10/1/39 (i)	456,479	478,520
4% 8/1/18	1,196,239	1,277,873
4.248% 7/1/37 (i)	108,896	114,658
4.5% 8/1/18 to 3/1/35	1,866,143	1,991,007
6% 5/1/16 to 4/1/17	280,934	303,025
6.5% 12/1/13 to 3/1/35	3,788,396	4,169,992
7% 11/1/11 to 6/1/33	955,189	1,064,679
7.5% 8/1/17 to 3/1/28	325,885	369,461
8.5% 5/1/21 to 9/1/25	53,176	60,586
9.5% 2/1/25	7,958	8,689
10.5% 8/1/20	12,739	15,208
12.5% 12/1/13 to 4/1/15	6,114	7,061
TOTAL FANNIE MAE		34,109,740
Freddie Mac - 1.4%
2.044% 4/1/35 (i)	424,818	441,277
2.624% 1/1/35 (i)	121,869	127,309
2.664% 6/1/35 (i)	99,831	104,873
3.088% 3/1/35 (i)	398,509	419,793
3.518% 12/1/39 (i)	605,532	634,018
3.54% 3/1/33 (i)	8,665	9,169
3.542% 4/1/40 (i)	496,559	520,054
3.586% 4/1/40 (i)	438,346	459,943
3.614% 2/1/40 (i)	1,086,183	1,141,312
4.5% 8/1/18	1,991,188	2,127,537
5% 3/1/19	2,988,245	3,195,671
5.367% 1/1/36 (i)	369,302	384,301
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.416% 10/1/35 (i)	$ 63,046	$ 66,750
8.5% 9/1/24 to 8/1/27	50,441	58,480
11.5% 10/1/15	2,878	3,223
TOTAL FREDDIE MAC		9,693,710
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	201,568	225,246
7.5% 2/15/28 to 10/15/28	4,578	5,240
8% 6/15/24 to 10/15/24	4,883	5,609
8.5% 5/15/17 to 10/15/21	64,714	74,095
11% 7/20/19 to 8/20/19	3,226	3,907
TOTAL GINNIE MAE		314,097
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,604,785)		44,117,547
Asset-Backed Securities - 6.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (i)	155,386	89,211
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (i)	12,547	12,042
Class M2, 1.9138% 3/25/34 (i)	60,000	39,049
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (i)	22,154	19,740
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (i)	2,360	92
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (i)	19,400	704
Class M5, 0.6538% 4/25/36 (i)	4,838	53
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (i)	68,508	68,106
Series 2006-A6 Class A6, 0.2963% 9/20/13 (i)	31,971	31,783
Series 2006-A7 Class A7, 0.2863% 10/20/12 (i)	31,362	31,178
Series 2006-C1 Class C1, 0.7463% 10/20/14 (i)	10,744	1,988
Series 2007-A4 Class A4, 0.2963% 4/22/13 (i)	28,393	28,226
Series 2007-D1 Class D, 1.6663% 1/22/13 (d)(i)	1,065,000	0
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,110,000	1,129,064
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	285,764
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2009-A:
Class A4, 3% 10/15/15 (d)	$ 280,000	$ 292,804
Series 2010-1 Class A4, 2.3% 12/15/14	930,000	953,275
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (d)(i)	1,720,000	1,753,026
Series 2010-2 Class A, 4.25% 4/15/17 (d)	660,000	696,274
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	13,184	13,188
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	128,000	128,468
Series 2007-2M Class A3, 5.22% 6/8/12	7,409	7,437
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (i)	12,001	8,648
Series 2004-R2 Class M3, 0.8138% 4/25/34 (i)	17,493	1,934
Series 2005-R2 Class M1, 0.7138% 4/25/35 (i)	176,341	136,805
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (i)	4,092	2,780
Series 2004-W11 Class M2, 0.9638% 11/25/34 (i)	63,962	37,731
Series 2004-W7 Class M1, 0.8138% 5/25/34 (i)	185,706	84,159
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (i)	165,562	56,987
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (i)	228,192	137,100
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (i)	33,000	2,425
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(d)(i)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	524,415
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	400,000	405,244
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	1,100,000	1,112,241
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,160,427
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0138% 2/25/35 (i)	427,000	218,051
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (i)	130,775	130,549
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (i)	187,293	177,929
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (i)	24,403	24,031
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	220,930	222,351
Class C, 5.31% 6/15/12	203,000	206,168
Series 2007-1 Class C, 5.38% 11/15/12	72,000	75,212
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (d)(i)	$ 449,191	$ 449,296
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,360,000	1,419,203
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	440,349
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (d)(i)	52,147	10,429
Class B, 1.0163% 7/20/39 (d)(i)	30,070	1,504
Class C, 1.3663% 7/20/39 (d)(i)	38,684	774
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	107,962
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (i)	130,038	13,315
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (i)	48,500	1,991
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (d)(i)	215,000	10,165
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (i)	28,000	3,442
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (i)	21,243	1,261
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (i)	205,465	78,242
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (d)(i)	16,443	14,746
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	56,723	57,319
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	400,000	435,831
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,250,000	1,254,458
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	900,000	906,089
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	767,339
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,127,817
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,118,560
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (i)	87,242	3,944
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (i)	12,697	12,217
Series 2007-4 Class A1A, 0.4488% 9/25/37 (i)	79,172	73,678
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (i)	36,015	15,395
Series 2004-3 Class M4, 1.2338% 4/25/34 (i)	18,137	6,534
Series 2004-4 Class M2, 1.0588% 6/25/34 (i)	50,135	26,298
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6838% 8/25/35 (i)	$ 103,644	$ 97,576
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (i)	15,749	15,347
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	67,768	68,919
Series 2007-C Class A3, 5.43% 5/15/12 (d)	7,779	7,824
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	499,064
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (i)	4,436	3,327
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (i)	33,155	15,117
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (i)	581,111	208,231
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	310,000	317,766
Class D, 7.26% 2/15/13 (d)	850,000	874,158
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	80,763
Class D, 6.89% 5/15/13 (d)	439,000	456,229
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	328,028
Series 2009-B Class A3, 2.79% 8/15/13	780,000	794,931
Series 2009-C Class A4, 4.43% 11/15/14	520,000	558,989
Series 2009-D Class A4, 2.98% 8/15/14	300,000	312,907
Series 2009-E Class A3, 1.51% 1/15/14	700,000	706,449
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	622,365
Class A4, 1.58% 9/15/15	1,360,000	1,373,831
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (i)	700,000	695,837
Class B, 0.8259% 6/15/13 (i)	88,000	86,645
Series 2010-1 Class A, 1.9259% 12/15/14 (d)(i)	1,200,000	1,226,315
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	9,000	9,085
Series 2007-1:
Class A4, 5.03% 2/16/15	60,159	60,233
Class C, 5.43% 2/16/15	77,000	75,951
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (i)	81,136	28,201
Class M4, 0.9438% 1/25/35 (i)	41,438	4,546
Series 2006-D Class M1, 0.4938% 11/25/36 (i)	40,000	1,362
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (d)(i)	$ 335,000	$ 228,638
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	240,884	192,707
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (d)(i)	31,299	27,543
Series 2006-2A:
Class A, 0.4559% 11/15/34 (d)(i)	280,216	225,574
Class B, 0.5559% 11/15/34 (d)(i)	101,671	61,003
Class C, 0.6559% 11/15/34 (d)(i)	167,799	67,120
Class D, 1.0259% 11/15/34 (d)(i)	63,648	15,275
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,626,428
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (i)	137,000	135,040
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (i)	92,000	74,317
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	6,843	7,011
Class C, 5.74% 12/15/14	14,438	14,625
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	62,228	14,939
Class M1, 0.9138% 6/25/34 (i)	253,008	156,972
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (i)	100,732	6,064
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (i)	23,182	528
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (d)(i)	74,487	19,367
Series 2006-3:
Class B, 0.6638% 9/25/46 (d)(i)	74,651	14,930
Class C, 0.8138% 9/25/46 (d)(i)	174,018	26,103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (i)	57,003	36,314
Series 2003-3 Class M1, 1.5538% 8/25/33 (i)	69,623	48,152
Series 2003-5 Class A2, 0.9638% 12/25/33 (i)	2,817	1,585
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (i)	12,735	12,479
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (i)	164,662	158,542
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (i)	1,240	1,216
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	266,270
Series 2010-2 Class A4, 1.92% 6/18/13	1,300,000	1,327,836
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (i)	68,727	52,591
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (i)	$ 141,116	$ 43,742
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	355,380
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	978,657
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (i)	25,000	1,102
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (i)	176,698	134,402
Class MV1, 0.4938% 11/25/36 (i)	143,100	80,034
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (i)	71,000	3,820
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (i)	71,038	59,153
Series 2006-A Class 2C, 1.6872% 3/27/42 (i)	392,000	60,455
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	292,829	297,943
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (i)	17,925	12,199
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,664	2,483
Class C, 5.691% 10/20/28 (d)	1,332	1,124
Class D, 6.01% 10/20/28 (d)	14,317	11,363
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (i)	63,216	3,804
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (i)	89,453	4,886
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (i)	24,204	10,469
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	26,653	27,005
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (i)	83,173	64,000
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (i)	208,756	181,052
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (i)	3,197	3,146
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (i)	346,906	244,818
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (i)	4,895	3,266
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (i)	99,571	48,663
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (i)	45,571	23,410
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (i)	47,458	5,572
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (i)	33,000	952
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	$ 430,400	$ 61,547
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	51,453	1,320
Series 2006-2 Class AIO, 6% 8/25/11 (k)	29,000	1,419
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	46,000	3,565
Series 2006-4:
Class A1, 0.2938% 3/25/25 (i)	50,175	49,485
Class AIO, 6.35% 2/27/12 (k)	147,000	12,427
Class D, 1.3638% 5/25/32 (i)	300,000	4,221
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	198,000	21,285
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	168,000	19,733
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (i)	162,650	66,917
Series 2005-D Class M2, 0.7338% 2/25/36 (i)	99,892	12,909
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	400,000	404,216
Series 2009-B Class A3, 2.07% 1/15/15	720,000	728,242
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (i)	3,214	3,202
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(d)(i)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (i)	3,019	2,916
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (i)	5,451	5,260
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (i)	60,741	26,202
Class M4, 1.7138% 9/25/34 (i)	77,891	12,393
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (i)	308,921	261,331
Class M3, 0.8238% 1/25/36 (i)	54,533	34,974
Class M4, 1.0938% 1/25/36 (i)	126,217	39,718
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (i)	456,374	6,767
Class M9, 2.1438% 5/25/35 (i)	33,168	82
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (d)(i)	400,093	398,545
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (i)	64,000	2,540
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (i)	582	487
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (i)	190,325	124,800
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (i)	$ 12,000	$ 391
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (i)	6,169	2,860
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (i)	2,529	2,478
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (d)(i)	99,629	92,970
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (i)	145,000	8,751
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (i)	8,527	2,029
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	126,102	126,732
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (i)	557,000	556,414
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (i)	2,472	1,552
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	411,960
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (d)(i)	306,822	15,341
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	74,598	76,255
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	492,018
Series 2009-2 Class A3, 1.54% 2/18/14	920,000	928,348
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	700,000	712,381
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	12,122	12,154
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	47,859	48,124
Class D, 5.54% 12/20/12 (d)	73,000	74,200
Class E, 7.05% 5/20/14 (d)	716,000	729,112
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (d)(i)	788,019	780,970
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	795,251
Series 2007-A5A Class A5, 1.0259% 10/15/14 (d)(i)	120,000	120,044
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	$ 646	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (d)(i)	203,978	67,313
TOTAL ASSET-BACKED SECURITIES (Cost $44,675,051)		45,090,621
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 1.9%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (d)(i)	1,600,000	1,588,450
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (d)(i)	162,551	97,531
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	577,865	586,225
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (i)	170,353	152,340
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (i)	124,155	110,454
Series 2004-A Class 2A2, 3.5151% 2/25/34 (i)	36,252	31,937
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (i)	15,702	13,869
Class 2A2, 3.0586% 3/25/34 (i)	110,878	101,250
Series 2004-D Class 2A2, 2.9566% 5/25/34 (i)	254,153	236,419
Series 2004-G Class 2A7, 3.195% 8/25/34 (i)	225,230	195,975
Series 2004-H Class 2A1, 3.7091% 9/25/34 (i)	205,582	179,720
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (d)(i)(k)	564,174	6,249
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (i)	112,849	108,077
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (i)	216,000	230,675
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	241,000	48,200
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (d)(i)	216,000	210,577
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (i)	1,193	1,182
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (i)	273,237	263,431
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (i)	$ 4,810	$ 4,773
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (d)(i)	404,000	395,193
Class C2, 0.9947% 10/18/54 (d)(i)	135,000	130,329
Class M2, 0.7747% 10/18/54 (d)(i)	232,000	223,532
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (d)(i)	379,000	358,041
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (d)(i)	355,000	349,675
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (i)	25,291	11,002
Series 2006-1A Class C2, 0.8663% 12/20/54 (d)(i)	578,000	254,320
Series 2006-2 Class C1, 0.7363% 12/20/54 (i)	463,000	206,035
Series 2006-3 Class C2, 0.7663% 12/20/54 (i)	128,000	57,777
Series 2006-4:
Class B1, 0.3563% 12/20/54 (i)	521,000	388,145
Class C1, 0.6463% 12/20/54 (i)	319,000	140,360
Class M1, 0.4363% 12/20/54 (i)	137,000	88,365
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (i)	258,000	114,810
Class 1M1, 0.4163% 12/20/54 (i)	172,000	110,080
Class 2C1, 0.6963% 12/20/54 (i)	117,000	52,065
Class 2M1, 0.5163% 12/20/54 (i)	222,000	142,080
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (i)	308,000	133,980
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (i)	36,767	20,218
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (i)	32,868	20,642
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (d)(i)	1,410,000	1,407,992
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	14,154	14,454
Class A3, 5.447% 6/12/47 (i)	410,000	437,467
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (i)	150,084	136,658
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (i)	207,918	194,818
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (i)	96,285	60,352
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (i)	68,000	325
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (i)	$ 178,725	$ 119,273
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (d)(i)	28,707	24,688
Class C, 0.466% 6/15/22 (d)(i)	181,170	153,995
Class D, 0.476% 6/15/22 (d)(i)	69,853	57,978
Class E, 0.486% 6/15/22 (d)(i)	111,337	84,616
Class F, 0.516% 6/15/22 (d)(i)	177,078	125,725
Class G, 0.586% 6/15/22 (d)(i)	41,484	28,209
Class H, 0.606% 6/15/22 (d)(i)	83,046	52,319
Class J, 0.646% 6/15/22 (d)(i)	97,221	51,527
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	925,000	988,978
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (i)	277,584	19,169
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (i)	576,162	486,858
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (d)(i)	237,251	132,101
Class B6, 3.1434% 7/10/35 (d)(i)	394,692	192,847
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	133,593	135,206
Series 2004-SL3 Class A1, 7% 8/25/16	9,655	9,385
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (d)(i)	49,642	39,349
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (i)	4,598	2,405
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (i)	280,140	159,875
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5346% 6/25/34 (i)	159,266	152,916
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (i)	125,022	120,532
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (i)	90,495	84,226
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (i)	385,408	356,673
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (i)	219,976	198,378
TOTAL PRIVATE SPONSOR		13,393,277
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 78,933	$ 85,355
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	277,666	301,128
Series 2004-86 Class KC, 4.5% 5/25/19	211,833	223,398
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	534,717	589,297
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	288,142	311,378
Series 2363 Class PF, 6% 9/15/16	366,981	395,991
TOTAL U.S. GOVERNMENT AGENCY		1,906,547
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,725,697)		15,299,824
Commercial Mortgage Securities - 4.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (i)	159,000	172,876
Class A3, 6.8628% 2/14/43 (i)	172,000	186,619
Class A6, 7.1828% 2/14/43 (i)	253,000	270,511
Class PS1, 1.387% 2/14/43 (i)(k)	664,352	19,580
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (i)	252,000	271,171
Series 2006-4 Class A1, 5.363% 7/10/46 (i)	40,504	40,785
Series 2006-5:
Class A1, 5.185% 9/10/47	93,127	93,823
Class A3, 5.39% 9/10/47	301,000	324,644
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	450,511
Series 2007-2 Class A1, 5.421% 4/10/49	52,634	54,114
Series 2007-4 Class A3, 5.811% 2/10/51 (i)	215,000	231,712
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	22,805
Series 2007-3 Class A3, 5.6578% 6/10/49 (i)	361,000	386,795
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	238,057	241,169
Class A4, 4.153% 11/10/38	274,000	283,236
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 13,533	$ 13,524
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	141,701	142,187
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	119,726
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	51,979
Class K, 6.15% 5/11/35 (d)	100,000	90,096
Series 2003-2 Class XP, 0.307% 3/11/41 (d)(i)(k)	2,024,064	1,330
Series 2005-6 Class A3, 5.1778% 9/10/47 (i)	389,000	401,843
Series 2007-1 Class B, 5.543% 1/15/49	130,000	42,646
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (d)(i)	93,000	76,260
Class D, 0.6359% 3/15/22 (d)(i)	94,000	73,320
Class E, 0.6759% 3/15/22 (d)(i)	78,000	58,555
Class F, 0.7459% 3/15/22 (d)(i)	70,189	49,132
Class G, 0.8059% 3/15/22 (d)(i)	45,493	29,570
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (d)(i)	139,000	115,370
Class D, 0.4859% 10/15/19 (d)(i)	170,000	142,800
Class E, 0.5159% 10/15/19 (d)(i)	157,000	130,027
Class F, 0.5859% 10/15/19 (d)(i)	360,653	290,073
Class G, 0.6059% 10/15/19 (d)(i)	144,054	100,348
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (d)(i)	9,333	5,507
Series 2004-1:
Class A, 0.6238% 4/25/34 (d)(i)	137,079	108,292
Class B, 2.1638% 4/25/34 (d)(i)	18,811	9,406
Class M1, 0.8238% 4/25/34 (d)(i)	15,242	10,365
Class M2, 1.4638% 4/25/34 (d)(i)	14,112	8,044
Series 2004-2:
Class A, 0.6938% 8/25/34 (d)(i)	133,238	105,258
Class M1, 0.8438% 8/25/34 (d)(i)	21,848	13,764
Series 2004-3:
Class A1, 0.6338% 1/25/35 (d)(i)	248,006	193,444
Class A2, 0.6838% 1/25/35 (d)(i)	42,958	27,923
Class M1, 0.7638% 1/25/35 (d)(i)	51,922	33,490
Class M2, 1.2638% 1/25/35 (d)(i)	23,417	14,519
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (d)(i)	190,930	142,433
Class M1, 0.6938% 8/25/35 (d)(i)	11,251	6,470
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M2, 0.7438% 8/25/35 (d)(i)	$ 18,556	$ 10,250
Class M3, 0.7638% 8/25/35 (d)(i)	10,266	5,228
Class M4, 0.8738% 8/25/35 (d)(i)	9,424	4,480
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (d)(i)	82,636	61,506
Class A2, 0.6638% 11/25/35 (d)(i)	83,209	53,669
Class M1, 0.7038% 11/25/35 (d)(i)	9,774	4,972
Class M2, 0.7538% 11/25/35 (d)(i)	12,409	5,846
Class M3, 0.7738% 11/25/35 (d)(i)	11,106	5,038
Class M4, 0.8638% 11/25/35 (d)(i)	13,837	5,940
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (d)(i)	191,859	122,790
Class B1, 1.6638% 1/25/36 (d)(i)	16,580	5,471
Class M1, 0.7138% 1/25/36 (d)(i)	61,890	32,183
Class M2, 0.7338% 1/25/36 (d)(i)	18,567	9,098
Class M3, 0.7638% 1/25/36 (d)(i)	27,116	12,473
Class M4, 0.8738% 1/25/36 (d)(i)	14,997	5,999
Class M5, 0.9138% 1/25/36 (d)(i)	14,997	5,774
Class M6, 0.9638% 1/25/36 (d)(i)	15,928	5,734
Series 2006-1:
Class A2, 0.6238% 4/25/36 (d)(i)	29,261	19,605
Class M1, 0.6438% 4/25/36 (d)(i)	10,466	5,220
Class M2, 0.6638% 4/25/36 (d)(i)	11,057	5,303
Class M3, 0.6838% 4/25/36 (d)(i)	9,514	4,123
Class M4, 0.7838% 4/25/36 (d)(i)	5,391	2,051
Class M5, 0.8238% 4/25/36 (d)(i)	5,233	1,998
Class M6, 0.9038% 4/25/36 (d)(i)	10,434	4,011
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (d)(i)	456,770	352,855
Class A2, 0.5438% 7/25/36 (d)(i)	26,241	17,857
Class B1, 1.1338% 7/25/36 (d)(i)	9,825	2,547
Class B3, 2.9638% 7/25/36 (d)(i)	14,844	2,751
Class M1, 0.5738% 7/25/36 (d)(i)	27,532	13,089
Class M2, 0.5938% 7/25/36 (d)(i)	19,425	8,881
Class M3, 0.6138% 7/25/36 (d)(i)	16,113	6,614
Class M4, 0.6838% 7/25/36 (d)(i)	10,881	4,329
Class M5, 0.7338% 7/25/36 (d)(i)	13,373	4,809
Class M6, 0.8038% 7/25/36 (d)(i)	19,953	6,223
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (d)(i)	$ 17,465	$ 3,493
Class B2, 1.6138% 10/25/36 (d)(i)	12,597	2,205
Class B3, 2.8638% 10/25/36 (d)(i)	20,500	3,280
Class M4, 0.6938% 10/25/36 (d)(i)	19,302	6,177
Class M5, 0.7438% 10/25/36 (d)(i)	23,108	6,470
Class M6, 0.8238% 10/25/36 (d)(i)	45,232	10,856
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (d)(i)	101,471	75,444
Class A2, 0.5338% 12/25/36 (d)(i)	426,617	271,200
Class B1, 0.9638% 12/25/36 (d)(i)	15,686	3,785
Class B2, 1.5138% 12/25/36 (d)(i)	16,139	3,147
Class B3, 2.7138% 12/25/36 (d)(i)	26,772	3,012
Class M1, 0.5538% 12/25/36 (d)(i)	32,711	15,325
Class M2, 0.5738% 12/25/36 (d)(i)	22,030	9,451
Class M3, 0.6038% 12/25/36 (d)(i)	22,030	8,620
Class M4, 0.6638% 12/25/36 (d)(i)	26,035	9,269
Class M5, 0.7038% 12/25/36 (d)(i)	24,700	8,294
Class M6, 0.7838% 12/25/36 (d)(i)	22,030	7,017
Series 2007-1:
Class A2, 0.5338% 3/25/37 (d)(i)	112,901	71,128
Class B1, 0.9338% 3/25/37 (d)(i)	35,975	7,915
Class B2, 1.4138% 3/25/37 (d)(i)	26,006	4,811
Class B3, 3.6138% 3/25/37 (d)(i)	70,788	10,618
Class M1, 0.5338% 3/25/37 (d)(i)	31,596	14,218
Class M2, 0.5538% 3/25/37 (d)(i)	23,701	9,243
Class M3, 0.5838% 3/25/37 (d)(i)	21,327	7,464
Class M4, 0.6338% 3/25/37 (d)(i)	16,927	5,417
Class M5, 0.6838% 3/25/37 (d)(i)	26,848	7,786
Class M6, 0.7638% 3/25/37 (d)(i)	37,118	9,094
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (d)(i)	100,347	70,243
Class A2, 0.5838% 7/25/37 (d)(i)	93,815	48,784
Class B1, 1.8638% 7/25/37 (d)(i)	28,715	4,307
Class B2, 2.5138% 7/25/37 (d)(i)	25,368	3,805
Class B3, 3.6138% 7/25/37 (d)(i)	28,231	3,670
Class M1, 0.6338% 7/25/37 (d)(i)	32,944	12,519
Class M2, 0.6738% 7/25/37 (d)(i)	17,798	5,339
Class M3, 0.7538% 7/25/37 (d)(i)	17,954	4,129
Class M4, 0.9138% 7/25/37 (d)(i)	36,596	7,319
Class M5, 1.0138% 7/25/37 (d)(i)	32,242	5,481
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.2638% 7/25/37 (d)(i)	$ 40,302	$ 6,247
Series 2007-3:
Class A2, 0.5538% 7/25/37 (d)(i)	104,277	63,630
Class B1, 1.2138% 7/25/37 (d)(i)	25,657	5,819
Class B2, 1.8638% 7/25/37 (d)(i)	64,449	14,082
Class B3, 4.2638% 7/25/37 (d)(i)	33,936	7,001
Class M1, 0.5738% 7/25/37 (d)(i)	23,132	10,377
Class M2, 0.6038% 7/25/37 (d)(i)	24,818	9,180
Class M3, 0.6338% 7/25/37 (d)(i)	38,286	12,351
Class M4, 0.7638% 7/25/37 (d)(i)	60,579	18,192
Class M5, 0.8638% 7/25/37 (d)(i)	31,489	8,905
Class M6, 1.0638% 7/25/37 (d)(i)	23,853	5,718
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (d)(i)	38,374	3,837
Class B2, 3.7138% 9/25/37 (d)(i)	139,053	12,515
Class M1, 1.2138% 9/25/37 (d)(i)	37,312	10,074
Class M2, 1.3138% 9/25/37 (d)(i)	37,312	8,582
Class M4, 1.8638% 9/25/37 (d)(i)	94,087	16,936
Class M5, 2.0138% 9/25/37 (d)(i)	94,087	14,113
Class M6, 2.2138% 9/25/37 (d)(i)	94,170	11,300
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	534,186	17,895
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(i)(k)	1,216,841	131,419
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (d)(i)	91,801	67,104
Class H, 0.9259% 3/15/19 (d)(i)	61,770	34,690
Class J, 1.1259% 3/15/19 (d)(i)	46,405	25,036
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (d)(i)	76,569	44,410
Class E, 0.5759% 3/15/22 (d)(i)	394,020	216,711
Class F, 0.6259% 3/15/22 (d)(i)	241,475	123,152
Class G, 0.6759% 3/15/22 (d)(i)	62,931	30,207
Class H, 0.8259% 3/15/22 (d)(i)	76,569	30,628
Class J, 0.9759% 3/15/22 (d)(i)	76,569	24,502
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	76,128	77,440
Series 2004-PWR3 Class A3, 4.487% 2/11/41	215,787	219,299
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	176,909	180,104
Series 2007-PW17 Class A1, 5.282% 6/11/50	105,517	107,699
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	$ 56,844	$ 58,240
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (d)(i)(k)	1,674,203	8,809
Series 2003-T12 Class X2, 0.4996% 8/13/39 (d)(i)(k)	5,627,707	40,164
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(i)(k)	2,926,870	52,506
Series 2007-PW15 Class A1, 5.016% 2/11/44	49,265	50,389
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (d)(i)	35,000	12,607
Class C, 5.7172% 6/11/40 (d)(i)	29,000	8,995
Class D, 5.7172% 6/11/40 (d)(i)	29,000	7,653
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (d)(i)(k)	20,177,207	258,710
Series 2007-T28:
Class A1, 5.422% 9/11/42	31,857	32,944
Class X2, 0.1751% 9/11/42 (d)(i)(k)	10,091,126	78,699
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (d)(i)	105,454	62,270
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	273,804
Class XCL, 2.1172% 5/15/35 (d)(i)(k)	2,815,033	78,602
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	9,413	9,388
Class F, 7.734% 1/15/32	47,000	46,838
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(i)	214,992	218,539
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (d)(i)	77,000	67,444
Class G, 0.6019% 8/15/21 (d)(i)	49,634	40,092
Class H, 0.6419% 8/15/21 (d)(i)	40,527	30,331
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	363,032	335,650
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	36,506	36,872
Class A2A, 5.237% 12/11/49	192,000	197,433
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	222,021
Class C, 5.476% 12/11/49	407,000	113,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (i)	$ 216,000	$ 230,912
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	90,720
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (d)(i)	484,000	411,400
Class C, 0.5459% 4/15/17 (d)(i)	174,000	142,680
Class D, 0.5859% 4/15/17 (d)(i)	81,291	63,407
Class E, 0.6459% 4/15/17 (d)(i)	34,474	25,856
Class F, 0.6859% 4/15/17 (d)(i)	19,555	13,493
Class G, 0.8259% 4/15/17 (d)(i)	19,555	12,320
Class H, 0.8959% 4/15/17 (d)(i)	19,555	10,169
Class J, 1.1259% 4/15/17 (d)(i)	14,996	5,998
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (d)(i)	217,448	200,052
Class D, 0.6159% 11/15/17 (d)(i)	11,398	10,259
Class E, 0.6659% 11/15/17 (d)(i)	39,895	34,708
Class F, 0.7259% 11/15/17 (d)(i)	27,939	22,910
Class G, 0.7759% 11/15/17 (d)(i)	19,366	13,556
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (d)(i)	308,000	255,640
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	3,205	3,203
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	640,857
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	365,000	366,171
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (d)(i)(k)	466,489	1,700
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	116,584
Class XP, 0.4814% 12/10/46 (i)(k)	2,571,855	37,788
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	9,575	9,588
Series 2007-C2:
Class A1, 5.269% 1/15/49	68,120	68,408
Class A3, 5.542% 1/15/49 (i)	432,000	429,525
Series 2007-C3:
Class A1, 5.664% 6/15/39 (i)	1,569	1,568
Class A4, 5.7223% 6/15/39 (i)	130,000	129,044
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (i)(k)	1,732,492	25,675
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	195,000	194,726
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (d)(i)	$ 771,000	$ 308,400
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	225,840
Series 2002-CP5 Class A1, 4.106% 12/15/35	17,152	17,559
Series 2004-C1:
Class A3, 4.321% 1/15/37	53,486	54,230
Class A4, 4.75% 1/15/37	101,000	105,250
Series 1998-C1 Class D, 7.17% 5/17/40	12,170	12,255
Series 1999-C1 Class E, 7.8879% 9/15/41 (i)	18,585	18,540
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (i)(k)	575,676	4,511
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (d)(i)(k)	1,733,968	21,556
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (d)(i)(k)	1,526,633	24
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (d)(i)	82,000	54,940
Class C:
0.4459% 2/15/22 (d)(i)	212,546	121,151
0.5459% 2/15/22 (d)(i)	75,912	34,920
Class F, 0.5959% 2/15/22 (d)(i)	151,805	62,240
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	12,565	12,728
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (i)(k)	4,043,567	46,405
Class B, 5.487% 2/15/40 (d)(i)	330,000	39,600
Series 2010-16 Class A1, 3% 6/25/50	560,000	560,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	77,916
Class G, 6.936% 3/15/33 (d)	142,000	142,026
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,137,554
Series 2001-1 Class X1, 1.0321% 5/15/33 (d)(i)(k)	2,076,575	9,177
Series 2004-C1 Class X2, 1.1164% 11/10/38 (d)(i)(k)	1,239,344	4,840
Series 2005-C1 Class B, 4.846% 6/10/48 (i)	62,000	44,043
Series 2007-C1 Class XP, 0.2009% 12/10/49 (i)(k)	4,404,322	27,459
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (d)(i)(k)	1,258,744	2,404
Series 2004-C3 Class X2, 0.6312% 12/10/41 (i)(k)	4,930,202	34,014
Series 2005-C1 Class X2, 0.6565% 5/10/43 (i)(k)	858,219	8,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (d)(i)	$ 81,000	$ 60,010
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	59,671	60,048
Series 2007-GG11:
Class A1, 5.358% 12/10/49	219,016	227,272
Class A2, 5.597% 12/10/49	432,000	456,158
Series 2003-C2 Class XP, 0.8232% 1/5/36 (d)(i)(k)	1,504,010	3,530
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(i)(k)	4,000,851	35,706
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	5,135,006	53,448
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (d)(i)	11,000	10,015
Class D, 0.5753% 6/6/20 (d)(i)	52,000	44,952
Class E, 0.6653% 6/6/20 (d)(i)	60,000	50,410
Class F, 0.7353% 6/6/20 (d)(i)	95,176	76,345
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (d)(i)	236,000	210,040
Class D, 0.6653% 3/6/20 (d)(i)	467,000	410,960
Class F, 0.7753% 3/6/20 (d)(i)	19,000	16,435
Class G, 0.8153% 3/6/20 (d)(i)	10,000	8,400
Class H, 0.9453% 3/6/20 (d)(i)	7,000	5,915
Class J, 1.1453% 3/6/20 (d)(i)	11,000	9,130
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	109,787
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (d)(i)(k)	4,084,085	48,608
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	332,368
Series 2007-GG10:
Class A1, 5.69% 8/10/45	69,089	71,261
Class A2, 5.778% 8/10/45	103,000	107,060
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (d)(i)(k)	366,689	1,556
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (d)(i)(k)	366,274	2,030
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (d)(i)	159,065	111,345
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class C, 0.4859% 11/15/18 (d)(i)	$ 112,959	$ 74,553
Class D, 0.5059% 11/15/18 (d)(i)	34,715	19,788
Class E, 0.5559% 11/15/18 (d)(i)	50,726	28,407
Class F, 0.6059% 11/15/18 (d)(i)	75,795	39,413
Class G, 0.6359% 11/15/18 (d)(i)	65,886	32,943
Class H, 0.7759% 11/15/18 (d)(i)	50,726	22,319
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	325,000	345,622
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	103,000	109,862
Series 2007-LDP10 Class A1, 5.122% 1/15/49	7,164	7,227
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	607,529
Series 2005-CB13 Class E, 5.3519% 1/12/43 (d)(i)	109,000	10,087
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	65,231
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (i)	18,000	5,583
Class C, 5.7461% 2/12/49 (i)	48,000	14,888
Class D, 5.7461% 2/12/49 (i)	51,000	15,100
Series 2007-LDP10 Class ES, 5.541% 1/15/49 (d)(i)	112,000	7,895
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	89,825
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	80,488	80,997
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	37,897	38,575
Series 2001-C3 Class A1, 6.058% 6/15/20	1,005	1,007
Series 2006-C1 Class A2, 5.084% 2/15/31	94,358	95,207
Series 2006-C3 Class A1, 5.478% 3/15/32	4,711	4,733
Series 2006-C6 Class A1, 5.23% 9/15/39	22,302	22,320
Series 2006-C7:
Class A1, 5.279% 11/15/38	115,449	117,554
Class A2, 5.3% 11/15/38	238,000	245,437
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	25,564	26,042
Class A4, 5.424% 2/15/40	28,000	29,388
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	107,118
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	15,082
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	432,119
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	240,428
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (d)(i)(k)	2,765,640	15,560
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C4 Class A2, 4.567% 6/15/29 (i)	$ 27,057	$ 27,339
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (i)(k)	668,349	7,824
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (i)(k)	1,227,679	19,932
Series 2007-C1:
Class C, 5.533% 2/15/40 (i)	475,000	105,248
Class D, 5.563% 2/15/40 (i)	86,000	15,336
Class E, 5.582% 2/15/40 (i)	43,000	6,577
Class XCP, 0.3203% 2/15/40 (i)(k)	493,068	5,744
Series 2007-C7 Class XCP, 0.2905% 9/15/45 (i)(k)	16,952,742	185,677
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	250,000	254,983
Series 2001-WM, 6.754% 7/14/16 (d)	262,000	267,324
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (d)(i)	69,510	53,345
Class E, 0.5659% 9/15/21 (d)(i)	249,861	189,388
Class F, 0.6159% 9/15/21 (d)(i)	97,418	72,670
Class G, 0.6359% 9/15/21 (d)(i)	192,585	133,358
Class H, 0.6759% 9/15/21 (d)(i)	49,497	21,577
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	27,838	27,975
Series 2007-C1 Class A1, 4.533% 6/12/50	54,510	55,044
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (i)	355,000	366,867
Series 2005-LC1 Class F, 5.3777% 1/12/44 (d)(i)	188,000	69,690
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (i)	101,000	98,132
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (i)	230,000	241,617
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	186,000	199,504
Series 2007-5:
Class A1, 4.275% 8/12/48	5,364	5,395
Class A3, 5.364% 8/12/48	84,000	86,046
Class A4, 5.378% 8/12/48	9,000	8,796
Class B, 5.479% 2/12/17	648,000	114,142
Series 2007-6 Class A1, 5.175% 3/12/51	11,364	11,535
Series 2007-7 Class A4, 5.7485% 6/12/50 (i)	756,000	759,848
Series 2007-8 Class A1, 4.622% 8/12/49	46,386	47,381
Series 2006-4 Class XP, 0.6254% 12/12/49 (i)(k)	4,503,503	81,857
Series 2007-6 Class B, 5.635% 3/12/51 (i)	216,000	64,493
Series 2007-7 Class B, 5.75% 6/12/50	19,000	3,165
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (d)(i)	$ 93,780	$ 11,723
Class F, 0.592% 7/15/19 (d)(i)	208,000	189,280
Class G, 0.632% 7/15/19 (d)(i)	118,000	84,960
Series 2007-XCLA Class A1, 0.472% 7/17/17 (d)(i)	288,399	158,619
Series 2007-XLCA Class B, 0.772% 7/17/17 (d)(i)	277,741	19,442
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (d)(i)	124,000	52,700
Class D, 0.462% 10/15/20 (d)(i)	76,067	17,115
Class E, 0.522% 10/15/20 (d)(i)	95,138	11,892
Class F, 0.572% 10/15/20 (d)(i)	57,094	5,709
Class G, 0.612% 10/15/20 (d)(i)	70,577	5,293
Class H, 0.702% 10/15/20 (d)(i)	44,426	1,111
Class J, 0.852% 10/15/20 (d)(i)	50,712	1,268
Class MHRO, 0.962% 10/15/20 (d)(i)	70,667	14,133
Class MJPM, 1.272% 10/15/20 (d)(i)	21,549	16,162
Class MSTR, 0.972% 10/15/20 (d)(i)	40,125	8,025
Class NHRO, 1.162% 10/15/20 (d)(i)	106,971	14,976
Class NSTR, 1.122% 10/15/20 (d)(i)	36,399	5,096
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (d)(i)(k)	664,991	5,501
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	332,574
Series 2006-HQ10 Class A1, 5.131% 11/12/41	33,751	34,126
Series 2006-T23 Class A1, 5.682% 8/12/41	63,301	64,193
Series 2007-HQ11 Class A1, 5.246% 2/12/44	42,786	43,587
Series 2007-IQ13 Class A1, 5.05% 3/15/44	43,902	44,542
Series 2007-IQ14 Class A1, 5.38% 4/15/49	111,978	115,148
Series 2007-T25:
Class A1, 5.391% 11/12/49	32,848	33,748
Class A2, 5.507% 11/12/49	212,000	231,437
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (d)(i)(k)	1,397,844	10,158
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (d)(i)(k)	2,403,476	34,218
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (d)(i)(k)	1,273,747	13,872
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (i)	335,000	343,560
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	54,000
Series 2006-T23 Class A3, 5.8072% 8/12/41 (i)	110,000	118,585
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (d)(i)	$ 373,714	$ 9,343
Class D, 0.972% 7/17/17 (d)(i)	175,951	4,399
Class E, 1.072% 7/17/17 (d)(i)	142,506	3,563
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	2,146	2,193
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	65,966	65,945
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	24,050	25,052
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	187,558
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (d)(i)	145,481	144,653
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (d)(i)	201,847	119,771
Class F, 0.6119% 8/11/18 (d)(i)	214,060	89,398
Class G, 0.6319% 8/11/18 (d)(i)	202,788	82,336
Class J, 0.8719% 8/11/18 (d)(i)	45,086	11,545
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (d)(i)	16,443	9,043
Class AP2, 1.0759% 6/15/20 (d)(i)	26,799	13,399
Class F, 0.7559% 6/15/20 (d)(i)	526,588	131,647
Class LXR1, 0.9759% 6/15/20 (d)(i)	26,316	15,789
Class LXR2, 1.0759% 6/15/20 (d)(i)	358,510	179,255
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	12,654	12,645
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	197,848
Series 2006-C29:
Class A1, 5.11% 11/15/48	79,113	80,160
Class A3, 5.313% 11/15/48	574,000	611,116
Series 2007-C30:
Class A1, 5.031% 12/15/43	14,863	15,011
Class A3, 5.246% 12/15/43	185,000	186,685
Class A4, 5.305% 12/15/43	64,000	63,865
Class A5, 5.342% 12/15/43	231,000	225,062
Series 2007-C31 Class A1, 5.14% 4/15/47	20,272	20,493
Series 2007-C32:
Class A2, 5.735% 6/15/49 (i)	259,000	269,490
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.74% 6/15/49 (i)	$ 367,000	$ 365,550
Series 2003-C8 Class XP, 0.1813% 11/15/35 (d)(i)(k)	474,116	494
Series 2003-C9 Class XP, 0.4499% 12/15/35 (d)(i)(k)	663,750	886
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(i)	166,000	154,380
Class 180B, 5.3979% 10/15/41 (d)(i)	76,000	68,400
Series 2005-C22 Class F, 5.3598% 12/15/44 (d)(i)	360,000	143,862
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	216,000	66,904
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	648,000	107,586
Class XP, 0.4367% 12/15/43 (d)(i)(k)	2,487,866	33,972
Series 2007-C31 Class C, 5.6935% 4/15/47 (i)	59,000	12,507
Series 2007-C31A Class A2, 5.421% 4/15/47	490,000	507,264
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (i)	143,000	144,838
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,861,949)		33,485,223
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,591,140
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	918,565
TOTAL MUNICIPAL SECURITIES (Cost $2,425,919)		2,509,705
Foreign Government and Government Agency Obligations - 0.9%

Chilean Republic 7.125% 1/11/12	460,000	495,006
Ontario Province 2.7% 6/16/15	5,320,000	5,569,471
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,799,832)		6,064,477
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,108)	37,000	39,757
Bank Notes - 0.1%
	Principal Amount	Value
National City Bank, Cleveland 0.6384% 3/1/13 (i) (Cost $596,139)	$ 750,000	$ 727,731
Fixed-Income Funds - 3.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (j)	148,628	16,225,717
Fidelity Specialized High Income Central Fund (j)	67,798	6,650,974
TOTAL FIXED-INCOME FUNDS (Cost $21,627,966)		22,876,691
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	$ 159,000	132,885
MUFG Capital Finance 1 Ltd. 6.346% (i)	624,000	626,123
TOTAL PREFERRED SECURITIES (Cost $475,133)		759,008
Cash Equivalents - 2.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $20,059,000)	$ 20,059,138	20,059,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $668,814,495)		716,585,748
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,308,601)
NET ASSETS - 100%		$ 711,277,147
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)

	August 2034	$ 83,794	$ (49,383)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	248,360	(241,938)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	806	(742)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	97,373	(53,727)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	81,329	(64,993)
		$ 511,662	$ (410,783)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,834,822 or 11.6% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $6,032,665 or 0.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $105,219.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,059,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 1,561,681
Bank of America NA	2,344,085
Barclays Capital, Inc.	4,688,170
Goldman, Sachs & Co.	781,362
Merrill Lynch Government Securities, Inc.	1,406,451
Mizuho Securities USA, Inc.	6,250,892
Morgan Stanley & Co., Inc.	3,026,359
$ 20,059,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,038,971
Fidelity Specialized High Income Central Fund	501,326
Total	$ 2,540,297
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 65,487,459	$ -	$ 52,175,991	$ 16,225,717	0.8%
Fidelity Corporate Bond 1-5 Year Central Fund	7,137,742	-	7,232,757*	-	0.0%
Fidelity Specialized High Income Central Fund	9,120,399	501,313	3,697,849	6,650,974	1.5%
Total	$ 81,745,600	$ 501,313	$ 63,106,597	$ 22,876,691
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 223,498,781	$ -	$ 223,498,781	$ -
U.S. Government and Government Agency Obligations	302,057,383	-	302,057,383	-
U.S. Government Agency - Mortgage Securities	44,117,547	-	44,117,547	-
Asset-Backed Securities	45,090,621	-	41,956,265	3,134,356
Collateralized Mortgage Obligations	15,299,824	-	14,539,889	759,935
Commercial Mortgage Securities	33,485,223	-	28,378,135	5,107,088
Municipal Securities	2,509,705	-	2,509,705	-
Foreign Government and Government Agency Obligations	6,064,477	-	6,064,477	-
Supranational Obligations	39,757	-	39,757	-
Bank Notes	727,731	-	727,731	-
Fixed-Income Funds	22,876,691	22,876,691	-	-
Preferred Securities	759,008	-	759,008	-
Cash Equivalents	20,059,000	-	20,059,000	-
Total Investments in Securities:	$ 716,585,748	$ 22,876,691	$ 684,707,678	$ 9,001,379
Derivative Instruments:
Liabilities
Swap Agreements	$ (410,783)	$ -	$ -	$ (410,783)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 2,950,274
Total Realized Gain (Loss)	(6,000)
Total Unrealized Gain (Loss)	525,066
Cost of Purchases	87,961
Proceeds of Sales	(934,388)
Amortization/Accretion	36,316
Transfers in to Level 3	1,680,145
Transfers out of Level 3	(1,205,018)
Ending Balance	$ 3,134,356
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 471,841
Collateralized Mortgage Obligations
Beginning Balance	$ 891,768
Total Realized Gain (Loss)	42,906
Total Unrealized Gain (Loss)	280,599
Cost of Purchases	-
Proceeds of Sales	(171,853)
Amortization/Accretion	16,871
Transfers in to Level 3	380,865
Transfers out of Level 3	(681,221)
Ending Balance	$ 759,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 280,262
Commercial Mortgage Securities
Beginning Balance	$ 6,239,661
Total Realized Gain (Loss)	1,380,875
Total Unrealized Gain (Loss)	495,452
Cost of Purchases	-
Proceeds of Sales	(2,989,109)
Amortization/Accretion	303,656
Transfers in to Level 3	1,518,621
Transfers out of Level 3	(1,842,068)
Ending Balance	$ 5,107,088
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 741,172
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (454,480)
Total Unrealized Gain (Loss)	112,432
Transfers in to Level 3	(68,735)
Transfers out of Level 3	-
Ending Balance	$ (410,783)
Realized gain (loss) on Swap Agreements for the period	$ (4,292)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 91,391

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (410,783)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
(Unaudited)
United States of America	89.8%
Canada	2.1%
United Kingdom	2.0%
Australia	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $48,949,567 of which $8,055,126, $8,543,007, $13,593,034 and $18,758,400 will expire on August 31, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $20,059,000) - See accompanying schedule: Unaffiliated issuers (cost $647,186,529)	$ 693,709,057
Fidelity Central Funds (cost $21,627,966)	22,876,691
Total Investments (cost $668,814,495)		$ 716,585,748
Receivable for investments sold		50,290
Receivable for swap agreements		1,057
Receivable for fund shares sold		1,430,055
Interest receivable		4,988,146
Distributions receivable from Fidelity Central Funds		105,041
Other receivables		404,301
Total assets		723,564,638

Liabilities
Payable to custodian bank	$ 7,004
Payable for investments purchased Regular delivery	1,711,379
Delayed delivery	7,319,024
Payable for fund shares redeemed	1,686,599
Distributions payable	173,486
Unrealized depreciation on swap agreements	410,783
Accrued management fee	186,263
Distribution and service plan fees payable	182,687
Other affiliated payables	122,651
Other payables and accrued expenses	487,615
Total liabilities		12,287,491

Net Assets		$ 711,277,147
Net Assets consist of:
Paid in capital		$ 731,926,956
Undistributed net investment income		4,137,136
Accumulated undistributed net realized gain (loss) on investments		(72,144,634)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,357,689
Net Assets		$ 711,277,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,122,970 ÷ 18,713,971 shares)	$ 11.28

Maximum offering price per share (100/97.25 of $11.28)	$ 11.60
Class T: Net Asset Value and redemption price per share ($314,109,780 ÷ 27,827,428 shares)	$ 11.29

Maximum offering price per share (100/97.25 of $11.29)	$ 11.61
Class B: Net Asset Value and offering price per share ($10,940,561 ÷ 970,829 shares)A	$ 11.27

Class C: Net Asset Value and offering price per share ($80,042,526 ÷ 7,109,559 shares)A	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,061,310 ÷ 8,405,608 shares)	$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 48,780
Interest		28,925,990
Income from Fidelity Central Funds		2,540,297
Total income		31,515,067

Expenses
Management fee	$ 2,127,726
Transfer agent fees	1,211,306
Distribution and service plan fees	2,057,339
Accounting and security lending fees	259,706
Custodian fees and expenses	40,092
Independent trustees' compensation	2,594
Registration fees	107,810
Audit	108,570
Legal	2,864
Miscellaneous	10,473
Total expenses before reductions	5,928,480
Expense reductions	(192)	5,928,288
Net investment income		25,586,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,077,359
Fidelity Central Funds	2,449,743
Swap agreements	6,813,092
Total net realized gain (loss)		28,340,194
Change in net unrealized appreciation (depreciation) on: Investment securities	26,125,281
Swap agreements	(5,164,051)
Total change in net unrealized appreciation (depreciation)		20,961,230
Net gain (loss)		49,301,424
Net increase (decrease) in net assets resulting from operations		$ 74,888,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,586,779	$ 33,275,843
Net realized gain (loss)	28,340,194	(101,289,434)
Change in net unrealized appreciation (depreciation)	20,961,230	85,747,254
Net increase (decrease) in net assets resulting from operations	74,888,203	17,733,663
Distributions to shareholders from net investment income	(22,859,376)	(32,064,004)
Distributions to shareholders from net realized gain	(2,298,408)	-
Total distributions	(25,157,784)	(32,064,004)
Share transactions - net increase (decrease)	21,837,609	(337,250,597)
Total increase (decrease) in net assets	71,568,028	(351,580,938)

Net Assets
Beginning of period	639,709,119	991,290,057
End of period (including undistributed net investment income of $4,137,136 and undistributed net investment income of $3,178,990, respectively)	$ 711,277,147	$ 639,709,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Income from Investment Operations
Net investment incomeE	.416	.435	.457	.487	.385	.397
Net realized and unrealized gain (loss)	.793	.149H	(.319)	(.167)	(.043)	(.338)
Total from investment operations	1.209	.584	.138	.320	.342	.059
Distributions from net investment income	(.372)	(.414)	(.468)	(.460)	(.382)	(.379)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.409)	(.414)	(.468)	(.460)	(.432)	(.529)
Net asset value, end of period	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87
Total ReturnB,C,D	11.77%	6.05%	1.28%	2.99%	3.23%	.54%
Ratios to Average Net AssetsF,J
Expenses before reductions	.85%	.87%	.85%	.79%	.75%A	.81%
Expenses net of fee waivers, if any	.85%	.87%	.85%	.79%	.75%A	.81%
Expenses net of all reductions	.85%	.87%	.85%	.78%	.74%A	.80%
Net investment income	3.84%	4.45%	4.32%	4.52%	4.30%A	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,123	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Income from Investment Operations
Net investment incomeE	.420	.440	.462	.484	.377	.386
Net realized and unrealized gain (loss)	.803	.139H	(.310)	(.178)	(.043)	(.338)
Total from investment operations	1.223	.579	.152	.306	.334	.048
Distributions from net investment income	(.376)	(.419)	(.472)	(.456)	(.374)	(.368)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.413)	(.419)	(.472)	(.456)	(.424)	(.518)
Net asset value, end of period	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88
Total ReturnB,C,D	11.90%	6.00%	1.41%	2.85%	3.15%	.43%
Ratios to Average Net AssetsF,J
Expenses before reductions	.81%	.82%	.82%	.82%	.84%A	.91%
Expenses net of fee waivers, if any	.81%	.82%	.82%	.82%	.84%A	.91%
Expenses net of all reductions	.81%	.82%	.82%	.82%	.83%A	.91%
Net investment income	3.87%	4.50%	4.35%	4.48%	4.21%A	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,110	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Income from Investment Operations
Net investment incomeE	.339	.369	.385	.409	.316	.310
Net realized and unrealized gain (loss)	.794	.150H	(.318)	(.169)	(.043)	(.338)
Total from investment operations	1.133	.519	.067	.240	.273	(.028)
Distributions from net investment income	(.296)	(.349)	(.397)	(.380)	(.313)	(.292)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.333)	(.349)	(.397)	(.380)	(.363)	(.442)
Net asset value, end of period	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86
Total ReturnB,C,D	11.00%	5.35%	.60%	2.24%	2.57%	(.25)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.55%	1.54%	1.53%	1.52%	1.52%A	1.61%
Expenses net of fee waivers, if any	1.55%	1.54%	1.53%	1.52%	1.52%A	1.60%
Expenses net of all reductions	1.55%	1.54%	1.53%	1.52%	1.52%A	1.60%
Net investment income	3.13%	3.78%	3.64%	3.78%	3.52%A	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,941	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Income from Investment Operations
Net investment incomeE	.338	.364	.378	.400	.308	.301
Net realized and unrealized gain (loss)	.794	.150H	(.317)	(.167)	(.042)	(.337)
Total from investment operations	1.132	.514	.061	.233	.266	(.036)
Distributions from net investment income	(.295)	(.344)	(.391)	(.373)	(.306)	(.284)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.332)	(.344)	(.391)	(.373)	(.356)	(.434)
Net asset value, end of period	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85
Total ReturnB,C,D	11.00%	5.31%	.54%	2.18%	2.51%	(.33)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.56%	1.59%	1.59%	1.59%	1.60%A	1.67%
Expenses net of fee waivers, if any	1.56%	1.59%	1.59%	1.59%	1.60%A	1.67%
Expenses net of all reductions	1.56%	1.59%	1.59%	1.58%	1.60%A	1.67%
Net investment income	3.12%	3.73%	3.58%	3.72%	3.45%A	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,043	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006H	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Income from Investment Operations
Net investment incomeD	.447	.468	.494	.513	.401	.417
Net realized and unrealized gain (loss)	.802	.139G	(.311)	(.169)	(.043)	(.339)
Total from investment operations	1.249	.607	.183	.344	.358	.078
Distributions from net investment income	(.402)	(.447)	(.503)	(.484)	(.398)	(.398)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.439)	(.447)	(.503)	(.484)	(.448)	(.548)
Net asset value, end of period	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89
Total ReturnB,C	12.15%	6.30%	1.71%	3.22%	3.37%	.71%
Ratios to Average Net AssetsE,I
Expenses before reductions	.57%	.54%	.53%	.55%	.57%A	.63%
Expenses net of fee waivers, if any	.57%	.54%	.53%	.55%	.57%A	.63%
Expenses net of all reductions	.57%	.54%	.53%	.55%	.57%A	.63%
Net investment income	4.11%	4.78%	4.64%	4.75%	4.48%A	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,061	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201
Portfolio turnover rateF	107% K	73% K	81%	89% K	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,534,458
Gross unrealized depreciation	(4,684,287)
Net unrealized appreciation (depreciation)	$ 26,850,171

Tax Cost	$ 689,735,577

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,863,822
Capital loss carryforward	$ (48,949,567)
Net unrealized appreciation (depreciation)	$ 26,436,397

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 25,157,784	$ 32,064,004

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (57,864)	$ 192,605
Interest Rate Risk
Swap Agreements	6,870,956	(5,356,656)
Totals (a)	$ 6,813,092	$ (5,164,051)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $511,662 representing 0.1% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds aggregated $156,345,287 and $230,632,528, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 505,133	$ 5,848
Class T	-%	.25%	749,055	-
Class B	.65%	.25%	100,356	75,267
Class C	.75%	.25%	702,795	131,936
			$ 2,057,339	$ 213,051

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,010
Class T	11,397
Class B*	14,224
Class C*	12,401
$ 63,032

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 408,080.20
Class T	498,488.17
Class B	28,750.26
Class C	118,873.17
Institutional Class	157,115.18
	$ 1,211,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

8. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $7,232,756 in return for 69,780 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,744.

Annual Report

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $192.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 6,951,199	$ 7,988,302
Class T	10,386,340	12,341,748
Class B	306,236	444,251
Class C	1,914,639	1,885,504
Institutional Class	3,300,962	9,404,199
Total	$ 22,859,376	$ 32,064,004
From net realized gain
Class A	$ 701,159	$ -
Class T	1,023,762	-
Class B	39,727	-
Class C	238,561	-
Institutional Class	295,199	-
Total	$ 2,298,408	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	5,869,878	6,349,113	$ 63,705,443	$ 61,815,544
Reinvestment of distributions	610,684	711,254	6,624,737	6,930,188
Shares redeemed	(6,416,927)	(9,419,490)	(69,506,115)	(91,645,382)
Net increase (decrease)	63,635	(2,359,123)	$ 824,065	$ (22,899,650)
Class T
Shares sold	9,285,142	8,452,563	$ 100,920,744	$ 82,733,397
Reinvestment of distributions	1,000,177	1,209,451	10,858,629	11,780,968
Shares redeemed	(10,162,930)	(15,316,631)	(110,262,105)	(149,371,168)
Net increase (decrease)	122,389	(5,654,617)	$ 1,517,268	$ (54,856,803)

Annual Report

Notes to Financial Statements - continued

13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class B
Shares sold	397,437	618,570	$ 4,315,399	$ 5,994,206
Reinvestment of distributions	29,051	40,525	314,492	393,645
Shares redeemed	(578,535)	(1,005,785)	(6,261,860)	(9,769,910)
Net increase (decrease)	(152,047)	(346,690)	$ (1,631,969)	$ (3,382,059)
Class C
Shares sold	2,898,950	3,008,162	$ 31,435,300	$ 29,236,868
Reinvestment of distributions	161,131	158,044	1,744,630	1,539,158
Shares redeemed	(2,046,996)	(2,172,439)	(22,117,334)	(21,142,153)
Net increase (decrease)	1,013,085	993,767	$ 11,062,596	$ 9,633,873
Institutional Class
Shares sold	2,915,473	4,013,100	$ 31,699,747	$ 39,201,186
Reinvestment of distributions	283,943	847,880	3,091,524	8,158,289
Shares redeemed	(2,256,377)	(32,488,139)	(24,725,622)	(313,105,433)
Net increase (decrease)	943,039	(27,627,159)	$ 10,065,649	$ (265,745,958)

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009- present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Bond voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/18/10	10/15/10	$-	$0.015
Class T	10/18/10	10/15/10	$-	$0.015
Class B	10/18/10	10/15/10	$-	$0.015
Class C	10/18/10	10/15/10	$-	$0.015

A total of 16.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,852,515 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTB-UANN-1010
1.784752.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Intermediate Bond
Fund - Institutional Class

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	12.15%	5.01%	5.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Intermediate Bond Fund - Institutional Class on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 11.77%, 11.90%, 11.00% and 11.00%, respectively (excluding sales charges), while the Barclays Capital U.S. Intermediate Government/Credit Bond Index rose 8.18%. Most of the fund's success versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS). All three sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection among U.S. Treasuries and favorable yield-curve positioning. We significantly reduced the fund's weighting in corporate bonds and CMBS during the period, based on valuations, and redeployed most of the proceeds into Treasuries. We also eliminated our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Intermediate Bond Fund: For the year, the fund's Institutional Class shares gained 12.15%, while the Barclays Capital U.S. Intermediate Government/Credit Bond Index rose 8.18%. Most of the fund's success versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS). All three sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection among U.S. Treasuries and favorable yield-curve positioning. We significantly reduced the fund's weighting in corporate bonds and CMBS during the period, based on valuations, and redeployed most of the proceeds into Treasuries. We also eliminated our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.83%
Actual		$ 1,000.00	$ 1,058.10	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Class T	.80%
Actual		$ 1,000.00	$ 1,058.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.54%
Actual		$ 1,000.00	$ 1,054.50	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.83
Class C	1.55%
Actual		$ 1,000.00	$ 1,054.50	$ 8.03
HypotheticalA		$ 1,000.00	$ 1,017.39	$ 7.88
Institutional Class	.57%
Actual		$ 1,000.00	$ 1,059.40	$ 2.96
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 49.2%	U.S. Government and U.S. Government Agency Obligations† 39.8%
AAA 10.7%	AAA 11.7%
AA 8.2%	AA 9.0%
A 9.8%	A 10.0%
BBB 16.7%	BBB 19.6%
BB and Below 3.0%	BB and Below 2.7%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 6.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	5.3	5.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	3.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 34.3%		Corporate Bonds 37.8%
	U.S. Government and U.S. Government Agency Obligations† 49.2%		U.S. Government and U.S. Government Agency Obligations† 39.8%
	Asset-Backed Securities 6.3%		Asset-Backed Securities 6.4%
	CMOs and Other Mortgage Related Securities 6.6%		CMOs and Other Mortgage Related Securities 7.6%
	Municipal Bonds 0.4%		Municipal Bonds 0.4%
	Other Investments 1.1%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 6.9%
* Foreign investments	10.2%	** Foreign investments	12.1%
* Futures and Swaps	0.0%	** Futures and Swaps	14.4%

† Includes FDIC Guaranteed Corporate Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 1,194,000	$ 1,249,570
6.5% 11/15/13	591,000	675,091
		1,924,661
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	530,000	562,214
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	660,000	719,415
6.375% 6/15/14	750,000	849,061
Whirlpool Corp. 6.125% 6/15/11	700,000	723,155
		2,291,631
Media - 1.6%
Comcast Cable Communications, Inc. 6.75% 1/30/11	77,000	78,869
Comcast Corp.:
4.95% 6/15/16	283,000	312,784
5.15% 3/1/20	653,000	712,162
5.5% 3/15/11	58,000	59,454
COX Communications, Inc. 4.625% 6/1/13	674,000	724,643
Discovery Communications LLC:
3.7% 6/1/15	850,000	894,175
5.05% 6/1/20	313,000	338,763
NBC Universal, Inc. 5.15% 4/30/20 (d)	1,000,000	1,077,202
News America, Inc.:
5.3% 12/15/14	132,000	148,931
6.9% 3/1/19	750,000	914,712
Time Warner Cable, Inc.:
5.4% 7/2/12	369,000	395,917
5.85% 5/1/17	996,000	1,136,231
6.2% 7/1/13	351,000	395,384
6.75% 7/1/18	1,114,000	1,330,141
Time Warner, Inc.:
4.875% 3/15/20	670,000	718,606
5.875% 11/15/16	651,000	755,898
Viacom, Inc.:
4.375% 9/15/14	658,000	711,990
6.125% 10/5/17	679,000	796,341
		11,502,203
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 1,000,000	$ 1,048,919
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	841,394
Staples, Inc. 7.375% 10/1/12	1,301,000	1,449,228
		2,290,622
TOTAL CONSUMER DISCRETIONARY		19,620,250
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	1,020,000	1,036,767
7.2% 1/15/14 (d)	1,000,000	1,165,778
Diageo Capital PLC 5.2% 1/30/13	157,000	171,351
FBG Finance Ltd. 5.125% 6/15/15 (d)	443,000	489,084
		2,862,980
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.036% 12/10/28	332,188	350,358
Wal-Mart Stores, Inc. 2.25% 7/8/15	820,000	843,277
		1,193,635
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (d)	106,000	125,411
General Mills, Inc.:
5.2% 3/17/15	650,000	743,156
5.65% 2/15/19	239,000	282,050
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	734,018
5.625% 11/1/11	1,424,000	1,500,254
6.75% 2/19/14	82,000	95,141
		3,480,030
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	1,249,000	1,653,123
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,091,711
Reynolds American, Inc. 6.75% 6/15/17	446,000	500,273
		3,245,107
TOTAL CONSUMER STAPLES		10,781,752
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 3.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (d)	$ 625,000	$ 674,656
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	700,000	747,564
Halliburton Co. 6.15% 9/15/19	425,000	503,614
Weatherford International Ltd.:
4.95% 10/15/13	263,000	284,544
5.15% 3/15/13	1,417,000	1,517,216
		3,727,594
Oil, Gas & Consumable Fuels - 3.0%
BW Group Ltd. 6.625% 6/28/17 (d)	446,000	438,766
Canadian Natural Resources Ltd.:
5.15% 2/1/13	679,000	734,821
5.7% 5/15/17	175,000	202,053
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	752,300
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	11,921	12,013
Duke Capital LLC 6.25% 2/15/13	151,000	164,568
Duke Energy Field Services:
5.375% 10/15/15 (d)	184,000	204,247
6.875% 2/1/11	422,000	431,975
EnCana Corp. 6.3% 11/1/11	151,000	159,523
EnCana Holdings Finance Corp. 5.8% 5/1/14	436,000	494,427
Enterprise Products Operating LP:
4.6% 8/1/12	706,000	739,236
5.6% 10/15/14	295,000	329,574
5.65% 4/1/13	105,000	114,400
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	583,000	622,614
Lukoil International Finance BV 6.656% 6/7/22 (d)	246,000	249,075
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	800,000	852,306
Nexen, Inc.:
5.05% 11/20/13	634,000	687,550
5.2% 3/10/15	137,000	150,342
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,138,000	1,195,409
Petro-Canada 6.05% 5/15/18	326,000	380,134
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	700,000	750,314
7.875% 3/15/19	620,000	757,950
Plains All American Pipeline LP 7.75% 10/15/12	356,000	397,280
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	366,000	381,582
4.25% 9/1/12	1,000,000	1,043,372
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
5.75% 1/15/20	$ 962,000	$ 1,063,094
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	360,800	402,292
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	329,000	346,409
5.832% 9/30/16 (d)	270,000	298,142
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	411,000	447,662
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	922,758
Suncor Energy, Inc. 6.1% 6/1/18	916,000	1,069,918
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,293,150
TransCanada PipeLines Ltd. 6.35% 5/15/67 (i)	358,000	326,794
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	461,954
XTO Energy, Inc.:
4.9% 2/1/14	752,000	842,514
5% 1/31/15	264,000	301,330
5.65% 4/1/16	181,000	215,178
5.9% 8/1/12	672,000	735,195
		20,972,221
TOTAL ENERGY		24,699,815
FINANCIALS - 16.4%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	277,000	278,775
5.3% 10/30/15	327,000	360,503
5.35% 2/1/12	65,000	68,883
6.95% 8/10/12	54,000	59,786
BlackRock, Inc. 6.25% 9/15/17	1,105,000	1,300,074
Goldman Sachs Group, Inc.:
3.7% 8/1/15	547,000	553,752
5.375% 3/15/20	750,000	774,639
5.95% 1/18/18	1,602,000	1,734,780
6.15% 4/1/18	298,000	325,577
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	494,000	499,786
6.5% 6/15/12	636,000	667,963
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 582,000	$ 619,591
7.125% 5/15/15	208,000	224,152
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	1,578,000	1,684,364
6.875% 4/25/18	618,000	680,380
Morgan Stanley:
0.8299% 1/9/14 (i)	825,000	769,672
2.8763% 5/14/13 (i)	844,000	852,595
4.1% 1/26/15	1,320,000	1,347,078
4.2% 11/20/14	863,000	888,717
4.75% 4/1/14	120,000	123,614
5.45% 1/9/17	200,000	210,065
5.95% 12/28/17	383,000	407,337
6% 5/13/14	570,000	621,313
7.3% 5/13/19	603,000	685,820
Royal Bank of Scotland PLC 4.875% 8/25/14 (d)	1,200,000	1,265,508
State Street Corp. 4.3% 5/30/14	120,000	131,786
The Bank of New York, Inc. 4.95% 11/1/12	583,000	631,134
UBS AG Stamford Branch:
3.875% 1/15/15	700,000	723,315
5.75% 4/25/18	784,000	880,789
		19,371,748
Commercial Banks - 5.5%
American Express Bank FSB 5.5% 4/16/13	2,014,000	2,190,108
American Express Centurion Bank 5.2% 11/26/10	37,000	37,397
Bank of Montreal 2.125% 6/28/13	1,350,000	1,387,657
Bank of Nova Scotia 3.4% 1/22/15	1,650,000	1,755,381
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (d)	1,300,000	1,384,371
Barclays Bank PLC 2.5% 1/23/13	1,680,000	1,710,620
BB&T Corp. 6.5% 8/1/11	187,000	196,302
Commonwealth Bank of Australia:
2.9% 9/17/14 (d)	3,000,000	3,159,645
3.75% 10/15/14 (d)	1,640,000	1,737,104
Credit Suisse New York Branch:
5% 5/15/13	1,026,000	1,110,137
6% 2/15/18	1,543,000	1,682,797
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (d)(i)	845,580	818,099
Export-Import Bank of Korea:
5.125% 2/14/11	441,000	447,832
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.25% 2/10/14 (d)	$ 114,000	$ 124,000
5.5% 10/17/12	340,000	362,320
Fifth Third Bancorp 4.5% 6/1/18	20,000	19,775
HBOS PLC 6.75% 5/21/18 (d)	509,000	497,771
HSBC Holdings PLC 0.7336% 10/6/16 (i)	130,000	124,312
ING Bank NV 2.65% 1/14/13 (d)	1,310,000	1,319,356
JPMorgan Chase Bank 6% 10/1/17	1,122,000	1,265,775
KeyBank NA 7% 2/1/11	169,000	172,831
Korea Development Bank 4.625% 9/16/10	369,000	369,508
Lloyds TSB Bank PLC 4.375% 1/12/15 (d)	650,000	661,704
National Australia Bank Ltd. 2.35% 11/16/12 (d)	1,731,000	1,761,575
PNC Funding Corp.:
0.615% 1/31/12 (i)	979,000	975,993
3.625% 2/8/15	717,000	753,563
Rabobank Nederland NV 2.65% 8/17/12 (d)	4,040,000	4,154,372
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	2,245,000	2,302,820
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(i)	442,000	426,009
UnionBanCal Corp. 5.25% 12/16/13	100,000	108,281
US Bancorp:
2% 6/14/13	1,300,000	1,331,472
3.15% 3/4/15	322,000	335,749
Wachovia Bank NA 4.875% 2/1/15	283,000	304,373
Wachovia Corp.:
0.6363% 4/23/12 (i)	90,000	89,440
5.625% 10/15/16	513,000	566,043
Wells Fargo & Co. 3.75% 10/1/14	1,840,000	1,939,246
Westpac Banking Corp.:
2.1% 8/2/13	393,000	397,594
2.25% 11/19/12	1,277,000	1,299,111
		39,280,443
Consumer Finance - 1.2%
American Honda Finance Corp. 2.375% 3/18/13 (d)	300,000	306,463
Capital One Financial Corp.:
5.7% 9/15/11	366,000	381,039
7.375% 5/23/14	540,000	629,185
Discover Financial Services 6.45% 6/12/17	345,000	368,240
General Electric Capital Corp.:
2.8% 1/8/13	1,045,000	1,074,356
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
3.5% 8/13/12	$ 2,000,000	$ 2,078,564
3.5% 6/29/15	518,000	536,405
5.9% 5/13/14	857,000	969,050
6.375% 11/15/67 (i)	1,275,000	1,224,000
Household Finance Corp. 6.375% 10/15/11	341,000	360,203
HSBC Finance Corp. 5.25% 1/14/11	306,000	310,744
ORIX Corp. 5.48% 11/22/11	58,000	60,438
SLM Corp.:
0.7278% 10/25/11 (i)	354,000	336,683
0.7371% 3/15/11 (i)	17,000	16,834
		8,652,204
Diversified Financial Services - 2.9%
BB&T Corp. 3.375% 9/25/13	750,000	785,353
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	1,090,000	1,108,316
Citigroup, Inc.:
4.75% 5/19/15	690,000	710,826
5.125% 5/5/14	73,000	76,939
6% 12/13/13	1,119,000	1,207,430
6.375% 8/12/14	397,000	434,403
6.5% 1/18/11	225,000	229,722
6.5% 8/19/13	2,729,000	2,984,631
Deutsche Bank AG London Branch 2.375% 1/11/13	1,320,000	1,343,851
International Lease Finance Corp.:
5.65% 6/1/14	1,519,000	1,408,873
6.625% 11/15/13	411,000	395,588
JPMorgan Chase & Co.:
3.4% 6/24/15	2,290,000	2,360,919
4.891% 9/1/15 (i)	542,000	539,037
6.75% 2/1/11	65,000	66,624
New York Life Global Fund 2.25% 12/14/12 (d)	650,000	664,643
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	164,000	160,099
5.35% 4/15/12 (d)	101,000	103,618
5.5% 1/15/14 (d)	128,000	129,415
5.7% 4/15/17 (d)	256,000	235,108
TECO Finance, Inc.:
4% 3/15/16	171,000	178,893
5.15% 3/15/20	245,000	267,675
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.: - continued
7% 5/1/12	$ 517,000	$ 559,620
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	517,661
USAA Capital Corp. 3.5% 7/17/14 (d)	932,000	988,292
Volkswagen International Finance NV 1.625% 8/12/13 (d)	560,000	561,249
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(i)	1,008,000	927,360
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(i)	527,000	471,849
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(i)	805,000	728,525
		20,146,519
Insurance - 1.2%
Allstate Corp. 6.2% 5/16/14	526,000	611,263
Assurant, Inc. 5.625% 2/15/14	289,000	308,404
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	90,169
Berkshire Hathaway, Inc. 3.2% 2/11/15	1,000,000	1,055,875
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(i)	225,000	212,625
Jackson National Life Global Funding 5.375% 5/8/13 (d)	114,000	123,669
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	90,000	82,006
MetLife, Inc.:
5% 6/15/15	175,000	191,842
6.125% 12/1/11	177,000	187,304
Metropolitan Life Global Funding I:
5.125% 4/10/13 (d)	113,000	123,090
5.125% 6/10/14 (d)	483,000	535,141
Monumental Global Funding II 5.65% 7/14/11 (d)	274,000	281,405
Monumental Global Funding III 5.5% 4/22/13 (d)	332,000	359,395
Pacific Life Global Funding 5.15% 4/15/13 (d)	1,141,000	1,227,387
Prudential Financial, Inc.:
3.625% 9/17/12	643,000	667,223
5.15% 1/15/13	327,000	349,680
5.4% 6/13/35	68,000	66,989
5.5% 3/15/16	64,000	69,952
6.2% 1/15/15	90,000	101,181
Symetra Financial Corp. 6.125% 4/1/16 (d)	782,000	806,594
The Chubb Corp. 5.75% 5/15/18	311,000	358,920
Unum Group 7.125% 9/30/16	650,000	731,884
		8,541,998
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	$ 55,000	$ 58,411
5.5% 1/15/12	196,000	206,738
Camden Property Trust:
5.375% 12/15/13	326,000	351,199
5.875% 11/30/12	102,000	109,432
Developers Diversified Realty Corp.:
5.25% 4/15/11	381,000	382,133
5.375% 10/15/12	196,000	195,745
7.5% 4/1/17	307,000	309,091
Duke Realty LP:
4.625% 5/15/13	108,000	112,130
5.875% 8/15/12	86,000	90,333
Equity One, Inc.:
6% 9/15/17	131,000	134,957
6.25% 1/15/17	74,000	77,388
Federal Realty Investment Trust:
5.4% 12/1/13	85,000	92,313
6% 7/15/12	442,000	474,145
6.2% 1/15/17	94,000	106,226
HRPT Properties Trust:
5.75% 11/1/15	134,000	141,876
6.25% 6/15/17	186,000	195,183
6.65% 1/15/18	95,000	101,883
UDR, Inc. 5.5% 4/1/14	1,107,000	1,183,831
Washington (REIT) 5.95% 6/15/11	553,000	569,269
		4,892,283
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	389,000	414,631
Arden Realty LP 5.2% 9/1/11	256,000	263,312
Brandywine Operating Partnership LP:
5.625% 12/15/10	725,000	732,129
5.7% 5/1/17	361,000	365,754
5.75% 4/1/12	329,000	339,886
Colonial Properties Trust 4.8% 4/1/11	1,000	991
Duke Realty LP:
5.4% 8/15/14	485,000	511,357
5.625% 8/15/11	500,000	510,977
6.25% 5/15/13	1,166,000	1,260,201
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP:
4.75% 7/15/20	$ 434,000	$ 454,299
5.375% 8/1/16	240,000	264,294
5.5% 10/1/12	384,000	414,363
5.75% 6/15/17	853,000	963,086
Liberty Property LP:
5.125% 3/2/15	150,000	158,525
5.5% 12/15/16	226,000	243,480
6.625% 10/1/17	582,000	666,057
Mack-Cali Realty LP 7.75% 2/15/11	205,000	209,943
Post Apartment Homes LP 6.3% 6/1/13	571,000	616,572
Reckson Operating Partnership LP 5.15% 1/15/11	11,000	11,022
Regency Centers LP:
4.95% 4/15/14	92,000	96,573
5.25% 8/1/15	322,000	344,650
5.875% 6/15/17	160,000	173,389
Simon Property Group LP:
4.2% 2/1/15	234,000	250,109
5.3% 5/30/13	12,000	13,282
Tanger Properties LP 6.15% 11/15/15	55,000	60,797
		9,339,679
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
3.7% 9/1/15	1,640,000	1,636,940
5.65% 5/1/18	1,125,000	1,169,794
Countrywide Financial Corp. 5.8% 6/7/12	935,000	994,516
First Niagara Financial Group, Inc. 6.75% 3/19/20	571,000	626,813
Independence Community Bank Corp.:
2.353% 4/1/14 (i)	801,000	770,643
4.9% 9/23/10	256,000	256,445
US Central Federal Credit Union 1.9% 10/19/12	990,000	1,015,084
		6,470,235
TOTAL FINANCIALS		116,695,109
HEALTH CARE - 0.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	534,037
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	$ 670,000	$ 737,182
Health Care Providers & Services - 0.4%
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	264,256
6.3% 8/15/14	546,000	582,282
Express Scripts, Inc.:
5.25% 6/15/12	505,000	538,761
6.25% 6/15/14	299,000	344,725
WellPoint, Inc. 4.35% 8/15/20	700,000	721,672
		2,451,696
Pharmaceuticals - 0.3%
Merck & Co., Inc. 5% 6/30/19	348,000	404,191
Roche Holdings, Inc. 5% 3/1/14 (d)	897,000	1,001,228
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	1,000,000	1,042,313
		2,447,732
TOTAL HEALTH CARE		6,170,647
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (d)	151,000	159,681
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	40,413	40,716
Continental Airlines, Inc.:
6.648% 3/15/19	425,855	431,604
6.795% 2/2/20	33,971	32,612
6.82% 5/1/18	33,503	33,503
6.9% 7/2/19	123,518	126,915
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	51,191	52,599
7.57% 11/18/10	2,456,000	2,480,560
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	289,466	273,979
8.36% 7/20/20	199,436	199,137
		3,671,625
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	$ 106,000	$ 115,758
6% 10/15/17	442,000	525,953
		641,711
TOTAL INDUSTRIALS		4,473,017
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	445,000	497,838
6% 10/1/12	585,000	633,116
6.55% 10/1/17	356,000	416,388
		1,547,342
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	1,700,000	1,810,799
5.5% 5/15/12	241,000	257,195
		2,067,994
Software - 0.1%
Oracle Corp. 3.875% 7/15/20 (d)	1,000,000	1,063,671
TOTAL INFORMATION TECHNOLOGY		4,679,007
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co. 4.85% 8/15/12	1,265,000	1,335,057
Lubrizol Corp. 8.875% 2/1/19	140,000	179,989
		1,515,046
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	277,000	304,491
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	259,000	274,717
6.4% 1/15/18	264,000	273,777
		548,494
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 459,000	$ 558,297
9.375% 4/8/19 (d)	630,000	840,306
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	298,000	316,323
5.5% 4/1/14	265,000	298,229
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	302,000	333,119
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	493,000	548,770
6.5% 7/15/18	675,000	799,197
Vale Overseas Ltd. 6.25% 1/23/17	350,000	392,445
		4,086,686
TOTAL MATERIALS		6,454,717
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	390,000	453,146
AT&T, Inc.:
5.5% 2/1/18	690,000	796,707
6.7% 11/15/13	177,000	205,002
British Telecommunications PLC 9.375% 12/15/10 (c)	512,000	523,429
CenturyTel, Inc. 6.15% 9/15/19	592,000	601,239
Deutsche Telekom International Financial BV 5.25% 7/22/13	370,000	404,566
France Telecom SA 7.75% 3/1/11 (c)	143,000	147,999
SBC Communications, Inc.:
5.1% 9/15/14	328,000	368,755
5.875% 2/1/12	412,000	440,003
5.875% 8/15/12	148,000	161,502
Sprint Capital Corp. 7.625% 1/30/11	43,000	43,753
Telecom Italia Capital SA:
4.95% 9/30/14	484,000	508,809
5.25% 10/1/15	395,000	420,536
6.999% 6/4/18	271,000	306,663
Telefonica Emisiones SAU:
3.729% 4/27/15	1,278,000	1,321,715
6.421% 6/20/16	234,000	269,753
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 158,000	$ 166,690
Verizon New York, Inc. 6.875% 4/1/12	888,000	959,502
		8,099,769
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	600,000	627,519
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	1,246,000	1,346,181
Sprint Nextel Corp. 6% 12/1/16	172,000	160,605
Verizon Wireless Capital LLC 5.55% 2/1/14	358,000	405,190
Vodafone Group PLC:
5% 12/16/13	346,000	378,185
5.5% 6/15/11	597,000	618,711
		3,536,391
TOTAL TELECOMMUNICATION SERVICES		11,636,160
UTILITIES - 2.6%
Electric Utilities - 1.2%
AmerenUE 6.4% 6/15/17	451,000	528,624
Cleveland Electric Illuminating Co. 5.65% 12/15/13	621,000	678,020
Commonwealth Edison Co. 5.4% 12/15/11	958,000	1,009,942
EDP Finance BV:
4.9% 10/1/19 (d)	200,000	185,106
5.375% 11/2/12 (d)	301,000	311,180
6% 2/2/18 (d)	525,000	525,775
Enel Finance International SA 5.7% 1/15/13 (d)	168,000	181,050
Exelon Corp. 4.9% 6/15/15	415,000	454,992
FirstEnergy Solutions Corp.:
4.8% 2/15/15	160,000	170,633
6.05% 8/15/21	372,000	394,180
Illinois Power Co. 6.125% 11/15/17	62,000	71,533
Mid-American Energy Co. 5.65% 7/15/12	50,000	53,939
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,872,997
6.5% 8/1/18	237,000	285,317
Oncor Electric Delivery Co. 6.375% 5/1/12	412,000	444,245
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	130,204
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	620,000	581,250
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 511,000	$ 526,774
Sierra Pacific Power Co. 5.45% 9/1/13	235,000	257,682
		8,663,443
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	638,000	647,786
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	310,000	345,252
Exelon Generation Co. LLC:
5.2% 10/1/19	1,000,000	1,110,338
5.35% 1/15/14	231,000	254,197
PPL Energy Supply LLC 6.3% 7/15/13	1,500,000	1,669,592
		3,379,379
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	20,000	20,000
4.45% 6/15/20	680,000	749,446
7.5% 9/1/10	25,000	25,000
Dominion Resources, Inc.:
4.75% 12/15/10	593,000	600,062
6.3% 9/30/66 (i)	577,000	542,380
7.5% 6/30/66 (i)	493,000	502,860
DTE Energy Co. 7.05% 6/1/11	315,000	328,896
KeySpan Corp. 7.625% 11/15/10	86,000	87,204
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	441,000	480,024
National Grid PLC 6.3% 8/1/16	223,000	261,449
NiSource Finance Corp.:
5.25% 9/15/17	402,000	435,009
5.4% 7/15/14	203,000	221,960
5.45% 9/15/20	43,000	46,075
6.4% 3/15/18	200,000	229,678
7.875% 11/15/10	229,000	231,926
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	757,000	715,365
WPS Resources Corp. 6.11% 12/1/66 (i)	133,000	120,365
		5,597,699
TOTAL UTILITIES		18,288,307
TOTAL NONCONVERTIBLE BONDS (Cost $202,151,703)		223,498,781
U.S. Government and Government Agency Obligations - 42.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
0.625% 9/24/12	$ 8,070,000	$ 8,059,477
1% 9/23/13	2,045,000	2,047,978
1.125% 7/30/12	3,180,000	3,209,142
1.25% 8/20/13	1,930,000	1,948,447
2.5% 5/15/14	9,250,000	9,688,089
4.625% 10/15/13	308,000	342,615
Federal Home Loan Bank:
1.125% 5/18/12	1,120,000	1,130,423
1.625% 11/21/12	1,225,000	1,249,155
1.75% 8/22/12	1,250,000	1,276,626
Freddie Mac:
0.875% 10/28/13	1,120,000	1,116,198
1.75% 6/15/12	3,229,000	3,294,791
2.125% 9/21/12	40,000	41,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		33,404,113
U.S. Treasury Obligations - 36.9%
U.S. Treasury Notes:
0.625% 6/30/12	6,114,000	6,132,403
0.625% 7/31/12	7,117,000	7,138,707
0.75% 8/15/13	504,000	504,630
1.75% 7/31/15	21,369,000	21,818,176
1.875% 6/30/15	4,339,000	4,458,323
2.375% 9/30/14 (g)	41,020,000	43,160,736
2.375% 10/31/14	2,250,000	2,366,719
2.5% 4/30/15	15,346,000	16,229,592
2.625% 7/31/14	10,000,000	10,622,660
3% 9/30/16	10,517,000	11,305,775
3.125% 10/31/16	16,010,000	17,320,819
3.125% 1/31/17	8,719,000	9,415,840
3.5% 5/15/20	35,133,000	38,297,781
3.625% 2/15/20	31,540,000	34,723,585
3.75% 11/15/18	15,850,000	17,755,709
4% 8/15/18	18,750,000	21,369,150
TOTAL U.S. TREASURY OBLIGATIONS		262,620,605
Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	520,000	532,998
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
Bank of America Corp.: - continued
3.125% 6/15/12 (FDIC Guaranteed) (e)	$ 18,000	$ 18,806
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (e)	1,600,000	1,639,459
2.25% 12/10/12 (FDIC Guaranteed) (e)	1,710,000	1,767,341
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (e)	2,010,000	2,064,650
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (e)	9,000	9,411
TOTAL OTHER GOVERNMENT RELATED		6,032,665
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $287,777,213)		302,057,383
U.S. Government Agency - Mortgage Securities - 6.2%

Fannie Mae - 4.8%
1.85% 10/1/33 (i)	63,420	65,403
1.94% 10/1/33 (i)	24,097	24,924
1.946% 4/1/36 (i)	1,532,725	1,583,791
1.971% 12/1/34 (i)	59,382	61,283
1.972% 2/1/33 (i)	49,751	51,375
1.972% 1/1/35 (i)	766,406	793,561
1.983% 3/1/35 (i)	39,742	41,125
2.02% 7/1/35 (i)	1,641,830	1,704,729
2.065% 7/1/35 (i)	24,795	25,619
2.136% 3/1/35 (i)	9,030	9,365
2.582% 3/1/35 (i)	27,574	28,778
2.593% 6/1/36 (i)	47,302	49,561
2.618% 7/1/35 (i)	232,268	243,047
2.627% 7/1/34 (i)	121,521	126,697
2.664% 6/1/34 (i)	252,719	264,074
2.687% 2/1/35 (i)	1,302,409	1,364,118
2.709% 8/1/35 (i)	264,610	277,408
2.747% 7/1/35 (i)	186,502	194,528
2.782% 10/1/35 (i)	87,107	90,399
2.798% 10/1/33 (i)	63,629	66,614
2.804% 7/1/34 (i)	1,268,273	1,325,976
2.822% 12/1/33 (i)	1,738,542	1,812,387
2.844% 11/1/36 (i)	327,030	343,758
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.845% 7/1/34 (i)	$ 27,489	$ 28,648
2.858% 5/1/35 (i)	124,626	131,075
3.03% 7/1/35 (i)	297,559	311,054
3.043% 2/1/34 (i)	16,890	17,646
3.2% 9/1/34 (i)	471,413	491,996
3.201% 1/1/40 (i)	643,562	670,873
3.295% 11/1/36 (i)	353,807	370,991
3.319% 9/1/35 (i)	1,062,763	1,109,707
3.33% 4/1/35 (i)	1,070,903	1,121,869
3.343% 1/1/40 (i)	1,015,332	1,063,558
3.407% 10/1/37 (i)	19,793	20,704
3.5% 10/1/25 (f)	7,080,000	7,340,295
3.587% 12/1/39 (i)	200,802	210,187
3.603% 3/1/40 (i)	771,037	811,858
3.774% 10/1/39 (i)	456,479	478,520
4% 8/1/18	1,196,239	1,277,873
4.248% 7/1/37 (i)	108,896	114,658
4.5% 8/1/18 to 3/1/35	1,866,143	1,991,007
6% 5/1/16 to 4/1/17	280,934	303,025
6.5% 12/1/13 to 3/1/35	3,788,396	4,169,992
7% 11/1/11 to 6/1/33	955,189	1,064,679
7.5% 8/1/17 to 3/1/28	325,885	369,461
8.5% 5/1/21 to 9/1/25	53,176	60,586
9.5% 2/1/25	7,958	8,689
10.5% 8/1/20	12,739	15,208
12.5% 12/1/13 to 4/1/15	6,114	7,061
TOTAL FANNIE MAE		34,109,740
Freddie Mac - 1.4%
2.044% 4/1/35 (i)	424,818	441,277
2.624% 1/1/35 (i)	121,869	127,309
2.664% 6/1/35 (i)	99,831	104,873
3.088% 3/1/35 (i)	398,509	419,793
3.518% 12/1/39 (i)	605,532	634,018
3.54% 3/1/33 (i)	8,665	9,169
3.542% 4/1/40 (i)	496,559	520,054
3.586% 4/1/40 (i)	438,346	459,943
3.614% 2/1/40 (i)	1,086,183	1,141,312
4.5% 8/1/18	1,991,188	2,127,537
5% 3/1/19	2,988,245	3,195,671
5.367% 1/1/36 (i)	369,302	384,301
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.416% 10/1/35 (i)	$ 63,046	$ 66,750
8.5% 9/1/24 to 8/1/27	50,441	58,480
11.5% 10/1/15	2,878	3,223
TOTAL FREDDIE MAC		9,693,710
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	201,568	225,246
7.5% 2/15/28 to 10/15/28	4,578	5,240
8% 6/15/24 to 10/15/24	4,883	5,609
8.5% 5/15/17 to 10/15/21	64,714	74,095
11% 7/20/19 to 8/20/19	3,226	3,907
TOTAL GINNIE MAE		314,097
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $42,604,785)		44,117,547
Asset-Backed Securities - 6.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (i)	155,386	89,211
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (i)	12,547	12,042
Class M2, 1.9138% 3/25/34 (i)	60,000	39,049
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (i)	22,154	19,740
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (i)	2,360	92
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (i)	19,400	704
Class M5, 0.6538% 4/25/36 (i)	4,838	53
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (i)	68,508	68,106
Series 2006-A6 Class A6, 0.2963% 9/20/13 (i)	31,971	31,783
Series 2006-A7 Class A7, 0.2863% 10/20/12 (i)	31,362	31,178
Series 2006-C1 Class C1, 0.7463% 10/20/14 (i)	10,744	1,988
Series 2007-A4 Class A4, 0.2963% 4/22/13 (i)	28,393	28,226
Series 2007-D1 Class D, 1.6663% 1/22/13 (d)(i)	1,065,000	0
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	1,110,000	1,129,064
Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	280,000	285,764
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2009-A:
Class A4, 3% 10/15/15 (d)	$ 280,000	$ 292,804
Series 2010-1 Class A4, 2.3% 12/15/14	930,000	953,275
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (d)(i)	1,720,000	1,753,026
Series 2010-2 Class A, 4.25% 4/15/17 (d)	660,000	696,274
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	13,184	13,188
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	128,000	128,468
Series 2007-2M Class A3, 5.22% 6/8/12	7,409	7,437
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (i)	12,001	8,648
Series 2004-R2 Class M3, 0.8138% 4/25/34 (i)	17,493	1,934
Series 2005-R2 Class M1, 0.7138% 4/25/35 (i)	176,341	136,805
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (i)	4,092	2,780
Series 2004-W11 Class M2, 0.9638% 11/25/34 (i)	63,962	37,731
Series 2004-W7 Class M1, 0.8138% 5/25/34 (i)	185,706	84,159
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (i)	165,562	56,987
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (i)	228,192	137,100
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (i)	33,000	2,425
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(d)(i)	842,000	8
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (d)	500,000	524,415
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	400,000	405,244
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	1,100,000	1,112,241
Series 2010-2 Class A3, 1.31% 7/15/14	1,150,000	1,160,427
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0138% 2/25/35 (i)	427,000	218,051
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (i)	130,775	130,549
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (i)	187,293	177,929
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (i)	24,403	24,031
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	220,930	222,351
Class C, 5.31% 6/15/12	203,000	206,168
Series 2007-1 Class C, 5.38% 11/15/12	72,000	75,212
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (d)(i)	$ 449,191	$ 449,296
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,360,000	1,419,203
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	400,000	440,349
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (d)(i)	52,147	10,429
Class B, 1.0163% 7/20/39 (d)(i)	30,070	1,504
Class C, 1.3663% 7/20/39 (d)(i)	38,684	774
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	105,000	107,962
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (i)	130,038	13,315
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (i)	48,500	1,991
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (d)(i)	215,000	10,165
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (i)	28,000	3,442
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (i)	21,243	1,261
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (i)	205,465	78,242
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (d)(i)	16,443	14,746
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	56,723	57,319
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	400,000	435,831
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,250,000	1,254,458
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	900,000	906,089
Series 2008-A5 Class A5, 4.85% 4/22/15	700,000	767,339
Series 2009-A5 Class A5, 2.25% 12/23/14	2,070,000	2,127,817
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (d)	1,100,000	1,118,560
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (i)	87,242	3,944
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (i)	12,697	12,217
Series 2007-4 Class A1A, 0.4488% 9/25/37 (i)	79,172	73,678
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	37,648	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (i)	36,015	15,395
Series 2004-3 Class M4, 1.2338% 4/25/34 (i)	18,137	6,534
Series 2004-4 Class M2, 1.0588% 6/25/34 (i)	50,135	26,298
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-3 Class MV1, 0.6838% 8/25/35 (i)	$ 103,644	$ 97,576
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (i)	15,749	15,347
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	67,768	68,919
Series 2007-C Class A3, 5.43% 5/15/12 (d)	7,779	7,824
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	536,000	499,064
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (i)	4,436	3,327
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (i)	33,155	15,117
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (i)	581,111	208,231
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	310,000	317,766
Class D, 7.26% 2/15/13 (d)	850,000	874,158
Series 2006-C:
Class B, 5.3% 6/15/12	78,000	80,763
Class D, 6.89% 5/15/13 (d)	439,000	456,229
Series 2007-A Class D, 7.05% 12/15/13 (d)	310,000	328,028
Series 2009-B Class A3, 2.79% 8/15/13	780,000	794,931
Series 2009-C Class A4, 4.43% 11/15/14	520,000	558,989
Series 2009-D Class A4, 2.98% 8/15/14	300,000	312,907
Series 2009-E Class A3, 1.51% 1/15/14	700,000	706,449
Series 2010-B:
Class A3, 0.98% 10/15/14	620,000	622,365
Class A4, 1.58% 9/15/15	1,360,000	1,373,831
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (i)	700,000	695,837
Class B, 0.8259% 6/15/13 (i)	88,000	86,645
Series 2010-1 Class A, 1.9259% 12/15/14 (d)(i)	1,200,000	1,226,315
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	9,000	9,085
Series 2007-1:
Class A4, 5.03% 2/16/15	60,159	60,233
Class C, 5.43% 2/16/15	77,000	75,951
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (i)	81,136	28,201
Class M4, 0.9438% 1/25/35 (i)	41,438	4,546
Series 2006-D Class M1, 0.4938% 11/25/36 (i)	40,000	1,362
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (d)(i)	$ 335,000	$ 228,638
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	240,884	192,707
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (d)(i)	31,299	27,543
Series 2006-2A:
Class A, 0.4559% 11/15/34 (d)(i)	280,216	225,574
Class B, 0.5559% 11/15/34 (d)(i)	101,671	61,003
Class C, 0.6559% 11/15/34 (d)(i)	167,799	67,120
Class D, 1.0259% 11/15/34 (d)(i)	63,648	15,275
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,600,000	1,626,428
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (i)	137,000	135,040
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (i)	92,000	74,317
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	6,843	7,011
Class C, 5.74% 12/15/14	14,438	14,625
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(i)	62,228	14,939
Class M1, 0.9138% 6/25/34 (i)	253,008	156,972
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (i)	100,732	6,064
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (i)	23,182	528
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (d)(i)	74,487	19,367
Series 2006-3:
Class B, 0.6638% 9/25/46 (d)(i)	74,651	14,930
Class C, 0.8138% 9/25/46 (d)(i)	174,018	26,103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (i)	57,003	36,314
Series 2003-3 Class M1, 1.5538% 8/25/33 (i)	69,623	48,152
Series 2003-5 Class A2, 0.9638% 12/25/33 (i)	2,817	1,585
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (i)	12,735	12,479
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (i)	164,662	158,542
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (i)	1,240	1,216
Honda Auto Receivables Owner Trust:
Series 2010-1 Class A4, 1.98% 5/23/16	260,000	266,270
Series 2010-2 Class A4, 1.92% 6/18/13	1,300,000	1,327,836
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (i)	68,727	52,591
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (i)	$ 141,116	$ 43,742
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	350,000	355,380
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	970,000	978,657
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (i)	25,000	1,102
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (i)	176,698	134,402
Class MV1, 0.4938% 11/25/36 (i)	143,100	80,034
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (i)	71,000	3,820
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (i)	71,038	59,153
Series 2006-A Class 2C, 1.6872% 3/27/42 (i)	392,000	60,455
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	292,829	297,943
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (i)	17,925	12,199
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	2,664	2,483
Class C, 5.691% 10/20/28 (d)	1,332	1,124
Class D, 6.01% 10/20/28 (d)	14,317	11,363
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (i)	63,216	3,804
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (i)	89,453	4,886
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (i)	24,204	10,469
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	26,653	27,005
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (i)	83,173	64,000
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (i)	208,756	181,052
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (i)	3,197	3,146
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (i)	346,906	244,818
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (i)	4,895	3,266
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (i)	99,571	48,663
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (i)	45,571	23,410
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (i)	47,458	5,572
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (i)	33,000	952
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	$ 430,400	$ 61,547
Series 2006-1 Class AIO, 5.5% 4/25/11 (k)	51,453	1,320
Series 2006-2 Class AIO, 6% 8/25/11 (k)	29,000	1,419
Series 2006-3 Class AIO, 7.1% 1/25/12 (k)	46,000	3,565
Series 2006-4:
Class A1, 0.2938% 3/25/25 (i)	50,175	49,485
Class AIO, 6.35% 2/27/12 (k)	147,000	12,427
Class D, 1.3638% 5/25/32 (i)	300,000	4,221
Series 2007-1 Class AIO, 7.27% 4/25/12 (k)	198,000	21,285
Series 2007-2 Class AIO, 6.7% 7/25/12 (k)	168,000	19,733
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (i)	162,650	66,917
Series 2005-D Class M2, 0.7338% 2/25/36 (i)	99,892	12,909
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	400,000	404,216
Series 2009-B Class A3, 2.07% 1/15/15	720,000	728,242
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (i)	3,214	3,202
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(d)(i)	134,000	49,580
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (i)	3,019	2,916
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (i)	5,451	5,260
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (i)	60,741	26,202
Class M4, 1.7138% 9/25/34 (i)	77,891	12,393
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (i)	308,921	261,331
Class M3, 0.8238% 1/25/36 (i)	54,533	34,974
Class M4, 1.0938% 1/25/36 (i)	126,217	39,718
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (i)	456,374	6,767
Class M9, 2.1438% 5/25/35 (i)	33,168	82
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (d)(i)	400,093	398,545
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (i)	64,000	2,540
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (i)	582	487
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (i)	190,325	124,800
Asset-Backed Securities - continued
	Principal Amount	Value
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (i)	$ 12,000	$ 391
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (i)	6,169	2,860
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (i)	2,529	2,478
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (d)(i)	99,629	92,970
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (i)	145,000	8,751
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	81,826	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (i)	8,527	2,029
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	126,102	126,732
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (i)	557,000	556,414
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (i)	2,472	1,552
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	410,000	411,960
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (d)(i)	306,822	15,341
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	74,598	76,255
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	460,000	492,018
Series 2009-2 Class A3, 1.54% 2/18/14	920,000	928,348
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	700,000	712,381
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	12,122	12,154
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	47,859	48,124
Class D, 5.54% 12/20/12 (d)	73,000	74,200
Class E, 7.05% 5/20/14 (d)	716,000	729,112
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	75,976	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (d)(i)	788,019	780,970
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	791,000	795,251
Series 2007-A5A Class A5, 1.0259% 10/15/14 (d)(i)	120,000	120,044
Asset-Backed Securities - continued
	Principal Amount	Value
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	$ 646	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (d)(i)	203,978	67,313
TOTAL ASSET-BACKED SECURITIES (Cost $44,675,051)		45,090,621
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 1.9%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (d)(i)	1,600,000	1,588,450
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (d)(i)	162,551	97,531
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	577,865	586,225
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (i)	170,353	152,340
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (i)	124,155	110,454
Series 2004-A Class 2A2, 3.5151% 2/25/34 (i)	36,252	31,937
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (i)	15,702	13,869
Class 2A2, 3.0586% 3/25/34 (i)	110,878	101,250
Series 2004-D Class 2A2, 2.9566% 5/25/34 (i)	254,153	236,419
Series 2004-G Class 2A7, 3.195% 8/25/34 (i)	225,230	195,975
Series 2004-H Class 2A1, 3.7091% 9/25/34 (i)	205,582	179,720
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (d)(i)(k)	564,174	6,249
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (i)	112,849	108,077
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (i)	216,000	230,675
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	241,000	48,200
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (d)(i)	216,000	210,577
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (i)	1,193	1,182
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (i)	273,237	263,431
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (i)	$ 4,810	$ 4,773
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (d)(i)	404,000	395,193
Class C2, 0.9947% 10/18/54 (d)(i)	135,000	130,329
Class M2, 0.7747% 10/18/54 (d)(i)	232,000	223,532
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (d)(i)	379,000	358,041
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (d)(i)	355,000	349,675
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (i)	25,291	11,002
Series 2006-1A Class C2, 0.8663% 12/20/54 (d)(i)	578,000	254,320
Series 2006-2 Class C1, 0.7363% 12/20/54 (i)	463,000	206,035
Series 2006-3 Class C2, 0.7663% 12/20/54 (i)	128,000	57,777
Series 2006-4:
Class B1, 0.3563% 12/20/54 (i)	521,000	388,145
Class C1, 0.6463% 12/20/54 (i)	319,000	140,360
Class M1, 0.4363% 12/20/54 (i)	137,000	88,365
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (i)	258,000	114,810
Class 1M1, 0.4163% 12/20/54 (i)	172,000	110,080
Class 2C1, 0.6963% 12/20/54 (i)	117,000	52,065
Class 2M1, 0.5163% 12/20/54 (i)	222,000	142,080
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (i)	308,000	133,980
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (i)	36,767	20,218
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (i)	32,868	20,642
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (d)(i)	1,410,000	1,407,992
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (i)	14,154	14,454
Class A3, 5.447% 6/12/47 (i)	410,000	437,467
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (i)	150,084	136,658
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (i)	207,918	194,818
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (i)	96,285	60,352
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (i)	68,000	325
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (i)	$ 178,725	$ 119,273
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (d)(i)	28,707	24,688
Class C, 0.466% 6/15/22 (d)(i)	181,170	153,995
Class D, 0.476% 6/15/22 (d)(i)	69,853	57,978
Class E, 0.486% 6/15/22 (d)(i)	111,337	84,616
Class F, 0.516% 6/15/22 (d)(i)	177,078	125,725
Class G, 0.586% 6/15/22 (d)(i)	41,484	28,209
Class H, 0.606% 6/15/22 (d)(i)	83,046	52,319
Class J, 0.646% 6/15/22 (d)(i)	97,221	51,527
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	925,000	988,978
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (i)	277,584	19,169
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (i)	576,162	486,858
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (d)(i)	237,251	132,101
Class B6, 3.1434% 7/10/35 (d)(i)	394,692	192,847
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	133,593	135,206
Series 2004-SL3 Class A1, 7% 8/25/16	9,655	9,385
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (d)(i)	49,642	39,349
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (i)	4,598	2,405
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (i)	280,140	159,875
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5346% 6/25/34 (i)	159,266	152,916
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (i)	125,022	120,532
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (i)	90,495	84,226
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (i)	385,408	356,673
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (i)	219,976	198,378
TOTAL PRIVATE SPONSOR		13,393,277
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 78,933	$ 85,355
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	277,666	301,128
Series 2004-86 Class KC, 4.5% 5/25/19	211,833	223,398
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	534,717	589,297
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	288,142	311,378
Series 2363 Class PF, 6% 9/15/16	366,981	395,991
TOTAL U.S. GOVERNMENT AGENCY		1,906,547
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,725,697)		15,299,824
Commercial Mortgage Securities - 4.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (i)	159,000	172,876
Class A3, 6.8628% 2/14/43 (i)	172,000	186,619
Class A6, 7.1828% 2/14/43 (i)	253,000	270,511
Class PS1, 1.387% 2/14/43 (i)(k)	664,352	19,580
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (i)	252,000	271,171
Series 2006-4 Class A1, 5.363% 7/10/46 (i)	40,504	40,785
Series 2006-5:
Class A1, 5.185% 9/10/47	93,127	93,823
Class A3, 5.39% 9/10/47	301,000	324,644
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	450,511
Series 2007-2 Class A1, 5.421% 4/10/49	52,634	54,114
Series 2007-4 Class A3, 5.811% 2/10/51 (i)	215,000	231,712
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	22,805
Series 2007-3 Class A3, 5.6578% 6/10/49 (i)	361,000	386,795
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	238,057	241,169
Class A4, 4.153% 11/10/38	274,000	283,236
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-4 Class A3, 4.128% 7/10/42	$ 13,533	$ 13,524
Series 2006-1 Class A1, 5.219% 9/10/45 (i)	141,701	142,187
Series 2001-3 Class H, 6.562% 4/11/37 (d)	121,000	119,726
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	54,000	51,979
Class K, 6.15% 5/11/35 (d)	100,000	90,096
Series 2003-2 Class XP, 0.307% 3/11/41 (d)(i)(k)	2,024,064	1,330
Series 2005-6 Class A3, 5.1778% 9/10/47 (i)	389,000	401,843
Series 2007-1 Class B, 5.543% 1/15/49	130,000	42,646
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (d)(i)	93,000	76,260
Class D, 0.6359% 3/15/22 (d)(i)	94,000	73,320
Class E, 0.6759% 3/15/22 (d)(i)	78,000	58,555
Class F, 0.7459% 3/15/22 (d)(i)	70,189	49,132
Class G, 0.8059% 3/15/22 (d)(i)	45,493	29,570
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (d)(i)	139,000	115,370
Class D, 0.4859% 10/15/19 (d)(i)	170,000	142,800
Class E, 0.5159% 10/15/19 (d)(i)	157,000	130,027
Class F, 0.5859% 10/15/19 (d)(i)	360,653	290,073
Class G, 0.6059% 10/15/19 (d)(i)	144,054	100,348
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (d)(i)	9,333	5,507
Series 2004-1:
Class A, 0.6238% 4/25/34 (d)(i)	137,079	108,292
Class B, 2.1638% 4/25/34 (d)(i)	18,811	9,406
Class M1, 0.8238% 4/25/34 (d)(i)	15,242	10,365
Class M2, 1.4638% 4/25/34 (d)(i)	14,112	8,044
Series 2004-2:
Class A, 0.6938% 8/25/34 (d)(i)	133,238	105,258
Class M1, 0.8438% 8/25/34 (d)(i)	21,848	13,764
Series 2004-3:
Class A1, 0.6338% 1/25/35 (d)(i)	248,006	193,444
Class A2, 0.6838% 1/25/35 (d)(i)	42,958	27,923
Class M1, 0.7638% 1/25/35 (d)(i)	51,922	33,490
Class M2, 1.2638% 1/25/35 (d)(i)	23,417	14,519
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (d)(i)	190,930	142,433
Class M1, 0.6938% 8/25/35 (d)(i)	11,251	6,470
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M2, 0.7438% 8/25/35 (d)(i)	$ 18,556	$ 10,250
Class M3, 0.7638% 8/25/35 (d)(i)	10,266	5,228
Class M4, 0.8738% 8/25/35 (d)(i)	9,424	4,480
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (d)(i)	82,636	61,506
Class A2, 0.6638% 11/25/35 (d)(i)	83,209	53,669
Class M1, 0.7038% 11/25/35 (d)(i)	9,774	4,972
Class M2, 0.7538% 11/25/35 (d)(i)	12,409	5,846
Class M3, 0.7738% 11/25/35 (d)(i)	11,106	5,038
Class M4, 0.8638% 11/25/35 (d)(i)	13,837	5,940
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (d)(i)	191,859	122,790
Class B1, 1.6638% 1/25/36 (d)(i)	16,580	5,471
Class M1, 0.7138% 1/25/36 (d)(i)	61,890	32,183
Class M2, 0.7338% 1/25/36 (d)(i)	18,567	9,098
Class M3, 0.7638% 1/25/36 (d)(i)	27,116	12,473
Class M4, 0.8738% 1/25/36 (d)(i)	14,997	5,999
Class M5, 0.9138% 1/25/36 (d)(i)	14,997	5,774
Class M6, 0.9638% 1/25/36 (d)(i)	15,928	5,734
Series 2006-1:
Class A2, 0.6238% 4/25/36 (d)(i)	29,261	19,605
Class M1, 0.6438% 4/25/36 (d)(i)	10,466	5,220
Class M2, 0.6638% 4/25/36 (d)(i)	11,057	5,303
Class M3, 0.6838% 4/25/36 (d)(i)	9,514	4,123
Class M4, 0.7838% 4/25/36 (d)(i)	5,391	2,051
Class M5, 0.8238% 4/25/36 (d)(i)	5,233	1,998
Class M6, 0.9038% 4/25/36 (d)(i)	10,434	4,011
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (d)(i)	456,770	352,855
Class A2, 0.5438% 7/25/36 (d)(i)	26,241	17,857
Class B1, 1.1338% 7/25/36 (d)(i)	9,825	2,547
Class B3, 2.9638% 7/25/36 (d)(i)	14,844	2,751
Class M1, 0.5738% 7/25/36 (d)(i)	27,532	13,089
Class M2, 0.5938% 7/25/36 (d)(i)	19,425	8,881
Class M3, 0.6138% 7/25/36 (d)(i)	16,113	6,614
Class M4, 0.6838% 7/25/36 (d)(i)	10,881	4,329
Class M5, 0.7338% 7/25/36 (d)(i)	13,373	4,809
Class M6, 0.8038% 7/25/36 (d)(i)	19,953	6,223
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (d)(i)	$ 17,465	$ 3,493
Class B2, 1.6138% 10/25/36 (d)(i)	12,597	2,205
Class B3, 2.8638% 10/25/36 (d)(i)	20,500	3,280
Class M4, 0.6938% 10/25/36 (d)(i)	19,302	6,177
Class M5, 0.7438% 10/25/36 (d)(i)	23,108	6,470
Class M6, 0.8238% 10/25/36 (d)(i)	45,232	10,856
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (d)(i)	101,471	75,444
Class A2, 0.5338% 12/25/36 (d)(i)	426,617	271,200
Class B1, 0.9638% 12/25/36 (d)(i)	15,686	3,785
Class B2, 1.5138% 12/25/36 (d)(i)	16,139	3,147
Class B3, 2.7138% 12/25/36 (d)(i)	26,772	3,012
Class M1, 0.5538% 12/25/36 (d)(i)	32,711	15,325
Class M2, 0.5738% 12/25/36 (d)(i)	22,030	9,451
Class M3, 0.6038% 12/25/36 (d)(i)	22,030	8,620
Class M4, 0.6638% 12/25/36 (d)(i)	26,035	9,269
Class M5, 0.7038% 12/25/36 (d)(i)	24,700	8,294
Class M6, 0.7838% 12/25/36 (d)(i)	22,030	7,017
Series 2007-1:
Class A2, 0.5338% 3/25/37 (d)(i)	112,901	71,128
Class B1, 0.9338% 3/25/37 (d)(i)	35,975	7,915
Class B2, 1.4138% 3/25/37 (d)(i)	26,006	4,811
Class B3, 3.6138% 3/25/37 (d)(i)	70,788	10,618
Class M1, 0.5338% 3/25/37 (d)(i)	31,596	14,218
Class M2, 0.5538% 3/25/37 (d)(i)	23,701	9,243
Class M3, 0.5838% 3/25/37 (d)(i)	21,327	7,464
Class M4, 0.6338% 3/25/37 (d)(i)	16,927	5,417
Class M5, 0.6838% 3/25/37 (d)(i)	26,848	7,786
Class M6, 0.7638% 3/25/37 (d)(i)	37,118	9,094
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (d)(i)	100,347	70,243
Class A2, 0.5838% 7/25/37 (d)(i)	93,815	48,784
Class B1, 1.8638% 7/25/37 (d)(i)	28,715	4,307
Class B2, 2.5138% 7/25/37 (d)(i)	25,368	3,805
Class B3, 3.6138% 7/25/37 (d)(i)	28,231	3,670
Class M1, 0.6338% 7/25/37 (d)(i)	32,944	12,519
Class M2, 0.6738% 7/25/37 (d)(i)	17,798	5,339
Class M3, 0.7538% 7/25/37 (d)(i)	17,954	4,129
Class M4, 0.9138% 7/25/37 (d)(i)	36,596	7,319
Class M5, 1.0138% 7/25/37 (d)(i)	32,242	5,481
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M6, 1.2638% 7/25/37 (d)(i)	$ 40,302	$ 6,247
Series 2007-3:
Class A2, 0.5538% 7/25/37 (d)(i)	104,277	63,630
Class B1, 1.2138% 7/25/37 (d)(i)	25,657	5,819
Class B2, 1.8638% 7/25/37 (d)(i)	64,449	14,082
Class B3, 4.2638% 7/25/37 (d)(i)	33,936	7,001
Class M1, 0.5738% 7/25/37 (d)(i)	23,132	10,377
Class M2, 0.6038% 7/25/37 (d)(i)	24,818	9,180
Class M3, 0.6338% 7/25/37 (d)(i)	38,286	12,351
Class M4, 0.7638% 7/25/37 (d)(i)	60,579	18,192
Class M5, 0.8638% 7/25/37 (d)(i)	31,489	8,905
Class M6, 1.0638% 7/25/37 (d)(i)	23,853	5,718
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (d)(i)	38,374	3,837
Class B2, 3.7138% 9/25/37 (d)(i)	139,053	12,515
Class M1, 1.2138% 9/25/37 (d)(i)	37,312	10,074
Class M2, 1.3138% 9/25/37 (d)(i)	37,312	8,582
Class M4, 1.8638% 9/25/37 (d)(i)	94,087	16,936
Class M5, 2.0138% 9/25/37 (d)(i)	94,087	14,113
Class M6, 2.2138% 9/25/37 (d)(i)	94,170	11,300
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(k)	534,186	17,895
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(i)(k)	1,216,841	131,419
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (d)(i)	91,801	67,104
Class H, 0.9259% 3/15/19 (d)(i)	61,770	34,690
Class J, 1.1259% 3/15/19 (d)(i)	46,405	25,036
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (d)(i)	76,569	44,410
Class E, 0.5759% 3/15/22 (d)(i)	394,020	216,711
Class F, 0.6259% 3/15/22 (d)(i)	241,475	123,152
Class G, 0.6759% 3/15/22 (d)(i)	62,931	30,207
Class H, 0.8259% 3/15/22 (d)(i)	76,569	30,628
Class J, 0.9759% 3/15/22 (d)(i)	76,569	24,502
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	76,128	77,440
Series 2004-PWR3 Class A3, 4.487% 2/11/41	215,787	219,299
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	176,909	180,104
Series 2007-PW17 Class A1, 5.282% 6/11/50	105,517	107,699
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-T26 Class A1, 5.145% 1/12/45 (i)	$ 56,844	$ 58,240
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (d)(i)(k)	1,674,203	8,809
Series 2003-T12 Class X2, 0.4996% 8/13/39 (d)(i)(k)	5,627,707	40,164
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(i)(k)	2,926,870	52,506
Series 2007-PW15 Class A1, 5.016% 2/11/44	49,265	50,389
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (d)(i)	35,000	12,607
Class C, 5.7172% 6/11/40 (d)(i)	29,000	8,995
Class D, 5.7172% 6/11/40 (d)(i)	29,000	7,653
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (d)(i)(k)	20,177,207	258,710
Series 2007-T28:
Class A1, 5.422% 9/11/42	31,857	32,944
Class X2, 0.1751% 9/11/42 (d)(i)(k)	10,091,126	78,699
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (d)(i)	105,454	62,270
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	273,804
Class XCL, 2.1172% 5/15/35 (d)(i)(k)	2,815,033	78,602
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	9,413	9,388
Class F, 7.734% 1/15/32	47,000	46,838
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(i)	214,992	218,539
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (d)(i)	77,000	67,444
Class G, 0.6019% 8/15/21 (d)(i)	49,634	40,092
Class H, 0.6419% 8/15/21 (d)(i)	40,527	30,331
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	363,032	335,650
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	36,506	36,872
Class A2A, 5.237% 12/11/49	192,000	197,433
Series 2007-CD4:
Class A3, 5.293% 12/11/49	210,000	222,021
Class C, 5.476% 12/11/49	407,000	113,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (i)	$ 216,000	$ 230,912
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	90,720
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (d)(i)	484,000	411,400
Class C, 0.5459% 4/15/17 (d)(i)	174,000	142,680
Class D, 0.5859% 4/15/17 (d)(i)	81,291	63,407
Class E, 0.6459% 4/15/17 (d)(i)	34,474	25,856
Class F, 0.6859% 4/15/17 (d)(i)	19,555	13,493
Class G, 0.8259% 4/15/17 (d)(i)	19,555	12,320
Class H, 0.8959% 4/15/17 (d)(i)	19,555	10,169
Class J, 1.1259% 4/15/17 (d)(i)	14,996	5,998
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (d)(i)	217,448	200,052
Class D, 0.6159% 11/15/17 (d)(i)	11,398	10,259
Class E, 0.6659% 11/15/17 (d)(i)	39,895	34,708
Class F, 0.7259% 11/15/17 (d)(i)	27,939	22,910
Class G, 0.7759% 11/15/17 (d)(i)	19,366	13,556
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (d)(i)	308,000	255,640
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (i)	3,205	3,203
Series 2006-C8 Class A3, 5.31% 12/10/46	615,000	640,857
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	365,000	366,171
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (d)(i)(k)	466,489	1,700
Series 2006-C8:
Class B, 5.44% 12/10/46	374,000	116,584
Class XP, 0.4814% 12/10/46 (i)(k)	2,571,855	37,788
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	9,575	9,588
Series 2007-C2:
Class A1, 5.269% 1/15/49	68,120	68,408
Class A3, 5.542% 1/15/49 (i)	432,000	429,525
Series 2007-C3:
Class A1, 5.664% 6/15/39 (i)	1,569	1,568
Class A4, 5.7223% 6/15/39 (i)	130,000	129,044
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (i)(k)	1,732,492	25,675
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	195,000	194,726
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (d)(i)	$ 771,000	$ 308,400
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	216,000	225,840
Series 2002-CP5 Class A1, 4.106% 12/15/35	17,152	17,559
Series 2004-C1:
Class A3, 4.321% 1/15/37	53,486	54,230
Class A4, 4.75% 1/15/37	101,000	105,250
Series 1998-C1 Class D, 7.17% 5/17/40	12,170	12,255
Series 1999-C1 Class E, 7.8879% 9/15/41 (i)	18,585	18,540
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (i)(k)	575,676	4,511
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (d)(i)(k)	1,733,968	21,556
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (d)(i)(k)	1,526,633	24
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (d)(i)	82,000	54,940
Class C:
0.4459% 2/15/22 (d)(i)	212,546	121,151
0.5459% 2/15/22 (d)(i)	75,912	34,920
Class F, 0.5959% 2/15/22 (d)(i)	151,805	62,240
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	12,565	12,728
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (i)(k)	4,043,567	46,405
Class B, 5.487% 2/15/40 (d)(i)	330,000	39,600
Series 2010-16 Class A1, 3% 6/25/50	560,000	560,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	77,000	77,916
Class G, 6.936% 3/15/33 (d)	142,000	142,026
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,137,554
Series 2001-1 Class X1, 1.0321% 5/15/33 (d)(i)(k)	2,076,575	9,177
Series 2004-C1 Class X2, 1.1164% 11/10/38 (d)(i)(k)	1,239,344	4,840
Series 2005-C1 Class B, 4.846% 6/10/48 (i)	62,000	44,043
Series 2007-C1 Class XP, 0.2009% 12/10/49 (i)(k)	4,404,322	27,459
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (d)(i)(k)	1,258,744	2,404
Series 2004-C3 Class X2, 0.6312% 12/10/41 (i)(k)	4,930,202	34,014
Series 2005-C1 Class X2, 0.6565% 5/10/43 (i)(k)	858,219	8,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (d)(i)	$ 81,000	$ 60,010
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	59,671	60,048
Series 2007-GG11:
Class A1, 5.358% 12/10/49	219,016	227,272
Class A2, 5.597% 12/10/49	432,000	456,158
Series 2003-C2 Class XP, 0.8232% 1/5/36 (d)(i)(k)	1,504,010	3,530
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(i)(k)	4,000,851	35,706
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(k)	5,135,006	53,448
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (d)(i)	11,000	10,015
Class D, 0.5753% 6/6/20 (d)(i)	52,000	44,952
Class E, 0.6653% 6/6/20 (d)(i)	60,000	50,410
Class F, 0.7353% 6/6/20 (d)(i)	95,176	76,345
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (d)(i)	236,000	210,040
Class D, 0.6653% 3/6/20 (d)(i)	467,000	410,960
Class F, 0.7753% 3/6/20 (d)(i)	19,000	16,435
Class G, 0.8153% 3/6/20 (d)(i)	10,000	8,400
Class H, 0.9453% 3/6/20 (d)(i)	7,000	5,915
Class J, 1.1453% 3/6/20 (d)(i)	11,000	9,130
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	107,000	109,787
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (d)(i)(k)	4,084,085	48,608
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	324,000	332,368
Series 2007-GG10:
Class A1, 5.69% 8/10/45	69,089	71,261
Class A2, 5.778% 8/10/45	103,000	107,060
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (d)(i)(k)	366,689	1,556
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (d)(i)(k)	366,274	2,030
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (d)(i)	159,065	111,345
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2:
Class C, 0.4859% 11/15/18 (d)(i)	$ 112,959	$ 74,553
Class D, 0.5059% 11/15/18 (d)(i)	34,715	19,788
Class E, 0.5559% 11/15/18 (d)(i)	50,726	28,407
Class F, 0.6059% 11/15/18 (d)(i)	75,795	39,413
Class G, 0.6359% 11/15/18 (d)(i)	65,886	32,943
Class H, 0.7759% 11/15/18 (d)(i)	50,726	22,319
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	325,000	345,622
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	103,000	109,862
Series 2007-LDP10 Class A1, 5.122% 1/15/49	7,164	7,227
Series 2007-LDPX Class A3, 5.412% 1/15/49	594,000	607,529
Series 2005-CB13 Class E, 5.3519% 1/12/43 (d)(i)	109,000	10,087
Series 2006-CB17 Class A3, 5.45% 12/12/43	62,000	65,231
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (i)	18,000	5,583
Class C, 5.7461% 2/12/49 (i)	48,000	14,888
Class D, 5.7461% 2/12/49 (i)	51,000	15,100
Series 2007-LDP10 Class ES, 5.541% 1/15/49 (d)(i)	112,000	7,895
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	89,000	89,825
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	80,488	80,997
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	37,897	38,575
Series 2001-C3 Class A1, 6.058% 6/15/20	1,005	1,007
Series 2006-C1 Class A2, 5.084% 2/15/31	94,358	95,207
Series 2006-C3 Class A1, 5.478% 3/15/32	4,711	4,733
Series 2006-C6 Class A1, 5.23% 9/15/39	22,302	22,320
Series 2006-C7:
Class A1, 5.279% 11/15/38	115,449	117,554
Class A2, 5.3% 11/15/38	238,000	245,437
Series 2007-C1:
Class A1, 5.391% 2/15/40 (i)	25,564	26,042
Class A4, 5.424% 2/15/40	28,000	29,388
Series 2007-C2 Class A3, 5.43% 2/15/40	104,000	107,118
Series 2000-C5 Class E, 7.29% 12/15/32	15,000	15,082
Series 2001-C3 Class B, 6.512% 6/15/36	418,000	432,119
Series 2001-C7 Class D, 6.514% 11/15/33	238,000	240,428
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (d)(i)(k)	2,765,640	15,560
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C4 Class A2, 4.567% 6/15/29 (i)	$ 27,057	$ 27,339
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (i)(k)	668,349	7,824
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (i)(k)	1,227,679	19,932
Series 2007-C1:
Class C, 5.533% 2/15/40 (i)	475,000	105,248
Class D, 5.563% 2/15/40 (i)	86,000	15,336
Class E, 5.582% 2/15/40 (i)	43,000	6,577
Class XCP, 0.3203% 2/15/40 (i)(k)	493,068	5,744
Series 2007-C7 Class XCP, 0.2905% 9/15/45 (i)(k)	16,952,742	185,677
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (d)	250,000	254,983
Series 2001-WM, 6.754% 7/14/16 (d)	262,000	267,324
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (d)(i)	69,510	53,345
Class E, 0.5659% 9/15/21 (d)(i)	249,861	189,388
Class F, 0.6159% 9/15/21 (d)(i)	97,418	72,670
Class G, 0.6359% 9/15/21 (d)(i)	192,585	133,358
Class H, 0.6759% 9/15/21 (d)(i)	49,497	21,577
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	27,838	27,975
Series 2007-C1 Class A1, 4.533% 6/12/50	54,510	55,044
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (i)	355,000	366,867
Series 2005-LC1 Class F, 5.3777% 1/12/44 (d)(i)	188,000	69,690
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (i)	101,000	98,132
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (i)	230,000	241,617
Series 2006-4 Class ASB, 5.133% 12/12/49 (i)	186,000	199,504
Series 2007-5:
Class A1, 4.275% 8/12/48	5,364	5,395
Class A3, 5.364% 8/12/48	84,000	86,046
Class A4, 5.378% 8/12/48	9,000	8,796
Class B, 5.479% 2/12/17	648,000	114,142
Series 2007-6 Class A1, 5.175% 3/12/51	11,364	11,535
Series 2007-7 Class A4, 5.7485% 6/12/50 (i)	756,000	759,848
Series 2007-8 Class A1, 4.622% 8/12/49	46,386	47,381
Series 2006-4 Class XP, 0.6254% 12/12/49 (i)(k)	4,503,503	81,857
Series 2007-6 Class B, 5.635% 3/12/51 (i)	216,000	64,493
Series 2007-7 Class B, 5.75% 6/12/50	19,000	3,165
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (d)(i)	$ 93,780	$ 11,723
Class F, 0.592% 7/15/19 (d)(i)	208,000	189,280
Class G, 0.632% 7/15/19 (d)(i)	118,000	84,960
Series 2007-XCLA Class A1, 0.472% 7/17/17 (d)(i)	288,399	158,619
Series 2007-XLCA Class B, 0.772% 7/17/17 (d)(i)	277,741	19,442
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (d)(i)	124,000	52,700
Class D, 0.462% 10/15/20 (d)(i)	76,067	17,115
Class E, 0.522% 10/15/20 (d)(i)	95,138	11,892
Class F, 0.572% 10/15/20 (d)(i)	57,094	5,709
Class G, 0.612% 10/15/20 (d)(i)	70,577	5,293
Class H, 0.702% 10/15/20 (d)(i)	44,426	1,111
Class J, 0.852% 10/15/20 (d)(i)	50,712	1,268
Class MHRO, 0.962% 10/15/20 (d)(i)	70,667	14,133
Class MJPM, 1.272% 10/15/20 (d)(i)	21,549	16,162
Class MSTR, 0.972% 10/15/20 (d)(i)	40,125	8,025
Class NHRO, 1.162% 10/15/20 (d)(i)	106,971	14,976
Class NSTR, 1.122% 10/15/20 (d)(i)	36,399	5,096
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (d)(i)(k)	664,991	5,501
Series 2005-IQ9 Class A3, 4.54% 7/15/56	321,000	332,574
Series 2006-HQ10 Class A1, 5.131% 11/12/41	33,751	34,126
Series 2006-T23 Class A1, 5.682% 8/12/41	63,301	64,193
Series 2007-HQ11 Class A1, 5.246% 2/12/44	42,786	43,587
Series 2007-IQ13 Class A1, 5.05% 3/15/44	43,902	44,542
Series 2007-IQ14 Class A1, 5.38% 4/15/49	111,978	115,148
Series 2007-T25:
Class A1, 5.391% 11/12/49	32,848	33,748
Class A2, 5.507% 11/12/49	212,000	231,437
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (d)(i)(k)	1,397,844	10,158
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (d)(i)(k)	2,403,476	34,218
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (d)(i)(k)	1,273,747	13,872
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (i)	335,000	343,560
Series 2006-IQ12 Class B, 5.468% 12/15/43	216,000	54,000
Series 2006-T23 Class A3, 5.8072% 8/12/41 (i)	110,000	118,585
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (d)(i)	$ 373,714	$ 9,343
Class D, 0.972% 7/17/17 (d)(i)	175,951	4,399
Class E, 1.072% 7/17/17 (d)(i)	142,506	3,563
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	2,146	2,193
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	65,966	65,945
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	24,050	25,052
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	184,000	187,558
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (d)(i)	145,481	144,653
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (d)(i)	201,847	119,771
Class F, 0.6119% 8/11/18 (d)(i)	214,060	89,398
Class G, 0.6319% 8/11/18 (d)(i)	202,788	82,336
Class J, 0.8719% 8/11/18 (d)(i)	45,086	11,545
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (d)(i)	16,443	9,043
Class AP2, 1.0759% 6/15/20 (d)(i)	26,799	13,399
Class F, 0.7559% 6/15/20 (d)(i)	526,588	131,647
Class LXR1, 0.9759% 6/15/20 (d)(i)	26,316	15,789
Class LXR2, 1.0759% 6/15/20 (d)(i)	358,510	179,255
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	12,654	12,645
Series 2006-C27 Class A2, 5.624% 7/15/45	193,000	197,848
Series 2006-C29:
Class A1, 5.11% 11/15/48	79,113	80,160
Class A3, 5.313% 11/15/48	574,000	611,116
Series 2007-C30:
Class A1, 5.031% 12/15/43	14,863	15,011
Class A3, 5.246% 12/15/43	185,000	186,685
Class A4, 5.305% 12/15/43	64,000	63,865
Class A5, 5.342% 12/15/43	231,000	225,062
Series 2007-C31 Class A1, 5.14% 4/15/47	20,272	20,493
Series 2007-C32:
Class A2, 5.735% 6/15/49 (i)	259,000	269,490
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A3, 5.74% 6/15/49 (i)	$ 367,000	$ 365,550
Series 2003-C8 Class XP, 0.1813% 11/15/35 (d)(i)(k)	474,116	494
Series 2003-C9 Class XP, 0.4499% 12/15/35 (d)(i)(k)	663,750	886
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(i)	166,000	154,380
Class 180B, 5.3979% 10/15/41 (d)(i)	76,000	68,400
Series 2005-C22 Class F, 5.3598% 12/15/44 (d)(i)	360,000	143,862
Series 2006-C29 Class E, 5.516% 11/15/48 (i)	216,000	66,904
Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	648,000	107,586
Class XP, 0.4367% 12/15/43 (d)(i)(k)	2,487,866	33,972
Series 2007-C31 Class C, 5.6935% 4/15/47 (i)	59,000	12,507
Series 2007-C31A Class A2, 5.421% 4/15/47	490,000	507,264
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (i)	143,000	144,838
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $27,861,949)		33,485,223
Municipal Securities - 0.4%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,591,140
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	920,000	918,565
TOTAL MUNICIPAL SECURITIES (Cost $2,425,919)		2,509,705
Foreign Government and Government Agency Obligations - 0.9%

Chilean Republic 7.125% 1/11/12	460,000	495,006
Ontario Province 2.7% 6/16/15	5,320,000	5,569,471
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,799,832)		6,064,477
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $34,108)	37,000	39,757
Bank Notes - 0.1%
	Principal Amount	Value
National City Bank, Cleveland 0.6384% 3/1/13 (i) (Cost $596,139)	$ 750,000	$ 727,731
Fixed-Income Funds - 3.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (j)	148,628	16,225,717
Fidelity Specialized High Income Central Fund (j)	67,798	6,650,974
TOTAL FIXED-INCOME FUNDS (Cost $21,627,966)		22,876,691
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (i)	$ 159,000	132,885
MUFG Capital Finance 1 Ltd. 6.346% (i)	624,000	626,123
TOTAL PREFERRED SECURITIES (Cost $475,133)		759,008
Cash Equivalents - 2.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $20,059,000)	$ 20,059,138	20,059,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $668,814,495)		716,585,748
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,308,601)
NET ASSETS - 100%		$ 711,277,147
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (h)

	August 2034	$ 83,794	$ (49,383)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (h)	Dec. 2034	248,360	(241,938)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (h)	Feb. 2034	806	(742)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (h)	Oct. 2034	97,373	(53,727)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (h)	Sept. 2034	81,329	(64,993)
		$ 511,662	$ (410,783)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,834,822 or 11.6% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $6,032,665 or 0.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $105,219.

(h) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,059,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 1,561,681
Bank of America NA	2,344,085
Barclays Capital, Inc.	4,688,170
Goldman, Sachs & Co.	781,362
Merrill Lynch Government Securities, Inc.	1,406,451
Mizuho Securities USA, Inc.	6,250,892
Morgan Stanley & Co., Inc.	3,026,359
$ 20,059,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,038,971
Fidelity Specialized High Income Central Fund	501,326
Total	$ 2,540,297
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 65,487,459	$ -	$ 52,175,991	$ 16,225,717	0.8%
Fidelity Corporate Bond 1-5 Year Central Fund	7,137,742	-	7,232,757*	-	0.0%
Fidelity Specialized High Income Central Fund	9,120,399	501,313	3,697,849	6,650,974	1.5%
Total	$ 81,745,600	$ 501,313	$ 63,106,597	$ 22,876,691
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 223,498,781	$ -	$ 223,498,781	$ -
U.S. Government and Government Agency Obligations	302,057,383	-	302,057,383	-
U.S. Government Agency - Mortgage Securities	44,117,547	-	44,117,547	-
Asset-Backed Securities	45,090,621	-	41,956,265	3,134,356
Collateralized Mortgage Obligations	15,299,824	-	14,539,889	759,935
Commercial Mortgage Securities	33,485,223	-	28,378,135	5,107,088
Municipal Securities	2,509,705	-	2,509,705	-
Foreign Government and Government Agency Obligations	6,064,477	-	6,064,477	-
Supranational Obligations	39,757	-	39,757	-
Bank Notes	727,731	-	727,731	-
Fixed-Income Funds	22,876,691	22,876,691	-	-
Preferred Securities	759,008	-	759,008	-
Cash Equivalents	20,059,000	-	20,059,000	-
Total Investments in Securities:	$ 716,585,748	$ 22,876,691	$ 684,707,678	$ 9,001,379
Derivative Instruments:
Liabilities
Swap Agreements	$ (410,783)	$ -	$ -	$ (410,783)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 2,950,274
Total Realized Gain (Loss)	(6,000)
Total Unrealized Gain (Loss)	525,066
Cost of Purchases	87,961
Proceeds of Sales	(934,388)
Amortization/Accretion	36,316
Transfers in to Level 3	1,680,145
Transfers out of Level 3	(1,205,018)
Ending Balance	$ 3,134,356
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 471,841
Collateralized Mortgage Obligations
Beginning Balance	$ 891,768
Total Realized Gain (Loss)	42,906
Total Unrealized Gain (Loss)	280,599
Cost of Purchases	-
Proceeds of Sales	(171,853)
Amortization/Accretion	16,871
Transfers in to Level 3	380,865
Transfers out of Level 3	(681,221)
Ending Balance	$ 759,935
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 280,262
Commercial Mortgage Securities
Beginning Balance	$ 6,239,661
Total Realized Gain (Loss)	1,380,875
Total Unrealized Gain (Loss)	495,452
Cost of Purchases	-
Proceeds of Sales	(2,989,109)
Amortization/Accretion	303,656
Transfers in to Level 3	1,518,621
Transfers out of Level 3	(1,842,068)
Ending Balance	$ 5,107,088
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 741,172
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (454,480)
Total Unrealized Gain (Loss)	112,432
Transfers in to Level 3	(68,735)
Transfers out of Level 3	-
Ending Balance	$ (410,783)
Realized gain (loss) on Swap Agreements for the period	$ (4,292)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 91,391

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (410,783)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
(Unaudited)
United States of America	89.8%
Canada	2.1%
United Kingdom	2.0%
Australia	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.5%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $48,949,567 of which $8,055,126, $8,543,007, $13,593,034 and $18,758,400 will expire on August 31, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $20,059,000) - See accompanying schedule: Unaffiliated issuers (cost $647,186,529)	$ 693,709,057
Fidelity Central Funds (cost $21,627,966)	22,876,691
Total Investments (cost $668,814,495)		$ 716,585,748
Receivable for investments sold		50,290
Receivable for swap agreements		1,057
Receivable for fund shares sold		1,430,055
Interest receivable		4,988,146
Distributions receivable from Fidelity Central Funds		105,041
Other receivables		404,301
Total assets		723,564,638

Liabilities
Payable to custodian bank	$ 7,004
Payable for investments purchased Regular delivery	1,711,379
Delayed delivery	7,319,024
Payable for fund shares redeemed	1,686,599
Distributions payable	173,486
Unrealized depreciation on swap agreements	410,783
Accrued management fee	186,263
Distribution and service plan fees payable	182,687
Other affiliated payables	122,651
Other payables and accrued expenses	487,615
Total liabilities		12,287,491

Net Assets		$ 711,277,147
Net Assets consist of:
Paid in capital		$ 731,926,956
Undistributed net investment income		4,137,136
Accumulated undistributed net realized gain (loss) on investments		(72,144,634)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		47,357,689
Net Assets		$ 711,277,147

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($211,122,970 ÷ 18,713,971 shares)	$ 11.28

Maximum offering price per share (100/97.25 of $11.28)	$ 11.60
Class T: Net Asset Value and redemption price per share ($314,109,780 ÷ 27,827,428 shares)	$ 11.29

Maximum offering price per share (100/97.25 of $11.29)	$ 11.61
Class B: Net Asset Value and offering price per share ($10,940,561 ÷ 970,829 shares)A	$ 11.27

Class C: Net Asset Value and offering price per share ($80,042,526 ÷ 7,109,559 shares)A	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($95,061,310 ÷ 8,405,608 shares)	$ 11.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 48,780
Interest		28,925,990
Income from Fidelity Central Funds		2,540,297
Total income		31,515,067

Expenses
Management fee	$ 2,127,726
Transfer agent fees	1,211,306
Distribution and service plan fees	2,057,339
Accounting and security lending fees	259,706
Custodian fees and expenses	40,092
Independent trustees' compensation	2,594
Registration fees	107,810
Audit	108,570
Legal	2,864
Miscellaneous	10,473
Total expenses before reductions	5,928,480
Expense reductions	(192)	5,928,288
Net investment income		25,586,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,077,359
Fidelity Central Funds	2,449,743
Swap agreements	6,813,092
Total net realized gain (loss)		28,340,194
Change in net unrealized appreciation (depreciation) on: Investment securities	26,125,281
Swap agreements	(5,164,051)
Total change in net unrealized appreciation (depreciation)		20,961,230
Net gain (loss)		49,301,424
Net increase (decrease) in net assets resulting from operations		$ 74,888,203

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,586,779	$ 33,275,843
Net realized gain (loss)	28,340,194	(101,289,434)
Change in net unrealized appreciation (depreciation)	20,961,230	85,747,254
Net increase (decrease) in net assets resulting from operations	74,888,203	17,733,663
Distributions to shareholders from net investment income	(22,859,376)	(32,064,004)
Distributions to shareholders from net realized gain	(2,298,408)	-
Total distributions	(25,157,784)	(32,064,004)
Share transactions - net increase (decrease)	21,837,609	(337,250,597)
Total increase (decrease) in net assets	71,568,028	(351,580,938)

Net Assets
Beginning of period	639,709,119	991,290,057
End of period (including undistributed net investment income of $4,137,136 and undistributed net investment income of $3,178,990, respectively)	$ 711,277,147	$ 639,709,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87	$ 11.34
Income from Investment Operations
Net investment incomeE	.416	.435	.457	.487	.385	.397
Net realized and unrealized gain (loss)	.793	.149H	(.319)	(.167)	(.043)	(.338)
Total from investment operations	1.209	.584	.138	.320	.342	.059
Distributions from net investment income	(.372)	(.414)	(.468)	(.460)	(.382)	(.379)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.409)	(.414)	(.468)	(.460)	(.432)	(.529)
Net asset value, end of period	$ 11.28	$ 10.48	$ 10.31	$ 10.64	$ 10.78	$ 10.87
Total ReturnB,C,D	11.77%	6.05%	1.28%	2.99%	3.23%	.54%
Ratios to Average Net AssetsF,J
Expenses before reductions	.85%	.87%	.85%	.79%	.75%A	.81%
Expenses net of fee waivers, if any	.85%	.87%	.85%	.79%	.75%A	.81%
Expenses net of all reductions	.85%	.87%	.85%	.78%	.74%A	.80%
Net investment income	3.84%	4.45%	4.32%	4.52%	4.30%A	3.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 211,123	$ 195,407	$ 216,683	$ 255,591	$ 229,490	$ 219,441
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88	$ 11.35
Income from Investment Operations
Net investment incomeE	.420	.440	.462	.484	.377	.386
Net realized and unrealized gain (loss)	.803	.139H	(.310)	(.178)	(.043)	(.338)
Total from investment operations	1.223	.579	.152	.306	.334	.048
Distributions from net investment income	(.376)	(.419)	(.472)	(.456)	(.374)	(.368)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.413)	(.419)	(.472)	(.456)	(.424)	(.518)
Net asset value, end of period	$ 11.29	$ 10.48	$ 10.32	$ 10.64	$ 10.79	$ 10.88
Total ReturnB,C,D	11.90%	6.00%	1.41%	2.85%	3.15%	.43%
Ratios to Average Net AssetsF,J
Expenses before reductions	.81%	.82%	.82%	.82%	.84%A	.91%
Expenses net of fee waivers, if any	.81%	.82%	.82%	.82%	.84%A	.91%
Expenses net of all reductions	.81%	.82%	.82%	.82%	.83%A	.91%
Net investment income	3.87%	4.50%	4.35%	4.48%	4.21%A	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 314,110	$ 290,428	$ 344,229	$ 503,737	$ 563,677	$ 622,245
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86	$ 11.33
Income from Investment Operations
Net investment incomeE	.339	.369	.385	.409	.316	.310
Net realized and unrealized gain (loss)	.794	.150H	(.318)	(.169)	(.043)	(.338)
Total from investment operations	1.133	.519	.067	.240	.273	(.028)
Distributions from net investment income	(.296)	(.349)	(.397)	(.380)	(.313)	(.292)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.333)	(.349)	(.397)	(.380)	(.363)	(.442)
Net asset value, end of period	$ 11.27	$ 10.47	$ 10.30	$ 10.63	$ 10.77	$ 10.86
Total ReturnB,C,D	11.00%	5.35%	.60%	2.24%	2.57%	(.25)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.55%	1.54%	1.53%	1.52%	1.52%A	1.61%
Expenses net of fee waivers, if any	1.55%	1.54%	1.53%	1.52%	1.52%A	1.60%
Expenses net of all reductions	1.55%	1.54%	1.53%	1.52%	1.52%A	1.60%
Net investment income	3.13%	3.78%	3.64%	3.78%	3.52%A	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,941	$ 11,753	$ 15,141	$ 22,609	$ 46,344	$ 73,017
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006I	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85	$ 11.32
Income from Investment Operations
Net investment incomeE	.338	.364	.378	.400	.308	.301
Net realized and unrealized gain (loss)	.794	.150H	(.317)	(.167)	(.042)	(.337)
Total from investment operations	1.132	.514	.061	.233	.266	(.036)
Distributions from net investment income	(.295)	(.344)	(.391)	(.373)	(.306)	(.284)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.332)	(.344)	(.391)	(.373)	(.356)	(.434)
Net asset value, end of period	$ 11.26	$ 10.46	$ 10.29	$ 10.62	$ 10.76	$ 10.85
Total ReturnB,C,D	11.00%	5.31%	.54%	2.18%	2.51%	(.33)%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.56%	1.59%	1.59%	1.59%	1.60%A	1.67%
Expenses net of fee waivers, if any	1.56%	1.59%	1.59%	1.59%	1.60%A	1.67%
Expenses net of all reductions	1.56%	1.59%	1.59%	1.58%	1.60%A	1.67%
Net investment income	3.12%	3.73%	3.58%	3.72%	3.45%A	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,043	$ 63,750	$ 52,529	$ 58,693	$ 63,946	$ 74,522
Portfolio turnover rateG	107% L	73% L	81%	89%L	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended October 31.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006H	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89	$ 11.36
Income from Investment Operations
Net investment incomeD	.447	.468	.494	.513	.401	.417
Net realized and unrealized gain (loss)	.802	.139G	(.311)	(.169)	(.043)	(.339)
Total from investment operations	1.249	.607	.183	.344	.358	.078
Distributions from net investment income	(.402)	(.447)	(.503)	(.484)	(.398)	(.398)
Distributions from net realized gain	(.037)	-	-	-	(.050)	(.150)
Total distributions	(.439)	(.447)	(.503)	(.484)	(.448)	(.548)
Net asset value, end of period	$ 11.31	$ 10.50	$ 10.34	$ 10.66	$ 10.80	$ 10.89
Total ReturnB,C	12.15%	6.30%	1.71%	3.22%	3.37%	.71%
Ratios to Average Net AssetsE,I
Expenses before reductions	.57%	.54%	.53%	.55%	.57%A	.63%
Expenses net of fee waivers, if any	.57%	.54%	.53%	.55%	.57%A	.63%
Expenses net of all reductions	.57%	.54%	.53%	.55%	.57%A	.63%
Net investment income	4.11%	4.78%	4.64%	4.75%	4.48%A	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,061	$ 78,372	$ 362,708	$ 715,292	$ 582,070	$ 465,201
Portfolio turnover rateF	107% K	73% K	81%	89% K	43%A	73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended October 31.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,534,458
Gross unrealized depreciation	(4,684,287)
Net unrealized appreciation (depreciation)	$ 26,850,171

Tax Cost	$ 689,735,577

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,863,822
Capital loss carryforward	$ (48,949,567)
Net unrealized appreciation (depreciation)	$ 26,436,397

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 25,157,784	$ 32,064,004

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (57,864)	$ 192,605
Interest Rate Risk
Swap Agreements	6,870,956	(5,356,656)
Totals (a)	$ 6,813,092	$ (5,164,051)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $511,662 representing 0.1% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds aggregated $156,345,287 and $230,632,528, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 505,133	$ 5,848
Class T	-%	.25%	749,055	-
Class B	.65%	.25%	100,356	75,267
Class C	.75%	.25%	702,795	131,936
			$ 2,057,339	$ 213,051

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,010
Class T	11,397
Class B*	14,224
Class C*	12,401
$ 63,032

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 408,080.20
Class T	498,488.17
Class B	28,750.26
Class C	118,873.17
Institutional Class	157,115.18
	$ 1,211,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

8. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $7,232,756 in return for 69,780 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,744.

Annual Report

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $192.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 6,951,199	$ 7,988,302
Class T	10,386,340	12,341,748
Class B	306,236	444,251
Class C	1,914,639	1,885,504
Institutional Class	3,300,962	9,404,199
Total	$ 22,859,376	$ 32,064,004
From net realized gain
Class A	$ 701,159	$ -
Class T	1,023,762	-
Class B	39,727	-
Class C	238,561	-
Institutional Class	295,199	-
Total	$ 2,298,408	$ -

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	5,869,878	6,349,113	$ 63,705,443	$ 61,815,544
Reinvestment of distributions	610,684	711,254	6,624,737	6,930,188
Shares redeemed	(6,416,927)	(9,419,490)	(69,506,115)	(91,645,382)
Net increase (decrease)	63,635	(2,359,123)	$ 824,065	$ (22,899,650)
Class T
Shares sold	9,285,142	8,452,563	$ 100,920,744	$ 82,733,397
Reinvestment of distributions	1,000,177	1,209,451	10,858,629	11,780,968
Shares redeemed	(10,162,930)	(15,316,631)	(110,262,105)	(149,371,168)
Net increase (decrease)	122,389	(5,654,617)	$ 1,517,268	$ (54,856,803)

Annual Report

Notes to Financial Statements - continued

13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class B
Shares sold	397,437	618,570	$ 4,315,399	$ 5,994,206
Reinvestment of distributions	29,051	40,525	314,492	393,645
Shares redeemed	(578,535)	(1,005,785)	(6,261,860)	(9,769,910)
Net increase (decrease)	(152,047)	(346,690)	$ (1,631,969)	$ (3,382,059)
Class C
Shares sold	2,898,950	3,008,162	$ 31,435,300	$ 29,236,868
Reinvestment of distributions	161,131	158,044	1,744,630	1,539,158
Shares redeemed	(2,046,996)	(2,172,439)	(22,117,334)	(21,142,153)
Net increase (decrease)	1,013,085	993,767	$ 11,062,596	$ 9,633,873
Institutional Class
Shares sold	2,915,473	4,013,100	$ 31,699,747	$ 39,201,186
Reinvestment of distributions	283,943	847,880	3,091,524	8,158,289
Shares redeemed	(2,256,377)	(32,488,139)	(24,725,622)	(313,105,433)
Net increase (decrease)	943,039	(27,627,159)	$ 10,065,649	$ (265,745,958)

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009- present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Intermediate Bond voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	10/18/2010	10/15/2010	$-	$0.015

A total of 16.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $13,852,515 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LTBI-UANN-1010
1.784753.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge)	5.06%	3.17%	4.67%
Class T (incl. sales charge)	5.07%	3.17%	4.61%
Class B (incl. contingent deferred sales charge) A	3.71%	2.96%	4.55%
Class C (incl. contingent deferred sales charge) B	7.69%	3.25%	4.30%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 16, 2001. Returns prior to August 16, 2001 are those of Class B, and reflect Class B shares' 0.90% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 16, 2001 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Mortgage Securities Fund - Class A on August 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity AdvisorSM Mortgage Securities Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Class A, Class T, Class B and Class C shares returned 9.44%, 9.44%, 8.71% and 8.69%, respectively (excluding sales charges), beating the Barclays Capital U.S. MBS Index. Security and sector selection contributed to the fund's outperformance. Amid a sharp decline in mortgage rates, the fund benefited from underweighting securities most vulnerable to fast prepayments, and overweighting bonds offering some measure of protection against fast prepayments, including securities backed by older loans, low-balance loans, and 15-year mortgages. In addition, the fund benefited from an underweight to Fannie Mae and Freddie Mac securities backed by seriously delinquent loans, as the agencies bought all of these delinquent loans out of the pools, creating a wave of prepayments. In terms of sector selection, investing outside the index in private-label residential mortgage-backed securities (RMBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) worked to our advantage, because each significantly outpaced the index. Private-label RMBS performed well due to their attractive yields and a stabilizing housing market. Likewise, ABS and CMBS benefited from strong demand for higher-yielding alternatives to government bonds. In terms of decisions that detracted from relative performance, we are pleased to say there were not any major disappointments during the period.

Comments from William Irving, Lead Portfolio Manager of Fidelity AdvisorSM Mortgage Securities Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Institutional Class shares returned 9.80%, beating the Barclays Capital U.S. MBS Index. Security and sector selection contributed to the fund's outperformance. Amid a sharp decline in mortgage rates, the fund benefited from underweighting securities most vulnerable to fast prepayments, and overweighting bonds offering some measure of protection against fast prepayments, including securities backed by older loans, low-balance loans, and 15-year mortgages. In addition, the fund benefited from an underweight to Fannie Mae and Freddie Mac securities backed by seriously delinquent loans, as the agencies bought all of these delinquent loans out of the pools, creating a wave of prepayments. In terms of sector selection, investing outside the index in private-label residential mortgage-backed securities (RMBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) worked to our advantage, because each significantly outpaced the index. Private-label RMBS performed well due to their attractive yields and a stabilizing housing market. Likewise, ABS and CMBS benefited from strong demand for higher-yielding alternatives to government bonds. In terms of decisions that detracted from relative performance, we are pleased to say there were not any major disappointments during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.82%
Actual		$ 1,000.00	$ 1,048.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.79%
Actual		$ 1,000.00	$ 1,048.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.48%
Actual		$ 1,000.00	$ 1,045.20	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.52%
Actual		$ 1,000.00	$ 1,045.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,050.50	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,050.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.5
0.01 - 0.99%	7.6	6.4
1 - 1.99%	0.5	1.7
2 - 2.99%	1.4	1.0
3 - 3.99%	3.4	1.3
4 - 4.99%	28.0	24.0
5 - 5.99%	37.9	37.5
6 - 6.99%	11.5	19.0
7% and over	2.8	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	3.2	4.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	2.3	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Mortgage Securities 122.0%		Mortgage Securities 105.1%
	CMOs and Other Mortgage Related Securities 19.2%		CMOs and Other Mortgage Related Securities 17.2%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 11.6%
	Short-Term Investments and Net Other Assets† (49.2)%		Short-Term Investments and Net Other Assets† (33.9)%
* Foreign investments	2.7%	** Foreign investments	0.9%
* Futures and Swaps	(2.7)%	** Futures and Swaps	(1.5)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 122.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 83.0%
2.058% 7/1/35 (f)	$ 245	$ 253
2.582% 3/1/35 (f)	55	58
2.593% 6/1/36 (f)	69	72
2.747% 7/1/35 (f)	692	722
2.798% 10/1/33 (f)	95	100
2.841% 11/1/36 (f)	1,900	1,989
2.844% 11/1/36 (f)	85	89
2.968% 1/1/35 (f)	427	446
3.03% 7/1/35 (f)	125	130
3.151% 8/1/35 (f)	555	581
3.185% 9/1/35 (f)	679	713
3.2% 9/1/34 (f)	678	708
3.33% 4/1/35 (f)	280	293
3.36% 1/1/40 (f)	2,772	2,901
3.407% 10/1/37 (f)	42	43
3.5% 9/1/25 (c)(d)	4,000	4,147
3.5% 9/1/25 (c)(d)	4,000	4,147
3.5% 9/1/25 (c)(d)	9,000	9,331
3.5% 10/1/25 (c)	4,000	4,130
3.5% 10/1/25 (c)	4,000	4,130
3.5% 10/1/25 (c)	9,000	9,294
3.5% 10/1/40 (c)	4,000	4,042
3.835% 9/1/36 (f)	314	331
4% 9/1/24 to 8/1/39	1,707	1,782
4% 9/1/25 (c)(d)	24,500	25,729
4% 9/1/25 (c)	15,000	15,752
4% 9/1/25 (c)	17,000	17,853
4.5% 1/1/25 to 8/1/40	59,943	63,287
4.5% 9/1/25 (c)(d)	15,000	15,870
4.5% 9/1/25 (c)	9,000	9,522
4.5% 9/1/40 (c)	36,000	37,808
4.5% 9/1/40 (c)	3,000	3,151
4.5% 9/1/40 (c)(d)	12,000	12,603
4.5% 9/1/40 (c)(d)	37,000	38,858
4.5% 9/1/40 (c)(d)	18,000	18,904
5% 9/1/16 to 9/1/40	68,933	73,740
5% 9/1/25 (c)	1,000	1,063
5% 9/1/25 (c)(d)	9,000	9,570
5% 8/1/40	190	202
5% 8/1/40	330	351
5% 9/1/40 (c)(d)	20,000	21,239
5% 9/1/40 (c)(d)	16,000	16,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/40 (c)(d)	$ 5,000	$ 5,310
5% 9/1/40 (c)(d)	26,000	27,611
5% 9/1/40 (c)(d)	20,000	21,239
5% 9/1/40 (c)(d)	4,500	4,779
5% 9/1/40 (c)(d)	18,000	19,115
5% 9/1/40 (c)(d)	30,000	31,859
5% 9/1/40	1,190	1,265
5% 9/1/40	300	319
5.001% 7/1/35 (f)	23	24
5.25% 7/1/35 (f)	112	120
5.345% 6/1/36 (f)	1,217	1,284
5.375% 10/1/36 (f)	172	182
5.5% 2/1/18 to 3/1/40	122,068	131,315
5.5% 9/1/40 (c)(d)	37,000	39,558
5.731% 5/1/36 (f)	214	223
5.787% 3/1/36 (f)	699	722
5.804% 3/1/36 (f)	805	855
5.937% 9/1/36 (f)	403	431
5.942% 4/1/36 (f)	1,830	1,897
5.958% 4/1/36 (f)	238	247
6% 3/1/17 to 7/1/38	47,418	51,626
6.025% 9/1/36 (f)	105	111
6.029% 9/1/36 (f)	478	510
6.11% 8/1/46 (f)	156	167
6.303% 5/1/36 (f)	453	473
6.499% 12/1/36 (f)	200	213
6.5% 5/1/12 to 5/1/38	18,412	20,268
6.509% 4/1/37 (f)	386	412
6.555% 12/1/36 (f)	285	304
6.736% 5/1/37 (f)	31	32
6.751% 9/1/37 (f)	22	23
6.942% 9/1/37 (f)	135	143
7% 12/1/15 to 5/1/30	3,112	3,465
7.431% 9/1/37 (f)	77	82
7.5% 8/1/22 to 9/1/32	1,640	1,856
8% 12/1/29 to 3/1/37	113	128
8.5% 1/1/16 to 7/1/31	195	224
9% 2/1/13 to 10/1/30	457	534
9.5% 7/1/16 to 8/1/22	55	63
12.5% 8/1/15 to 3/1/16	14	16
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 3	$ 4
13.5% 9/1/14	2	3
		801,937
Freddie Mac - 19.1%
1.79% 3/1/37 (f)	1,181	1,216
1.866% 5/1/37 (f)	196	203
1.872% 3/1/35 (f)	326	335
2.535% 6/1/37 (f)	511	538
2.606% 5/1/34 (f)	23	24
2.613% 12/1/33 (f)	829	865
2.664% 6/1/35 (f)	213	224
2.865% 11/1/35 (f)	676	706
2.884% 6/1/33 (f)	1,350	1,425
3.069% 1/1/36 (f)	1,733	1,824
3.151% 4/1/37 (f)	203	212
3.319% 10/1/33 (f)	1,004	1,052
3.573% 1/1/37 (f)	1,356	1,429
4.207% 4/1/34 (f)	41	43
4.409% 2/1/36 (f)	145	151
4.5% 7/1/25 to 5/1/40	7,984	8,457
5% 7/1/33 to 6/1/40	43,961	47,079
5.138% 4/1/35 (f)	78	82
5.416% 10/1/35 (f)	90	96
5.5% 10/1/17 to 10/1/39	32,934	35,376
5.5% 9/1/40 (c)	25,600	27,322
6% 4/1/14 to 6/1/39	16,592	18,027
6.009% 6/1/37 (f)	65	68
6.044% 10/1/36 (f)	76	82
6.056% 3/1/36 (f)	1,004	1,072
6.075% 4/1/37 (f)	135	143
6.105% 6/1/37 (f)	1,429	1,509
6.122% 7/1/36 (f)	238	250
6.258% 8/1/37 (f)	379	400
6.452% 12/1/36 (f)	890	951
6.5% 4/1/11 to 8/1/38	18,563	20,360
6.605% 6/1/37 (f)	166	176
7% 6/1/21 to 9/1/36	4,429	4,926
7.03% 6/1/36 (f)	32	34
7.07% 2/1/37 (f)	56	60
7.22% 4/1/37 (f)	9	9
7.5% 11/1/10 to 7/1/34	6,393	7,234
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 11/1/16 to 1/1/37	$ 161	$ 182
8.5% 6/1/16 to 9/1/20	18	20
9% 9/1/16 to 5/1/21	122	136
10% 7/1/11 to 5/1/19	23	27
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	10	11
13% 12/1/13 to 6/1/15	22	25
		184,362
Ginnie Mae - 19.9%
4% 3/15/40	123	128
4% 9/1/40 (c)	27,000	28,103
4% 9/1/40 (c)	10,200	10,627
4% 9/1/40 (c)	400	417
4.5% 5/15/39 to 7/15/40	48,862	52,098
4.5% 9/1/40 (c)	7,000	7,424
4.5% 9/1/40 (c)(d)	15,000	15,909
4.5% 9/1/40 (c)(d)	20,000	21,233
4.5% 10/1/40 (c)	15,000	15,855
5% 9/20/33 to 6/15/40	13,546	14,694
5.265% 8/1/60 (j)	4,694	5,316
5.5% 10/15/33 to 9/15/39	7,406	8,051
6% 1/15/36	4,802	5,272
6.5% 2/15/32 to 7/15/36	2,046	2,283
7% 2/15/24 to 4/20/32	2,311	2,586
7.5% 9/15/16 to 4/15/32	846	963
8% 6/15/21 to 12/15/25	348	398
8.5% 8/15/16 to 10/15/28	459	528
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	45	52
		191,939
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,150,666)		1,178,238
Asset-Backed Securities - 8.0%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5138% 11/25/35 (f)	6,763	6,610
Ally Master Owner Trust Series 2010-1 Class A, 2.0259% 1/15/15 (b)(f)	7,000	7,134
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4838% 12/25/35 (f)	1,951	1,820
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (f)	$ 81	$ 80
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.3059% 5/16/11 (b)(f)	1,762	1,762
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	5,000	5,218
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (f)	2,144	2,063
Series 2007-4 Class A1A, 0.4488% 9/25/37 (f)	1,826	1,699
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (f)	1,021	957
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9688% 7/25/35 (f)	5,342	5,295
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	743
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	370
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5259% 6/15/13 (f)	1,960	1,948
Series 2010-1 Class A, 1.9259% 12/15/14 (b)(f)	1,800	1,839
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	93	22
Series 2004-AR2 Class B1, 2.1638% 8/25/34 (f)	796	62
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3138% 3/25/37 (f)	14	14
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (f)	2,549	2,350
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (f)	96	94
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6438% 8/25/35 (f)	2,787	2,663
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,528	362
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	355
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	685
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	533
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (f)	5,171	4,996
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (f)	136	131
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7138% 3/25/36 (f)	1,426	1,422
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	338	308
Series 2005-EFC3 Class M1, 0.7138% 8/25/35 (f)	6,516	6,105
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (f)	$ 81	$ 79
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	5,000	5,000
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (f)	500	16
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (f)	151	70
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (f)	62	61
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6938% 5/25/35 (f)	1,995	567
Series 2007-BC4 Class A3, 0.5138% 11/25/37 (f)	2,772	2,628
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (f)	3,493	2,896
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (f)	7,500	7,492
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $84,245)		77,226
Collateralized Mortgage Obligations - 16.4%

Private Sponsor - 7.5%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.58% 2/25/44 (f)	1,190	1,148
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	793	805
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (f)	627	634
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (f)	1,222	1,087
Series 2004-A Class 2A2, 3.5151% 2/25/34 (f)	922	812
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,507	4,519
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 4.3768% 11/25/36 (f)	170	113
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	7,644	7,720
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.4712% 1/28/32 (b)(f)	202	149
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (f)	1,272	1,206
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9947% 10/18/54 (b)(f)	$ 770	$ 743
Series 2007-1A Class A2, 0.6047% 10/18/54 (b)(f)	511	508
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (b)(f)	1,675	1,582
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (b)(f)	4,751	4,653
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (b)(f)	2,520	2,482
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (f)	700	304
Series 2006-2:
Class A4, 0.3063% 12/20/54 (f)	107	100
Class C1, 0.7363% 12/20/54 (f)	155	69
Series 2006-4 Class A4, 0.3163% 12/20/54 (f)	373	347
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (f)	940	418
Class 2C1, 0.6963% 12/20/54 (f)	500	223
Series 2007-2:
Class 2A1, 0.3119% 12/17/54 (f)	267	248
Class 2C1, 0.7019% 12/17/54 (f)	1,355	589
Series 2007-2 Class 3A1, 0.3619% 12/17/54 (f)	5,937	5,537
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.4213% 1/20/44 (f)	661	543
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (f)	707	608
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (b)(f)	8,000	7,989
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5038% 4/25/36 (f)	2,304	1,274
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (f)	792	496
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (f)	3,561	2,377
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5219% 6/17/13 (b)(f)	5,000	4,978
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	506	512
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (f)	695	673
Series 2003-20 Class 1A1, 5.5% 7/25/33	697	713
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (f)	$ 3,358	$ 3,298
Series 2006-5 Class A1, 0.3838% 10/25/46 (f)	5,483	5,375
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0465% 12/25/35 (f)	2,065	1,564
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9891% 11/25/34 (f)	3,773	3,603
Series 2005-AR2 Class 1A2, 2.8803% 3/25/35 (f)	491	279
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (f)	201	181
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (f)	1,971	1,775
TOTAL PRIVATE SPONSOR		72,234
U.S. Government Agency - 8.9%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	2,558	2,749
Class PZ, 6% 2/25/24	2,940	3,538
Series 1993-165 Class SH, 19.0043% 9/25/23 (f)(i)	115	153
Series 2003-26 Class KI, 5% 12/25/15 (g)	186	1
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	1,064	76
Series 2009-16 Class SA, 5.9863% 3/25/24 (f)(g)(i)	3,157	306
Series 2010-23:
Class AI, 5% 12/25/18 (g)	2,309	242
Class HI, 4.5% 10/25/18 (g)	1,568	162
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,445	448
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,662	374
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,522	2,336
Series 339 Class 29, 5.5% 7/1/18 (g)	1,173	133
Series 348 Class 14, 6.5% 8/1/34 (g)	605	117
Series 351:
Class 12, 5.5% 4/1/34 (g)	478	98
Class 13, 6% 3/1/34 (g)	574	94
Series 359, Class 19 6% 7/1/35 (g)	561	97
Series 384 Class 6, 5% 7/25/37 (g)	2,896	404
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.6638% 4/25/37 (f)	2,081	2,078
Series 2007-57 Class FA, 0.4938% 6/25/37 (f)	7,492	7,457
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 3,596	$ 3,969
Series 1999-32 Class PL, 6% 7/25/29	2,589	2,870
Series 1999-33 Class PK, 6% 7/25/29	1,730	1,909
Series 2001-52 Class YZ, 6.5% 10/25/31	157	176
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,289
Series 2005-73 Class SA, 16.8643% 8/25/35 (f)(i)	660	776
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,283
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,009	3,305
Series 2001-31 Class ZC, 6.5% 7/25/31	1,026	1,139
Series 2002-16 Class ZD, 6.5% 4/25/32	459	509
Series 2002-79 Class Z, 5.5% 11/25/22	1,775	1,922
Series 2003-80 Class CG, 6% 4/25/30	376	391
Series 2003-21 Class SK, 7.8363% 3/25/33 (f)(g)(i)	512	103
Series 2003-3 Class HS, 7.3863% 9/25/16 (f)(g)(i)	11	0*
Series 2003-35:
Class BS, 6.7363% 4/25/17 (f)(g)(i)	229	9
Class TQ, 7.2363% 5/25/18 (f)(g)(i)	474	62
Series 2003-42 Class SJ, 6.7863% 11/25/22 (f)(g)(i)	530	40
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,552	78
Series 2005-104 Class NI, 6.4363% 3/25/35 (f)(g)(i)	4,958	877
Series 2006-4 Class IT, 6% 10/25/35 (g)	178	10
Series 2007-36:
Class GO, 4/25/37 (h)	333	313
Class SG, 6.3363% 4/25/37 (f)(g)(i)	4,322	611
Series 2007-57 Class SA, 39.0375% 6/25/37 (f)(i)	2,243	3,883
Series 2007-66:
Class FB, 0.6638% 7/25/37 (f)	3,358	3,371
Class SB, 38.0175% 7/25/37 (f)(i)	619	1,139
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,562	256
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,583	186
Series 2010-12 Class AI, 5% 12/25/18 (g)	4,678	522
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	66	65
Class GY, 0% 5/15/37 (f)	101	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 3,189	$ 3,504
Series 2104 Class PG, 6% 12/15/28	1,009	1,112
Series 2162 Class PH, 6% 6/15/29	333	367
Series 70 Class C, 9% 9/15/20	72	88
sequential payer Series 2114 Class ZM, 6% 1/15/29	461	509
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,101	1,232
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	70	69
Series 3129 Class MF, 0% 7/15/34 (f)	85	85
Series 3222 Class HF, 0% 9/15/36 (f)	194	180
Series 3300 Class FA, 0.5759% 8/15/35 (f)	2,766	2,759
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,316	1,447
Series 2154 Class PT, 6% 5/15/29	1,932	2,125
Series 2435 Class VG, 6% 2/15/13	234	234
Series 2520 Class BE, 6% 11/15/32	1,970	2,152
Series 2585 Class KS, 7.3241% 3/15/23 (f)(g)(i)	277	39
Series 2590 Class YR, 5.5% 9/15/32 (g)	107	7
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,878
Series 2810 Class PD, 6% 6/15/33	2,444	2,591
Series 3077 Class TO, 4/15/35 (h)	3,295	2,963
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,442	1,596
Series 2274 Class ZM, 6.5% 1/15/31	529	581
Series 2281 Class ZB, 6% 3/15/30	608	670
Series 2502 Class ZC, 6% 9/15/32	1,703	1,867
Series 2564 Class ES, 7.3241% 2/15/22 (f)(g)(i)	218	7
Series 2575 Class ID, 5.5% 8/15/22 (g)	62	4
Series 2817 Class SD, 6.7741% 7/15/30 (f)(g)(i)	709	50
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,298	173
Series 1658 Class GZ, 7% 1/15/24	1,572	1,749
Series 2587 Class IM, 6.5% 3/15/33 (g)	888	159
Series 2844:
Class SC, 45.0064% 8/15/24 (f)(i)	64	125
Class SD, 82.8628% 8/15/24 (f)(i)	93	268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,322	$ 1,459
Series 2004-32 Class GS, 6.2241% 5/16/34 (f)(g)(i)	955	168
TOTAL U.S. GOVERNMENT AGENCY		86,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,405)		158,474
Commercial Mortgage Securities - 2.8%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1828% 2/14/43 (f)	4,300	4,598
Class PS1, 1.387% 2/14/43 (f)(g)	10,688	315
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	727
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (b)(f)	223	45
Class B2, 1.6138% 10/25/36 (b)(f)	145	25
Class B3, 2.8638% 10/25/36 (b)(f)	261	42
Class M4, 0.6938% 10/25/36 (b)(f)	223	71
Class M5, 0.7438% 10/25/36 (b)(f)	284	80
Class M6, 0.8238% 10/25/36 (b)(f)	551	132
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (b)(f)	87	21
Class B2, 1.5138% 12/25/36 (b)(f)	83	16
Class B3, 2.7138% 12/25/36 (b)(f)	154	17
Series 2007-1:
Class B1, 0.9338% 3/25/37 (b)(f)	130	29
Class B2, 1.4138% 3/25/37 (b)(f)	95	18
Class B3, 3.6138% 3/25/37 (b)(f)	271	41
Class M1, 0.5338% 3/25/37 (b)(f)	109	49
Class M2, 0.5538% 3/25/37 (b)(f)	85	33
Class M3, 0.5838% 3/25/37 (b)(f)	74	26
Class M4, 0.6338% 3/25/37 (b)(f)	56	18
Class M5, 0.6838% 3/25/37 (b)(f)	92	27
Class M6, 0.7638% 3/25/37 (b)(f)	130	32
Series 2007-2A:
Class B1, 1.8638% 7/25/37 (b)(f)	105	16
Class B2, 2.5138% 7/25/37 (b)(f)	88	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 3.6138% 7/25/37 (b)(f)	$ 101	$ 13
Class M4, 0.9138% 7/25/37 (b)(f)	129	26
Class M5, 1.0138% 7/25/37 (b)(f)	117	20
Class M6, 1.2638% 7/25/37 (b)(f)	145	22
Series 2007-3:
Class B1, 1.2138% 7/25/37 (b)(f)	88	20
Class B2, 1.8638% 7/25/37 (b)(f)	230	50
Class B3, 4.2638% 7/25/37 (b)(f)	118	24
Class M1, 0.5738% 7/25/37 (b)(f)	78	35
Class M2, 0.6038% 7/25/37 (b)(f)	81	30
Class M3, 0.6338% 7/25/37 (b)(f)	132	43
Class M4, 0.7638% 7/25/37 (b)(f)	210	63
Class M5, 0.8638% 7/25/37 (b)(f)	105	30
Class M6, 1.0638% 7/25/37 (b)(f)	81	19
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (b)(f)	128	13
Class B2, 3.7138% 9/25/37 (b)(f)	474	43
Bear Stearns Commercial Mortgage Securities Trust Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (b)(f)(g)	58,114	98
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (b)(f)(g)	20,678	577
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	120	120
Class F, 7.734% 1/15/32	600	598
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,206
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,150
Credit Suisse Mortgage Capital Certificates Series 2010-16 Class A1, 3% 6/25/50	770	770
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8883% 7/10/38 (f)	858	877
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,565
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	252
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (b)(f)(g)	$ 53,681	$ 302
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (f)(g)	13,352	156
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (b)	500	510
Series 2001-WM, 6.754% 7/14/16 (b)	500	510
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	174
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (f)	2,925	2,925
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	660	683
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,606)		27,315
Cash Equivalents - 10.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $102,023)	$ 102,024	102,023
TOTAL INVESTMENT PORTFOLIO - 159.8% (Cost $1,522,945)		1,543,276
NET OTHER ASSETS (LIABILITIES) - (59.8)%		(577,282)
NET ASSETS - 100%		$ 965,994
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
23 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2011	$ 5,040	$ (1)

The face value of futures sold as a percentage of net assets is 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (1)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(151)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.625% with Credit Suisse First Boston	August 2020	8,100	(111)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(726)
		$ 32,000	$ (989)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,539,000 or 5.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $57,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,023,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 7,943
Bank of America NA	11,922
Barclays Capital, Inc.	23,845
Goldman, Sachs & Co.	3,974
Merrill Lynch Government Securities, Inc.	7,153
Mizuho Securities USA, Inc.	31,793
Morgan Stanley & Co., Inc.	15,393
$ 102,023
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,178,238	$ -	$ 1,178,238	$ -
Asset-Backed Securities	77,226	-	69,096	8,130
Collateralized Mortgage Obligations	158,474	-	154,787	3,687
Commercial Mortgage Securities	27,315	-	26,113	1,202
Cash Equivalents	102,023	-	102,023	-
Total Investments in Securities:	$ 1,543,276	$ -	$ 1,530,257	$ 13,019
Derivative Instruments:
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swap Agreements	(989)	-	(989)	-
Total Liabilities	$ (990)	$ (1)	$ (989)	$ -
Other Financial Instruments: Forward Commitments	$ (288)	$ -	$ (288)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	990
Total Unrealized Gain (Loss)	4,076
Cost of Purchases	6,647
Proceeds of Sales	(11,557)
Amortization/Accretion	(378)
Transfers in to Level 3	3,934
Transfers out of Level 3	(908)
Ending Balance	$ 13,019
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 541

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1)
Swap Agreements (b)	$ -	$ (989)
Total Value of Derivatives	$ -	$ (990)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $102,737,000 of which $3,420,000, $14,492,000 and $84,825,000 will expire on August 31, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $102,023) - See accompanying schedule: Unaffiliated issuers (cost $1,522,945)		$ 1,543,276
Commitment to sell securities on a delayed delivery basis	$ (316,466)
Receivable for securities sold on a delayed delivery basis	316,178	(288)
Receivable for investments sold, regular delivery		53,451
Receivable for fund shares sold		577
Interest receivable		4,382
Other receivables		113
Total assets		1,601,511

Liabilities
Payable to custodian bank	$ 4,583
Payable for investments purchased Regular delivery	17,807
Delayed delivery	609,639
Payable for fund shares redeemed	1,676
Distributions payable	292
Unrealized depreciation on swap agreements	989
Accrued management fee	256
Distribution and service plan fees payable	42
Other affiliated payables	119
Other payables and accrued expenses	114
Total liabilities		635,517

Net Assets		$ 965,994
Net Assets consist of:
Paid in capital		$ 1,058,299
Distributions in excess of net investment income		(8,355)
Accumulated undistributed net realized gain (loss) on investments		(103,003)
Net unrealized appreciation (depreciation) on investments		19,053
Net Assets		$ 965,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,185 ÷ 5,607 shares)	$ 10.91

Maximum offering price per share (100/96.00 of $10.91)	$ 11.36
Class T: Net Asset Value and redemption price per share ($41,201 ÷ 3,769 shares)	$ 10.93

Maximum offering price per share (100/96.00 of $10.93)	$ 11.39
Class B: Net Asset Value and offering price per share ($7,200 ÷ 660 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($18,002 ÷ 1,652 shares)A	$ 10.90

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($828,799 ÷ 75,778 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,607 ÷ 881 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 40,056

Expenses
Management fee	$ 3,022
Transfer agent fees	1,105
Distribution and service plan fees	524
Fund wide operations fee	318
Independent trustees' compensation	4
Miscellaneous	3
Total expenses		4,976
Net investment income		35,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,319
Futures contracts	(206)
Swap agreements	246
Total net realized gain (loss)		35,359
Change in net unrealized appreciation (depreciation) on: Investment securities	19,625
Futures contracts	16
Swap agreements	(1,230)
Delayed delivery commitments	206
Total change in net unrealized appreciation (depreciation)		18,617
Net gain (loss)		53,976
Net increase (decrease) in net assets resulting from operations		$ 89,056

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,080	$ 51,303
Net realized gain (loss)	35,359	5,141
Change in net unrealized appreciation (depreciation)	18,617	21,339
Net increase (decrease) in net assets resulting from operations	89,056	77,783
Distributions to shareholders from net investment income	(41,600)	(50,530)
Share transactions - net increase (decrease)	(53,944)	(238,081)
Total increase (decrease) in net assets	(6,488)	(210,828)

Net Assets
Beginning of period	972,482	1,183,310
End of period (including distributions in excess of net investment income of $8,355 and distributions in excess of net investment income of $3,933, respectively)	$ 965,994	$ 972,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Income from Investment Operations
Net investment income E	.357	.464	.467	.521	.404	.408
Net realized and unrealized gain (loss)	.602	.283	(.461)	(.401)	(.021)	(.267)
Total from investment operations	.959	.747	.006	.120	.383	.141
Distributions from net investment income	(.429)	(.457)	(.486)	(.520)	(.403)	(.421)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.429)	(.457)	(.486)	(.520)	(.403)	(.481)
Net asset value, end of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	9.44%	7.63%	.06%	1.04%	3.56%	1.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of fee waivers, if any	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of all reductions	.83%	.84%	.85%	.78%	.74% A	.82%
Net investment income	3.36%	4.59%	4.52%	4.77%	4.44% A	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 47	$ 39	$ 54	$ 54	$ 50
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Income from Investment Operations
Net investment income E	.360	.466	.470	.519	.399	.400
Net realized and unrealized gain (loss)	.602	.282	(.462)	(.403)	(.012)	(.268)
Total from investment operations	.962	.748	.008	.116	.387	.132
Distributions from net investment income	(.432)	(.458)	(.488)	(.516)	(.397)	(.412)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.432)	(.458)	(.488)	(.516)	(.397)	(.472)
Net asset value, end of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00
Total Return B, C, D	9.44%	7.62%	.07%	1.01%	3.59%	1.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of fee waivers, if any	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of all reductions	.81%	.83%	.83%	.82%	.81% A	.89%
Net investment income	3.39%	4.60%	4.53%	4.73%	4.37% A	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 41	$ 68	$ 89	$ 126
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Income from Investment Operations
Net investment income E	.286	.398	.400	.443	.336	.323
Net realized and unrealized gain (loss)	.602	.283	(.461)	(.401)	(.022)	(.257)
Total from investment operations	.888	.681	(.061)	.042	.314	.066
Distributions from net investment income	(.358)	(.391)	(.419)	(.442)	(.334)	(.336)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.358)	(.391)	(.419)	(.442)	(.334)	(.396)
Net asset value, end of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	8.71%	6.93%	(.58)%	.32%	2.91%	.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Net investment income	2.69%	3.93%	3.86%	4.05%	3.68% A	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 19	$ 32	$ 50	$ 74	$ 101
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Income from Investment Operations
Net investment income E	.282	.390	.389	.434	.328	.316
Net realized and unrealized gain (loss)	.603	.284	(.459)	(.401)	(.021)	(.257)
Total from investment operations	.885	.674	(.070)	.033	.307	.059
Distributions from net investment income	(.355)	(.384)	(.410)	(.433)	(.327)	(.329)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.355)	(.384)	(.410)	(.433)	(.327)	(.389)
Net asset value, end of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98
Total Return B, C, D	8.69%	6.86%	(.68)%	.25%	2.85%	.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of fee waivers, if any	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of all reductions	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Net investment income	2.66%	3.86%	3.77%	3.97%	3.61% A	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 15	$ 23	$ 31	$ 41
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Income from Investment Operations
Net investment income D	.399	.505	.509	.559	.432	.438
Net realized and unrealized gain (loss)	.601	.292	(.462)	(.403)	(.023)	(.257)
Total from investment operations	1.000	.797	.047	.156	.409	.181
Distributions from net investment income	(.470)	(.497)	(.527)	(.556)	(.429)	(.451)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.470)	(.497)	(.527)	(.556)	(.429)	(.511)
Net asset value, end of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01
Total Return B, C	9.83%	8.14%	.46%	1.38%	3.80%	1.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.55%
Net investment income	3.74%	4.99%	4.91%	5.10%	4.73% A	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 829	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807
Portfolio turnover rate F	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Income from Investment Operations
Net investment income D	.391	.496	.499	.548	.424	.432
Net realized and unrealized gain (loss)	.603	.284	(.461)	(.411)	(.011)	(.266)
Total from investment operations	.994	.780	.038	.137	.413	.166
Distributions from net investment income	(.464)	(.490)	(.518)	(.547)	(.423)	(.446)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.464)	(.490)	(.518)	(.547)	(.423)	(.506)
Net asset value, end of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98
Total Return B, C	9.80%	7.98%	.37%	1.20%	3.85%	1.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of fee waivers, if any	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of all reductions	.50%	.52%	.54%	.53%	.52% A	.60%
Net investment income	3.69%	4.92%	4.83%	5.02%	4.66% A	3.87%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 7	$ 10	$ 14	$ 16
Portfolio turnover rate F	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

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2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,876
Gross unrealized depreciation	(21,974)
Net unrealized appreciation (depreciation)	$ 11,902

Tax Cost	$ 1,531,374

The tax-based components of distributable earnings as of period end were as follows:

Undistributed Ordinary Income	$ 4
Capital loss carryforward	$ (102,737)
Net unrealized appreciation (depreciation)	$ 10,427

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 41,600	$ 50,530

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

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3. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (206)	$ 16
Swap Agreements	246	(1,230)
Total Interest Rate Risk (a) (b)	$ 40	$ (1,214)

(a) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $(206) for futures contracts and $246 for swap agreements.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $16 for futures contracts and $(1,230) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond markets, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $220,649 and $148,569, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 139	$ 4
Class T	-%	.25%	97	-
Class B	.65%	.25%	106	80
Class C	.75%	.25%	182	30
			$ 524	$ 114

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	10
Class C*	3
$ 21

* When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 127.23
Class T	80.21
Class B	30.25
Class C	33.18
Fidelity Mortgage Securities Fund	822.10
Institutional Class	13.15
	$ 1,105

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 2,250	$ 1,983
Class T	1,580	1,853
Class B	427	978
Class C	612	620
Fidelity Mortgage Securities Fund	36,331	44,678
Institutional Class	400	418
Total	$ 41,600	$ 50,530

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	2,781	2,474	$ 29,523	$ 24,968
Reinvestment of distributions	177	165	1,879	1,668
Shares redeemed	(1,894)	(1,982)	(20,089)	(20,013)
Net increase (decrease)	1,064	657	$ 11,313	$ 6,623
Class T
Shares sold	918	1,301	$ 9,808	$ 13,201
Reinvestment of distributions	136	171	1,445	1,730
Shares redeemed	(1,143)	(1,650)	(12,127)	(16,700)
Net increase (decrease)	(89)	(178)	$ (874)	$ (1,769)
Class B
Shares sold	231	206	$ 2,472	$ 2,067
Reinvestment of distributions	33	81	347	816
Shares redeemed	(1,420)	(1,630)	(15,023)	(16,469)
Net increase (decrease)	(1,156)	(1,343)	$ (12,204)	$ (13,586)
Class C
Shares sold	365	763	$ 3,873	$ 7,725
Reinvestment of distributions	44	46	466	464
Shares redeemed	(470)	(595)	(4,981)	(6,012)
Net increase (decrease)	(61)	214	$ (642)	$ 2,177

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Fidelity Mortgage Securities Fund
Shares sold	11,591	12,549	$ 123,757	$ 127,161
Reinvestment of distributions	3,091	4,064	32,856	41,091
Shares redeemed	(19,469)	(39,799)	(207,063)	(402,497)
Net increase (decrease)	(4,787)	(23,186)	$ (50,450)	$ (234,245)
Institutional Class
Shares sold	419	768	$ 4,511	$ 7,757
Reinvestment of distributions	25	28	266	287
Shares redeemed	(554)	(529)	(5,864)	(5,325)
Net increase (decrease)	(110)	267	$ (1,087)	$ 2,719

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

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Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $21,767,763 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMOR-UANN-1010
1.784762.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	9.80%	4.31%	5.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Mortgage Securities Fund - Institutional Class on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity AdvisorSM Mortgage Securities Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Class A, Class T, Class B and Class C shares returned 9.44%, 9.44%, 8.71% and 8.69%, respectively (excluding sales charges), beating the Barclays Capital U.S. MBS Index. Security and sector selection contributed to the fund's outperformance. Amid a sharp decline in mortgage rates, the fund benefited from underweighting securities most vulnerable to fast prepayments, and overweighting bonds offering some measure of protection against fast prepayments, including securities backed by older loans, low-balance loans, and 15-year mortgages. In addition, the fund benefited from an underweight to Fannie Mae and Freddie Mac securities backed by seriously delinquent loans, as the agencies bought all of these delinquent loans out of the pools, creating a wave of prepayments. In terms of sector selection, investing outside the index in private-label residential mortgage-backed securities (RMBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) worked to our advantage, because each significantly outpaced the index. Private-label RMBS performed well due to their attractive yields and a stabilizing housing market. Likewise, ABS and CMBS benefited from strong demand for higher-yielding alternatives to government bonds. In terms of decisions that detracted from relative performance, we are pleased to say there were not any major disappointments during the period.

Comments from William Irving, Lead Portfolio Manager of Fidelity AdvisorSM Mortgage Securities Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Institutional Class shares returned 9.80%, beating the Barclays Capital U.S. MBS Index. Security and sector selection contributed to the fund's outperformance. Amid a sharp decline in mortgage rates, the fund benefited from underweighting securities most vulnerable to fast prepayments, and overweighting bonds offering some measure of protection against fast prepayments, including securities backed by older loans, low-balance loans, and 15-year mortgages. In addition, the fund benefited from an underweight to Fannie Mae and Freddie Mac securities backed by seriously delinquent loans, as the agencies bought all of these delinquent loans out of the pools, creating a wave of prepayments. In terms of sector selection, investing outside the index in private-label residential mortgage-backed securities (RMBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) worked to our advantage, because each significantly outpaced the index. Private-label RMBS performed well due to their attractive yields and a stabilizing housing market. Likewise, ABS and CMBS benefited from strong demand for higher-yielding alternatives to government bonds. In terms of decisions that detracted from relative performance, we are pleased to say there were not any major disappointments during the period.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.82%
Actual		$ 1,000.00	$ 1,048.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.79%
Actual		$ 1,000.00	$ 1,048.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.48%
Actual		$ 1,000.00	$ 1,045.20	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.52%
Actual		$ 1,000.00	$ 1,045.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,050.50	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,050.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.5
0.01 - 0.99%	7.6	6.4
1 - 1.99%	0.5	1.7
2 - 2.99%	1.4	1.0
3 - 3.99%	3.4	1.3
4 - 4.99%	28.0	24.0
5 - 5.99%	37.9	37.5
6 - 6.99%	11.5	19.0
7% and over	2.8	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	3.2	4.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	2.3	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Mortgage Securities 122.0%		Mortgage Securities 105.1%
	CMOs and Other Mortgage Related Securities 19.2%		CMOs and Other Mortgage Related Securities 17.2%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 11.6%
	Short-Term Investments and Net Other Assets† (49.2)%		Short-Term Investments and Net Other Assets† (33.9)%
* Foreign investments	2.7%	** Foreign investments	0.9%
* Futures and Swaps	(2.7)%	** Futures and Swaps	(1.5)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 122.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 83.0%
2.058% 7/1/35 (f)	$ 245	$ 253
2.582% 3/1/35 (f)	55	58
2.593% 6/1/36 (f)	69	72
2.747% 7/1/35 (f)	692	722
2.798% 10/1/33 (f)	95	100
2.841% 11/1/36 (f)	1,900	1,989
2.844% 11/1/36 (f)	85	89
2.968% 1/1/35 (f)	427	446
3.03% 7/1/35 (f)	125	130
3.151% 8/1/35 (f)	555	581
3.185% 9/1/35 (f)	679	713
3.2% 9/1/34 (f)	678	708
3.33% 4/1/35 (f)	280	293
3.36% 1/1/40 (f)	2,772	2,901
3.407% 10/1/37 (f)	42	43
3.5% 9/1/25 (c)(d)	4,000	4,147
3.5% 9/1/25 (c)(d)	4,000	4,147
3.5% 9/1/25 (c)(d)	9,000	9,331
3.5% 10/1/25 (c)	4,000	4,130
3.5% 10/1/25 (c)	4,000	4,130
3.5% 10/1/25 (c)	9,000	9,294
3.5% 10/1/40 (c)	4,000	4,042
3.835% 9/1/36 (f)	314	331
4% 9/1/24 to 8/1/39	1,707	1,782
4% 9/1/25 (c)(d)	24,500	25,729
4% 9/1/25 (c)	15,000	15,752
4% 9/1/25 (c)	17,000	17,853
4.5% 1/1/25 to 8/1/40	59,943	63,287
4.5% 9/1/25 (c)(d)	15,000	15,870
4.5% 9/1/25 (c)	9,000	9,522
4.5% 9/1/40 (c)	36,000	37,808
4.5% 9/1/40 (c)	3,000	3,151
4.5% 9/1/40 (c)(d)	12,000	12,603
4.5% 9/1/40 (c)(d)	37,000	38,858
4.5% 9/1/40 (c)(d)	18,000	18,904
5% 9/1/16 to 9/1/40	68,933	73,740
5% 9/1/25 (c)	1,000	1,063
5% 9/1/25 (c)(d)	9,000	9,570
5% 8/1/40	190	202
5% 8/1/40	330	351
5% 9/1/40 (c)(d)	20,000	21,239
5% 9/1/40 (c)(d)	16,000	16,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/40 (c)(d)	$ 5,000	$ 5,310
5% 9/1/40 (c)(d)	26,000	27,611
5% 9/1/40 (c)(d)	20,000	21,239
5% 9/1/40 (c)(d)	4,500	4,779
5% 9/1/40 (c)(d)	18,000	19,115
5% 9/1/40 (c)(d)	30,000	31,859
5% 9/1/40	1,190	1,265
5% 9/1/40	300	319
5.001% 7/1/35 (f)	23	24
5.25% 7/1/35 (f)	112	120
5.345% 6/1/36 (f)	1,217	1,284
5.375% 10/1/36 (f)	172	182
5.5% 2/1/18 to 3/1/40	122,068	131,315
5.5% 9/1/40 (c)(d)	37,000	39,558
5.731% 5/1/36 (f)	214	223
5.787% 3/1/36 (f)	699	722
5.804% 3/1/36 (f)	805	855
5.937% 9/1/36 (f)	403	431
5.942% 4/1/36 (f)	1,830	1,897
5.958% 4/1/36 (f)	238	247
6% 3/1/17 to 7/1/38	47,418	51,626
6.025% 9/1/36 (f)	105	111
6.029% 9/1/36 (f)	478	510
6.11% 8/1/46 (f)	156	167
6.303% 5/1/36 (f)	453	473
6.499% 12/1/36 (f)	200	213
6.5% 5/1/12 to 5/1/38	18,412	20,268
6.509% 4/1/37 (f)	386	412
6.555% 12/1/36 (f)	285	304
6.736% 5/1/37 (f)	31	32
6.751% 9/1/37 (f)	22	23
6.942% 9/1/37 (f)	135	143
7% 12/1/15 to 5/1/30	3,112	3,465
7.431% 9/1/37 (f)	77	82
7.5% 8/1/22 to 9/1/32	1,640	1,856
8% 12/1/29 to 3/1/37	113	128
8.5% 1/1/16 to 7/1/31	195	224
9% 2/1/13 to 10/1/30	457	534
9.5% 7/1/16 to 8/1/22	55	63
12.5% 8/1/15 to 3/1/16	14	16
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 3	$ 4
13.5% 9/1/14	2	3
		801,937
Freddie Mac - 19.1%
1.79% 3/1/37 (f)	1,181	1,216
1.866% 5/1/37 (f)	196	203
1.872% 3/1/35 (f)	326	335
2.535% 6/1/37 (f)	511	538
2.606% 5/1/34 (f)	23	24
2.613% 12/1/33 (f)	829	865
2.664% 6/1/35 (f)	213	224
2.865% 11/1/35 (f)	676	706
2.884% 6/1/33 (f)	1,350	1,425
3.069% 1/1/36 (f)	1,733	1,824
3.151% 4/1/37 (f)	203	212
3.319% 10/1/33 (f)	1,004	1,052
3.573% 1/1/37 (f)	1,356	1,429
4.207% 4/1/34 (f)	41	43
4.409% 2/1/36 (f)	145	151
4.5% 7/1/25 to 5/1/40	7,984	8,457
5% 7/1/33 to 6/1/40	43,961	47,079
5.138% 4/1/35 (f)	78	82
5.416% 10/1/35 (f)	90	96
5.5% 10/1/17 to 10/1/39	32,934	35,376
5.5% 9/1/40 (c)	25,600	27,322
6% 4/1/14 to 6/1/39	16,592	18,027
6.009% 6/1/37 (f)	65	68
6.044% 10/1/36 (f)	76	82
6.056% 3/1/36 (f)	1,004	1,072
6.075% 4/1/37 (f)	135	143
6.105% 6/1/37 (f)	1,429	1,509
6.122% 7/1/36 (f)	238	250
6.258% 8/1/37 (f)	379	400
6.452% 12/1/36 (f)	890	951
6.5% 4/1/11 to 8/1/38	18,563	20,360
6.605% 6/1/37 (f)	166	176
7% 6/1/21 to 9/1/36	4,429	4,926
7.03% 6/1/36 (f)	32	34
7.07% 2/1/37 (f)	56	60
7.22% 4/1/37 (f)	9	9
7.5% 11/1/10 to 7/1/34	6,393	7,234
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 11/1/16 to 1/1/37	$ 161	$ 182
8.5% 6/1/16 to 9/1/20	18	20
9% 9/1/16 to 5/1/21	122	136
10% 7/1/11 to 5/1/19	23	27
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	10	11
13% 12/1/13 to 6/1/15	22	25
		184,362
Ginnie Mae - 19.9%
4% 3/15/40	123	128
4% 9/1/40 (c)	27,000	28,103
4% 9/1/40 (c)	10,200	10,627
4% 9/1/40 (c)	400	417
4.5% 5/15/39 to 7/15/40	48,862	52,098
4.5% 9/1/40 (c)	7,000	7,424
4.5% 9/1/40 (c)(d)	15,000	15,909
4.5% 9/1/40 (c)(d)	20,000	21,233
4.5% 10/1/40 (c)	15,000	15,855
5% 9/20/33 to 6/15/40	13,546	14,694
5.265% 8/1/60 (j)	4,694	5,316
5.5% 10/15/33 to 9/15/39	7,406	8,051
6% 1/15/36	4,802	5,272
6.5% 2/15/32 to 7/15/36	2,046	2,283
7% 2/15/24 to 4/20/32	2,311	2,586
7.5% 9/15/16 to 4/15/32	846	963
8% 6/15/21 to 12/15/25	348	398
8.5% 8/15/16 to 10/15/28	459	528
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	45	52
		191,939
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,150,666)		1,178,238
Asset-Backed Securities - 8.0%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5138% 11/25/35 (f)	6,763	6,610
Ally Master Owner Trust Series 2010-1 Class A, 2.0259% 1/15/15 (b)(f)	7,000	7,134
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4838% 12/25/35 (f)	1,951	1,820
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (f)	$ 81	$ 80
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.3059% 5/16/11 (b)(f)	1,762	1,762
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	5,000	5,218
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (f)	2,144	2,063
Series 2007-4 Class A1A, 0.4488% 9/25/37 (f)	1,826	1,699
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (f)	1,021	957
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9688% 7/25/35 (f)	5,342	5,295
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	743
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	370
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5259% 6/15/13 (f)	1,960	1,948
Series 2010-1 Class A, 1.9259% 12/15/14 (b)(f)	1,800	1,839
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	93	22
Series 2004-AR2 Class B1, 2.1638% 8/25/34 (f)	796	62
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3138% 3/25/37 (f)	14	14
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (f)	2,549	2,350
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (f)	96	94
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6438% 8/25/35 (f)	2,787	2,663
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,528	362
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	355
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	685
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	533
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (f)	5,171	4,996
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (f)	136	131
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7138% 3/25/36 (f)	1,426	1,422
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	338	308
Series 2005-EFC3 Class M1, 0.7138% 8/25/35 (f)	6,516	6,105
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (f)	$ 81	$ 79
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	5,000	5,000
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (f)	500	16
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (f)	151	70
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (f)	62	61
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6938% 5/25/35 (f)	1,995	567
Series 2007-BC4 Class A3, 0.5138% 11/25/37 (f)	2,772	2,628
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (f)	3,493	2,896
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (f)	7,500	7,492
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $84,245)		77,226
Collateralized Mortgage Obligations - 16.4%

Private Sponsor - 7.5%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.58% 2/25/44 (f)	1,190	1,148
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	793	805
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (f)	627	634
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (f)	1,222	1,087
Series 2004-A Class 2A2, 3.5151% 2/25/34 (f)	922	812
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,507	4,519
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 4.3768% 11/25/36 (f)	170	113
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	7,644	7,720
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.4712% 1/28/32 (b)(f)	202	149
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (f)	1,272	1,206
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9947% 10/18/54 (b)(f)	$ 770	$ 743
Series 2007-1A Class A2, 0.6047% 10/18/54 (b)(f)	511	508
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (b)(f)	1,675	1,582
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (b)(f)	4,751	4,653
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (b)(f)	2,520	2,482
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (f)	700	304
Series 2006-2:
Class A4, 0.3063% 12/20/54 (f)	107	100
Class C1, 0.7363% 12/20/54 (f)	155	69
Series 2006-4 Class A4, 0.3163% 12/20/54 (f)	373	347
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (f)	940	418
Class 2C1, 0.6963% 12/20/54 (f)	500	223
Series 2007-2:
Class 2A1, 0.3119% 12/17/54 (f)	267	248
Class 2C1, 0.7019% 12/17/54 (f)	1,355	589
Series 2007-2 Class 3A1, 0.3619% 12/17/54 (f)	5,937	5,537
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.4213% 1/20/44 (f)	661	543
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (f)	707	608
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (b)(f)	8,000	7,989
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5038% 4/25/36 (f)	2,304	1,274
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (f)	792	496
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (f)	3,561	2,377
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5219% 6/17/13 (b)(f)	5,000	4,978
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	506	512
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (f)	695	673
Series 2003-20 Class 1A1, 5.5% 7/25/33	697	713
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (f)	$ 3,358	$ 3,298
Series 2006-5 Class A1, 0.3838% 10/25/46 (f)	5,483	5,375
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0465% 12/25/35 (f)	2,065	1,564
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9891% 11/25/34 (f)	3,773	3,603
Series 2005-AR2 Class 1A2, 2.8803% 3/25/35 (f)	491	279
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (f)	201	181
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (f)	1,971	1,775
TOTAL PRIVATE SPONSOR		72,234
U.S. Government Agency - 8.9%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	2,558	2,749
Class PZ, 6% 2/25/24	2,940	3,538
Series 1993-165 Class SH, 19.0043% 9/25/23 (f)(i)	115	153
Series 2003-26 Class KI, 5% 12/25/15 (g)	186	1
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	1,064	76
Series 2009-16 Class SA, 5.9863% 3/25/24 (f)(g)(i)	3,157	306
Series 2010-23:
Class AI, 5% 12/25/18 (g)	2,309	242
Class HI, 4.5% 10/25/18 (g)	1,568	162
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,445	448
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,662	374
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,522	2,336
Series 339 Class 29, 5.5% 7/1/18 (g)	1,173	133
Series 348 Class 14, 6.5% 8/1/34 (g)	605	117
Series 351:
Class 12, 5.5% 4/1/34 (g)	478	98
Class 13, 6% 3/1/34 (g)	574	94
Series 359, Class 19 6% 7/1/35 (g)	561	97
Series 384 Class 6, 5% 7/25/37 (g)	2,896	404
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.6638% 4/25/37 (f)	2,081	2,078
Series 2007-57 Class FA, 0.4938% 6/25/37 (f)	7,492	7,457
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 3,596	$ 3,969
Series 1999-32 Class PL, 6% 7/25/29	2,589	2,870
Series 1999-33 Class PK, 6% 7/25/29	1,730	1,909
Series 2001-52 Class YZ, 6.5% 10/25/31	157	176
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,289
Series 2005-73 Class SA, 16.8643% 8/25/35 (f)(i)	660	776
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,283
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,009	3,305
Series 2001-31 Class ZC, 6.5% 7/25/31	1,026	1,139
Series 2002-16 Class ZD, 6.5% 4/25/32	459	509
Series 2002-79 Class Z, 5.5% 11/25/22	1,775	1,922
Series 2003-80 Class CG, 6% 4/25/30	376	391
Series 2003-21 Class SK, 7.8363% 3/25/33 (f)(g)(i)	512	103
Series 2003-3 Class HS, 7.3863% 9/25/16 (f)(g)(i)	11	0*
Series 2003-35:
Class BS, 6.7363% 4/25/17 (f)(g)(i)	229	9
Class TQ, 7.2363% 5/25/18 (f)(g)(i)	474	62
Series 2003-42 Class SJ, 6.7863% 11/25/22 (f)(g)(i)	530	40
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,552	78
Series 2005-104 Class NI, 6.4363% 3/25/35 (f)(g)(i)	4,958	877
Series 2006-4 Class IT, 6% 10/25/35 (g)	178	10
Series 2007-36:
Class GO, 4/25/37 (h)	333	313
Class SG, 6.3363% 4/25/37 (f)(g)(i)	4,322	611
Series 2007-57 Class SA, 39.0375% 6/25/37 (f)(i)	2,243	3,883
Series 2007-66:
Class FB, 0.6638% 7/25/37 (f)	3,358	3,371
Class SB, 38.0175% 7/25/37 (f)(i)	619	1,139
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,562	256
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,583	186
Series 2010-12 Class AI, 5% 12/25/18 (g)	4,678	522
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	66	65
Class GY, 0% 5/15/37 (f)	101	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 3,189	$ 3,504
Series 2104 Class PG, 6% 12/15/28	1,009	1,112
Series 2162 Class PH, 6% 6/15/29	333	367
Series 70 Class C, 9% 9/15/20	72	88
sequential payer Series 2114 Class ZM, 6% 1/15/29	461	509
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,101	1,232
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	70	69
Series 3129 Class MF, 0% 7/15/34 (f)	85	85
Series 3222 Class HF, 0% 9/15/36 (f)	194	180
Series 3300 Class FA, 0.5759% 8/15/35 (f)	2,766	2,759
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,316	1,447
Series 2154 Class PT, 6% 5/15/29	1,932	2,125
Series 2435 Class VG, 6% 2/15/13	234	234
Series 2520 Class BE, 6% 11/15/32	1,970	2,152
Series 2585 Class KS, 7.3241% 3/15/23 (f)(g)(i)	277	39
Series 2590 Class YR, 5.5% 9/15/32 (g)	107	7
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,878
Series 2810 Class PD, 6% 6/15/33	2,444	2,591
Series 3077 Class TO, 4/15/35 (h)	3,295	2,963
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,442	1,596
Series 2274 Class ZM, 6.5% 1/15/31	529	581
Series 2281 Class ZB, 6% 3/15/30	608	670
Series 2502 Class ZC, 6% 9/15/32	1,703	1,867
Series 2564 Class ES, 7.3241% 2/15/22 (f)(g)(i)	218	7
Series 2575 Class ID, 5.5% 8/15/22 (g)	62	4
Series 2817 Class SD, 6.7741% 7/15/30 (f)(g)(i)	709	50
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,298	173
Series 1658 Class GZ, 7% 1/15/24	1,572	1,749
Series 2587 Class IM, 6.5% 3/15/33 (g)	888	159
Series 2844:
Class SC, 45.0064% 8/15/24 (f)(i)	64	125
Class SD, 82.8628% 8/15/24 (f)(i)	93	268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,322	$ 1,459
Series 2004-32 Class GS, 6.2241% 5/16/34 (f)(g)(i)	955	168
TOTAL U.S. GOVERNMENT AGENCY		86,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,405)		158,474
Commercial Mortgage Securities - 2.8%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1828% 2/14/43 (f)	4,300	4,598
Class PS1, 1.387% 2/14/43 (f)(g)	10,688	315
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	727
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (b)(f)	223	45
Class B2, 1.6138% 10/25/36 (b)(f)	145	25
Class B3, 2.8638% 10/25/36 (b)(f)	261	42
Class M4, 0.6938% 10/25/36 (b)(f)	223	71
Class M5, 0.7438% 10/25/36 (b)(f)	284	80
Class M6, 0.8238% 10/25/36 (b)(f)	551	132
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (b)(f)	87	21
Class B2, 1.5138% 12/25/36 (b)(f)	83	16
Class B3, 2.7138% 12/25/36 (b)(f)	154	17
Series 2007-1:
Class B1, 0.9338% 3/25/37 (b)(f)	130	29
Class B2, 1.4138% 3/25/37 (b)(f)	95	18
Class B3, 3.6138% 3/25/37 (b)(f)	271	41
Class M1, 0.5338% 3/25/37 (b)(f)	109	49
Class M2, 0.5538% 3/25/37 (b)(f)	85	33
Class M3, 0.5838% 3/25/37 (b)(f)	74	26
Class M4, 0.6338% 3/25/37 (b)(f)	56	18
Class M5, 0.6838% 3/25/37 (b)(f)	92	27
Class M6, 0.7638% 3/25/37 (b)(f)	130	32
Series 2007-2A:
Class B1, 1.8638% 7/25/37 (b)(f)	105	16
Class B2, 2.5138% 7/25/37 (b)(f)	88	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 3.6138% 7/25/37 (b)(f)	$ 101	$ 13
Class M4, 0.9138% 7/25/37 (b)(f)	129	26
Class M5, 1.0138% 7/25/37 (b)(f)	117	20
Class M6, 1.2638% 7/25/37 (b)(f)	145	22
Series 2007-3:
Class B1, 1.2138% 7/25/37 (b)(f)	88	20
Class B2, 1.8638% 7/25/37 (b)(f)	230	50
Class B3, 4.2638% 7/25/37 (b)(f)	118	24
Class M1, 0.5738% 7/25/37 (b)(f)	78	35
Class M2, 0.6038% 7/25/37 (b)(f)	81	30
Class M3, 0.6338% 7/25/37 (b)(f)	132	43
Class M4, 0.7638% 7/25/37 (b)(f)	210	63
Class M5, 0.8638% 7/25/37 (b)(f)	105	30
Class M6, 1.0638% 7/25/37 (b)(f)	81	19
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (b)(f)	128	13
Class B2, 3.7138% 9/25/37 (b)(f)	474	43
Bear Stearns Commercial Mortgage Securities Trust Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (b)(f)(g)	58,114	98
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (b)(f)(g)	20,678	577
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	120	120
Class F, 7.734% 1/15/32	600	598
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,206
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,150
Credit Suisse Mortgage Capital Certificates Series 2010-16 Class A1, 3% 6/25/50	770	770
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8883% 7/10/38 (f)	858	877
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,565
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	252
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (b)(f)(g)	$ 53,681	$ 302
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (f)(g)	13,352	156
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (b)	500	510
Series 2001-WM, 6.754% 7/14/16 (b)	500	510
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	174
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (f)	2,925	2,925
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	660	683
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,606)		27,315
Cash Equivalents - 10.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $102,023)	$ 102,024	102,023
TOTAL INVESTMENT PORTFOLIO - 159.8% (Cost $1,522,945)		1,543,276
NET OTHER ASSETS (LIABILITIES) - (59.8)%		(577,282)
NET ASSETS - 100%		$ 965,994
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
23 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2011	$ 5,040	$ (1)

The face value of futures sold as a percentage of net assets is 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (1)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(151)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.625% with Credit Suisse First Boston	August 2020	8,100	(111)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(726)
		$ 32,000	$ (989)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,539,000 or 5.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $57,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,023,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 7,943
Bank of America NA	11,922
Barclays Capital, Inc.	23,845
Goldman, Sachs & Co.	3,974
Merrill Lynch Government Securities, Inc.	7,153
Mizuho Securities USA, Inc.	31,793
Morgan Stanley & Co., Inc.	15,393
$ 102,023
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,178,238	$ -	$ 1,178,238	$ -
Asset-Backed Securities	77,226	-	69,096	8,130
Collateralized Mortgage Obligations	158,474	-	154,787	3,687
Commercial Mortgage Securities	27,315	-	26,113	1,202
Cash Equivalents	102,023	-	102,023	-
Total Investments in Securities:	$ 1,543,276	$ -	$ 1,530,257	$ 13,019
Derivative Instruments:
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swap Agreements	(989)	-	(989)	-
Total Liabilities	$ (990)	$ (1)	$ (989)	$ -
Other Financial Instruments: Forward Commitments	$ (288)	$ -	$ (288)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	990
Total Unrealized Gain (Loss)	4,076
Cost of Purchases	6,647
Proceeds of Sales	(11,557)
Amortization/Accretion	(378)
Transfers in to Level 3	3,934
Transfers out of Level 3	(908)
Ending Balance	$ 13,019
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 541

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1)
Swap Agreements (b)	$ -	$ (989)
Total Value of Derivatives	$ -	$ (990)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $102,737,000 of which $3,420,000, $14,492,000 and $84,825,000 will expire on August 31, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $102,023) - See accompanying schedule: Unaffiliated issuers (cost $1,522,945)		$ 1,543,276
Commitment to sell securities on a delayed delivery basis	$ (316,466)
Receivable for securities sold on a delayed delivery basis	316,178	(288)
Receivable for investments sold, regular delivery		53,451
Receivable for fund shares sold		577
Interest receivable		4,382
Other receivables		113
Total assets		1,601,511

Liabilities
Payable to custodian bank	$ 4,583
Payable for investments purchased Regular delivery	17,807
Delayed delivery	609,639
Payable for fund shares redeemed	1,676
Distributions payable	292
Unrealized depreciation on swap agreements	989
Accrued management fee	256
Distribution and service plan fees payable	42
Other affiliated payables	119
Other payables and accrued expenses	114
Total liabilities		635,517

Net Assets		$ 965,994
Net Assets consist of:
Paid in capital		$ 1,058,299
Distributions in excess of net investment income		(8,355)
Accumulated undistributed net realized gain (loss) on investments		(103,003)
Net unrealized appreciation (depreciation) on investments		19,053
Net Assets		$ 965,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,185 ÷ 5,607 shares)	$ 10.91

Maximum offering price per share (100/96.00 of $10.91)	$ 11.36
Class T: Net Asset Value and redemption price per share ($41,201 ÷ 3,769 shares)	$ 10.93

Maximum offering price per share (100/96.00 of $10.93)	$ 11.39
Class B: Net Asset Value and offering price per share ($7,200 ÷ 660 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($18,002 ÷ 1,652 shares)A	$ 10.90

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($828,799 ÷ 75,778 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,607 ÷ 881 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 40,056

Expenses
Management fee	$ 3,022
Transfer agent fees	1,105
Distribution and service plan fees	524
Fund wide operations fee	318
Independent trustees' compensation	4
Miscellaneous	3
Total expenses		4,976
Net investment income		35,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,319
Futures contracts	(206)
Swap agreements	246
Total net realized gain (loss)		35,359
Change in net unrealized appreciation (depreciation) on: Investment securities	19,625
Futures contracts	16
Swap agreements	(1,230)
Delayed delivery commitments	206
Total change in net unrealized appreciation (depreciation)		18,617
Net gain (loss)		53,976
Net increase (decrease) in net assets resulting from operations		$ 89,056

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,080	$ 51,303
Net realized gain (loss)	35,359	5,141
Change in net unrealized appreciation (depreciation)	18,617	21,339
Net increase (decrease) in net assets resulting from operations	89,056	77,783
Distributions to shareholders from net investment income	(41,600)	(50,530)
Share transactions - net increase (decrease)	(53,944)	(238,081)
Total increase (decrease) in net assets	(6,488)	(210,828)

Net Assets
Beginning of period	972,482	1,183,310
End of period (including distributions in excess of net investment income of $8,355 and distributions in excess of net investment income of $3,933, respectively)	$ 965,994	$ 972,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Income from Investment Operations
Net investment income E	.357	.464	.467	.521	.404	.408
Net realized and unrealized gain (loss)	.602	.283	(.461)	(.401)	(.021)	(.267)
Total from investment operations	.959	.747	.006	.120	.383	.141
Distributions from net investment income	(.429)	(.457)	(.486)	(.520)	(.403)	(.421)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.429)	(.457)	(.486)	(.520)	(.403)	(.481)
Net asset value, end of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	9.44%	7.63%	.06%	1.04%	3.56%	1.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of fee waivers, if any	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of all reductions	.83%	.84%	.85%	.78%	.74% A	.82%
Net investment income	3.36%	4.59%	4.52%	4.77%	4.44% A	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 47	$ 39	$ 54	$ 54	$ 50
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Income from Investment Operations
Net investment income E	.360	.466	.470	.519	.399	.400
Net realized and unrealized gain (loss)	.602	.282	(.462)	(.403)	(.012)	(.268)
Total from investment operations	.962	.748	.008	.116	.387	.132
Distributions from net investment income	(.432)	(.458)	(.488)	(.516)	(.397)	(.412)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.432)	(.458)	(.488)	(.516)	(.397)	(.472)
Net asset value, end of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00
Total Return B, C, D	9.44%	7.62%	.07%	1.01%	3.59%	1.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of fee waivers, if any	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of all reductions	.81%	.83%	.83%	.82%	.81% A	.89%
Net investment income	3.39%	4.60%	4.53%	4.73%	4.37% A	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 41	$ 68	$ 89	$ 126
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Income from Investment Operations
Net investment income E	.286	.398	.400	.443	.336	.323
Net realized and unrealized gain (loss)	.602	.283	(.461)	(.401)	(.022)	(.257)
Total from investment operations	.888	.681	(.061)	.042	.314	.066
Distributions from net investment income	(.358)	(.391)	(.419)	(.442)	(.334)	(.336)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.358)	(.391)	(.419)	(.442)	(.334)	(.396)
Net asset value, end of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	8.71%	6.93%	(.58)%	.32%	2.91%	.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Net investment income	2.69%	3.93%	3.86%	4.05%	3.68% A	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 19	$ 32	$ 50	$ 74	$ 101
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Income from Investment Operations
Net investment income E	.282	.390	.389	.434	.328	.316
Net realized and unrealized gain (loss)	.603	.284	(.459)	(.401)	(.021)	(.257)
Total from investment operations	.885	.674	(.070)	.033	.307	.059
Distributions from net investment income	(.355)	(.384)	(.410)	(.433)	(.327)	(.329)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.355)	(.384)	(.410)	(.433)	(.327)	(.389)
Net asset value, end of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98
Total Return B, C, D	8.69%	6.86%	(.68)%	.25%	2.85%	.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of fee waivers, if any	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of all reductions	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Net investment income	2.66%	3.86%	3.77%	3.97%	3.61% A	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 15	$ 23	$ 31	$ 41
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Income from Investment Operations
Net investment income D	.399	.505	.509	.559	.432	.438
Net realized and unrealized gain (loss)	.601	.292	(.462)	(.403)	(.023)	(.257)
Total from investment operations	1.000	.797	.047	.156	.409	.181
Distributions from net investment income	(.470)	(.497)	(.527)	(.556)	(.429)	(.451)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.470)	(.497)	(.527)	(.556)	(.429)	(.511)
Net asset value, end of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01
Total Return B, C	9.83%	8.14%	.46%	1.38%	3.80%	1.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.55%
Net investment income	3.74%	4.99%	4.91%	5.10%	4.73% A	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 829	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807
Portfolio turnover rate F	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Income from Investment Operations
Net investment income D	.391	.496	.499	.548	.424	.432
Net realized and unrealized gain (loss)	.603	.284	(.461)	(.411)	(.011)	(.266)
Total from investment operations	.994	.780	.038	.137	.413	.166
Distributions from net investment income	(.464)	(.490)	(.518)	(.547)	(.423)	(.446)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.464)	(.490)	(.518)	(.547)	(.423)	(.506)
Net asset value, end of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98
Total Return B, C	9.80%	7.98%	.37%	1.20%	3.85%	1.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of fee waivers, if any	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of all reductions	.50%	.52%	.54%	.53%	.52% A	.60%
Net investment income	3.69%	4.92%	4.83%	5.02%	4.66% A	3.87%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 7	$ 10	$ 14	$ 16
Portfolio turnover rate F	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,876
Gross unrealized depreciation	(21,974)
Net unrealized appreciation (depreciation)	$ 11,902

Tax Cost	$ 1,531,374

The tax-based components of distributable earnings as of period end were as follows:

Undistributed Ordinary Income	$ 4
Capital loss carryforward	$ (102,737)
Net unrealized appreciation (depreciation)	$ 10,427

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 41,600	$ 50,530

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (206)	$ 16
Swap Agreements	246	(1,230)
Total Interest Rate Risk (a) (b)	$ 40	$ (1,214)

(a) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $(206) for futures contracts and $246 for swap agreements.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $16 for futures contracts and $(1,230) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond markets, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $220,649 and $148,569, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 139	$ 4
Class T	-%	.25%	97	-
Class B	.65%	.25%	106	80
Class C	.75%	.25%	182	30
			$ 524	$ 114

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	10
Class C*	3
$ 21

* When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 127.23
Class T	80.21
Class B	30.25
Class C	33.18
Fidelity Mortgage Securities Fund	822.10
Institutional Class	13.15
	$ 1,105

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 2,250	$ 1,983
Class T	1,580	1,853
Class B	427	978
Class C	612	620
Fidelity Mortgage Securities Fund	36,331	44,678
Institutional Class	400	418
Total	$ 41,600	$ 50,530

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	2,781	2,474	$ 29,523	$ 24,968
Reinvestment of distributions	177	165	1,879	1,668
Shares redeemed	(1,894)	(1,982)	(20,089)	(20,013)
Net increase (decrease)	1,064	657	$ 11,313	$ 6,623
Class T
Shares sold	918	1,301	$ 9,808	$ 13,201
Reinvestment of distributions	136	171	1,445	1,730
Shares redeemed	(1,143)	(1,650)	(12,127)	(16,700)
Net increase (decrease)	(89)	(178)	$ (874)	$ (1,769)
Class B
Shares sold	231	206	$ 2,472	$ 2,067
Reinvestment of distributions	33	81	347	816
Shares redeemed	(1,420)	(1,630)	(15,023)	(16,469)
Net increase (decrease)	(1,156)	(1,343)	$ (12,204)	$ (13,586)
Class C
Shares sold	365	763	$ 3,873	$ 7,725
Reinvestment of distributions	44	46	466	464
Shares redeemed	(470)	(595)	(4,981)	(6,012)
Net increase (decrease)	(61)	214	$ (642)	$ 2,177

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Fidelity Mortgage Securities Fund
Shares sold	11,591	12,549	$ 123,757	$ 127,161
Reinvestment of distributions	3,091	4,064	32,856	41,091
Shares redeemed	(19,469)	(39,799)	(207,063)	(402,497)
Net increase (decrease)	(4,787)	(23,186)	$ (50,450)	$ (234,245)
Institutional Class
Shares sold	419	768	$ 4,511	$ 7,757
Reinvestment of distributions	25	28	266	287
Shares redeemed	(554)	(529)	(5,864)	(5,325)
Net increase (decrease)	(110)	267	$ (1,087)	$ 2,719

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $21,767,763 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AMORI-UANN-1010
1.784763.107

Fidelity®
Mortgage Securities
Fund

(A Class of Fidelity AdvisorSM Mortgage
Securities Fund)

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	9.83%	4.40%	5.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Mortgage Securities Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Retail Class shares returned 9.83%, solidly outpacing the Barclays Capital U.S. MBS Index. Security and sector selection contributed to the fund's outperformance. Amid a sharp decline in mortgage rates, the fund benefited from underweighting securities most vulnerable to fast prepayments, and overweighting bonds offering some measure of protection against fast prepayments, including securities backed by older loans, low-balance loans, and 15-year mortgages. In addition, the fund benefited from an underweight to Fannie Mae and Freddie Mac securities backed by seriously delinquent loans, as the agencies bought all of these delinquent loans out of the pools, creating a wave of prepayments. In terms of sector selection, investing outside the index in private-label residential mortgage-backed securities (RMBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) worked to our advantage, because each significantly outpaced the index. Private-label RMBS performed well due to their attractive yields and a stabilizing housing market. Likewise, ABS and CMBS benefited from strong demand for higher-yielding alternatives to government bonds. In terms of decisions that detracted from relative performance, we are pleased to say there were not any major disappointments during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.82%
Actual		$ 1,000.00	$ 1,048.70	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.79%
Actual		$ 1,000.00	$ 1,048.70	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.48%
Actual		$ 1,000.00	$ 1,045.20	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.52%
Actual		$ 1,000.00	$ 1,045.00	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,050.50	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,050.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 0.01%	0.4	0.5
0.01 - 0.99%	7.6	6.4
1 - 1.99%	0.5	1.7
2 - 2.99%	1.4	1.0
3 - 3.99%	3.4	1.3
4 - 4.99%	28.0	24.0
5 - 5.99%	37.9	37.5
6 - 6.99%	11.5	19.0
7% and over	2.8	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2010
6 months ago
Years	3.2	4.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	2.3	2.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Mortgage Securities 122.0%		Mortgage Securities 105.1%
	CMOs and Other Mortgage Related Securities 19.2%		CMOs and Other Mortgage Related Securities 17.2%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 11.6%
	Short-Term Investments and Net Other Assets† (49.2)%		Short-Term Investments and Net Other Assets† (33.9)%
* Foreign investments	2.7%	** Foreign investments	0.9%
* Futures and Swaps	(2.7)%	** Futures and Swaps	(1.5)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 122.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 83.0%
2.058% 7/1/35 (f)	$ 245	$ 253
2.582% 3/1/35 (f)	55	58
2.593% 6/1/36 (f)	69	72
2.747% 7/1/35 (f)	692	722
2.798% 10/1/33 (f)	95	100
2.841% 11/1/36 (f)	1,900	1,989
2.844% 11/1/36 (f)	85	89
2.968% 1/1/35 (f)	427	446
3.03% 7/1/35 (f)	125	130
3.151% 8/1/35 (f)	555	581
3.185% 9/1/35 (f)	679	713
3.2% 9/1/34 (f)	678	708
3.33% 4/1/35 (f)	280	293
3.36% 1/1/40 (f)	2,772	2,901
3.407% 10/1/37 (f)	42	43
3.5% 9/1/25 (c)(d)	4,000	4,147
3.5% 9/1/25 (c)(d)	4,000	4,147
3.5% 9/1/25 (c)(d)	9,000	9,331
3.5% 10/1/25 (c)	4,000	4,130
3.5% 10/1/25 (c)	4,000	4,130
3.5% 10/1/25 (c)	9,000	9,294
3.5% 10/1/40 (c)	4,000	4,042
3.835% 9/1/36 (f)	314	331
4% 9/1/24 to 8/1/39	1,707	1,782
4% 9/1/25 (c)(d)	24,500	25,729
4% 9/1/25 (c)	15,000	15,752
4% 9/1/25 (c)	17,000	17,853
4.5% 1/1/25 to 8/1/40	59,943	63,287
4.5% 9/1/25 (c)(d)	15,000	15,870
4.5% 9/1/25 (c)	9,000	9,522
4.5% 9/1/40 (c)	36,000	37,808
4.5% 9/1/40 (c)	3,000	3,151
4.5% 9/1/40 (c)(d)	12,000	12,603
4.5% 9/1/40 (c)(d)	37,000	38,858
4.5% 9/1/40 (c)(d)	18,000	18,904
5% 9/1/16 to 9/1/40	68,933	73,740
5% 9/1/25 (c)	1,000	1,063
5% 9/1/25 (c)(d)	9,000	9,570
5% 8/1/40	190	202
5% 8/1/40	330	351
5% 9/1/40 (c)(d)	20,000	21,239
5% 9/1/40 (c)(d)	16,000	16,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/1/40 (c)(d)	$ 5,000	$ 5,310
5% 9/1/40 (c)(d)	26,000	27,611
5% 9/1/40 (c)(d)	20,000	21,239
5% 9/1/40 (c)(d)	4,500	4,779
5% 9/1/40 (c)(d)	18,000	19,115
5% 9/1/40 (c)(d)	30,000	31,859
5% 9/1/40	1,190	1,265
5% 9/1/40	300	319
5.001% 7/1/35 (f)	23	24
5.25% 7/1/35 (f)	112	120
5.345% 6/1/36 (f)	1,217	1,284
5.375% 10/1/36 (f)	172	182
5.5% 2/1/18 to 3/1/40	122,068	131,315
5.5% 9/1/40 (c)(d)	37,000	39,558
5.731% 5/1/36 (f)	214	223
5.787% 3/1/36 (f)	699	722
5.804% 3/1/36 (f)	805	855
5.937% 9/1/36 (f)	403	431
5.942% 4/1/36 (f)	1,830	1,897
5.958% 4/1/36 (f)	238	247
6% 3/1/17 to 7/1/38	47,418	51,626
6.025% 9/1/36 (f)	105	111
6.029% 9/1/36 (f)	478	510
6.11% 8/1/46 (f)	156	167
6.303% 5/1/36 (f)	453	473
6.499% 12/1/36 (f)	200	213
6.5% 5/1/12 to 5/1/38	18,412	20,268
6.509% 4/1/37 (f)	386	412
6.555% 12/1/36 (f)	285	304
6.736% 5/1/37 (f)	31	32
6.751% 9/1/37 (f)	22	23
6.942% 9/1/37 (f)	135	143
7% 12/1/15 to 5/1/30	3,112	3,465
7.431% 9/1/37 (f)	77	82
7.5% 8/1/22 to 9/1/32	1,640	1,856
8% 12/1/29 to 3/1/37	113	128
8.5% 1/1/16 to 7/1/31	195	224
9% 2/1/13 to 10/1/30	457	534
9.5% 7/1/16 to 8/1/22	55	63
12.5% 8/1/15 to 3/1/16	14	16
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
12.75% 2/1/15	$ 3	$ 4
13.5% 9/1/14	2	3
		801,937
Freddie Mac - 19.1%
1.79% 3/1/37 (f)	1,181	1,216
1.866% 5/1/37 (f)	196	203
1.872% 3/1/35 (f)	326	335
2.535% 6/1/37 (f)	511	538
2.606% 5/1/34 (f)	23	24
2.613% 12/1/33 (f)	829	865
2.664% 6/1/35 (f)	213	224
2.865% 11/1/35 (f)	676	706
2.884% 6/1/33 (f)	1,350	1,425
3.069% 1/1/36 (f)	1,733	1,824
3.151% 4/1/37 (f)	203	212
3.319% 10/1/33 (f)	1,004	1,052
3.573% 1/1/37 (f)	1,356	1,429
4.207% 4/1/34 (f)	41	43
4.409% 2/1/36 (f)	145	151
4.5% 7/1/25 to 5/1/40	7,984	8,457
5% 7/1/33 to 6/1/40	43,961	47,079
5.138% 4/1/35 (f)	78	82
5.416% 10/1/35 (f)	90	96
5.5% 10/1/17 to 10/1/39	32,934	35,376
5.5% 9/1/40 (c)	25,600	27,322
6% 4/1/14 to 6/1/39	16,592	18,027
6.009% 6/1/37 (f)	65	68
6.044% 10/1/36 (f)	76	82
6.056% 3/1/36 (f)	1,004	1,072
6.075% 4/1/37 (f)	135	143
6.105% 6/1/37 (f)	1,429	1,509
6.122% 7/1/36 (f)	238	250
6.258% 8/1/37 (f)	379	400
6.452% 12/1/36 (f)	890	951
6.5% 4/1/11 to 8/1/38	18,563	20,360
6.605% 6/1/37 (f)	166	176
7% 6/1/21 to 9/1/36	4,429	4,926
7.03% 6/1/36 (f)	32	34
7.07% 2/1/37 (f)	56	60
7.22% 4/1/37 (f)	9	9
7.5% 11/1/10 to 7/1/34	6,393	7,234
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8% 11/1/16 to 1/1/37	$ 161	$ 182
8.5% 6/1/16 to 9/1/20	18	20
9% 9/1/16 to 5/1/21	122	136
10% 7/1/11 to 5/1/19	23	27
10.5% 2/1/16	1	1
12.5% 10/1/12 to 12/1/14	10	11
13% 12/1/13 to 6/1/15	22	25
		184,362
Ginnie Mae - 19.9%
4% 3/15/40	123	128
4% 9/1/40 (c)	27,000	28,103
4% 9/1/40 (c)	10,200	10,627
4% 9/1/40 (c)	400	417
4.5% 5/15/39 to 7/15/40	48,862	52,098
4.5% 9/1/40 (c)	7,000	7,424
4.5% 9/1/40 (c)(d)	15,000	15,909
4.5% 9/1/40 (c)(d)	20,000	21,233
4.5% 10/1/40 (c)	15,000	15,855
5% 9/20/33 to 6/15/40	13,546	14,694
5.265% 8/1/60 (j)	4,694	5,316
5.5% 10/15/33 to 9/15/39	7,406	8,051
6% 1/15/36	4,802	5,272
6.5% 2/15/32 to 7/15/36	2,046	2,283
7% 2/15/24 to 4/20/32	2,311	2,586
7.5% 9/15/16 to 4/15/32	846	963
8% 6/15/21 to 12/15/25	348	398
8.5% 8/15/16 to 10/15/28	459	528
9% 11/20/17	1	2
10.5% 12/20/15 to 2/20/18	45	52
		191,939
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,150,666)		1,178,238
Asset-Backed Securities - 8.0%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7 Class A2C, 0.5138% 11/25/35 (f)	6,763	6,610
Ally Master Owner Trust Series 2010-1 Class A, 2.0259% 1/15/15 (b)(f)	7,000	7,134
Bear Stearns Asset Backed Securities I Trust Series 2006-HE1 Class 1A2, 0.4838% 12/25/35 (f)	1,951	1,820
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (f)	$ 81	$ 80
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.3059% 5/16/11 (b)(f)	1,762	1,762
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	5,000	5,218
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (f)	2,144	2,063
Series 2007-4 Class A1A, 0.4488% 9/25/37 (f)	1,826	1,699
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (f)	1,021	957
Countrywide Home Loans, Inc. Series 2005-2 Class M2, 0.9688% 7/25/35 (f)	5,342	5,295
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (b)	715	743
Series 2007-A Class D, 7.05% 12/15/13 (b)	350	370
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class A, 0.5259% 6/15/13 (f)	1,960	1,948
Series 2010-1 Class A, 1.9259% 12/15/14 (b)(f)	1,800	1,839
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (b)(f)	93	22
Series 2004-AR2 Class B1, 2.1638% 8/25/34 (f)	796	62
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3138% 3/25/37 (f)	14	14
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6438% 5/25/36 (f)	2,549	2,350
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (f)	96	94
Morgan Stanley ABS Capital I Trust Series 2005-3 Class A3, 0.6438% 8/25/35 (f)	2,787	2,663
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	2,528	362
Series 2006-4 Class AIO, 6.35% 2/27/12 (g)	4,205	355
Series 2007-1 Class AIO, 7.27% 4/25/12 (g)	6,370	685
Series 2007-2 Class AIO, 6.7% 7/25/12 (g)	4,540	533
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (a)(b)(f)	2,100	777
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (f)	5,171	4,996
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (f)	136	131
OwnIt Mortgage Loan Trust Series 2005-2 Class M2, 0.7138% 3/25/36 (f)	1,426	1,422
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	338	308
Series 2005-EFC3 Class M1, 0.7138% 8/25/35 (f)	6,516	6,105
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (f)	$ 81	$ 79
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	5,000	5,000
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (f)	500	16
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (f)	151	70
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (f)	62	61
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6938% 5/25/35 (f)	1,995	567
Series 2007-BC4 Class A3, 0.5138% 11/25/37 (f)	2,772	2,628
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (f)	3,493	2,896
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (f)	7,500	7,492
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (b)	1,148	0
Series 2006-7 Class N1, 5.926% 9/25/46 (b)	912	0
Series 2006-8 Class N1, 6.048% 10/25/46 (b)	1,160	0
TOTAL ASSET-BACKED SECURITIES (Cost $84,245)		77,226
Collateralized Mortgage Obligations - 16.4%

Private Sponsor - 7.5%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 2.58% 2/25/44 (f)	1,190	1,148
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (b)	793	805
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (f)	627	634
Banc of America Mortgage Securities, Inc.:
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (f)	1,222	1,087
Series 2004-A Class 2A2, 3.5151% 2/25/34 (f)	922	812
BCAP LLC Trust Series 2010-RR2 Class 5A1, 5% 12/26/36 (b)(f)	4,507	4,519
Citigroup Mortgage Loan Trust:
Series 2006-AR7 Class 1A1, 4.3768% 11/25/36 (f)	170	113
Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	7,644	7,720
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 2.4712% 1/28/32 (b)(f)	202	149
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (f)	1,272	1,206
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC floater:
Series 2006-1A Class C2, 0.9947% 10/18/54 (b)(f)	$ 770	$ 743
Series 2007-1A Class A2, 0.6047% 10/18/54 (b)(f)	511	508
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (b)(f)	1,675	1,582
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (b)(f)	4,751	4,653
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (b)(f)	2,520	2,482
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (f)	700	304
Series 2006-2:
Class A4, 0.3063% 12/20/54 (f)	107	100
Class C1, 0.7363% 12/20/54 (f)	155	69
Series 2006-4 Class A4, 0.3163% 12/20/54 (f)	373	347
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (f)	940	418
Class 2C1, 0.6963% 12/20/54 (f)	500	223
Series 2007-2:
Class 2A1, 0.3119% 12/17/54 (f)	267	248
Class 2C1, 0.7019% 12/17/54 (f)	1,355	589
Series 2007-2 Class 3A1, 0.3619% 12/17/54 (f)	5,937	5,537
Granite Mortgages PLC floater Series 2003-3 Class 1B, 1.4213% 1/20/44 (f)	661	543
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (f)	707	608
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (b)(f)	8,000	7,989
Luminent Mortgage Trust floater Series 2006-1 Class A1, 0.5038% 4/25/36 (f)	2,304	1,274
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (f)	792	496
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (f)	3,561	2,377
Morgan Stanley Resecuritization Trust floater Series 2010-F Class A, 0.5219% 6/17/13 (b)(f)	5,000	4,978
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	506	512
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (f)	695	673
Series 2003-20 Class 1A1, 5.5% 7/25/33	697	713
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (f)	$ 3,358	$ 3,298
Series 2006-5 Class A1, 0.3838% 10/25/46 (f)	5,483	5,375
WaMu Mortgage pass-thru certificates Series 2005-AR16 Class 1A3, 5.0465% 12/25/35 (f)	2,065	1,564
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9891% 11/25/34 (f)	3,773	3,603
Series 2005-AR2 Class 1A2, 2.8803% 3/25/35 (f)	491	279
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (f)	201	181
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (f)	1,971	1,775
TOTAL PRIVATE SPONSOR		72,234
U.S. Government Agency - 8.9%
Fannie Mae:
planned amortization class Series 1994-23:
Class PX, 6% 8/25/23	2,558	2,749
Class PZ, 6% 2/25/24	2,940	3,538
Series 1993-165 Class SH, 19.0043% 9/25/23 (f)(i)	115	153
Series 2003-26 Class KI, 5% 12/25/15 (g)	186	1
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(g)	1,064	76
Series 2009-16 Class SA, 5.9863% 3/25/24 (f)(g)(i)	3,157	306
Series 2010-23:
Class AI, 5% 12/25/18 (g)	2,309	242
Class HI, 4.5% 10/25/18 (g)	1,568	162
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	4,445	448
Series 2010-37 Class GI, 5% 4/25/25 (g)	3,662	374
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (h)	2,522	2,336
Series 339 Class 29, 5.5% 7/1/18 (g)	1,173	133
Series 348 Class 14, 6.5% 8/1/34 (g)	605	117
Series 351:
Class 12, 5.5% 4/1/34 (g)	478	98
Class 13, 6% 3/1/34 (g)	574	94
Series 359, Class 19 6% 7/1/35 (g)	561	97
Series 384 Class 6, 5% 7/25/37 (g)	2,896	404
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2007-36 Class FG, 0.6638% 4/25/37 (f)	2,081	2,078
Series 2007-57 Class FA, 0.4938% 6/25/37 (f)	7,492	7,457
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 3,596	$ 3,969
Series 1999-32 Class PL, 6% 7/25/29	2,589	2,870
Series 1999-33 Class PK, 6% 7/25/29	1,730	1,909
Series 2001-52 Class YZ, 6.5% 10/25/31	157	176
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,289
Series 2005-73 Class SA, 16.8643% 8/25/35 (f)(i)	660	776
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,283
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	3,009	3,305
Series 2001-31 Class ZC, 6.5% 7/25/31	1,026	1,139
Series 2002-16 Class ZD, 6.5% 4/25/32	459	509
Series 2002-79 Class Z, 5.5% 11/25/22	1,775	1,922
Series 2003-80 Class CG, 6% 4/25/30	376	391
Series 2003-21 Class SK, 7.8363% 3/25/33 (f)(g)(i)	512	103
Series 2003-3 Class HS, 7.3863% 9/25/16 (f)(g)(i)	11	0*
Series 2003-35:
Class BS, 6.7363% 4/25/17 (f)(g)(i)	229	9
Class TQ, 7.2363% 5/25/18 (f)(g)(i)	474	62
Series 2003-42 Class SJ, 6.7863% 11/25/22 (f)(g)(i)	530	40
Series 2003-48 Class HI, 5% 11/25/17 (g)	1,552	78
Series 2005-104 Class NI, 6.4363% 3/25/35 (f)(g)(i)	4,958	877
Series 2006-4 Class IT, 6% 10/25/35 (g)	178	10
Series 2007-36:
Class GO, 4/25/37 (h)	333	313
Class SG, 6.3363% 4/25/37 (f)(g)(i)	4,322	611
Series 2007-57 Class SA, 39.0375% 6/25/37 (f)(i)	2,243	3,883
Series 2007-66:
Class FB, 0.6638% 7/25/37 (f)	3,358	3,371
Class SB, 38.0175% 7/25/37 (f)(i)	619	1,139
Series 2009-114 Class AI, 5% 12/25/23 (g)	2,562	256
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	1,583	186
Series 2010-12 Class AI, 5% 12/25/18 (g)	4,678	522
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	66	65
Class GY, 0% 5/15/37 (f)	101	97
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	$ 3,189	$ 3,504
Series 2104 Class PG, 6% 12/15/28	1,009	1,112
Series 2162 Class PH, 6% 6/15/29	333	367
Series 70 Class C, 9% 9/15/20	72	88
sequential payer Series 2114 Class ZM, 6% 1/15/29	461	509
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,101	1,232
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	70	69
Series 3129 Class MF, 0% 7/15/34 (f)	85	85
Series 3222 Class HF, 0% 9/15/36 (f)	194	180
Series 3300 Class FA, 0.5759% 8/15/35 (f)	2,766	2,759
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	1,316	1,447
Series 2154 Class PT, 6% 5/15/29	1,932	2,125
Series 2435 Class VG, 6% 2/15/13	234	234
Series 2520 Class BE, 6% 11/15/32	1,970	2,152
Series 2585 Class KS, 7.3241% 3/15/23 (f)(g)(i)	277	39
Series 2590 Class YR, 5.5% 9/15/32 (g)	107	7
Series 2802 Class OB, 6% 5/15/34 (e)	3,375	3,878
Series 2810 Class PD, 6% 6/15/33	2,444	2,591
Series 3077 Class TO, 4/15/35 (h)	3,295	2,963
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,442	1,596
Series 2274 Class ZM, 6.5% 1/15/31	529	581
Series 2281 Class ZB, 6% 3/15/30	608	670
Series 2502 Class ZC, 6% 9/15/32	1,703	1,867
Series 2564 Class ES, 7.3241% 2/15/22 (f)(g)(i)	218	7
Series 2575 Class ID, 5.5% 8/15/22 (g)	62	4
Series 2817 Class SD, 6.7741% 7/15/30 (f)(g)(i)	709	50
Series 3097 Class IA, 5.5% 3/15/33 (g)	2,298	173
Series 1658 Class GZ, 7% 1/15/24	1,572	1,749
Series 2587 Class IM, 6.5% 3/15/33 (g)	888	159
Series 2844:
Class SC, 45.0064% 8/15/24 (f)(i)	64	125
Class SD, 82.8628% 8/15/24 (f)(i)	93	268
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-42 Class ZA, 6% 6/20/32	$ 1,322	$ 1,459
Series 2004-32 Class GS, 6.2241% 5/16/34 (f)(g)(i)	955	168
TOTAL U.S. GOVERNMENT AGENCY		86,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,405)		158,474
Commercial Mortgage Securities - 2.8%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1828% 2/14/43 (f)	4,300	4,598
Class PS1, 1.387% 2/14/43 (f)(g)	10,688	315
Banc of America Commercial Mortgage, Inc. sequential payer Series 2004-4 Class A5, 4.576% 7/10/42	710	727
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (b)(f)	223	45
Class B2, 1.6138% 10/25/36 (b)(f)	145	25
Class B3, 2.8638% 10/25/36 (b)(f)	261	42
Class M4, 0.6938% 10/25/36 (b)(f)	223	71
Class M5, 0.7438% 10/25/36 (b)(f)	284	80
Class M6, 0.8238% 10/25/36 (b)(f)	551	132
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (b)(f)	87	21
Class B2, 1.5138% 12/25/36 (b)(f)	83	16
Class B3, 2.7138% 12/25/36 (b)(f)	154	17
Series 2007-1:
Class B1, 0.9338% 3/25/37 (b)(f)	130	29
Class B2, 1.4138% 3/25/37 (b)(f)	95	18
Class B3, 3.6138% 3/25/37 (b)(f)	271	41
Class M1, 0.5338% 3/25/37 (b)(f)	109	49
Class M2, 0.5538% 3/25/37 (b)(f)	85	33
Class M3, 0.5838% 3/25/37 (b)(f)	74	26
Class M4, 0.6338% 3/25/37 (b)(f)	56	18
Class M5, 0.6838% 3/25/37 (b)(f)	92	27
Class M6, 0.7638% 3/25/37 (b)(f)	130	32
Series 2007-2A:
Class B1, 1.8638% 7/25/37 (b)(f)	105	16
Class B2, 2.5138% 7/25/37 (b)(f)	88	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B3, 3.6138% 7/25/37 (b)(f)	$ 101	$ 13
Class M4, 0.9138% 7/25/37 (b)(f)	129	26
Class M5, 1.0138% 7/25/37 (b)(f)	117	20
Class M6, 1.2638% 7/25/37 (b)(f)	145	22
Series 2007-3:
Class B1, 1.2138% 7/25/37 (b)(f)	88	20
Class B2, 1.8638% 7/25/37 (b)(f)	230	50
Class B3, 4.2638% 7/25/37 (b)(f)	118	24
Class M1, 0.5738% 7/25/37 (b)(f)	78	35
Class M2, 0.6038% 7/25/37 (b)(f)	81	30
Class M3, 0.6338% 7/25/37 (b)(f)	132	43
Class M4, 0.7638% 7/25/37 (b)(f)	210	63
Class M5, 0.8638% 7/25/37 (b)(f)	105	30
Class M6, 1.0638% 7/25/37 (b)(f)	81	19
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (b)(f)	128	13
Class B2, 3.7138% 9/25/37 (b)(f)	474	43
Bear Stearns Commercial Mortgage Securities Trust Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (b)(f)(g)	58,114	98
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (b)(f)(g)	20,678	577
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	120	120
Class F, 7.734% 1/15/32	600	598
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,206
COMM pass-thru certificates sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,000	5,150
Credit Suisse Mortgage Capital Certificates Series 2010-16 Class A1, 3% 6/25/50	770	770
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A2, 5.8883% 7/10/38 (f)	858	877
GS Mortgage Securities Corp. II Series 2001-LIBA Class E, 6.733% 2/14/16 (b)	1,525	1,565
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	240	252
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (b)(f)(g)	$ 53,681	$ 302
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (f)(g)	13,352	156
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (b)	500	510
Series 2001-WM, 6.754% 7/14/16 (b)	500	510
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (f)	175	174
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (f)	2,925	2,925
Wachovia Bank Commercial Mortgage Trust Series 2007-C31A Class A2, 5.421% 4/15/47	660	683
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,606)		27,315
Cash Equivalents - 10.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $102,023)	$ 102,024	102,023
TOTAL INVESTMENT PORTFOLIO - 159.8% (Cost $1,522,945)		1,543,276
NET OTHER ASSETS (LIABILITIES) - (59.8)%		(577,282)
NET ASSETS - 100%		$ 965,994
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
23 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2011	$ 5,040	$ (1)

The face value of futures sold as a percentage of net assets is 0.5%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 8,500	$ (1)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 1.4175% with Credit Suisse First Boston	Oct. 2011	10,000	(151)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.625% with Credit Suisse First Boston	August 2020	8,100	(111)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	5,400	(726)
		$ 32,000	$ (989)
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,539,000 or 5.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $57,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$102,023,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 7,943
Bank of America NA	11,922
Barclays Capital, Inc.	23,845
Goldman, Sachs & Co.	3,974
Merrill Lynch Government Securities, Inc.	7,153
Mizuho Securities USA, Inc.	31,793
Morgan Stanley & Co., Inc.	15,393
$ 102,023
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,178,238	$ -	$ 1,178,238	$ -
Asset-Backed Securities	77,226	-	69,096	8,130
Collateralized Mortgage Obligations	158,474	-	154,787	3,687
Commercial Mortgage Securities	27,315	-	26,113	1,202
Cash Equivalents	102,023	-	102,023	-
Total Investments in Securities:	$ 1,543,276	$ -	$ 1,530,257	$ 13,019
Derivative Instruments:
Liabilities
Futures Contracts	$ (1)	$ (1)	$ -	$ -
Swap Agreements	(989)	-	(989)	-
Total Liabilities	$ (990)	$ (1)	$ (989)	$ -
Other Financial Instruments: Forward Commitments	$ (288)	$ -	$ (288)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,215
Total Realized Gain (Loss)	990
Total Unrealized Gain (Loss)	4,076
Cost of Purchases	6,647
Proceeds of Sales	(11,557)
Amortization/Accretion	(378)
Transfers in to Level 3	3,934
Transfers out of Level 3	(908)
Ending Balance	$ 13,019
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 541

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (1)
Swap Agreements (b)	$ -	$ (989)
Total Value of Derivatives	$ -	$ (990)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $102,737,000 of which $3,420,000, $14,492,000 and $84,825,000 will expire on August 31, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $102,023) - See accompanying schedule: Unaffiliated issuers (cost $1,522,945)		$ 1,543,276
Commitment to sell securities on a delayed delivery basis	$ (316,466)
Receivable for securities sold on a delayed delivery basis	316,178	(288)
Receivable for investments sold, regular delivery		53,451
Receivable for fund shares sold		577
Interest receivable		4,382
Other receivables		113
Total assets		1,601,511

Liabilities
Payable to custodian bank	$ 4,583
Payable for investments purchased Regular delivery	17,807
Delayed delivery	609,639
Payable for fund shares redeemed	1,676
Distributions payable	292
Unrealized depreciation on swap agreements	989
Accrued management fee	256
Distribution and service plan fees payable	42
Other affiliated payables	119
Other payables and accrued expenses	114
Total liabilities		635,517

Net Assets		$ 965,994
Net Assets consist of:
Paid in capital		$ 1,058,299
Distributions in excess of net investment income		(8,355)
Accumulated undistributed net realized gain (loss) on investments		(103,003)
Net unrealized appreciation (depreciation) on investments		19,053
Net Assets		$ 965,994

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($61,185 ÷ 5,607 shares)	$ 10.91

Maximum offering price per share (100/96.00 of $10.91)	$ 11.36
Class T: Net Asset Value and redemption price per share ($41,201 ÷ 3,769 shares)	$ 10.93

Maximum offering price per share (100/96.00 of $10.93)	$ 11.39
Class B: Net Asset Value and offering price per share ($7,200 ÷ 660 shares)A	$ 10.91

Class C: Net Asset Value and offering price per share ($18,002 ÷ 1,652 shares)A	$ 10.90

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($828,799 ÷ 75,778 shares)	$ 10.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,607 ÷ 881 shares)	$ 10.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 40,056

Expenses
Management fee	$ 3,022
Transfer agent fees	1,105
Distribution and service plan fees	524
Fund wide operations fee	318
Independent trustees' compensation	4
Miscellaneous	3
Total expenses		4,976
Net investment income		35,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,319
Futures contracts	(206)
Swap agreements	246
Total net realized gain (loss)		35,359
Change in net unrealized appreciation (depreciation) on: Investment securities	19,625
Futures contracts	16
Swap agreements	(1,230)
Delayed delivery commitments	206
Total change in net unrealized appreciation (depreciation)		18,617
Net gain (loss)		53,976
Net increase (decrease) in net assets resulting from operations		$ 89,056

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,080	$ 51,303
Net realized gain (loss)	35,359	5,141
Change in net unrealized appreciation (depreciation)	18,617	21,339
Net increase (decrease) in net assets resulting from operations	89,056	77,783
Distributions to shareholders from net investment income	(41,600)	(50,530)
Share transactions - net increase (decrease)	(53,944)	(238,081)
Total increase (decrease) in net assets	(6,488)	(210,828)

Net Assets
Beginning of period	972,482	1,183,310
End of period (including distributions in excess of net investment income of $8,355 and distributions in excess of net investment income of $3,933, respectively)	$ 965,994	$ 972,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.33
Income from Investment Operations
Net investment income E	.357	.464	.467	.521	.404	.408
Net realized and unrealized gain (loss)	.602	.283	(.461)	(.401)	(.021)	(.267)
Total from investment operations	.959	.747	.006	.120	.383	.141
Distributions from net investment income	(.429)	(.457)	(.486)	(.520)	(.403)	(.421)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.429)	(.457)	(.486)	(.520)	(.403)	(.481)
Net asset value, end of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	9.44%	7.63%	.06%	1.04%	3.56%	1.26%
Ratios to Average Net Assets F, H
Expenses before reductions	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of fee waivers, if any	.83%	.84%	.85%	.79%	.74% A	.82%
Expenses net of all reductions	.83%	.84%	.85%	.78%	.74% A	.82%
Net investment income	3.36%	4.59%	4.52%	4.77%	4.44% A	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 61	$ 47	$ 39	$ 54	$ 54	$ 50
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00	$ 11.34
Income from Investment Operations
Net investment income E	.360	.466	.470	.519	.399	.400
Net realized and unrealized gain (loss)	.602	.282	(.462)	(.403)	(.012)	(.268)
Total from investment operations	.962	.748	.008	.116	.387	.132
Distributions from net investment income	(.432)	(.458)	(.488)	(.516)	(.397)	(.412)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.432)	(.458)	(.488)	(.516)	(.397)	(.472)
Net asset value, end of period	$ 10.93	$ 10.40	$ 10.11	$ 10.59	$ 10.99	$ 11.00
Total Return B, C, D	9.44%	7.62%	.07%	1.01%	3.59%	1.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of fee waivers, if any	.81%	.83%	.83%	.82%	.81% A	.89%
Expenses net of all reductions	.81%	.83%	.83%	.82%	.81% A	.89%
Net investment income	3.39%	4.60%	4.53%	4.73%	4.37% A	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 41	$ 68	$ 89	$ 126
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99	$ 11.32
Income from Investment Operations
Net investment income E	.286	.398	.400	.443	.336	.323
Net realized and unrealized gain (loss)	.602	.283	(.461)	(.401)	(.022)	(.257)
Total from investment operations	.888	.681	(.061)	.042	.314	.066
Distributions from net investment income	(.358)	(.391)	(.419)	(.442)	(.334)	(.336)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.358)	(.391)	(.419)	(.442)	(.334)	(.396)
Net asset value, end of period	$ 10.91	$ 10.38	$ 10.09	$ 10.57	$ 10.97	$ 10.99
Total Return B, C, D	8.71%	6.93%	(.58)%	.32%	2.91%	.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50% A	1.58%
Net investment income	2.69%	3.93%	3.86%	4.05%	3.68% A	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 19	$ 32	$ 50	$ 74	$ 101
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006 J	2005 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98	$ 11.31
Income from Investment Operations
Net investment income E	.282	.390	.389	.434	.328	.316
Net realized and unrealized gain (loss)	.603	.284	(.459)	(.401)	(.021)	(.257)
Total from investment operations	.885	.674	(.070)	.033	.307	.059
Distributions from net investment income	(.355)	(.384)	(.410)	(.433)	(.327)	(.329)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.355)	(.384)	(.410)	(.433)	(.327)	(.389)
Net asset value, end of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.96	$ 10.98
Total Return B, C, D	8.69%	6.86%	(.68)%	.25%	2.85%	.52%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of fee waivers, if any	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Expenses net of all reductions	1.53%	1.57%	1.60%	1.58%	1.57% A	1.64%
Net investment income	2.66%	3.86%	3.77%	3.97%	3.61% A	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 18	$ 15	$ 23	$ 31	$ 41
Portfolio turnover rate G	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01	$ 11.34
Income from Investment Operations
Net investment income D	.399	.505	.509	.559	.432	.438
Net realized and unrealized gain (loss)	.601	.292	(.462)	(.403)	(.023)	(.257)
Total from investment operations	1.000	.797	.047	.156	.409	.181
Distributions from net investment income	(.470)	(.497)	(.527)	(.556)	(.429)	(.451)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.470)	(.497)	(.527)	(.556)	(.429)	(.511)
Net asset value, end of period	$ 10.94	$ 10.41	$ 10.11	$ 10.59	$ 10.99	$ 11.01
Total Return B, C	9.83%	8.14%	.46%	1.38%	3.80%	1.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.55%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A	.55%
Net investment income	3.74%	4.99%	4.91%	5.10%	4.73% A	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 829	$ 838	$ 1,049	$ 1,446	$ 1,612	$ 1,807
Portfolio turnover rate F	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006 I	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98	$ 11.32
Income from Investment Operations
Net investment income D	.391	.496	.499	.548	.424	.432
Net realized and unrealized gain (loss)	.603	.284	(.461)	(.411)	(.011)	(.266)
Total from investment operations	.994	.780	.038	.137	.413	.166
Distributions from net investment income	(.464)	(.490)	(.518)	(.547)	(.423)	(.446)
Distributions from net realized gain	-	-	-	-	-	(.060)
Total distributions	(.464)	(.490)	(.518)	(.547)	(.423)	(.506)
Net asset value, end of period	$ 10.90	$ 10.37	$ 10.08	$ 10.56	$ 10.97	$ 10.98
Total Return B, C	9.80%	7.98%	.37%	1.20%	3.85%	1.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of fee waivers, if any	.50%	.52%	.54%	.53%	.52% A	.60%
Expenses net of all reductions	.50%	.52%	.54%	.53%	.52% A	.60%
Net investment income	3.69%	4.92%	4.83%	5.02%	4.66% A	3.87%
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 7	$ 10	$ 14	$ 16
Portfolio turnover rate F	527%	476%	397%	409%	232% A	183%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,876
Gross unrealized depreciation	(21,974)
Net unrealized appreciation (depreciation)	$ 11,902

Tax Cost	$ 1,531,374

The tax-based components of distributable earnings as of period end were as follows:

Undistributed Ordinary Income	$ 4
Capital loss carryforward	$ (102,737)
Net unrealized appreciation (depreciation)	$ 10,427

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 41,600	$ 50,530

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (206)	$ 16
Swap Agreements	246	(1,230)
Total Interest Rate Risk (a) (b)	$ 40	$ (1,214)

(a) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $(206) for futures contracts and $246 for swap agreements.

(b) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $16 for futures contracts and $(1,230) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond markets, and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $220,649 and $148,569, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 139	$ 4
Class T	-%	.25%	97	-
Class B	.65%	.25%	106	80
Class C	.75%	.25%	182	30
			$ 524	$ 114

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	2
Class B*	10
Class C*	3
$ 21

* When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective class of the Fund, with the exception of Fidelity Mortgage Securities. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 127.23
Class T	80.21
Class B	30.25
Class C	33.18
Fidelity Mortgage Securities Fund	822.10
Institutional Class	13.15
	$ 1,105

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 2,250	$ 1,983
Class T	1,580	1,853
Class B	427	978
Class C	612	620
Fidelity Mortgage Securities Fund	36,331	44,678
Institutional Class	400	418
Total	$ 41,600	$ 50,530

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	2,781	2,474	$ 29,523	$ 24,968
Reinvestment of distributions	177	165	1,879	1,668
Shares redeemed	(1,894)	(1,982)	(20,089)	(20,013)
Net increase (decrease)	1,064	657	$ 11,313	$ 6,623
Class T
Shares sold	918	1,301	$ 9,808	$ 13,201
Reinvestment of distributions	136	171	1,445	1,730
Shares redeemed	(1,143)	(1,650)	(12,127)	(16,700)
Net increase (decrease)	(89)	(178)	$ (874)	$ (1,769)
Class B
Shares sold	231	206	$ 2,472	$ 2,067
Reinvestment of distributions	33	81	347	816
Shares redeemed	(1,420)	(1,630)	(15,023)	(16,469)
Net increase (decrease)	(1,156)	(1,343)	$ (12,204)	$ (13,586)
Class C
Shares sold	365	763	$ 3,873	$ 7,725
Reinvestment of distributions	44	46	466	464
Shares redeemed	(470)	(595)	(4,981)	(6,012)
Net increase (decrease)	(61)	214	$ (642)	$ 2,177

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Fidelity Mortgage Securities Fund
Shares sold	11,591	12,549	$ 123,757	$ 127,161
Reinvestment of distributions	3,091	4,064	32,856	41,091
Shares redeemed	(19,469)	(39,799)	(207,063)	(402,497)
Net increase (decrease)	(4,787)	(23,186)	$ (50,450)	$ (234,245)
Institutional Class
Shares sold	419	768	$ 4,511	$ 7,757
Reinvestment of distributions	25	28	266	287
Shares redeemed	(554)	(529)	(5,864)	(5,325)
Net increase (decrease)	(110)	267	$ (1,087)	$ 2,719

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The fund designates $21,767,763 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MOR-UANN-1010
1.784764.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Short Fixed-Income
Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	3.63%	2.53%	3.55%
Class T (incl. 1.50% sales charge)	3.62%	2.56%	3.56%
Class B (incl. contingent deferred sales charge)A	1.35%	2.20%	3.20%
Class C (incl. contingent deferred sales charge) B	3.33%	2.01%	2.86%

A Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 9, 2002. Returns prior to October 9, 2002 are those of Class C, which has a 1.00% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to October 9, 2002 would have been higher. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Short Fixed-Income Fund - Class A on August 31, 2000, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 5.21%, 5.20%, 4.35% and 4.33%, respectively (excluding sales charges), while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index rose 3.40%. Most of the fund's outperformance versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, ABS, collateralized mortgage obligations, and residential and commercial MBS. Each sector was driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection within the category and favorable yield-curve positioning overall. During the period, we reduced the fund's weighting in government agency securities and, to a lesser extent, other non-Treasury sectors - including eliminating exposure to eurodollar futures - based on valuations, and redeployed most of the proceeds into Treasuries.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Short Fixed-Income Fund: For the year, the fund's Institutional Class shares gained 5.38%, while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index rose 3.40%. Most of the fund's outperformance versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, ABS, collateralized mortgage obligations, and residential and commercial MBS. Each sector was driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection within the category and favorable yield-curve positioning overall. During the period, we reduced the fund's weighting in government agency securities and, to a lesser extent, other non-Treasury sectors - including eliminating exposure to eurodollar futures - based on valuations, and redeployed most of the proceeds into Treasuries.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.70%
Actual		$ 1,000.00	$ 1,021.70	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.69%
Actual		$ 1,000.00	$ 1,021.70	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class B	1.50%
Actual		$ 1,000.00	$ 1,016.50	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.52%
Actual		$ 1,000.00	$ 1,016.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,022.60	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 55.6%	U.S. Government and U.S. Government Agency Obligations† 50.9%
AAA 14.3%	AAA 13.5%
AA 9.4%	AA 9.1%
A 8.3%	A 9.7%
BBB 10.3%	BBB 11.1%
BB and Below 1.2%	BB and Below 1.1%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	2.5	2.4

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 26.6%		Corporate Bonds 27.3%
	U.S. Government and U.S. Government Agency Obligations† 55.6%		U.S. Government and U.S. Government Agency Obligations† 50.9%
	Asset-Backed Securities 10.8%		Asset-Backed Securities 12.2%
	CMOs and Other Mortgage Related Securities 5.7%		CMOs and Other Mortgage Related Securities 5.0%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Other Investments 0.5%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	9.2%	** Foreign investments	9.7%
* Futures and Swaps	0.0%	** Futures and Swaps	5.6%
† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,076,000	$ 3,219,160
6.5% 11/15/13	1,149,000	1,312,487
		4,531,647
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,028,959
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,247,138
5.125% 1/15/11	1,733,000	1,758,782
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,291,348
		4,297,268
Media - 1.3%
Comcast Cable Communications, Inc. 6.75% 1/30/11	3,945,000	4,040,769
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,818,268
NBC Universal, Inc. 3.65% 4/30/15 (d)	1,310,000	1,374,059
News America, Inc. 5.3% 12/15/14	2,007,000	2,264,422
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,727,431
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,976,700
		16,201,649
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,363,455
7.75% 4/1/11	1,510,000	1,567,205
		2,930,660
TOTAL CONSUMER DISCRETIONARY		28,990,183
CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	2,054,000	2,087,764
7.2% 1/15/14 (d)	2,150,000	2,506,423
Diageo Capital PLC 5.2% 1/30/13	510,000	556,619
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,996,464
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,409,805
		8,557,075
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 1,607,000	$ 1,652,616
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	542,775
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,657,238
5.625% 11/1/11	1,200,000	1,264,259
		4,464,272
Tobacco - 0.1%
Altria Group, Inc. 8.5% 11/10/13	1,000,000	1,190,706
TOTAL CONSUMER STAPLES		15,864,669
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,309,132
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,350,684	1,361,138
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,985,258
Gazstream SA 5.625% 7/22/13 (d)	1,023,242	1,056,497
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,470,626
Plains All American Pipeline LP 7.75% 10/15/12	411,000	458,657
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,878,070
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	741,251
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,093,446
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,643,385
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,964,340
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,250,000	2,256,829
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,746,649
		21,965,278
FINANCIALS - 14.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	1,850,000	2,048,228
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,399,167
3.7% 8/1/15	1,200,000	1,214,812
4.75% 7/15/13	930,000	988,033
5.25% 10/15/13	867,000	938,391
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	965,000	976,302
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co. 0.9575% 2/26/13 (h)	$ 2,500,000	$ 2,504,293
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	1,019,257
Morgan Stanley:
2.8763% 5/14/13 (h)	650,000	656,620
4.2% 11/20/14	2,428,000	2,500,354
5.25% 11/2/12	1,250,000	1,329,895
6% 5/13/14	2,530,000	2,757,758
Northern Trust Corp. 4.625% 5/1/14	283,000	313,042
Royal Bank of Scotland PLC 3.4% 8/23/13	1,200,000	1,215,348
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,246,836
UBS AG Stamford Branch:
1.4391% 2/23/12 (h)	2,500,000	2,515,075
2.25% 8/12/13	2,710,000	2,722,569
		29,345,980
Commercial Banks - 5.3%
Bank of Montreal 2.125% 6/28/13	2,670,000	2,744,477
Bank of Nova Scotia 2.25% 1/22/13	4,250,000	4,357,976
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	3,170,000	3,243,370
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,136,136
Commonwealth Bank of Australia 3.75% 10/15/14 (d)	2,990,000	3,167,038
Credit Agricole SA 0.7178% 6/7/11 (d)(h)	1,800,000	1,789,780
Credit Suisse New York Branch 5% 5/15/13	7,200,000	7,790,436
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (d)(h)	147,614	142,817
HSBC Holdings PLC 0.7336% 10/6/16 (h)	145,000	138,656
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,558,141
National Australia Bank Ltd. 2.35% 11/16/12 (d)	3,193,000	3,249,398
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,747,753
3.625% 2/8/15	1,445,000	1,518,688
Rabobank Nederland NV 2.65% 8/17/12 (d)	7,720,000	7,938,553
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,312,376
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,109,750
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	2,570,000	2,530,733
Sovereign Bank 2.1756% 8/1/13 (h)	258,583	243,760
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,392,283
US Bancorp 4.2% 5/15/14	1,770,000	1,934,369
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,255,806
4.375% 1/31/13	2,120,000	2,260,969
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
5.25% 10/23/12	$ 646,000	$ 694,732
Westpac Banking Corp.:
1.0811% 4/8/13 (d)(h)	1,300,000	1,299,997
2.1% 8/2/13	581,000	587,791
2.25% 11/19/12	1,889,000	1,921,708
		65,067,493
Consumer Finance - 2.0%
American Honda Finance Corp. 2.375% 3/18/13 (d)	550,000	561,849
Capital One Financial Corp.:
5.7% 9/15/11	707,000	736,050
7.375% 5/23/14	2,500,000	2,912,893
Caterpillar Financial Services Corp.:
2% 4/5/13	979,000	1,002,456
2.75% 6/24/15	701,000	731,924
General Electric Capital Corp.:
3.5% 8/13/12	13,197,000	13,715,405
5.9% 5/13/14	1,650,000	1,865,733
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,277,028
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,188,509
		24,991,847
Diversified Financial Services - 2.7%
Bank of America Corp. 5.375% 8/15/11	1,650,000	1,722,937
BB&T Corp. 3.375% 9/25/13	1,200,000	1,256,564
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,030,000	2,064,112
BP Capital Markets PLC 3.125% 3/10/12	1,831,000	1,834,420
Citigroup, Inc.:
2.3844% 8/13/13 (h)	1,043,000	1,050,648
5.125% 5/5/14	192,000	202,361
6% 12/13/13	2,954,000	3,187,443
6.375% 8/12/14	382,000	417,990
6.5% 8/19/13	2,803,000	3,065,563
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,334,682
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,707,120	1,587,621
JPMorgan Chase & Co. 4.891% 9/1/15 (h)	2,440,000	2,426,663
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	835,135
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,227,032
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund: - continued
5.25% 10/16/12 (d)	$ 2,280,000	$ 2,466,372
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	270,000	260,550
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,278,836
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,906,597
Volkswagen International Finance NV 1.625% 8/12/13 (d)	1,089,000	1,091,430
		33,216,956
Insurance - 0.9%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,643,939
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,151,436
2.875% 9/17/12 (d)	2,254,000	2,313,548
5.125% 4/10/13 (d)	1,300,000	1,416,074
5.125% 6/10/14 (d)	1,039,000	1,151,162
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,919,693
		11,595,852
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,925,000	2,953,762
Duke Realty LP 5.625% 8/15/11	1,010,000	1,032,173
Liberty Property LP 6.375% 8/15/12	1,358,000	1,458,243
Simon Property Group LP:
4.2% 2/1/15	484,000	517,319
5.3% 5/30/13	1,511,000	1,672,449
		7,633,946
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 3.7% 9/1/15	2,210,000	2,205,876
Countrywide Financial Corp. 5.8% 6/7/12	3,693,000	3,928,074
US Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,855,860
		7,989,810
TOTAL FINANCIALS		179,841,884
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,902,201
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	$ 1,450,000	$ 1,529,630
Roche Holdings, Inc. 4.5% 3/1/12 (d)	1,600,000	1,683,326
Wyeth 5.5% 2/1/14	703,000	796,106
		4,009,062
TOTAL HEALTH CARE		5,911,263
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,500,000	1,656,495
6.4% 12/15/11 (d)	1,320,000	1,395,885
		3,052,380
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	20,108	20,259
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,661,450
		1,681,709
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,109,107
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,352,770
5.45% 10/15/12	610,000	666,153
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	980,000	989,318
		3,008,241
TOTAL INDUSTRIALS		10,851,437
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	1,639,000	1,749,141
MATERIALS - 0.7%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,120,709
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	$ 774,000	$ 821,592
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	772,129
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,733,443
		3,327,164
TOTAL MATERIALS		8,447,873
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	871,435
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,535,294
6.7% 11/15/13	470,000	544,357
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,105,148
France Telecom SA:
4.375% 7/8/14	1,491,000	1,648,520
7.75% 3/1/11 (c)	1,446,000	1,496,546
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,101,075
Telecom Italia Capital SA:
0.9456% 2/1/11 (h)	766,000	763,562
6.175% 6/18/14	3,100,000	3,399,255
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,345,223
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,556,121
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,864,459
		24,230,995
Wireless Telecommunication Services - 0.9%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,696,683
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,608,527
5.25% 2/1/12	1,252,000	1,328,897
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,502,917
		11,137,024
TOTAL TELECOMMUNICATION SERVICES		35,368,019
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.5%
Electric Utilities - 1.0%
Commonwealth Edison Co. 5.4% 12/15/11	$ 992,000	$ 1,045,785
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,033,820
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,147,763
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	362,595
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,820,097
Progress Energy, Inc.:
6.05% 3/15/14	815,000	925,979
7.1% 3/1/11	2,181,000	2,248,323
Southern Co.:
0.9178% 10/21/11 (h)	1,173,000	1,177,616
4.15% 5/15/14	412,000	446,713
		12,208,691
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,314,419
Multi-Utilities - 0.3%
Dominion Resources, Inc. 6.3% 9/30/66 (h)	1,336,000	1,255,840
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,670,584
KeySpan Corp. 7.625% 11/15/10	790,000	801,056
NiSource Finance Corp. 7.875% 11/15/10	780,000	789,965
		4,517,445
TOTAL UTILITIES		19,040,555
TOTAL NONCONVERTIBLE BONDS (Cost $316,301,302)		328,030,302
U.S. Government and Government Agency Obligations - 46.2%

U.S. Government Agency Obligations - 10.1%
Fannie Mae:
0.625% 9/24/12	18,440,000	18,415,954
1% 9/23/13	21,518,000	21,549,330
2.5% 5/15/14	18,754,000	19,642,208
2.75% 3/13/14	1,060,000	1,121,174
4.625% 10/15/13	10,789,000	12,001,533
4.75% 11/19/12	3,826,000	4,163,388
Federal Home Loan Bank:
1.125% 5/18/12	5,060,000	5,107,088
1.625% 11/21/12	4,340,000	4,425,576
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.75% 8/22/12	$ 2,400,000	$ 2,451,122
Freddie Mac:
0.875% 10/28/13	11,787,000	11,746,983
1.125% 7/27/12	13,977,000	14,110,480
1.75% 6/15/12	5,501,000	5,613,083
2.125% 3/23/12	595,000	609,552
2.125% 9/21/12	2,490,000	2,562,982
2.5% 4/23/14	1,200,000	1,259,011
4.125% 12/21/12	480,000	516,540
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		125,296,004
U.S. Treasury Obligations - 32.7%
U.S. Treasury Notes:
0.75% 5/31/12	42,050,000	42,268,660
0.75% 8/15/13	85,190,000	85,296,488
0.875% 1/31/12	92,589,000	93,229,157
1% 4/30/12	56,909,000	57,433,701
1.375% 2/15/13	26,139,000	26,631,145
1.75% 4/15/13	55,377,000	56,986,256
1.75% 7/31/15	2,553,000	2,606,664
1.875% 4/30/14	23,920,000	24,740,384
2.375% 9/30/14	3,667,000	3,858,373
2.375% 10/31/14	9,988,000	10,506,128
TOTAL U.S. TREASURY OBLIGATIONS		403,556,956
Other Government Related - 3.4%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,240,891
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,060,872
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	1,001,916
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,492,340
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,917,437
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,971,520
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,587,333
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,800,599
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,564,437
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp.: - continued
3% 12/9/11 (FDIC Guaranteed) (e)	$ 5,407,000	$ 5,571,259
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	512,448
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	479,971
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	579,325
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,841,784
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,763,375
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,950,797
TOTAL OTHER GOVERNMENT RELATED		42,336,304
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $564,443,681)		571,189,264
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 5.1%
1.741% 10/1/33 (h)	682,117	699,231
1.85% 10/1/33 (h)	73,990	76,304
1.946% 4/1/36 (h)	519,257	536,557
1.972% 1/1/35 (h)	2,694,542	2,790,015
1.975% 4/1/36 (h)	160,852	166,502
1.983% 3/1/35 (h)	53,226	55,079
2.02% 7/1/35 (h)	4,753,060	4,935,153
2.387% 5/1/33 (h)	17,394	18,130
2.582% 3/1/35 (h)	33,177	34,626
2.618% 7/1/35 (h)	282,586	295,701
2.621% 5/1/35 (h)	736,635	766,994
2.64% 5/1/35 (h)	1,524,359	1,595,440
2.688% 2/1/39 (h)	2,550,134	2,647,728
2.693% 12/1/34 (h)	443,751	464,576
2.747% 7/1/35 (h)	2,389,457	2,492,278
2.782% 10/1/35 (h)	103,990	107,920
2.798% 10/1/33 (h)	111,351	116,574
2.822% 12/1/33 (h)	434,189	452,631
2.827% 3/1/37 (h)	1,189,033	1,245,646
2.841% 11/1/36 (h)	138,731	145,263
2.844% 11/1/36 (h)	831,988	874,545
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.861% 2/1/35 (h)	$ 825,229	$ 859,081
3.011% 10/1/35 (h)	902,310	943,931
3.03% 7/1/35 (h)	278,038	290,648
3.058% 11/1/34 (h)	401,681	420,164
3.151% 8/1/35 (h)	482,093	505,238
3.2% 9/1/34 (h)	70,658	73,743
3.201% 1/1/40 (h)	1,239,453	1,292,051
3.295% 11/1/36 (h)	418,677	439,012
3.306% 7/1/35 (h)	754,311	788,672
3.33% 4/1/35 (h)	274,315	287,370
3.407% 10/1/37 (h)	923,786	966,299
3.5% 10/1/25 (f)	12,320,000	12,772,942
3.587% 12/1/39 (h)	356,981	373,667
3.603% 3/1/40 (h)	1,493,884	1,572,974
3.693% 10/1/35 (h)	218,145	230,732
3.774% 10/1/39 (h)	1,578,046	1,654,241
4.5% 8/1/18 to 7/1/20	9,520,288	10,176,436
4.65% 2/1/36 (h)	191,150	198,907
5.5% 11/1/16 to 6/1/19	4,668,563	5,049,580
6.5% 6/1/11 to 3/1/35	2,841,922	3,087,201
7% 1/1/16 to 11/1/18	111,194	119,977
7.5% 5/1/12 to 10/1/14	31,846	34,361
11.5% 11/1/15	354	355
TOTAL FANNIE MAE		62,654,475
Freddie Mac - 1.5%
1.948% 12/1/35 (h)	621,052	640,208
2.29% 7/1/36 (h)	467,275	485,860
2.52% 4/1/35 (h)	919,828	961,381
2.624% 1/1/35 (h)	154,551	161,449
2.626% 4/1/35 (h)	2,967,135	3,098,200
2.661% 4/1/35 (h)	390,121	410,005
2.664% 6/1/35 (h)	133,108	139,830
2.869% 6/1/35 (h)	251,782	265,087
3.019% 11/1/35 (h)	457,350	480,177
3.12% 1/1/35 (h)	93,057	97,522
3.332% 6/1/37 (h)	462,945	487,750
3.338% 1/1/36 (h)	371,277	388,822
3.518% 12/1/39 (h)	1,121,355	1,174,108
3.542% 4/1/40 (h)	969,472	1,015,343
3.586% 4/1/40 (h)	852,340	894,334
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.587% 8/1/34 (h)	$ 184,917	$ 194,216
3.738% 8/1/36 (h)	291,183	306,496
4.5% 8/1/18 to 11/1/18	5,489,824	5,865,320
4.722% 11/1/35 (h)	689,447	722,018
4.914% 9/1/35 (h)	493,966	515,088
8.5% 5/1/26 to 7/1/28	100,506	116,208
12% 11/1/19	4,939	5,510
TOTAL FREDDIE MAC		18,424,932
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	430,746	481,354
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $79,418,755)		81,560,761
Asset-Backed Securities - 10.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	501,581	359,248
Series 2005-1 Class M1, 0.7338% 4/25/35 (h)	230,636	132,413
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0138% 3/25/34 (h)	11,401	10,941
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (h)	24,667	21,979
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (h)	2,628	102
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (h)	21,600	784
Class M5, 0.6538% 4/25/36 (h)	5,387	59
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7463% 10/20/14 (h)	10,571	1,956
Series 2007-A4 Class A4, 0.2963% 4/22/13 (h)	42,095	41,848
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,075,037
Series 2009-A Class A3, 2.33% 6/17/13 (d)	550,000	561,323
Series 2010-1 Class A4, 2.3% 12/15/14	1,800,000	1,845,049
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (d)(h)	3,370,000	3,434,708
Series 2010-3 Class A, 2.88% 4/15/15 (d)	1,180,000	1,212,017
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	876,092	876,377
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,150,958
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 6/8/12	$ 126,464	$ 126,939
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8138% 4/25/34 (h)	19,477	2,153
Series 2005-R2 Class M1, 0.7138% 4/25/35 (h)	262,030	203,283
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (h)	82,560	56,091
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (h)	184,337	63,449
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(d)(h)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A2, 1.7% 12/15/11 (d)	140,768	140,897
Class A3, 2.67% 7/15/13 (d)	2,010,000	2,041,436
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,153,713
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	900,000	911,800
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	2,000,000	2,022,256
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,270,400
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	4,028,819
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,187,509	1,199,721
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (h)	1,302,257	1,300,004
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (h)	278,439	264,517
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (h)	16,713	16,458
Capital Auto Receivables Asset Trust:
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,122,754
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (d)(h)	660,575	660,729
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,217,554	1,248,487
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,900,000	1,982,710
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (h)	830,000	830,017
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	770,611
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,644,042
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,090,347
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (d)(h)	703,061	140,612
Class B, 1.0163% 7/20/39 (d)(h)	373,480	18,674
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.3663% 7/20/39 (d)(h)	$ 478,070	$ 9,561
CarMax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,074,664
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (h)	144,785	14,825
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (h)	54,000	2,216
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (h)	23,652	1,403
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (h)	228,766	87,115
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4463% 5/20/17 (d)(h)	18,291	16,403
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,726,010
Series 2007-A17 Class A, 5.12% 10/15/14	900,000	980,620
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,364,919
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,068,376
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,290,000	1,294,601
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,240,458
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,433,069
Series 2008-A5 Class A5, 4.85% 4/22/15	1,400,000	1,534,677
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,693,707
Series 2009-A5 Class A5, 2.25% 12/23/14	4,500,000	4,625,690
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	981,138	984,772
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (h)	97,135	4,391
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (h)	31,876	13,626
Series 2004-2 Class 3A4, 0.5138% 7/25/34 (h)	86,799	49,148
Series 2004-3 Class M4, 1.2338% 4/25/34 (h)	20,061	7,227
Series 2004-4 Class M2, 1.0588% 6/25/34 (h)	74,616	39,139
Series 2005-3 Class MV1, 0.6838% 8/25/35 (h)	154,238	145,207
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (h)	23,433	22,836
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	169,157	170,117
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8288% 5/28/35 (h)	159,655	122,685
Class AB3, 0.7759% 5/28/35 (h)	67,441	50,581
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (h)	$ 36,914	$ 16,831
Series 2006-2 Class M1, 0.5738% 7/25/36 (h)	1,430,000	47,769
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (h)	571,298	204,714
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5438% 10/25/35 (h)	438,002	409,884
Ford Credit Auto Lease Trust Series 2010-A Class A2, 1.04% 3/15/13 (d)	1,200,000	1,202,291
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,091,106
Series 2006-C Class B, 5.3% 6/15/12	750,000	776,563
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	517,283
Class C, 5.8% 2/15/13	775,000	818,557
Series 2008-B Class A3A, 4.28% 5/15/12	1,710,136	1,732,253
Series 2009-B:
Class A2, 2.4604% 11/15/11	109,165	109,288
Class A3, 2.79% 8/15/13	1,310,000	1,335,076
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,074,979
Series 2009-D Class A3, 2.17% 10/15/13	700,000	710,580
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,311,977
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,214,616
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (h)	1,200,000	1,192,863
Class B, 0.8259% 6/15/13 (h)	98,000	96,492
Series 2010-1 Class A, 1.9259% 12/15/14 (d)(h)	2,400,000	2,452,629
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,460,300	1,462,098
Class C, 5.43% 2/16/15	1,845,000	1,819,874
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2138% 11/25/34 (h)	104,293	16,215
Class M5, 1.2638% 11/25/34 (h)	66,415	8,147
Series 2005-A:
Class M3, 0.7538% 1/25/35 (h)	120,398	41,848
Class M4, 0.9438% 1/25/35 (h)	46,138	5,062
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (d)(h)	298,000	203,385
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	737,400	589,920
GE Business Loan Trust Series 2003-1 Class A, 0.7059% 4/15/31 (d)(h)	34,849	30,667
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	$ 3,000,000	$ 3,049,553
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6063% 4/20/32 (h)	54,182	53,452
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (h)	278,359	172,700
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (h)	115,495	6,953
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (h)	25,810	588
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (d)(h)	1,018,100	264,706
Series 2006-3:
Class B, 0.6638% 9/25/46 (d)(h)	783,117	156,623
Class C, 0.8138% 9/25/46 (d)(h)	1,943,752	291,563
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5538% 8/25/33 (h)	103,086	71,295
Series 2003-5 Class A2, 0.9638% 12/25/33 (h)	44,160	24,853
Series 2004-1 Class M2, 1.9638% 6/25/34 (h)	137,154	69,923
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (h)	18,891	18,510
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (h)	181,719	174,964
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (h)	11,886	11,658
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	914,381
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	522,299
Series 2010-2 Class A3, 1.35% 5/20/13	1,470,000	1,484,009
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	2,947,887	2,954,487
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (h)	101,891	77,970
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (h)	157,118	48,702
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	700,000	710,760
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	201,894	203,272
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,760,000	1,775,708
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (d)	162,576	163,012
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (h)	157,766	120,002
Class MV1, 0.4938% 11/25/36 (h)	128,153	71,674
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8672% 12/27/29 (h)	105,585	87,920
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (h)	$ 19,958	$ 13,582
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	325,893	332,021
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	108,227	102,122
Class C, 6.125% 4/20/28 (d)	108,227	92,933
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (h)	57,024	3,431
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (h)	99,598	5,440
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	932,772
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (h)	232,430	201,584
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (h)	203,836	143,851
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (h)	138,792	92,596
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (h)	88,129	43,071
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (h)	50,738	26,064
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (h)	52,840	6,203
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,508,000	215,644
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	1,250,852	32,101
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	34,262
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	398,350
Series 2006-4:
Class A1, 0.2938% 3/25/25 (h)	55,823	55,057
Class AIO, 6.35% 2/27/12 (i)	880,000	74,391
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7338% 2/25/36 (h)	37,735	4,877
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	107,112	107,173
Class A3, 2.92% 12/15/11	1,250,000	1,263,174
Series 2009-B Class A3, 2.07% 1/15/15	1,420,000	1,436,256
Series 2010-A Class A2, 1.1% 3/15/13	1,060,000	1,062,391
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (h)	4,767	4,750
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0738% 10/30/45 (h)	1,249,554	1,257,914
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(d)(h)	$ 149,000	$ 55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (h)	797,630	344,078
Class M4, 1.7138% 9/25/34 (h)	1,086,724	172,902
Series 2004-WWF1 Class M4, 1.3638% 12/25/34 (h)	1,905,000	289,301
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (h)	97,891	82,811
Class M3, 0.8238% 1/25/36 (h)	60,718	38,941
Class M4, 1.0938% 1/25/36 (h)	187,294	58,937
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (h)	913,983	13,553
Class M9, 2.1438% 5/25/35 (h)	36,929	91
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (d)(h)	461,052	459,268
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	166,988	151,937
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (h)	648	542
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	2,800,000	2,800,000
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (h)	211,570	138,731
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (d)(h)	88,308	82,405
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7371% 6/15/21 (h)	1,800,000	1,567,802
Series 2004-A:
Class B, 1.1171% 6/15/33 (h)	397,498	190,670
Class C, 1.4871% 6/15/33 (h)	1,181,000	71,276
Series 2004-B Class C, 1.4071% 9/15/33 (h)	1,900,000	848,114
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (h)	9,494	2,259
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (h)	1,915,000	1,912,986
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (h)	86,903	54,540
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	803,823
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,690,000	1,705,334
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	$ 3,615,000	$ 3,654,166
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,281,889
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,675,799
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (d)(h)	888,516	880,568
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,400,000	4,423,646
Series 2007-A5A Class A5, 1.0259% 10/15/14 (d)(h)	220,000	220,081
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (d)(h)	1,390,735	458,942
TOTAL ASSET-BACKED SECURITIES (Cost $143,228,032)		133,190,801
Collateralized Mortgage Obligations - 4.4%

Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (d)(h)	3,300,000	3,276,177
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (d)(h)	180,708	108,425
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	1,129,856	1,146,202
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (h)	873,912	883,670
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.9237% 3/25/34 (h)	7,467	6,596
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (h)	1,769	1,753
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (h)	7,150	7,096
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.6847% 10/18/54 (d)(h)	362,000	354,108
Class C2, 0.9947% 10/18/54 (d)(h)	121,000	116,813
Class M2, 0.7747% 10/18/54 (d)(h)	208,000	200,408
Series 2007-1A Class A2, 0.6047% 10/18/54 (d)(h)	696,352	692,323
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (d)(h)	$ 311,000	$ 293,802
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (d)(h)	1,368,278	1,339,976
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (d)(h)	395,000	389,075
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8663% 12/20/54 (d)(h)	762,000	335,280
Series 2006-2 Class C1, 0.7363% 12/20/54 (h)	3,254,000	1,448,030
Series 2006-3 Class C2, 0.7663% 12/20/54 (h)	142,000	64,096
Series 2006-4:
Class B1, 0.3563% 12/20/54 (h)	381,000	283,845
Class C1, 0.6463% 12/20/54 (h)	233,000	102,520
Class M1, 0.4363% 12/20/54 (h)	100,000	64,500
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (h)	235,000	104,575
Class 1M1, 0.4163% 12/20/54 (h)	153,000	97,920
Class 2C1, 0.6963% 12/20/54 (h)	107,000	47,615
Class 2M1, 0.5163% 12/20/54 (h)	196,000	125,440
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (h)	272,000	118,320
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (h)	54,183	29,795
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (h)	48,864	30,688
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (d)(h)	2,500,000	2,496,440
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (h)	143,353	89,854
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (h)	199,787	133,329
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (d)(h)	26,395	22,700
Class C, 0.466% 6/15/22 (d)(h)	161,633	137,388
Class D, 0.476% 6/15/22 (d)(h)	62,186	51,614
Class E, 0.486% 6/15/22 (d)(h)	99,468	75,596
Class F, 0.516% 6/15/22 (d)(h)	179,345	127,335
Class G, 0.586% 6/15/22 (d)(h)	37,282	25,352
Class H, 0.606% 6/15/22 (d)(h)	74,650	47,030
Class J, 0.646% 6/15/22 (d)(h)	87,091	46,158
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (h)	310,176	21,420
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6434% 7/10/35 (d)(h)	$ 123,129	$ 68,558
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (d)(h)	34,805	27,589
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (h)	5,120	2,678
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (h)	415,454	237,098
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (h)	1,898,904	1,864,815
Series 2006-5 Class A1, 0.3838% 10/25/46 (h)	868,199	851,016
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (d)(h)	1,467,972	1,225,469
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (h)	173,306	156,290
TOTAL PRIVATE SPONSOR		19,376,777
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	314,664	324,109
Series 2006-64 Class PA, 5.5% 2/25/30	1,972,348	2,036,159
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	1,066,683	1,147,731
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	648,703	717,236
Series 2003-76 Class BA, 4.5% 3/25/18	1,546,308	1,636,009
Series 2008-76 Class EF, 0.7638% 9/25/23 (h)	541,754	542,440
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	294,322	324,933
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5059% 2/15/19 (h)	3,251,018	3,251,377
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	807,218	860,640
Series 2690 Class PD, 5% 2/15/27	521,003	521,499
Series 2755 Class LC, 4% 6/15/27	582,352	586,965
Series 2901 Class UM, 4.5% 1/15/30	2,147,728	2,226,745
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	459,744	482,937
Series 2635 Class DG, 4.5% 1/15/18	1,755,177	1,853,032
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2780 Class A, 4% 12/15/14	$ 529,742	$ 532,696
Series 2867 Class EA, 4.5% 11/15/18	492,483	515,984
Series 2970 Class YA, 5% 9/15/18	458,349	474,068
Series 3427 Class FX, 0.4259% 8/15/18 (h)	2,031,191	2,029,915
Series 3555:
Class CM, 4% 12/15/14	6,967,001	7,208,027
Class KH, 4% 12/15/14	7,255,524	7,561,927
TOTAL U.S. GOVERNMENT AGENCY		34,834,429
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,881,377)		54,211,206
Commercial Mortgage Securities - 4.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9725% 2/3/11 (d)(h)(i)	14,132,606	34,075
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.387% 2/14/43 (h)(i)	2,806,466	82,714
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	264,230	266,203
Series 2007-3 Class A1, 5.6578% 6/10/49 (h)	1,054,908	1,084,108
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.5049% 12/10/42 (h)(i)	8,251,244	46,255
Series 2005-4 Class XP, 0.1825% 7/10/45 (h)(i)	11,560,569	49,842
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (d)(h)	78,149	54,704
Class G, 0.8059% 3/15/22 (d)(h)	50,652	32,924
Series 2006-BIX1:
Class F, 0.5859% 10/15/19 (d)(h)	201,139	161,776
Class G, 0.6059% 10/15/19 (d)(h)	137,009	95,440
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (d)(h)	10,392	6,131
Series 2004-1:
Class A, 0.6238% 4/25/34 (d)(h)	506,023	399,758
Class B, 2.1638% 4/25/34 (d)(h)	61,303	30,652
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M1, 0.8238% 4/25/34 (d)(h)	$ 35,496	$ 24,137
Class M2, 1.4638% 4/25/34 (d)(h)	34,237	19,515
Series 2004-2:
Class A, 0.6938% 8/25/34 (d)(h)	419,992	331,793
Class M1, 0.8438% 8/25/34 (d)(h)	149,682	94,300
Series 2004-3:
Class A1, 0.6338% 1/25/35 (d)(h)	746,647	582,385
Class A2, 0.6838% 1/25/35 (d)(h)	113,806	73,974
Class M1, 0.7638% 1/25/35 (d)(h)	40,291	25,988
Class M2, 1.2638% 1/25/35 (d)(h)	26,072	16,165
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (d)(h)	168,824	125,942
Class M1, 0.6938% 8/25/35 (d)(h)	12,526	7,204
Class M2, 0.7438% 8/25/35 (d)(h)	20,660	11,413
Class M3, 0.7638% 8/25/35 (d)(h)	11,431	5,821
Class M4, 0.8738% 8/25/35 (d)(h)	10,493	4,988
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (d)(h)	92,007	68,481
Class A2, 0.6638% 11/25/35 (d)(h)	59,649	38,474
Class M1, 0.7038% 11/25/35 (d)(h)	10,882	5,536
Class M2, 0.7538% 11/25/35 (d)(h)	13,816	6,509
Class M3, 0.7738% 11/25/35 (d)(h)	12,365	5,609
Class M4, 0.8638% 11/25/35 (d)(h)	15,405	6,614
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (d)(h)	1,067,184	682,998
Class B1, 1.6638% 1/25/36 (d)(h)	71,808	23,697
Class M1, 0.7138% 1/25/36 (d)(h)	335,648	174,537
Class M2, 0.7338% 1/25/36 (d)(h)	127,368	62,410
Class M3, 0.7638% 1/25/36 (d)(h)	136,887	62,968
Class M4, 0.8738% 1/25/36 (d)(h)	70,045	28,018
Class M5, 0.9138% 1/25/36 (d)(h)	70,045	26,967
Class M6, 0.9638% 1/25/36 (d)(h)	71,082	25,589
Series 2006-1:
Class A2, 0.6238% 4/25/36 (d)(h)	32,580	21,829
Class M1, 0.6438% 4/25/36 (d)(h)	11,652	5,812
Class M2, 0.6638% 4/25/36 (d)(h)	12,312	5,905
Class M3, 0.6838% 4/25/36 (d)(h)	10,593	4,590
Class M4, 0.7838% 4/25/36 (d)(h)	6,003	2,284
Class M5, 0.8238% 4/25/36 (d)(h)	5,826	2,224
Class M6, 0.9038% 4/25/36 (d)(h)	11,617	4,466
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (d)(h)	$ 323,621	$ 249,997
Class A2, 0.5438% 7/25/36 (d)(h)	29,216	19,882
Class B1, 1.1338% 7/25/36 (d)(h)	10,939	2,835
Class B3, 2.9638% 7/25/36 (d)(h)	16,527	3,062
Class M1, 0.5738% 7/25/36 (d)(h)	30,654	14,573
Class M2, 0.5938% 7/25/36 (d)(h)	21,628	9,888
Class M3, 0.6138% 7/25/36 (d)(h)	17,940	7,364
Class M4, 0.6838% 7/25/36 (d)(h)	12,114	4,820
Class M5, 0.7338% 7/25/36 (d)(h)	14,890	5,354
Class M6, 0.8038% 7/25/36 (d)(h)	22,216	6,929
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (d)(h)	19,446	3,889
Class B2, 1.6138% 10/25/36 (d)(h)	14,026	2,455
Class B3, 2.8638% 10/25/36 (d)(h)	22,824	3,652
Class M4, 0.6938% 10/25/36 (d)(h)	21,492	6,877
Class M5, 0.7438% 10/25/36 (d)(h)	25,729	7,204
Class M6, 0.8238% 10/25/36 (d)(h)	50,361	12,087
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (d)(h)	91,457	67,998
Class A2, 0.5338% 12/25/36 (d)(h)	414,561	263,537
Class B1, 0.9638% 12/25/36 (d)(h)	14,492	3,497
Class B2, 1.5138% 12/25/36 (d)(h)	14,996	2,924
Class B3, 2.7138% 12/25/36 (d)(h)	24,765	2,786
Class M1, 0.5538% 12/25/36 (d)(h)	29,373	13,761
Class M2, 0.5738% 12/25/36 (d)(h)	20,027	8,592
Class M3, 0.6038% 12/25/36 (d)(h)	20,027	7,837
Class M4, 0.6638% 12/25/36 (d)(h)	24,033	8,556
Class M5, 0.7038% 12/25/36 (d)(h)	22,030	7,398
Class M6, 0.7838% 12/25/36 (d)(h)	20,027	6,379
Series 2007-1:
Class A2, 0.5338% 3/25/37 (d)(h)	456,629	287,676
Class B1, 0.9338% 3/25/37 (d)(h)	145,795	32,075
Class B2, 1.4138% 3/25/37 (d)(h)	106,891	19,775
Class B3, 3.6138% 3/25/37 (d)(h)	297,347	44,602
Class M1, 0.5338% 3/25/37 (d)(h)	124,862	56,188
Class M2, 0.5538% 3/25/37 (d)(h)	94,531	36,867
Class M3, 0.5838% 3/25/37 (d)(h)	82,096	28,734
Class M4, 0.6338% 3/25/37 (d)(h)	61,925	19,816
Class M5, 0.6838% 3/25/37 (d)(h)	103,518	30,020
Class M6, 0.7638% 3/25/37 (d)(h)	142,757	34,975
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (d)(h)	$ 72,329	$ 50,630
Class A2, 0.5838% 7/25/37 (d)(h)	67,744	35,227
Class B1, 1.8638% 7/25/37 (d)(h)	21,226	3,184
Class B2, 2.5138% 7/25/37 (d)(h)	18,395	2,759
Class B3, 3.6138% 7/25/37 (d)(h)	20,688	2,689
Class M1, 0.6338% 7/25/37 (d)(h)	24,145	9,175
Class M2, 0.6738% 7/25/37 (d)(h)	13,549	4,065
Class M3, 0.7538% 7/25/37 (d)(h)	13,722	3,156
Class M4, 0.9138% 7/25/37 (d)(h)	26,420	5,284
Class M5, 1.0138% 7/25/37 (d)(h)	23,363	3,972
Class M6, 1.2638% 7/25/37 (d)(h)	29,651	4,596
Series 2007-3:
Class A2, 0.5538% 7/25/37 (d)(h)	116,103	70,846
Class B1, 1.2138% 7/25/37 (d)(h)	99,915	22,661
Class B2, 1.8638% 7/25/37 (d)(h)	255,760	55,884
Class B3, 4.2638% 7/25/37 (d)(h)	133,167	27,472
Class M1, 0.5738% 7/25/37 (d)(h)	87,714	39,348
Class M2, 0.6038% 7/25/37 (d)(h)	92,219	34,112
Class M3, 0.6338% 7/25/37 (d)(h)	149,274	48,156
Class M4, 0.7638% 7/25/37 (d)(h)	236,053	70,887
Class M5, 0.8638% 7/25/37 (d)(h)	117,673	33,278
Class M6, 1.0638% 7/25/37 (d)(h)	91,898	22,028
Series 2007-4A:
Class A2, 0.8138% 9/25/37 (d)(h)	914,354	411,459
Class B1, 2.8138% 9/25/37 (d)(h)	151,410	15,141
Class B2, 3.7138% 9/25/37 (d)(h)	567,730	51,096
Class M1, 1.2138% 9/25/37 (d)(h)	141,684	38,255
Class M2, 1.3138% 9/25/37 (d)(h)	141,684	32,587
Class M4, 1.8638% 9/25/37 (d)(h)	373,380	67,208
Class M5, 2.0138% 9/25/37 (d)(h)	373,380	56,007
Class M6, 2.2138% 9/25/37 (d)(h)	373,473	44,817
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	4,004,620	134,155
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(d)(i)	11,459,869	701,344
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (d)(h)	102,211	74,713
Class H, 0.9259% 3/15/19 (d)(h)	68,774	38,624
Class J, 1.1259% 3/15/19 (d)(h)	51,667	27,874
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (d)(h)	$ 52,963	$ 30,719
Class E, 0.5759% 3/15/22 (d)(h)	275,033	151,268
Class F, 0.6259% 3/15/22 (d)(h)	168,653	86,013
Class G, 0.6759% 3/15/22 (d)(h)	43,346	20,806
Class H, 0.8259% 3/15/22 (d)(h)	52,963	21,185
Class J, 0.9759% 3/15/22 (d)(h)	52,963	16,948
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,009,175	1,030,042
Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (d)(h)(i)	5,302,941	8,928
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (d)(h)(i)	13,091,471	68,882
Series 2004-PWR6 Class X2, 0.6184% 11/11/41 (d)(h)(i)	5,692,059	68,594
Series 2005-PWR9 Class X2, 0.3576% 9/11/42 (d)(h)(i)	31,776,227	329,780
Series 2007-T28 Class A1, 5.422% 9/11/42	555,729	574,698
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (d)(h)	117,413	69,332
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (d)(h)(i)	28,293,428	790,018
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6019% 8/15/21 (d)(h)	56,376	45,538
Class H, 0.6419% 8/15/21 (d)(h)	45,122	33,770
Series 2004-C2 Class XP, 0.9111% 10/15/41 (d)(h)(i)	6,368,986	70,568
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4261% 10/15/48 (h)(i)	54,496,184	706,816
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,390,268	2,531,929
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5859% 4/15/17 (d)(h)	120,571	94,045
Class E, 0.6459% 4/15/17 (d)(h)	38,383	28,787
Class F, 0.6859% 4/15/17 (d)(h)	21,773	15,023
Class G, 0.8259% 4/15/17 (d)(h)	21,773	13,717
Class H, 0.8959% 4/15/17 (d)(h)	21,773	11,322
Class J, 1.1259% 4/15/17 (d)(h)	16,697	6,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7259% 11/15/17 (d)(h)	$ 31,107	$ 25,508
Class G, 0.7759% 11/15/17 (d)(h)	21,562	15,093
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	334,979	341,354
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,379,411
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (d)(h)(i)	1,852,854	6,751
Series 2005-LP5 Class XP, 0.2886% 5/10/43 (h)(i)	7,746,587	37,288
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	87,885	87,938
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6707% 12/15/39 (h)(i)	41,879,925	620,648
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (h)(i)	15,234,161	119,386
Series 2001-SPGA Class A2, 6.515% 8/13/18 (d)	2,280,000	2,364,798
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (d)(h)(i)	9,364,359	45,482
Series 2005-C1 Class ASP, 0.321% 2/15/38 (d)(h)(i)	12,861,850	61,589
Series 2005-C2 Class ASP, 0.5228% 4/15/37 (d)(h)(i)	11,266,335	94,282
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (d)(h)	236,650	134,891
0.5459% 2/15/22 (d)(h)	84,521	38,880
Class F, 0.5959% 2/15/22 (d)(h)	169,020	69,298
Series 2010-16 Class A1, 3% 6/25/50	980,000	980,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,376,175
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0321% 5/15/33 (d)(h)(i)	9,612,025	42,479
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,247,385	1,304,680
Series 2004-C3 Class X2, 0.6312% 12/10/41 (h)(i)	6,634,463	45,772
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.8232% 1/5/36 (d)(h)(i)	10,593,922	24,866
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(h)(i)	28,028,981	250,150
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(i)	89,769,535	934,366
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7353% 6/6/20 (d)(h)	$ 105,970	$ 85,004
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (d)(h)	720,000	640,800
Class D, 0.6653% 3/6/20 (d)(h)	215,000	189,200
Class E, 0.7353% 3/6/20 (d)(h)	360,000	313,200
Class F, 0.7753% 3/6/20 (d)(h)	180,000	155,700
Class G, 0.8153% 3/6/20 (d)(h)	90,000	75,600
Class H, 0.9453% 3/6/20 (d)(h)	150,000	126,750
Class J, 1.1453% 3/6/20 (d)(h)	215,000	178,450
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	487,373
Series 2006-GG6 Class A2, 5.506% 4/10/38	663,593	673,669
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	770,000	789,886
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	70,583	70,887
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,275,000	1,282,037
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.7173% 1/12/38 (d)(h)(i)	2,480,002	4,800
Series 2003-LN1 Class X2, 0.6581% 10/15/37 (d)(h)(i)	17,121,765	377
Series 2004-C1 Class X2, 0.9177% 1/15/38 (d)(h)(i)	2,183,601	9,267
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (d)(h)(i)	2,599,975	14,413
Series 2006-LDP7 Class A2, 5.8595% 4/15/45 (h)	610,160	622,106
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5059% 11/15/18 (d)(h)	25,818	14,716
Class E, 0.5559% 11/15/18 (d)(h)	36,586	20,488
Class F, 0.6059% 11/15/18 (d)(h)	54,873	28,534
Class G, 0.6359% 11/15/18 (d)(h)	47,691	23,845
Class H, 0.7759% 11/15/18 (d)(h)	36,586	16,098
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (h)	402,448	407,712
Series 2008-C2 Class A1, 5.017% 2/12/51	42,300	42,464
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,034,890	3,062,171
Series 2006-C6 Class A1, 5.23% 9/15/39	430,842	431,179
Series 2006-C7 Class A1, 5.279% 11/15/38	140,834	143,402
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	260,049	264,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (d)(h)(i)	$ 5,448,529	$ 30,655
Series 2004-C6 Class XCP, 0.5835% 8/15/36 (d)(h)(i)	6,498,302	41,687
Series 2005-C7 Class XCP, 0.1544% 11/15/40 (h)(i)	58,960,313	255,929
Series 2006-C1 Class XCP, 0.3415% 2/15/41 (h)(i)	45,412,331	372,654
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(i)	23,974,011	389,230
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (h)(i)	9,621,373	112,078
Series 2007-C2 Class XCP, 0.5279% 2/15/40 (h)(i)	43,304,467	664,698
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (d)(h)(i)	11,512,708	25,440
Series 2001-WM, 6.754% 7/14/16 (d)	1,085,000	1,107,046
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6159% 9/15/21 (d)(h)	145,070	108,216
Class G, 0.6359% 9/15/21 (d)(h)	286,588	198,451
Class H, 0.6759% 9/15/21 (d)(h)	73,934	32,229
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	290,453	290,228
Series 2005-MCP1 Class XP, 0.6472% 6/12/43 (h)(i)	9,244,452	152,496
Series 2005-MKB2 Class XP, 0.2196% 9/12/42 (h)(i)	4,440,836	26,491
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	218,394	221,681
Series 2007-8 Class A1, 4.622% 8/12/49	445,620	455,179
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	992,182
Series 2006-4 Class XP, 0.6254% 12/12/49 (h)(i)	18,784,797	341,440
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.472% 7/15/19 (d)(h)	104,414	13,052
Series 2007-XCLA Class A1, 0.472% 7/17/17 (d)(h)	321,186	176,653
Series 2007-XLCA Class B, 0.772% 7/17/17 (d)(h)	197,763	13,843
Series 2007-XLFA:
Class D, 0.462% 10/15/20 (d)(h)	84,694	19,056
Class E, 0.522% 10/15/20 (d)(h)	105,926	13,241
Class F, 0.572% 10/15/20 (d)(h)	63,569	6,357
Class G, 0.612% 10/15/20 (d)(h)	78,581	5,894
Class H, 0.702% 10/15/20 (d)(h)	49,464	1,237
Class J, 0.852% 10/15/20 (d)(h)	56,462	1,412
Class MHRO, 0.962% 10/15/20 (d)(h)	22,048	4,410
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.272% 10/15/20 (d)(h)	$ 7,257	$ 5,443
Class MSTR, 0.972% 10/15/20 (d)(h)	13,611	2,722
Class NHRO, 1.162% 10/15/20 (d)(h)	32,202	4,508
Class NSTR, 1.122% 10/15/20 (d)(h)	12,676	1,775
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (d)(h)(i)	5,217,543	43,162
Series 2006-T23 Class A1, 5.682% 8/12/41	144,714	146,753
Series 2007-HQ11 Class A1, 5.246% 2/12/44	451,632	460,089
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,545,612
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (d)(h)(i)	10,847,649	78,830
Series 2005-HQ5 Class X2, 0.1695% 1/14/42 (h)(i)	10,790,392	54,563
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (d)(h)(i)	10,441,698	148,656
Series 2005-TOP17 Class X2, 0.587% 12/13/41 (h)(i)	7,791,419	101,387
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (d)(h)	269,743	6,744
Class D, 0.972% 7/17/17 (d)(h)	126,510	3,163
Class E, 1.072% 7/17/17 (d)(h)	103,244	2,581
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3353% 3/12/35 (d)(h)(i)	8,469,128	57,152
Series 2003-TOP9 Class X2, 1.473% 11/13/36 (d)(h)(i)	4,691,733	28,994
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (h)	1,123,255	1,123,139
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (d)(h)	161,978	161,056
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (d)(h)	176,861	104,945
Class F, 0.6119% 8/11/18 (d)(h)	238,334	99,535
Class G, 0.6319% 8/11/18 (d)(h)	225,785	91,673
Class J, 0.8719% 8/11/18 (d)(h)	50,198	12,854
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (d)(h)	11,855	6,520
Class AP2, 1.0759% 6/15/20 (d)(h)	19,414	9,707
Class F, 0.7559% 6/15/20 (d)(h)	376,985	94,246
Class LXR2, 1.0759% 6/15/20 (d)(h)	257,008	128,504
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	$ 274,043	$ 276,764
Series 2007-C31 Class A1, 5.14% 4/15/47	205,455	207,702
Series 2005-C18 Class XP, 0.3216% 4/15/42 (d)(h)(i)	15,870,002	87,553
Series 2006-C23 Class X, 0.081% 1/15/45 (d)(h)(i)	232,720,308	730,113
Series 2007-C30 Class XP, 0.4367% 12/15/43 (d)(h)(i)	46,333,083	632,683
Series 2007-C31A Class A2, 5.421% 4/15/47	450,000	465,855
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	1,040,000	1,056,164
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $56,591,128)		50,977,120
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $1,780,000)	1,780,000	1,777,223
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	3,750,000	3,835,583
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $2,883,183)	2,885,000	2,960,884
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $4,722,000)	$ 4,722,033	$ 4,722,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,225,992,596)		1,232,455,144
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,848,113
NET ASSETS - 100%		$ 1,235,303,257
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	$ 74,165	(43,708)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	1,009	(929)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	97,373	(53,727)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	71,983	(57,524)
		$ 244,530	$ (155,888)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,075,653 or 12.1% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $42,336,304 or 3.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,587,621 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,655,957
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,722,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 367,628
Bank of America NA	551,811
Barclays Capital, Inc.	1,103,621
Goldman, Sachs & Co.	183,937
Merrill Lynch Government Securities, Inc.	331,086
Mizuho Securities USA, Inc.	1,471,495
Morgan Stanley & Co., Inc.	712,422
$ 4,722,000
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 328,030,302	$ -	$ 328,030,302	$ -
U.S. Government and Government Agency Obligations	571,189,264	-	571,189,264	-
U.S. Government Agency - Mortgage Securities	81,560,761	-	81,560,761	-
Asset-Backed Securities	133,190,801	-	126,261,774	6,929,027
Collateralized Mortgage Obligations	54,211,206	-	53,700,154	511,052
Commercial Mortgage Securities	50,977,120	-	43,186,153	7,790,967
Municipal Securities	1,777,223	-	1,777,223	-
Foreign Government and Government Agency Obligations	3,835,583	-	3,835,583	-
Certificates of Deposit	2,960,884	-	2,960,884	-
Cash Equivalents	4,722,000	-	4,722,000	-
Total Investments in Securities:	$ 1,232,455,144	$ -	$ 1,217,224,098	$ 15,231,046
Derivative Instruments:
Liabilities
Swap Agreements	$ (155,888)	$ -	$ -	$ (155,888)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 9,550,559
Total Realized Gain (Loss)	(1,909,712)
Total Unrealized Gain (Loss)	3,715,578
Cost of Purchases	63,576
Proceeds of Sales	(3,889,725)
Amortization/Accretion	(104,298)
Transfers in to Level 3	2,537,111
Transfers out of Level 3	(3,034,062)
Ending Balance	$ 6,929,027
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 1,321,915
Collateralized Mortgage Obligations
Beginning Balance	$ 1,045,867
Total Realized Gain (Loss)	18,763
Total Unrealized Gain (Loss)	212,324
Cost of Purchases	-
Proceeds of Sales	(34,579)
Amortization/Accretion	18,088
Transfers in to Level 3	159,364
Transfers out of Level 3	(908,775)
Ending Balance	$ 511,052
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 211,886
Commercial Mortgage Securities
Beginning Balance	$ 8,624,355
Total Realized Gain (Loss)	172,678
Total Unrealized Gain (Loss)	1,495,036
Cost of Purchases	-
Proceeds of Sales	(1,285,228)
Amortization/Accretion	(181,469)
Transfers in to Level 3	709,657
Transfers out of Level 3	(1,744,062)
Ending Balance	$ 7,790,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 1,483,774
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (202,406)
Total Unrealized Gain (Loss)	107,355
Transfers in to Level 3	(60,837)
Transfers out of Level 3	-
Ending Balance	$ (155,888)
Realized gain (loss) on Swap Agreements for the period	$ (8,960)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 88,296

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (155,888)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $58,667,333 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959, $28,590,677 and $16,544,533 will expire on August 31, 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $4,722,000) - See accompanying schedule: Unaffiliated issuers (cost $1,225,992,596)		$ 1,232,455,144
Receivable for investments sold Regular delivery		213,174
Delayed delivery		12,416,147
Receivable for swap agreements		507
Receivable for fund shares sold		2,674,112
Interest receivable		6,501,468
Total assets		1,254,260,552

Liabilities
Payable to custodian bank	$ 56,325
Payable for investments purchased Regular delivery	2,177,443
Delayed delivery	12,735,928
Payable for fund shares redeemed	2,850,442
Distributions payable	183,190
Unrealized depreciation on swap agreements	155,888
Accrued management fee	338,129
Distribution and service plan fees payable	174,685
Other affiliated payables	215,268
Other payables and accrued expenses	69,997
Total liabilities		18,957,295

Net Assets		$ 1,235,303,257
Net Assets consist of:
Paid in capital		$ 1,286,378,477
Undistributed net investment income		1,294,775
Accumulated undistributed net realized gain (loss) on investments		(58,676,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,306,661
Net Assets		$ 1,235,303,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,410,204 ÷ 27,568,023 shares)	$ 9.23

Maximum offering price per share (100/98.50 of $9.23)	$ 9.37
Class T: Net Asset Value and redemption price per share ($189,230,437 ÷ 20,488,090 shares)	$ 9.24

Maximum offering price per share (100/98.50 of $9.24)	$ 9.38
Class B: Net Asset Value and offering price per share ($12,586,854 ÷ 1,361,642 shares)A	$ 9.24

Class C: Net Asset Value and offering price per share ($131,947,034 ÷ 14,280,431 shares)A	$ 9.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($647,128,728 ÷ 70,065,208 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2010

Investment Income
Interest		$ 35,606,673

Expenses
Management fee	$ 4,049,468
Transfer agent fees	2,109,293
Distribution and service plan fees	2,016,570
Accounting and security lending fees	443,543
Custodian fees and expenses	39,724
Independent trustees' compensation	4,648
Registration fees	104,027
Audit	175,745
Legal	4,392
Miscellaneous	19,209
Total expenses before reductions	8,966,619
Expense reductions	(434)	8,966,185
Net investment income		26,640,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,656,243
Futures contracts	1,202,121
Swap agreements	(56,375)
Total net realized gain (loss)		14,801,989
Change in net unrealized appreciation (depreciation) on: Investment securities	23,743,413
Futures contracts	(862,702)
Swap agreements	178,315
Total change in net unrealized appreciation (depreciation)		23,059,026
Net gain (loss)		37,861,015
Net increase (decrease) in net assets resulting from operations		$ 64,501,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,640,488	$ 33,439,799
Net realized gain (loss)	14,801,989	(35,761,920)
Change in net unrealized appreciation (depreciation)	23,059,026	33,987,648
Net increase (decrease) in net assets resulting from operations	64,501,503	31,665,527
Distributions to shareholders from net investment income	(26,982,481)	(31,583,015)
Share transactions - net increase (decrease)	(55,669,514)	(121,336,902)
Total increase (decrease) in net assets	(18,150,492)	(121,254,390)

Net Assets
Beginning of period	1,253,453,749	1,374,708,139
End of period (including undistributed net investment income of $1,294,775 and undistributed net investment income of $1,797,273, respectively)	$ 1,235,303,257	$ 1,253,453,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Income from Investment Operations
Net investment incomeE	.189	.237	.364	.414	.305	.281
Net realized and unrealized gain (loss)	.273	.007F	(.315)	(.154)	.002	(.204)
Total from investment operations	.462	.244	.049	.260	.307	.077
Distributions from net investment income	(.192)	(.224)	(.359)	(.400)	(.307)	(.279)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.192)	(.224)	(.359)	(.400)	(.307)	(.287)
Net asset value, end of period	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39
Total ReturnB,C,D	5.21%	2.81%	.51%	2.79%	3.33%	.81%
Ratios to Average Net AssetsH,K
Expenses before reductions	.71%	.74%	.78%	.78%	.78%A	.85%
Expenses net of fee waivers, if any	.71%	.74%	.78%	.78%	.78%A	.85%
Expenses net of all reductions	.71%	.74%	.78%	.77%	.78%A	.85%
Net investment income	2.07%	2.70%	3.98%	4.41%	3.91%A	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,410	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment incomeE	.189	.237	.368	.417	.308	.284
Net realized and unrealized gain (loss)	.273	.016F	(.327)	(.154)	.002	(.194)
Total from investment operations	.462	.253	.041	.263	.310	.090
Distributions from net investment income	(.192)	(.223)	(.361)	(.403)	(.310)	(.282)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.192)	(.223)	(.361)	(.403)	(.310)	(.290)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total ReturnB,C,D	5.20%	2.91%	.43%	2.82%	3.36%	.95%
Ratios to Average Net AssetsH,K
Expenses before reductions	.71%	.75%	.76%	.75%	.74%A	.81%
Expenses net of fee waivers, if any	.71%	.75%	.76%	.75%	.74%A	.81%
Expenses net of all reductions	.71%	.75%	.76%	.75%	.74%A	.81%
Net investment income	2.08%	2.70%	4.01%	4.44%	3.95%A	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,230	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Income from Investment Operations
Net investment incomeE	.115	.167	.295	.344	.247	.210
Net realized and unrealized gain (loss)	.273	.007F	(.326)	(.155)	.002	(.194)
Total from investment operations	.388	.174	(.031)	.189	.249	.016
Distributions from net investment income	(.118)	(.154)	(.289)	(.329)	(.249)	(.208)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.118)	(.154)	(.289)	(.329)	(.249)	(.216)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41
Total ReturnB,C,D	4.35%	2.00%	(.36)%	2.01%	2.68%	.17%
Ratios to Average Net AssetsH,K
Expenses before reductions	1.52%	1.54%	1.55%	1.54%	1.54%A	1.61%
Expenses net of fee waivers, if any	1.52%	1.54%	1.55%	1.54%	1.54%A	1.60%
Expenses net of all reductions	1.52%	1.54%	1.55%	1.53%	1.53%A	1.60%
Net investment income	1.26%	1.91%	3.22%	3.65%	3.15%A	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,587	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Income from Investment Operations
Net investment incomeE	.113	.164	.291	.340	.244	.206
Net realized and unrealized gain (loss)	.273	.006F	(.315)	(.155)	.002	(.204)
Total from investment operations	.386	.170	(.024)	.185	.246	.002
Distributions from net investment income	(.116)	(.150)	(.286)	(.325)	(.246)	(.204)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.116)	(.150)	(.286)	(.325)	(.246)	(.212)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40
Total ReturnB,C,D	4.33%	1.95%	(.29)%	1.98%	2.65%	.02%
Ratios to Average Net AssetsH,K
Expenses before reductions	1.54%	1.57%	1.58%	1.57%	1.58%A	1.64%
Expenses net of fee waivers, if any	1.54%	1.57%	1.58%	1.57%	1.58%A	1.64%
Expenses net of all reductions	1.54%	1.57%	1.58%	1.57%	1.57%A	1.64%
Net investment income	1.24%	1.87%	3.18%	3.62%	3.12%A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,947	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006F	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment incomeD	.205	.255	.385	.435	.321	.301
Net realized and unrealized gain (loss)	.273	.016E	(.324)	(.154)	.003	(.194)
Total from investment operations	.478	.271	.061	.281	.324	.107
Distributions from net investment income	(.208)	(.241)	(.381)	(.421)	(.324)	(.299)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.208)	(.241)	(.381)	(.421)	(.324)	(.307)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total ReturnB,C	5.38%	3.12%	.65%	3.02%	3.51%	1.14%
Ratios to Average Net AssetsG,J
Expenses before reductions	.53%	.54%	.54%	.55%	.57%A	.63%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55%	.57%A	.63%
Expenses net of all reductions	.53%	.54%	.54%	.55%	.57%A	.63%
Net investment income	2.25%	2.90%	4.23%	4.64%	4.12%A	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,129	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257
Portfolio turnover rateK	217%	318I	94%	91%I	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,608,248
Gross unrealized depreciation	(22,128,499)
Net unrealized appreciation (depreciation)	$ 6,479,749

Tax Cost	$ 1,225,975,395

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,268,664
Capital loss carryforward	$ (58,667,333)
Net unrealized appreciation (depreciation)	$ 6,323,861

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 26,982,481	$ 31,583,015

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is

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Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (56,375)	$ 178,315
Interest Rate Risk
Futures Contracts	1,202,121	(862,702)
Totals (a)(b)(c)	$ 1,145,746	$ (684,387)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $1,202,121 for futures contracts and $(56,375) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised $(862,702) for futures contracts and $178,315 for swap agreements.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $244,530 representing 0.0% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $327,174,503 and $289,526,443, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 422,234	$ 10,503
Class T	-%	.15%	306,475	-
Class B	.65%	.25%	112,861	84,646
Class C	.75%	.25%	1,175,000	187,204
			$ 2,016,570	$ 282,353

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,259
Class T	30,583
Class B*	32,554
Class C*	22,806
$ 125,202

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 505,281.18
Class T	364,111.18
Class B	30,362.24
Class C	193,083.16
Institutional Class	1,016,456.15
	$ 2,109,293

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,064 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $19,213.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $434.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 5,966,343	$ 7,428,883
Class T	4,340,653	7,135,543
Class B	163,308	223,200
Class C	1,473,857	1,724,635
Institutional Class	15,038,320	15,070,754
Total	$ 26,982,481	$ 31,583,015

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	17,921,799	9,941,149	$ 162,771,621	$ 87,237,670
Reinvestment of distributions	585,348	766,900	5,334,239	6,723,296
Shares redeemed	(20,625,671)	(19,290,657)	(187,683,949)	(168,828,363)
Net increase (decrease)	(2,118,524)	(8,582,608)	$ (19,578,089)	$ (74,867,397)
Class T
Shares sold	7,527,831	6,941,667	$ 68,628,827	$ 60,988,545
Reinvestment of distributions	421,945	737,067	3,849,053	6,466,822
Shares redeemed	(15,728,722)	(16,851,477)	(142,963,745)	(147,835,064)
Net increase (decrease)	(7,778,946)	(9,172,743)	$ (70,485,865)	$ (80,379,697)
Class B
Shares sold	846,701	1,263,658	$ 7,731,732	$ 11,096,469
Reinvestment of distributions	13,859	18,393	126,507	161,152
Shares redeemed	(900,800)	(1,177,708)	(8,223,480)	(10,297,341)
Net increase (decrease)	(40,240)	104,343	$ (365,241)	$ 960,280
Class C
Shares sold	7,386,692	6,558,363	$ 67,381,804	$ 57,444,025
Reinvestment of distributions	116,529	136,027	1,063,710	1,194,319
Shares redeemed	(4,748,668)	(6,026,884)	(43,315,049)	(52,775,175)
Net increase (decrease)	2,754,553	667,506	$ 25,130,465	$ 5,863,169
Institutional Class
Shares sold	38,547,751	33,120,632	$ 351,468,928	$ 291,048,559
Reinvestment of distributions	1,525,062	1,604,475	13,925,722	14,105,949
Shares redeemed	(38,948,172)	(31,655,130)	(355,765,434)	(278,067,765)
Net increase (decrease)	1,124,641	3,069,977	$ 9,629,216	$ 27,086,743

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 12.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,189,729 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFI-UANN-1010
1.784769.107

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Short Fixed-Income
Fund - Institutional Class

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.38%	3.07%	3.91%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Short Fixed-Income Fund - Institutional Class on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 5.21%, 5.20%, 4.35% and 4.33%, respectively (excluding sales charges), while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index rose 3.40%. Most of the fund's outperformance versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, ABS, collateralized mortgage obligations, and residential and commercial MBS. Each sector was driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection within the category and favorable yield-curve positioning overall. During the period, we reduced the fund's weighting in government agency securities and, to a lesser extent, other non-Treasury sectors - including eliminating exposure to eurodollar futures - based on valuations, and redeployed most of the proceeds into Treasuries.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity AdvisorSM Short Fixed-Income Fund: For the year, the fund's Institutional Class shares gained 5.38%, while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index rose 3.40%. Most of the fund's outperformance versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, ABS, collateralized mortgage obligations, and residential and commercial MBS. Each sector was driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection within the category and favorable yield-curve positioning overall. During the period, we reduced the fund's weighting in government agency securities and, to a lesser extent, other non-Treasury sectors - including eliminating exposure to eurodollar futures - based on valuations, and redeployed most of the proceeds into Treasuries.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.70%
Actual		$ 1,000.00	$ 1,021.70	$ 3.57
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.69%
Actual		$ 1,000.00	$ 1,021.70	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class B	1.50%
Actual		$ 1,000.00	$ 1,016.50	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.52%
Actual		$ 1,000.00	$ 1,016.40	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,022.60	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 55.6%	U.S. Government and U.S. Government Agency Obligations† 50.9%
AAA 14.3%	AAA 13.5%
AA 9.4%	AA 9.1%
A 8.3%	A 9.7%
BBB 10.3%	BBB 11.1%
BB and Below 1.2%	BB and Below 1.1%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	2.5	2.4

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 26.6%		Corporate Bonds 27.3%
	U.S. Government and U.S. Government Agency Obligations† 55.6%		U.S. Government and U.S. Government Agency Obligations† 50.9%
	Asset-Backed Securities 10.8%		Asset-Backed Securities 12.2%
	CMOs and Other Mortgage Related Securities 5.7%		CMOs and Other Mortgage Related Securities 5.0%
	Municipal Bonds 0.2%		Municipal Bonds 0.1%
	Other Investments 0.5%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	9.2%	** Foreign investments	9.7%
* Futures and Swaps	0.0%	** Futures and Swaps	5.6%
† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,076,000	$ 3,219,160
6.5% 11/15/13	1,149,000	1,312,487
		4,531,647
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	970,000	1,028,959
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	1,230,000	1,247,138
5.125% 1/15/11	1,733,000	1,758,782
Whirlpool Corp. 6.125% 6/15/11	1,250,000	1,291,348
		4,297,268
Media - 1.3%
Comcast Cable Communications, Inc. 6.75% 1/30/11	3,945,000	4,040,769
COX Communications, Inc. 7.125% 10/1/12	3,434,000	3,818,268
NBC Universal, Inc. 3.65% 4/30/15 (d)	1,310,000	1,374,059
News America, Inc. 5.3% 12/15/14	2,007,000	2,264,422
Time Warner Cable, Inc. 5.4% 7/2/12	2,542,000	2,727,431
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,976,700
		16,201,649
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	1,224,000	1,363,455
7.75% 4/1/11	1,510,000	1,567,205
		2,930,660
TOTAL CONSUMER DISCRETIONARY		28,990,183
CONSUMER STAPLES - 1.3%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (d)	2,054,000	2,087,764
7.2% 1/15/14 (d)	2,150,000	2,506,423
Diageo Capital PLC 5.2% 1/30/13	510,000	556,619
Diageo Finance BV 5.5% 4/1/13	1,807,000	1,996,464
The Coca-Cola Co. 3.625% 3/15/14	1,300,000	1,409,805
		8,557,075
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	$ 1,607,000	$ 1,652,616
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (d)	500,000	542,775
Kraft Foods, Inc.:
2.625% 5/8/13	2,575,000	2,657,238
5.625% 11/1/11	1,200,000	1,264,259
		4,464,272
Tobacco - 0.1%
Altria Group, Inc. 8.5% 11/10/13	1,000,000	1,190,706
TOTAL CONSUMER STAPLES		15,864,669
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,309,132
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	1,350,684	1,361,138
Enterprise Products Operating LP 4.6% 8/1/12	1,896,000	1,985,258
Gazstream SA 5.625% 7/22/13 (d)	1,023,242	1,056,497
NGPL PipeCo LLC 6.514% 12/15/12 (d)	1,400,000	1,470,626
Plains All American Pipeline LP 7.75% 10/15/12	411,000	458,657
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	1,800,000	1,878,070
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (d)	704,000	741,251
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,922,000	2,093,446
Shell International Finance BV 1.875% 3/25/13	2,590,000	2,643,385
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,964,340
Williams Companies, Inc. 6.375% 10/1/10 (d)	2,250,000	2,256,829
XTO Energy, Inc. 4.9% 2/1/14	1,559,000	1,746,649
		21,965,278
FINANCIALS - 14.6%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	1,850,000	2,048,228
Goldman Sachs Group, Inc.:
3.625% 8/1/12	4,250,000	4,399,167
3.7% 8/1/15	1,200,000	1,214,812
4.75% 7/15/13	930,000	988,033
5.25% 10/15/13	867,000	938,391
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	965,000	976,302
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase & Co. 0.9575% 2/26/13 (h)	$ 2,500,000	$ 2,504,293
Merrill Lynch & Co., Inc. 6.05% 8/15/12	950,000	1,019,257
Morgan Stanley:
2.8763% 5/14/13 (h)	650,000	656,620
4.2% 11/20/14	2,428,000	2,500,354
5.25% 11/2/12	1,250,000	1,329,895
6% 5/13/14	2,530,000	2,757,758
Northern Trust Corp. 4.625% 5/1/14	283,000	313,042
Royal Bank of Scotland PLC 3.4% 8/23/13	1,200,000	1,215,348
The Bank of New York, Inc. 4.3% 5/15/14	1,140,000	1,246,836
UBS AG Stamford Branch:
1.4391% 2/23/12 (h)	2,500,000	2,515,075
2.25% 8/12/13	2,710,000	2,722,569
		29,345,980
Commercial Banks - 5.3%
Bank of Montreal 2.125% 6/28/13	2,670,000	2,744,477
Bank of Nova Scotia 2.25% 1/22/13	4,250,000	4,357,976
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (d)	3,170,000	3,243,370
Barclays Bank PLC 2.5% 1/23/13	3,080,000	3,136,136
Commonwealth Bank of Australia 3.75% 10/15/14 (d)	2,990,000	3,167,038
Credit Agricole SA 0.7178% 6/7/11 (d)(h)	1,800,000	1,789,780
Credit Suisse New York Branch 5% 5/15/13	7,200,000	7,790,436
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (d)(h)	147,614	142,817
HSBC Holdings PLC 0.7336% 10/6/16 (h)	145,000	138,656
ING Bank NV 2.65% 1/14/13 (d)	2,540,000	2,558,141
National Australia Bank Ltd. 2.35% 11/16/12 (d)	3,193,000	3,249,398
PNC Funding Corp.:
3% 5/19/14	1,700,000	1,747,753
3.625% 2/8/15	1,445,000	1,518,688
Rabobank Nederland NV 2.65% 8/17/12 (d)	7,720,000	7,938,553
Regions Financial Corp. 4.875% 4/26/13	1,300,000	1,312,376
Royal Bank of Scotland PLC 1.5% 3/30/12 (d)	3,080,000	3,109,750
Santander US Debt SA Unipersonal 2.485% 1/18/13 (d)	2,570,000	2,530,733
Sovereign Bank 2.1756% 8/1/13 (h)	258,583	243,760
Svenska Handelsbanken AB 2.875% 9/14/12 (d)	4,282,000	4,392,283
US Bancorp 4.2% 5/15/14	1,770,000	1,934,369
Wells Fargo & Co.:
3.625% 4/15/15	1,200,000	1,255,806
4.375% 1/31/13	2,120,000	2,260,969
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
5.25% 10/23/12	$ 646,000	$ 694,732
Westpac Banking Corp.:
1.0811% 4/8/13 (d)(h)	1,300,000	1,299,997
2.1% 8/2/13	581,000	587,791
2.25% 11/19/12	1,889,000	1,921,708
		65,067,493
Consumer Finance - 2.0%
American Honda Finance Corp. 2.375% 3/18/13 (d)	550,000	561,849
Capital One Financial Corp.:
5.7% 9/15/11	707,000	736,050
7.375% 5/23/14	2,500,000	2,912,893
Caterpillar Financial Services Corp.:
2% 4/5/13	979,000	1,002,456
2.75% 6/24/15	701,000	731,924
General Electric Capital Corp.:
3.5% 8/13/12	13,197,000	13,715,405
5.9% 5/13/14	1,650,000	1,865,733
HSBC Finance Corp. 5.9% 6/19/12	1,200,000	1,277,028
John Deere Capital Corp. 1.875% 6/17/13	2,143,000	2,188,509
		24,991,847
Diversified Financial Services - 2.7%
Bank of America Corp. 5.375% 8/15/11	1,650,000	1,722,937
BB&T Corp. 3.375% 9/25/13	1,200,000	1,256,564
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,030,000	2,064,112
BP Capital Markets PLC 3.125% 3/10/12	1,831,000	1,834,420
Citigroup, Inc.:
2.3844% 8/13/13 (h)	1,043,000	1,050,648
5.125% 5/5/14	192,000	202,361
6% 12/13/13	2,954,000	3,187,443
6.375% 8/12/14	382,000	417,990
6.5% 8/19/13	2,803,000	3,065,563
Deutsche Bank AG London Branch 2.375% 1/11/13	5,240,000	5,334,682
Iberbond 2004 PLC 4.826% 12/24/17 (j)	1,707,120	1,587,621
JPMorgan Chase & Co. 4.891% 9/1/15 (h)	2,440,000	2,426,663
MassMutual Global Funding II 3.625% 7/16/12 (d)	800,000	835,135
New York Life Global Fund:
2.25% 12/14/12 (d)	1,200,000	1,227,032
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
New York Life Global Fund: - continued
5.25% 10/16/12 (d)	$ 2,280,000	$ 2,466,372
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	270,000	260,550
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,278,836
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,906,597
Volkswagen International Finance NV 1.625% 8/12/13 (d)	1,089,000	1,091,430
		33,216,956
Insurance - 0.9%
Berkshire Hathaway, Inc. 2.125% 2/11/13	2,570,000	2,643,939
Metropolitan Life Global Funding I:
2.5% 1/11/13 (d)	2,105,000	2,151,436
2.875% 9/17/12 (d)	2,254,000	2,313,548
5.125% 4/10/13 (d)	1,300,000	1,416,074
5.125% 6/10/14 (d)	1,039,000	1,151,162
Prudential Financial, Inc. 3.625% 9/17/12	1,850,000	1,919,693
		11,595,852
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP 5.625% 12/15/10	2,925,000	2,953,762
Duke Realty LP 5.625% 8/15/11	1,010,000	1,032,173
Liberty Property LP 6.375% 8/15/12	1,358,000	1,458,243
Simon Property Group LP:
4.2% 2/1/15	484,000	517,319
5.3% 5/30/13	1,511,000	1,672,449
		7,633,946
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp. 3.7% 9/1/15	2,210,000	2,205,876
Countrywide Financial Corp. 5.8% 6/7/12	3,693,000	3,928,074
US Central Federal Credit Union 1.9% 10/19/12	1,810,000	1,855,860
		7,989,810
TOTAL FINANCIALS		179,841,884
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	1,783,000	1,902,201
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	$ 1,450,000	$ 1,529,630
Roche Holdings, Inc. 4.5% 3/1/12 (d)	1,600,000	1,683,326
Wyeth 5.5% 2/1/14	703,000	796,106
		4,009,062
TOTAL HEALTH CARE		5,911,263
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (d)	1,500,000	1,656,495
6.4% 12/15/11 (d)	1,320,000	1,395,885
		3,052,380
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	20,108	20,259
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	1,645,000	1,661,450
		1,681,709
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	3,030,000	3,109,107
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	1,330,000	1,352,770
5.45% 10/15/12	610,000	666,153
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (d)	980,000	989,318
		3,008,241
TOTAL INDUSTRIALS		10,851,437
INFORMATION TECHNOLOGY - 0.1%
Office Electronics - 0.1%
Xerox Corp. 5.5% 5/15/12	1,639,000	1,749,141
MATERIALS - 0.7%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	4,852,000	5,120,709
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	$ 774,000	$ 821,592
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	700,000	772,129
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	1,413,000	1,733,443
		3,327,164
TOTAL MATERIALS		8,447,873
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.0%
AT&T Broadband Corp. 8.375% 3/15/13	750,000	871,435
AT&T, Inc.:
4.95% 1/15/13	2,327,000	2,535,294
6.7% 11/15/13	470,000	544,357
Deutsche Telekom International Financial BV 5.375% 3/23/11	4,000,000	4,105,148
France Telecom SA:
4.375% 7/8/14	1,491,000	1,648,520
7.75% 3/1/11 (c)	1,446,000	1,496,546
SBC Communications, Inc. 5.875% 2/1/12	1,031,000	1,101,075
Telecom Italia Capital SA:
0.9456% 2/1/11 (h)	766,000	763,562
6.175% 6/18/14	3,100,000	3,399,255
Telefonica Emisiones SAU 2.582% 4/26/13	3,300,000	3,345,223
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,556,121
Verizon New York, Inc. 6.875% 4/1/12	2,651,000	2,864,459
		24,230,995
Wireless Telecommunication Services - 0.9%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,696,683
Verizon Wireless Capital LLC:
3.75% 5/20/11	3,531,000	3,608,527
5.25% 2/1/12	1,252,000	1,328,897
Vodafone Group PLC 5.5% 6/15/11	3,380,000	3,502,917
		11,137,024
TOTAL TELECOMMUNICATION SERVICES		35,368,019
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 1.5%
Electric Utilities - 1.0%
Commonwealth Edison Co. 5.4% 12/15/11	$ 992,000	$ 1,045,785
EDP Finance BV 5.375% 11/2/12 (d)	1,000,000	1,033,820
FirstEnergy Corp. 6.45% 11/15/11	2,045,000	2,147,763
FirstEnergy Solutions Corp. 4.8% 2/15/15	340,000	362,595
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,820,097
Progress Energy, Inc.:
6.05% 3/15/14	815,000	925,979
7.1% 3/1/11	2,181,000	2,248,323
Southern Co.:
0.9178% 10/21/11 (h)	1,173,000	1,177,616
4.15% 5/15/14	412,000	446,713
		12,208,691
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	2,260,000	2,314,419
Multi-Utilities - 0.3%
Dominion Resources, Inc. 6.3% 9/30/66 (h)	1,336,000	1,255,840
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,670,584
KeySpan Corp. 7.625% 11/15/10	790,000	801,056
NiSource Finance Corp. 7.875% 11/15/10	780,000	789,965
		4,517,445
TOTAL UTILITIES		19,040,555
TOTAL NONCONVERTIBLE BONDS (Cost $316,301,302)		328,030,302
U.S. Government and Government Agency Obligations - 46.2%

U.S. Government Agency Obligations - 10.1%
Fannie Mae:
0.625% 9/24/12	18,440,000	18,415,954
1% 9/23/13	21,518,000	21,549,330
2.5% 5/15/14	18,754,000	19,642,208
2.75% 3/13/14	1,060,000	1,121,174
4.625% 10/15/13	10,789,000	12,001,533
4.75% 11/19/12	3,826,000	4,163,388
Federal Home Loan Bank:
1.125% 5/18/12	5,060,000	5,107,088
1.625% 11/21/12	4,340,000	4,425,576
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Federal Home Loan Bank: - continued
1.75% 8/22/12	$ 2,400,000	$ 2,451,122
Freddie Mac:
0.875% 10/28/13	11,787,000	11,746,983
1.125% 7/27/12	13,977,000	14,110,480
1.75% 6/15/12	5,501,000	5,613,083
2.125% 3/23/12	595,000	609,552
2.125% 9/21/12	2,490,000	2,562,982
2.5% 4/23/14	1,200,000	1,259,011
4.125% 12/21/12	480,000	516,540
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		125,296,004
U.S. Treasury Obligations - 32.7%
U.S. Treasury Notes:
0.75% 5/31/12	42,050,000	42,268,660
0.75% 8/15/13	85,190,000	85,296,488
0.875% 1/31/12	92,589,000	93,229,157
1% 4/30/12	56,909,000	57,433,701
1.375% 2/15/13	26,139,000	26,631,145
1.75% 4/15/13	55,377,000	56,986,256
1.75% 7/31/15	2,553,000	2,606,664
1.875% 4/30/14	23,920,000	24,740,384
2.375% 9/30/14	3,667,000	3,858,373
2.375% 10/31/14	9,988,000	10,506,128
TOTAL U.S. TREASURY OBLIGATIONS		403,556,956
Other Government Related - 3.4%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (e)	1,200,000	1,240,891
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (e)	1,035,000	1,060,872
3.125% 6/15/12 (FDIC Guaranteed) (e)	959,000	1,001,916
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	2,440,000	2,492,340
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (e)	4,800,000	4,917,437
1.875% 11/15/12 (FDIC Guaranteed) (e)	2,900,000	2,971,520
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (e)	1,540,000	1,587,333
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (e)	3,700,000	3,800,599
2.625% 12/28/12 (FDIC Guaranteed) (e)	3,422,000	3,564,437
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
General Electric Capital Corp.: - continued
3% 12/9/11 (FDIC Guaranteed) (e)	$ 5,407,000	$ 5,571,259
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (e)	500,000	512,448
3.25% 6/15/12 (FDIC Guaranteed) (e)	459,000	479,971
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (e)	560,000	579,325
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (e)	1,782,000	1,841,784
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (e)	2,670,000	2,763,375
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (e)	7,700,000	7,950,797
TOTAL OTHER GOVERNMENT RELATED		42,336,304
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $564,443,681)		571,189,264
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 5.1%
1.741% 10/1/33 (h)	682,117	699,231
1.85% 10/1/33 (h)	73,990	76,304
1.946% 4/1/36 (h)	519,257	536,557
1.972% 1/1/35 (h)	2,694,542	2,790,015
1.975% 4/1/36 (h)	160,852	166,502
1.983% 3/1/35 (h)	53,226	55,079
2.02% 7/1/35 (h)	4,753,060	4,935,153
2.387% 5/1/33 (h)	17,394	18,130
2.582% 3/1/35 (h)	33,177	34,626
2.618% 7/1/35 (h)	282,586	295,701
2.621% 5/1/35 (h)	736,635	766,994
2.64% 5/1/35 (h)	1,524,359	1,595,440
2.688% 2/1/39 (h)	2,550,134	2,647,728
2.693% 12/1/34 (h)	443,751	464,576
2.747% 7/1/35 (h)	2,389,457	2,492,278
2.782% 10/1/35 (h)	103,990	107,920
2.798% 10/1/33 (h)	111,351	116,574
2.822% 12/1/33 (h)	434,189	452,631
2.827% 3/1/37 (h)	1,189,033	1,245,646
2.841% 11/1/36 (h)	138,731	145,263
2.844% 11/1/36 (h)	831,988	874,545
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.861% 2/1/35 (h)	$ 825,229	$ 859,081
3.011% 10/1/35 (h)	902,310	943,931
3.03% 7/1/35 (h)	278,038	290,648
3.058% 11/1/34 (h)	401,681	420,164
3.151% 8/1/35 (h)	482,093	505,238
3.2% 9/1/34 (h)	70,658	73,743
3.201% 1/1/40 (h)	1,239,453	1,292,051
3.295% 11/1/36 (h)	418,677	439,012
3.306% 7/1/35 (h)	754,311	788,672
3.33% 4/1/35 (h)	274,315	287,370
3.407% 10/1/37 (h)	923,786	966,299
3.5% 10/1/25 (f)	12,320,000	12,772,942
3.587% 12/1/39 (h)	356,981	373,667
3.603% 3/1/40 (h)	1,493,884	1,572,974
3.693% 10/1/35 (h)	218,145	230,732
3.774% 10/1/39 (h)	1,578,046	1,654,241
4.5% 8/1/18 to 7/1/20	9,520,288	10,176,436
4.65% 2/1/36 (h)	191,150	198,907
5.5% 11/1/16 to 6/1/19	4,668,563	5,049,580
6.5% 6/1/11 to 3/1/35	2,841,922	3,087,201
7% 1/1/16 to 11/1/18	111,194	119,977
7.5% 5/1/12 to 10/1/14	31,846	34,361
11.5% 11/1/15	354	355
TOTAL FANNIE MAE		62,654,475
Freddie Mac - 1.5%
1.948% 12/1/35 (h)	621,052	640,208
2.29% 7/1/36 (h)	467,275	485,860
2.52% 4/1/35 (h)	919,828	961,381
2.624% 1/1/35 (h)	154,551	161,449
2.626% 4/1/35 (h)	2,967,135	3,098,200
2.661% 4/1/35 (h)	390,121	410,005
2.664% 6/1/35 (h)	133,108	139,830
2.869% 6/1/35 (h)	251,782	265,087
3.019% 11/1/35 (h)	457,350	480,177
3.12% 1/1/35 (h)	93,057	97,522
3.332% 6/1/37 (h)	462,945	487,750
3.338% 1/1/36 (h)	371,277	388,822
3.518% 12/1/39 (h)	1,121,355	1,174,108
3.542% 4/1/40 (h)	969,472	1,015,343
3.586% 4/1/40 (h)	852,340	894,334
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.587% 8/1/34 (h)	$ 184,917	$ 194,216
3.738% 8/1/36 (h)	291,183	306,496
4.5% 8/1/18 to 11/1/18	5,489,824	5,865,320
4.722% 11/1/35 (h)	689,447	722,018
4.914% 9/1/35 (h)	493,966	515,088
8.5% 5/1/26 to 7/1/28	100,506	116,208
12% 11/1/19	4,939	5,510
TOTAL FREDDIE MAC		18,424,932
Ginnie Mae - 0.0%
7% 1/15/25 to 6/15/32	430,746	481,354
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $79,418,755)		81,560,761
Asset-Backed Securities - 10.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	501,581	359,248
Series 2005-1 Class M1, 0.7338% 4/25/35 (h)	230,636	132,413
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0138% 3/25/34 (h)	11,401	10,941
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (h)	24,667	21,979
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (h)	2,628	102
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (h)	21,600	784
Class M5, 0.6538% 4/25/36 (h)	5,387	59
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7463% 10/20/14 (h)	10,571	1,956
Series 2007-A4 Class A4, 0.2963% 4/22/13 (h)	42,095	41,848
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (d)	2,040,000	2,075,037
Series 2009-A Class A3, 2.33% 6/17/13 (d)	550,000	561,323
Series 2010-1 Class A4, 2.3% 12/15/14	1,800,000	1,845,049
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (d)(h)	3,370,000	3,434,708
Series 2010-3 Class A, 2.88% 4/15/15 (d)	1,180,000	1,212,017
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	876,092	876,377
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,150,958
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 6/8/12	$ 126,464	$ 126,939
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8138% 4/25/34 (h)	19,477	2,153
Series 2005-R2 Class M1, 0.7138% 4/25/35 (h)	262,030	203,283
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (h)	82,560	56,091
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (h)	184,337	63,449
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(d)(h)	432,000	4
Bank of America Auto Trust:
Series 2009-1A:
Class A2, 1.7% 12/15/11 (d)	140,768	140,897
Class A3, 2.67% 7/15/13 (d)	2,010,000	2,041,436
Class A4, 3.52% 6/15/16 (d)	1,100,000	1,153,713
Series 2009-2A Class A3, 2.13% 9/15/13 (d)	900,000	911,800
Series 2009-3A Class A3, 1.67% 12/15/13 (d)	2,000,000	2,022,256
Series 2010-2 Class A3, 1.31% 7/15/14	2,250,000	2,270,400
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	3,980,000	4,028,819
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,187,509	1,199,721
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (h)	1,302,257	1,300,004
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (h)	278,439	264,517
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (h)	16,713	16,458
Capital Auto Receivables Asset Trust:
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,122,754
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (d)(h)	660,575	660,729
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	1,217,554	1,248,487
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	1,900,000	1,982,710
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (h)	830,000	830,017
Series 2008-A3 Class A3, 5.05% 2/15/16	700,000	770,611
Series 2009-A2 Class A2, 3.2% 4/15/14	3,572,000	3,644,042
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,090,347
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (d)(h)	703,061	140,612
Class B, 1.0163% 7/20/39 (d)(h)	373,480	18,674
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1: - continued
Class C, 1.3663% 7/20/39 (d)(h)	$ 478,070	$ 9,561
CarMax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,074,664
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (h)	144,785	14,825
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (h)	54,000	2,216
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (h)	23,652	1,403
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (h)	228,766	87,115
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.4463% 5/20/17 (d)(h)	18,291	16,403
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	1,700,000	1,726,010
Series 2007-A17 Class A, 5.12% 10/15/14	900,000	980,620
Series 2008-9 Class A, 4.26% 5/15/13	1,330,000	1,364,919
Series 2009-A3 Class A3, 2.4% 6/17/13	4,010,000	4,068,376
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	1,290,000	1,294,601
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	1,200,000	1,240,458
Series 2007-B6 Class B6, 5% 11/8/12	3,410,000	3,433,069
Series 2008-A5 Class A5, 4.85% 4/22/15	1,400,000	1,534,677
Series 2009-A3 Class A3, 2.7% 6/24/13	1,665,000	1,693,707
Series 2009-A5 Class A5, 2.25% 12/23/14	4,500,000	4,625,690
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (d)	981,138	984,772
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (h)	97,135	4,391
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	41,917	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (h)	31,876	13,626
Series 2004-2 Class 3A4, 0.5138% 7/25/34 (h)	86,799	49,148
Series 2004-3 Class M4, 1.2338% 4/25/34 (h)	20,061	7,227
Series 2004-4 Class M2, 1.0588% 6/25/34 (h)	74,616	39,139
Series 2005-3 Class MV1, 0.6838% 8/25/35 (h)	154,238	145,207
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (h)	23,433	22,836
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (d)	169,157	170,117
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8288% 5/28/35 (h)	159,655	122,685
Class AB3, 0.7759% 5/28/35 (h)	67,441	50,581
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (h)	$ 36,914	$ 16,831
Series 2006-2 Class M1, 0.5738% 7/25/36 (h)	1,430,000	47,769
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (h)	571,298	204,714
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5438% 10/25/35 (h)	438,002	409,884
Ford Credit Auto Lease Trust Series 2010-A Class A2, 1.04% 3/15/13 (d)	1,200,000	1,202,291
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,091,106
Series 2006-C Class B, 5.3% 6/15/12	750,000	776,563
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	517,283
Class C, 5.8% 2/15/13	775,000	818,557
Series 2008-B Class A3A, 4.28% 5/15/12	1,710,136	1,732,253
Series 2009-B:
Class A2, 2.4604% 11/15/11	109,165	109,288
Class A3, 2.79% 8/15/13	1,310,000	1,335,076
Series 2009-C Class A4, 4.43% 11/15/14	1,000,000	1,074,979
Series 2009-D Class A3, 2.17% 10/15/13	700,000	710,580
Series 2009-E Class A3, 1.51% 1/15/14	1,300,000	1,311,977
Series 2010-B Class A3, 0.98% 10/15/14	1,210,000	1,214,616
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (h)	1,200,000	1,192,863
Class B, 0.8259% 6/15/13 (h)	98,000	96,492
Series 2010-1 Class A, 1.9259% 12/15/14 (d)(h)	2,400,000	2,452,629
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,460,300	1,462,098
Class C, 5.43% 2/16/15	1,845,000	1,819,874
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2138% 11/25/34 (h)	104,293	16,215
Class M5, 1.2638% 11/25/34 (h)	66,415	8,147
Series 2005-A:
Class M3, 0.7538% 1/25/35 (h)	120,398	41,848
Class M4, 0.9438% 1/25/35 (h)	46,138	5,062
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (d)(h)	298,000	203,385
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	737,400	589,920
GE Business Loan Trust Series 2003-1 Class A, 0.7059% 4/15/31 (d)(h)	34,849	30,667
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	$ 3,000,000	$ 3,049,553
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6063% 4/20/32 (h)	54,182	53,452
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (h)	278,359	172,700
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (h)	115,495	6,953
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (h)	25,810	588
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (d)(h)	1,018,100	264,706
Series 2006-3:
Class B, 0.6638% 9/25/46 (d)(h)	783,117	156,623
Class C, 0.8138% 9/25/46 (d)(h)	1,943,752	291,563
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5538% 8/25/33 (h)	103,086	71,295
Series 2003-5 Class A2, 0.9638% 12/25/33 (h)	44,160	24,853
Series 2004-1 Class M2, 1.9638% 6/25/34 (h)	137,154	69,923
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (h)	18,891	18,510
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (h)	181,719	174,964
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (h)	11,886	11,658
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	900,000	914,381
Series 2010-1 Class A4, 1.98% 5/23/16	510,000	522,299
Series 2010-2 Class A3, 1.35% 5/20/13	1,470,000	1,484,009
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	2,947,887	2,954,487
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (h)	101,891	77,970
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (h)	157,118	48,702
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	700,000	710,760
Hyundai Auto Receivables Trust Series 2006-B Class C, 5.25% 5/15/13	201,894	203,272
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	1,760,000	1,775,708
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (d)	162,576	163,012
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (h)	157,766	120,002
Class MV1, 0.4938% 11/25/36 (h)	128,153	71,674
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8672% 12/27/29 (h)	105,585	87,920
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (h)	$ 19,958	$ 13,582
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (d)	325,893	332,021
Series 2006-1A:
Class B, 5.827% 4/20/28 (d)	108,227	102,122
Class C, 6.125% 4/20/28 (d)	108,227	92,933
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (h)	57,024	3,431
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (h)	99,598	5,440
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	920,000	932,772
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (h)	232,430	201,584
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (h)	203,836	143,851
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (h)	138,792	92,596
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (h)	88,129	43,071
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (h)	50,738	26,064
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (h)	52,840	6,203
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	1,508,000	215,644
Series 2006-1 Class AIO, 5.5% 4/25/11 (i)	1,250,852	32,101
Series 2006-2 Class AIO, 6% 8/25/11 (i)	700,000	34,262
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	5,140,000	398,350
Series 2006-4:
Class A1, 0.2938% 3/25/25 (h)	55,823	55,057
Class AIO, 6.35% 2/27/12 (i)	880,000	74,391
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7338% 2/25/36 (h)	37,735	4,877
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	107,112	107,173
Class A3, 2.92% 12/15/11	1,250,000	1,263,174
Series 2009-B Class A3, 2.07% 1/15/15	1,420,000	1,436,256
Series 2010-A Class A2, 1.1% 3/15/13	1,060,000	1,062,391
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (h)	4,767	4,750
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0738% 10/30/45 (h)	1,249,554	1,257,914
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(d)(h)	$ 149,000	$ 55,130
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (h)	797,630	344,078
Class M4, 1.7138% 9/25/34 (h)	1,086,724	172,902
Series 2004-WWF1 Class M4, 1.3638% 12/25/34 (h)	1,905,000	289,301
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (h)	97,891	82,811
Class M3, 0.8238% 1/25/36 (h)	60,718	38,941
Class M4, 1.0938% 1/25/36 (h)	187,294	58,937
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (h)	913,983	13,553
Class M9, 2.1438% 5/25/35 (h)	36,929	91
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (d)(h)	461,052	459,268
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	166,988	151,937
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (h)	648	542
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	2,800,000	2,800,000
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (h)	211,570	138,731
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (d)(h)	88,308	82,405
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7371% 6/15/21 (h)	1,800,000	1,567,802
Series 2004-A:
Class B, 1.1171% 6/15/33 (h)	397,498	190,670
Class C, 1.4871% 6/15/33 (h)	1,181,000	71,276
Series 2004-B Class C, 1.4071% 9/15/33 (h)	1,900,000	848,114
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (h)	9,494	2,259
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (h)	1,915,000	1,912,986
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (h)	86,903	54,540
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	800,000	803,823
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	1,690,000	1,705,334
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (d)	$ 3,615,000	$ 3,654,166
Series 2006-2A Class D, 5.54% 12/20/12 (d)	2,245,000	2,281,889
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,675,799
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	112,639	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (d)(h)	888,516	880,568
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	4,400,000	4,423,646
Series 2007-A5A Class A5, 1.0259% 10/15/14 (d)(h)	220,000	220,081
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	961	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (d)(h)	1,390,735	458,942
TOTAL ASSET-BACKED SECURITIES (Cost $143,228,032)		133,190,801
Collateralized Mortgage Obligations - 4.4%

Private Sponsor - 1.6%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (d)(h)	3,300,000	3,276,177
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (d)(h)	180,708	108,425
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (d)	1,129,856	1,146,202
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (h)	873,912	883,670
Banc of America Mortgage Securities, Inc. Series 2004-B Class 1A1, 2.9237% 3/25/34 (h)	7,467	6,596
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (h)	1,769	1,753
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (h)	7,150	7,096
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.6847% 10/18/54 (d)(h)	362,000	354,108
Class C2, 0.9947% 10/18/54 (d)(h)	121,000	116,813
Class M2, 0.7747% 10/18/54 (d)(h)	208,000	200,408
Series 2007-1A Class A2, 0.6047% 10/18/54 (d)(h)	696,352	692,323
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (d)(h)	$ 311,000	$ 293,802
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (d)(h)	1,368,278	1,339,976
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (d)(h)	395,000	389,075
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8663% 12/20/54 (d)(h)	762,000	335,280
Series 2006-2 Class C1, 0.7363% 12/20/54 (h)	3,254,000	1,448,030
Series 2006-3 Class C2, 0.7663% 12/20/54 (h)	142,000	64,096
Series 2006-4:
Class B1, 0.3563% 12/20/54 (h)	381,000	283,845
Class C1, 0.6463% 12/20/54 (h)	233,000	102,520
Class M1, 0.4363% 12/20/54 (h)	100,000	64,500
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (h)	235,000	104,575
Class 1M1, 0.4163% 12/20/54 (h)	153,000	97,920
Class 2C1, 0.6963% 12/20/54 (h)	107,000	47,615
Class 2M1, 0.5163% 12/20/54 (h)	196,000	125,440
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (h)	272,000	118,320
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (h)	54,183	29,795
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (h)	48,864	30,688
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (d)(h)	2,500,000	2,496,440
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (h)	143,353	89,854
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (h)	199,787	133,329
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (d)(h)	26,395	22,700
Class C, 0.466% 6/15/22 (d)(h)	161,633	137,388
Class D, 0.476% 6/15/22 (d)(h)	62,186	51,614
Class E, 0.486% 6/15/22 (d)(h)	99,468	75,596
Class F, 0.516% 6/15/22 (d)(h)	179,345	127,335
Class G, 0.586% 6/15/22 (d)(h)	37,282	25,352
Class H, 0.606% 6/15/22 (d)(h)	74,650	47,030
Class J, 0.646% 6/15/22 (d)(h)	87,091	46,158
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (h)	310,176	21,420
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6434% 7/10/35 (d)(h)	$ 123,129	$ 68,558
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (d)(h)	34,805	27,589
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (h)	5,120	2,678
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (h)	415,454	237,098
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (h)	1,898,904	1,864,815
Series 2006-5 Class A1, 0.3838% 10/25/46 (h)	868,199	851,016
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (d)(h)	1,467,972	1,225,469
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (h)	173,306	156,290
TOTAL PRIVATE SPONSOR		19,376,777
U.S. Government Agency - 2.8%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	314,664	324,109
Series 2006-64 Class PA, 5.5% 2/25/30	1,972,348	2,036,159
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	1,066,683	1,147,731
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	648,703	717,236
Series 2003-76 Class BA, 4.5% 3/25/18	1,546,308	1,636,009
Series 2008-76 Class EF, 0.7638% 9/25/23 (h)	541,754	542,440
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	294,322	324,933
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5059% 2/15/19 (h)	3,251,018	3,251,377
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	807,218	860,640
Series 2690 Class PD, 5% 2/15/27	521,003	521,499
Series 2755 Class LC, 4% 6/15/27	582,352	586,965
Series 2901 Class UM, 4.5% 1/15/30	2,147,728	2,226,745
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	459,744	482,937
Series 2635 Class DG, 4.5% 1/15/18	1,755,177	1,853,032
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2780 Class A, 4% 12/15/14	$ 529,742	$ 532,696
Series 2867 Class EA, 4.5% 11/15/18	492,483	515,984
Series 2970 Class YA, 5% 9/15/18	458,349	474,068
Series 3427 Class FX, 0.4259% 8/15/18 (h)	2,031,191	2,029,915
Series 3555:
Class CM, 4% 12/15/14	6,967,001	7,208,027
Class KH, 4% 12/15/14	7,255,524	7,561,927
TOTAL U.S. GOVERNMENT AGENCY		34,834,429
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,881,377)		54,211,206
Commercial Mortgage Securities - 4.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9725% 2/3/11 (d)(h)(i)	14,132,606	34,075
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.387% 2/14/43 (h)(i)	2,806,466	82,714
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-5 Class A1, 5.185% 9/10/47	264,230	266,203
Series 2007-3 Class A1, 5.6578% 6/10/49 (h)	1,054,908	1,084,108
Banc of America Commercial Mortgage, Inc.:
Series 2004-6 Class XP, 0.5049% 12/10/42 (h)(i)	8,251,244	46,255
Series 2005-4 Class XP, 0.1825% 7/10/45 (h)(i)	11,560,569	49,842
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (d)(h)	78,149	54,704
Class G, 0.8059% 3/15/22 (d)(h)	50,652	32,924
Series 2006-BIX1:
Class F, 0.5859% 10/15/19 (d)(h)	201,139	161,776
Class G, 0.6059% 10/15/19 (d)(h)	137,009	95,440
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (d)(h)	10,392	6,131
Series 2004-1:
Class A, 0.6238% 4/25/34 (d)(h)	506,023	399,758
Class B, 2.1638% 4/25/34 (d)(h)	61,303	30,652
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M1, 0.8238% 4/25/34 (d)(h)	$ 35,496	$ 24,137
Class M2, 1.4638% 4/25/34 (d)(h)	34,237	19,515
Series 2004-2:
Class A, 0.6938% 8/25/34 (d)(h)	419,992	331,793
Class M1, 0.8438% 8/25/34 (d)(h)	149,682	94,300
Series 2004-3:
Class A1, 0.6338% 1/25/35 (d)(h)	746,647	582,385
Class A2, 0.6838% 1/25/35 (d)(h)	113,806	73,974
Class M1, 0.7638% 1/25/35 (d)(h)	40,291	25,988
Class M2, 1.2638% 1/25/35 (d)(h)	26,072	16,165
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (d)(h)	168,824	125,942
Class M1, 0.6938% 8/25/35 (d)(h)	12,526	7,204
Class M2, 0.7438% 8/25/35 (d)(h)	20,660	11,413
Class M3, 0.7638% 8/25/35 (d)(h)	11,431	5,821
Class M4, 0.8738% 8/25/35 (d)(h)	10,493	4,988
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (d)(h)	92,007	68,481
Class A2, 0.6638% 11/25/35 (d)(h)	59,649	38,474
Class M1, 0.7038% 11/25/35 (d)(h)	10,882	5,536
Class M2, 0.7538% 11/25/35 (d)(h)	13,816	6,509
Class M3, 0.7738% 11/25/35 (d)(h)	12,365	5,609
Class M4, 0.8638% 11/25/35 (d)(h)	15,405	6,614
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (d)(h)	1,067,184	682,998
Class B1, 1.6638% 1/25/36 (d)(h)	71,808	23,697
Class M1, 0.7138% 1/25/36 (d)(h)	335,648	174,537
Class M2, 0.7338% 1/25/36 (d)(h)	127,368	62,410
Class M3, 0.7638% 1/25/36 (d)(h)	136,887	62,968
Class M4, 0.8738% 1/25/36 (d)(h)	70,045	28,018
Class M5, 0.9138% 1/25/36 (d)(h)	70,045	26,967
Class M6, 0.9638% 1/25/36 (d)(h)	71,082	25,589
Series 2006-1:
Class A2, 0.6238% 4/25/36 (d)(h)	32,580	21,829
Class M1, 0.6438% 4/25/36 (d)(h)	11,652	5,812
Class M2, 0.6638% 4/25/36 (d)(h)	12,312	5,905
Class M3, 0.6838% 4/25/36 (d)(h)	10,593	4,590
Class M4, 0.7838% 4/25/36 (d)(h)	6,003	2,284
Class M5, 0.8238% 4/25/36 (d)(h)	5,826	2,224
Class M6, 0.9038% 4/25/36 (d)(h)	11,617	4,466
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (d)(h)	$ 323,621	$ 249,997
Class A2, 0.5438% 7/25/36 (d)(h)	29,216	19,882
Class B1, 1.1338% 7/25/36 (d)(h)	10,939	2,835
Class B3, 2.9638% 7/25/36 (d)(h)	16,527	3,062
Class M1, 0.5738% 7/25/36 (d)(h)	30,654	14,573
Class M2, 0.5938% 7/25/36 (d)(h)	21,628	9,888
Class M3, 0.6138% 7/25/36 (d)(h)	17,940	7,364
Class M4, 0.6838% 7/25/36 (d)(h)	12,114	4,820
Class M5, 0.7338% 7/25/36 (d)(h)	14,890	5,354
Class M6, 0.8038% 7/25/36 (d)(h)	22,216	6,929
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (d)(h)	19,446	3,889
Class B2, 1.6138% 10/25/36 (d)(h)	14,026	2,455
Class B3, 2.8638% 10/25/36 (d)(h)	22,824	3,652
Class M4, 0.6938% 10/25/36 (d)(h)	21,492	6,877
Class M5, 0.7438% 10/25/36 (d)(h)	25,729	7,204
Class M6, 0.8238% 10/25/36 (d)(h)	50,361	12,087
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (d)(h)	91,457	67,998
Class A2, 0.5338% 12/25/36 (d)(h)	414,561	263,537
Class B1, 0.9638% 12/25/36 (d)(h)	14,492	3,497
Class B2, 1.5138% 12/25/36 (d)(h)	14,996	2,924
Class B3, 2.7138% 12/25/36 (d)(h)	24,765	2,786
Class M1, 0.5538% 12/25/36 (d)(h)	29,373	13,761
Class M2, 0.5738% 12/25/36 (d)(h)	20,027	8,592
Class M3, 0.6038% 12/25/36 (d)(h)	20,027	7,837
Class M4, 0.6638% 12/25/36 (d)(h)	24,033	8,556
Class M5, 0.7038% 12/25/36 (d)(h)	22,030	7,398
Class M6, 0.7838% 12/25/36 (d)(h)	20,027	6,379
Series 2007-1:
Class A2, 0.5338% 3/25/37 (d)(h)	456,629	287,676
Class B1, 0.9338% 3/25/37 (d)(h)	145,795	32,075
Class B2, 1.4138% 3/25/37 (d)(h)	106,891	19,775
Class B3, 3.6138% 3/25/37 (d)(h)	297,347	44,602
Class M1, 0.5338% 3/25/37 (d)(h)	124,862	56,188
Class M2, 0.5538% 3/25/37 (d)(h)	94,531	36,867
Class M3, 0.5838% 3/25/37 (d)(h)	82,096	28,734
Class M4, 0.6338% 3/25/37 (d)(h)	61,925	19,816
Class M5, 0.6838% 3/25/37 (d)(h)	103,518	30,020
Class M6, 0.7638% 3/25/37 (d)(h)	142,757	34,975
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (d)(h)	$ 72,329	$ 50,630
Class A2, 0.5838% 7/25/37 (d)(h)	67,744	35,227
Class B1, 1.8638% 7/25/37 (d)(h)	21,226	3,184
Class B2, 2.5138% 7/25/37 (d)(h)	18,395	2,759
Class B3, 3.6138% 7/25/37 (d)(h)	20,688	2,689
Class M1, 0.6338% 7/25/37 (d)(h)	24,145	9,175
Class M2, 0.6738% 7/25/37 (d)(h)	13,549	4,065
Class M3, 0.7538% 7/25/37 (d)(h)	13,722	3,156
Class M4, 0.9138% 7/25/37 (d)(h)	26,420	5,284
Class M5, 1.0138% 7/25/37 (d)(h)	23,363	3,972
Class M6, 1.2638% 7/25/37 (d)(h)	29,651	4,596
Series 2007-3:
Class A2, 0.5538% 7/25/37 (d)(h)	116,103	70,846
Class B1, 1.2138% 7/25/37 (d)(h)	99,915	22,661
Class B2, 1.8638% 7/25/37 (d)(h)	255,760	55,884
Class B3, 4.2638% 7/25/37 (d)(h)	133,167	27,472
Class M1, 0.5738% 7/25/37 (d)(h)	87,714	39,348
Class M2, 0.6038% 7/25/37 (d)(h)	92,219	34,112
Class M3, 0.6338% 7/25/37 (d)(h)	149,274	48,156
Class M4, 0.7638% 7/25/37 (d)(h)	236,053	70,887
Class M5, 0.8638% 7/25/37 (d)(h)	117,673	33,278
Class M6, 1.0638% 7/25/37 (d)(h)	91,898	22,028
Series 2007-4A:
Class A2, 0.8138% 9/25/37 (d)(h)	914,354	411,459
Class B1, 2.8138% 9/25/37 (d)(h)	151,410	15,141
Class B2, 3.7138% 9/25/37 (d)(h)	567,730	51,096
Class M1, 1.2138% 9/25/37 (d)(h)	141,684	38,255
Class M2, 1.3138% 9/25/37 (d)(h)	141,684	32,587
Class M4, 1.8638% 9/25/37 (d)(h)	373,380	67,208
Class M5, 2.0138% 9/25/37 (d)(h)	373,380	56,007
Class M6, 2.2138% 9/25/37 (d)(h)	373,473	44,817
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	4,004,620	134,155
Series 2006-2A Class IO, 2.4155% 7/25/36 (c)(d)(i)	11,459,869	701,344
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (d)(h)	102,211	74,713
Class H, 0.9259% 3/15/19 (d)(h)	68,774	38,624
Class J, 1.1259% 3/15/19 (d)(h)	51,667	27,874
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (d)(h)	$ 52,963	$ 30,719
Class E, 0.5759% 3/15/22 (d)(h)	275,033	151,268
Class F, 0.6259% 3/15/22 (d)(h)	168,653	86,013
Class G, 0.6759% 3/15/22 (d)(h)	43,346	20,806
Class H, 0.8259% 3/15/22 (d)(h)	52,963	21,185
Class J, 0.9759% 3/15/22 (d)(h)	52,963	16,948
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,009,175	1,030,042
Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (d)(h)(i)	5,302,941	8,928
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (d)(h)(i)	13,091,471	68,882
Series 2004-PWR6 Class X2, 0.6184% 11/11/41 (d)(h)(i)	5,692,059	68,594
Series 2005-PWR9 Class X2, 0.3576% 9/11/42 (d)(h)(i)	31,776,227	329,780
Series 2007-T28 Class A1, 5.422% 9/11/42	555,729	574,698
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (d)(h)	117,413	69,332
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (d)(h)(i)	28,293,428	790,018
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6019% 8/15/21 (d)(h)	56,376	45,538
Class H, 0.6419% 8/15/21 (d)(h)	45,122	33,770
Series 2004-C2 Class XP, 0.9111% 10/15/41 (d)(h)(i)	6,368,986	70,568
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.4261% 10/15/48 (h)(i)	54,496,184	706,816
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	2,390,268	2,531,929
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5859% 4/15/17 (d)(h)	120,571	94,045
Class E, 0.6459% 4/15/17 (d)(h)	38,383	28,787
Class F, 0.6859% 4/15/17 (d)(h)	21,773	15,023
Class G, 0.8259% 4/15/17 (d)(h)	21,773	13,717
Class H, 0.8959% 4/15/17 (d)(h)	21,773	11,322
Class J, 1.1259% 4/15/17 (d)(h)	16,697	6,679
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class F, 0.7259% 11/15/17 (d)(h)	$ 31,107	$ 25,508
Class G, 0.7759% 11/15/17 (d)(h)	21,562	15,093
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	334,979	341,354
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	1,375,000	1,379,411
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (d)(h)(i)	1,852,854	6,751
Series 2005-LP5 Class XP, 0.2886% 5/10/43 (h)(i)	7,746,587	37,288
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	87,885	87,938
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6707% 12/15/39 (h)(i)	41,879,925	620,648
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (h)(i)	15,234,161	119,386
Series 2001-SPGA Class A2, 6.515% 8/13/18 (d)	2,280,000	2,364,798
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (d)(h)(i)	9,364,359	45,482
Series 2005-C1 Class ASP, 0.321% 2/15/38 (d)(h)(i)	12,861,850	61,589
Series 2005-C2 Class ASP, 0.5228% 4/15/37 (d)(h)(i)	11,266,335	94,282
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (d)(h)	236,650	134,891
0.5459% 2/15/22 (d)(h)	84,521	38,880
Class F, 0.5959% 2/15/22 (d)(h)	169,020	69,298
Series 2010-16 Class A1, 3% 6/25/50	980,000	980,000
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,376,175
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 1.0321% 5/15/33 (d)(h)(i)	9,612,025	42,479
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	1,247,385	1,304,680
Series 2004-C3 Class X2, 0.6312% 12/10/41 (h)(i)	6,634,463	45,772
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class XP, 0.8232% 1/5/36 (d)(h)(i)	10,593,922	24,866
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(h)(i)	28,028,981	250,150
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(i)	89,769,535	934,366
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7353% 6/6/20 (d)(h)	$ 105,970	$ 85,004
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (d)(h)	720,000	640,800
Class D, 0.6653% 3/6/20 (d)(h)	215,000	189,200
Class E, 0.7353% 3/6/20 (d)(h)	360,000	313,200
Class F, 0.7753% 3/6/20 (d)(h)	180,000	155,700
Class G, 0.8153% 3/6/20 (d)(h)	90,000	75,600
Class H, 0.9453% 3/6/20 (d)(h)	150,000	126,750
Class J, 1.1453% 3/6/20 (d)(h)	215,000	178,450
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	475,000	487,373
Series 2006-GG6 Class A2, 5.506% 4/10/38	663,593	673,669
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	770,000	789,886
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	70,583	70,887
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	1,275,000	1,282,037
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.7173% 1/12/38 (d)(h)(i)	2,480,002	4,800
Series 2003-LN1 Class X2, 0.6581% 10/15/37 (d)(h)(i)	17,121,765	377
Series 2004-C1 Class X2, 0.9177% 1/15/38 (d)(h)(i)	2,183,601	9,267
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (d)(h)(i)	2,599,975	14,413
Series 2006-LDP7 Class A2, 5.8595% 4/15/45 (h)	610,160	622,106
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5059% 11/15/18 (d)(h)	25,818	14,716
Class E, 0.5559% 11/15/18 (d)(h)	36,586	20,488
Class F, 0.6059% 11/15/18 (d)(h)	54,873	28,534
Class G, 0.6359% 11/15/18 (d)(h)	47,691	23,845
Class H, 0.7759% 11/15/18 (d)(h)	36,586	16,098
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (h)	402,448	407,712
Series 2008-C2 Class A1, 5.017% 2/12/51	42,300	42,464
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3,034,890	3,062,171
Series 2006-C6 Class A1, 5.23% 9/15/39	430,842	431,179
Series 2006-C7 Class A1, 5.279% 11/15/38	140,834	143,402
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	260,049	264,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (d)(h)(i)	$ 5,448,529	$ 30,655
Series 2004-C6 Class XCP, 0.5835% 8/15/36 (d)(h)(i)	6,498,302	41,687
Series 2005-C7 Class XCP, 0.1544% 11/15/40 (h)(i)	58,960,313	255,929
Series 2006-C1 Class XCP, 0.3415% 2/15/41 (h)(i)	45,412,331	372,654
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(i)	23,974,011	389,230
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (h)(i)	9,621,373	112,078
Series 2007-C2 Class XCP, 0.5279% 2/15/40 (h)(i)	43,304,467	664,698
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (d)(h)(i)	11,512,708	25,440
Series 2001-WM, 6.754% 7/14/16 (d)	1,085,000	1,107,046
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6159% 9/15/21 (d)(h)	145,070	108,216
Class G, 0.6359% 9/15/21 (d)(h)	286,588	198,451
Class H, 0.6759% 9/15/21 (d)(h)	73,934	32,229
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	290,453	290,228
Series 2005-MCP1 Class XP, 0.6472% 6/12/43 (h)(i)	9,244,452	152,496
Series 2005-MKB2 Class XP, 0.2196% 9/12/42 (h)(i)	4,440,836	26,491
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	218,394	221,681
Series 2007-8 Class A1, 4.622% 8/12/49	445,620	455,179
Series 2007-9 Class A2, 5.59% 9/12/49	952,000	992,182
Series 2006-4 Class XP, 0.6254% 12/12/49 (h)(i)	18,784,797	341,440
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.472% 7/15/19 (d)(h)	104,414	13,052
Series 2007-XCLA Class A1, 0.472% 7/17/17 (d)(h)	321,186	176,653
Series 2007-XLCA Class B, 0.772% 7/17/17 (d)(h)	197,763	13,843
Series 2007-XLFA:
Class D, 0.462% 10/15/20 (d)(h)	84,694	19,056
Class E, 0.522% 10/15/20 (d)(h)	105,926	13,241
Class F, 0.572% 10/15/20 (d)(h)	63,569	6,357
Class G, 0.612% 10/15/20 (d)(h)	78,581	5,894
Class H, 0.702% 10/15/20 (d)(h)	49,464	1,237
Class J, 0.852% 10/15/20 (d)(h)	56,462	1,412
Class MHRO, 0.962% 10/15/20 (d)(h)	22,048	4,410
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.272% 10/15/20 (d)(h)	$ 7,257	$ 5,443
Class MSTR, 0.972% 10/15/20 (d)(h)	13,611	2,722
Class NHRO, 1.162% 10/15/20 (d)(h)	32,202	4,508
Class NSTR, 1.122% 10/15/20 (d)(h)	12,676	1,775
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (d)(h)(i)	5,217,543	43,162
Series 2006-T23 Class A1, 5.682% 8/12/41	144,714	146,753
Series 2007-HQ11 Class A1, 5.246% 2/12/44	451,632	460,089
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,425,000	2,545,612
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (d)(h)(i)	10,847,649	78,830
Series 2005-HQ5 Class X2, 0.1695% 1/14/42 (h)(i)	10,790,392	54,563
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (d)(h)(i)	10,441,698	148,656
Series 2005-TOP17 Class X2, 0.587% 12/13/41 (h)(i)	7,791,419	101,387
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (d)(h)	269,743	6,744
Class D, 0.972% 7/17/17 (d)(h)	126,510	3,163
Class E, 1.072% 7/17/17 (d)(h)	103,244	2,581
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3353% 3/12/35 (d)(h)(i)	8,469,128	57,152
Series 2003-TOP9 Class X2, 1.473% 11/13/36 (d)(h)(i)	4,691,733	28,994
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (h)	1,123,255	1,123,139
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (d)(h)	161,978	161,056
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (d)(h)	176,861	104,945
Class F, 0.6119% 8/11/18 (d)(h)	238,334	99,535
Class G, 0.6319% 8/11/18 (d)(h)	225,785	91,673
Class J, 0.8719% 8/11/18 (d)(h)	50,198	12,854
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (d)(h)	11,855	6,520
Class AP2, 1.0759% 6/15/20 (d)(h)	19,414	9,707
Class F, 0.7559% 6/15/20 (d)(h)	376,985	94,246
Class LXR2, 1.0759% 6/15/20 (d)(h)	257,008	128,504
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30 Class A1, 5.031% 12/15/43	$ 274,043	$ 276,764
Series 2007-C31 Class A1, 5.14% 4/15/47	205,455	207,702
Series 2005-C18 Class XP, 0.3216% 4/15/42 (d)(h)(i)	15,870,002	87,553
Series 2006-C23 Class X, 0.081% 1/15/45 (d)(h)(i)	232,720,308	730,113
Series 2007-C30 Class XP, 0.4367% 12/15/43 (d)(h)(i)	46,333,083	632,683
Series 2007-C31A Class A2, 5.421% 4/15/47	450,000	465,855
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (d)	1,040,000	1,056,164
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $56,591,128)		50,977,120
Municipal Securities - 0.2%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $1,780,000)	1,780,000	1,777,223
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $3,743,138)	3,750,000	3,835,583
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $2,883,183)	2,885,000	2,960,884
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $4,722,000)	$ 4,722,033	$ 4,722,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,225,992,596)		1,232,455,144
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,848,113
NET ASSETS - 100%		$ 1,235,303,257
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	$ 74,165	(43,708)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	1,009	(929)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)	Oct. 2034	97,373	(53,727)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	71,983	(57,524)
		$ 244,530	$ (155,888)
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,075,653 or 12.1% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $42,336,304 or 3.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,587,621 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,655,957
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,722,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 367,628
Bank of America NA	551,811
Barclays Capital, Inc.	1,103,621
Goldman, Sachs & Co.	183,937
Merrill Lynch Government Securities, Inc.	331,086
Mizuho Securities USA, Inc.	1,471,495
Morgan Stanley & Co., Inc.	712,422
$ 4,722,000
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 328,030,302	$ -	$ 328,030,302	$ -
U.S. Government and Government Agency Obligations	571,189,264	-	571,189,264	-
U.S. Government Agency - Mortgage Securities	81,560,761	-	81,560,761	-
Asset-Backed Securities	133,190,801	-	126,261,774	6,929,027
Collateralized Mortgage Obligations	54,211,206	-	53,700,154	511,052
Commercial Mortgage Securities	50,977,120	-	43,186,153	7,790,967
Municipal Securities	1,777,223	-	1,777,223	-
Foreign Government and Government Agency Obligations	3,835,583	-	3,835,583	-
Certificates of Deposit	2,960,884	-	2,960,884	-
Cash Equivalents	4,722,000	-	4,722,000	-
Total Investments in Securities:	$ 1,232,455,144	$ -	$ 1,217,224,098	$ 15,231,046
Derivative Instruments:
Liabilities
Swap Agreements	$ (155,888)	$ -	$ -	$ (155,888)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 9,550,559
Total Realized Gain (Loss)	(1,909,712)
Total Unrealized Gain (Loss)	3,715,578
Cost of Purchases	63,576
Proceeds of Sales	(3,889,725)
Amortization/Accretion	(104,298)
Transfers in to Level 3	2,537,111
Transfers out of Level 3	(3,034,062)
Ending Balance	$ 6,929,027
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 1,321,915
Collateralized Mortgage Obligations
Beginning Balance	$ 1,045,867
Total Realized Gain (Loss)	18,763
Total Unrealized Gain (Loss)	212,324
Cost of Purchases	-
Proceeds of Sales	(34,579)
Amortization/Accretion	18,088
Transfers in to Level 3	159,364
Transfers out of Level 3	(908,775)
Ending Balance	$ 511,052
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 211,886
Commercial Mortgage Securities
Beginning Balance	$ 8,624,355
Total Realized Gain (Loss)	172,678
Total Unrealized Gain (Loss)	1,495,036
Cost of Purchases	-
Proceeds of Sales	(1,285,228)
Amortization/Accretion	(181,469)
Transfers in to Level 3	709,657
Transfers out of Level 3	(1,744,062)
Ending Balance	$ 7,790,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 1,483,774
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (202,406)
Total Unrealized Gain (Loss)	107,355
Transfers in to Level 3	(60,837)
Transfers out of Level 3	-
Ending Balance	$ (155,888)
Realized gain (loss) on Swap Agreements for the period	$ (8,960)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 88,296

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (155,888)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $58,667,333 of which $6,438,298, $4,621,616, $1,110,250, $1,361,959, $28,590,677 and $16,544,533 will expire on August 31, 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $4,722,000) - See accompanying schedule: Unaffiliated issuers (cost $1,225,992,596)		$ 1,232,455,144
Receivable for investments sold Regular delivery		213,174
Delayed delivery		12,416,147
Receivable for swap agreements		507
Receivable for fund shares sold		2,674,112
Interest receivable		6,501,468
Total assets		1,254,260,552

Liabilities
Payable to custodian bank	$ 56,325
Payable for investments purchased Regular delivery	2,177,443
Delayed delivery	12,735,928
Payable for fund shares redeemed	2,850,442
Distributions payable	183,190
Unrealized depreciation on swap agreements	155,888
Accrued management fee	338,129
Distribution and service plan fees payable	174,685
Other affiliated payables	215,268
Other payables and accrued expenses	69,997
Total liabilities		18,957,295

Net Assets		$ 1,235,303,257
Net Assets consist of:
Paid in capital		$ 1,286,378,477
Undistributed net investment income		1,294,775
Accumulated undistributed net realized gain (loss) on investments		(58,676,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,306,661
Net Assets		$ 1,235,303,257

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,410,204 ÷ 27,568,023 shares)	$ 9.23

Maximum offering price per share (100/98.50 of $9.23)	$ 9.37
Class T: Net Asset Value and redemption price per share ($189,230,437 ÷ 20,488,090 shares)	$ 9.24

Maximum offering price per share (100/98.50 of $9.24)	$ 9.38
Class B: Net Asset Value and offering price per share ($12,586,854 ÷ 1,361,642 shares)A	$ 9.24

Class C: Net Asset Value and offering price per share ($131,947,034 ÷ 14,280,431 shares)A	$ 9.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($647,128,728 ÷ 70,065,208 shares)	$ 9.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Interest		$ 35,606,673

Expenses
Management fee	$ 4,049,468
Transfer agent fees	2,109,293
Distribution and service plan fees	2,016,570
Accounting and security lending fees	443,543
Custodian fees and expenses	39,724
Independent trustees' compensation	4,648
Registration fees	104,027
Audit	175,745
Legal	4,392
Miscellaneous	19,209
Total expenses before reductions	8,966,619
Expense reductions	(434)	8,966,185
Net investment income		26,640,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,656,243
Futures contracts	1,202,121
Swap agreements	(56,375)
Total net realized gain (loss)		14,801,989
Change in net unrealized appreciation (depreciation) on: Investment securities	23,743,413
Futures contracts	(862,702)
Swap agreements	178,315
Total change in net unrealized appreciation (depreciation)		23,059,026
Net gain (loss)		37,861,015
Net increase (decrease) in net assets resulting from operations		$ 64,501,503

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,640,488	$ 33,439,799
Net realized gain (loss)	14,801,989	(35,761,920)
Change in net unrealized appreciation (depreciation)	23,059,026	33,987,648
Net increase (decrease) in net assets resulting from operations	64,501,503	31,665,527
Distributions to shareholders from net investment income	(26,982,481)	(31,583,015)
Share transactions - net increase (decrease)	(55,669,514)	(121,336,902)
Total increase (decrease) in net assets	(18,150,492)	(121,254,390)

Net Assets
Beginning of period	1,253,453,749	1,374,708,139
End of period (including undistributed net investment income of $1,294,775 and undistributed net investment income of $1,797,273, respectively)	$ 1,235,303,257	$ 1,253,453,749

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39	$ 9.60
Income from Investment Operations
Net investment incomeE	.189	.237	.364	.414	.305	.281
Net realized and unrealized gain (loss)	.273	.007F	(.315)	(.154)	.002	(.204)
Total from investment operations	.462	.244	.049	.260	.307	.077
Distributions from net investment income	(.192)	(.224)	(.359)	(.400)	(.307)	(.279)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.192)	(.224)	(.359)	(.400)	(.307)	(.287)
Net asset value, end of period	$ 9.23	$ 8.96	$ 8.94	$ 9.25	$ 9.39	$ 9.39
Total ReturnB,C,D	5.21%	2.81%	.51%	2.79%	3.33%	.81%
Ratios to Average Net AssetsH,K
Expenses before reductions	.71%	.74%	.78%	.78%	.78%A	.85%
Expenses net of fee waivers, if any	.71%	.74%	.78%	.78%	.78%A	.85%
Expenses net of all reductions	.71%	.74%	.78%	.77%	.78%A	.85%
Net investment income	2.07%	2.70%	3.98%	4.41%	3.91%A	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,410	$ 265,959	$ 342,015	$ 412,412	$ 377,221	$ 369,512
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment incomeE	.189	.237	.368	.417	.308	.284
Net realized and unrealized gain (loss)	.273	.016F	(.327)	(.154)	.002	(.194)
Total from investment operations	.462	.253	.041	.263	.310	.090
Distributions from net investment income	(.192)	(.223)	(.361)	(.403)	(.310)	(.282)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.192)	(.223)	(.361)	(.403)	(.310)	(.290)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total ReturnB,C,D	5.20%	2.91%	.43%	2.82%	3.36%	.95%
Ratios to Average Net AssetsH,K
Expenses before reductions	.71%	.75%	.76%	.75%	.74%A	.81%
Expenses net of fee waivers, if any	.71%	.75%	.76%	.75%	.74%A	.81%
Expenses net of all reductions	.71%	.75%	.76%	.75%	.74%A	.81%
Net investment income	2.08%	2.70%	4.01%	4.44%	3.95%A	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,230	$ 253,439	$ 334,850	$ 516,227	$ 514,917	$ 544,662
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41	$ 9.61
Income from Investment Operations
Net investment incomeE	.115	.167	.295	.344	.247	.210
Net realized and unrealized gain (loss)	.273	.007F	(.326)	(.155)	.002	(.194)
Total from investment operations	.388	.174	(.031)	.189	.249	.016
Distributions from net investment income	(.118)	(.154)	(.289)	(.329)	(.249)	(.208)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.118)	(.154)	(.289)	(.329)	(.249)	(.216)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.95	$ 9.27	$ 9.41	$ 9.41
Total ReturnB,C,D	4.35%	2.00%	(.36)%	2.01%	2.68%	.17%
Ratios to Average Net AssetsH,K
Expenses before reductions	1.52%	1.54%	1.55%	1.54%	1.54%A	1.61%
Expenses net of fee waivers, if any	1.52%	1.54%	1.55%	1.54%	1.54%A	1.60%
Expenses net of all reductions	1.52%	1.54%	1.55%	1.53%	1.53%A	1.60%
Net investment income	1.26%	1.91%	3.22%	3.65%	3.15%A	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,587	$ 12,579	$ 11,617	$ 19,895	$ 30,678	$ 39,190
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006G	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40	$ 9.61
Income from Investment Operations
Net investment incomeE	.113	.164	.291	.340	.244	.206
Net realized and unrealized gain (loss)	.273	.006F	(.315)	(.155)	.002	(.204)
Total from investment operations	.386	.170	(.024)	.185	.246	.002
Distributions from net investment income	(.116)	(.150)	(.286)	(.325)	(.246)	(.204)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.116)	(.150)	(.286)	(.325)	(.246)	(.212)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.95	$ 9.26	$ 9.40	$ 9.40
Total ReturnB,C,D	4.33%	1.95%	(.29)%	1.98%	2.65%	.02%
Ratios to Average Net AssetsH,K
Expenses before reductions	1.54%	1.57%	1.58%	1.57%	1.58%A	1.64%
Expenses net of fee waivers, if any	1.54%	1.57%	1.58%	1.57%	1.58%A	1.64%
Expenses net of all reductions	1.54%	1.57%	1.58%	1.57%	1.57%A	1.64%
Net investment income	1.24%	1.87%	3.18%	3.62%	3.12%A	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 131,947	$ 103,378	$ 97,150	$ 129,105	$ 156,364	$ 194,992
Portfolio turnover rateL	217%	318%J	94%	91%J	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended October 31.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

K Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006F	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40	$ 9.60
Income from Investment Operations
Net investment incomeD	.205	.255	.385	.435	.321	.301
Net realized and unrealized gain (loss)	.273	.016E	(.324)	(.154)	.003	(.194)
Total from investment operations	.478	.271	.061	.281	.324	.107
Distributions from net investment income	(.208)	(.241)	(.381)	(.421)	(.324)	(.299)
Distributions from net realized gain	-	-	-	-	-	(.008)
Total distributions	(.208)	(.241)	(.381)	(.421)	(.324)	(.307)
Net asset value, end of period	$ 9.24	$ 8.97	$ 8.94	$ 9.26	$ 9.40	$ 9.40
Total ReturnB,C	5.38%	3.12%	.65%	3.02%	3.51%	1.14%
Ratios to Average Net AssetsG,J
Expenses before reductions	.53%	.54%	.54%	.55%	.57%A	.63%
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55%	.57%A	.63%
Expenses net of all reductions	.53%	.54%	.54%	.55%	.57%A	.63%
Net investment income	2.25%	2.90%	4.23%	4.64%	4.12%A	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,129	$ 618,098	$ 589,076	$ 361,894	$ 224,908	$ 151,257
Portfolio turnover rateK	217%	318I	94%	91%I	55%A	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the ten month period ended August 31. The Fund changed its fiscal year from October 31 to August 31, effective August 31, 2006.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended October 31.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

J Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 28,608,248
Gross unrealized depreciation	(22,128,499)
Net unrealized appreciation (depreciation)	$ 6,479,749

Tax Cost	$ 1,225,975,395

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,268,664
Capital loss carryforward	$ (58,667,333)
Net unrealized appreciation (depreciation)	$ 6,323,861

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 26,982,481	$ 31,583,015

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (56,375)	$ 178,315
Interest Rate Risk
Futures Contracts	1,202,121	(862,702)
Totals (a)(b)(c)	$ 1,145,746	$ (684,387)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $1,202,121 for futures contracts and $(56,375) for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised $(862,702) for futures contracts and $178,315 for swap agreements.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $244,530 representing 0.0% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $327,174,503 and $289,526,443, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.15%	$ 422,234	$ 10,503
Class T	-%	.15%	306,475	-
Class B	.65%	.25%	112,861	84,646
Class C	.75%	.25%	1,175,000	187,204
			$ 2,016,570	$ 282,353

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,259
Class T	30,583
Class B*	32,554
Class C*	22,806
$ 125,202

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 505,281.18
Class T	364,111.18
Class B	30,362.24
Class C	193,083.16
Institutional Class	1,016,456.15
	$ 2,109,293

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,064 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $19,213.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $434.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 5,966,343	$ 7,428,883
Class T	4,340,653	7,135,543
Class B	163,308	223,200
Class C	1,473,857	1,724,635
Institutional Class	15,038,320	15,070,754
Total	$ 26,982,481	$ 31,583,015

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	17,921,799	9,941,149	$ 162,771,621	$ 87,237,670
Reinvestment of distributions	585,348	766,900	5,334,239	6,723,296
Shares redeemed	(20,625,671)	(19,290,657)	(187,683,949)	(168,828,363)
Net increase (decrease)	(2,118,524)	(8,582,608)	$ (19,578,089)	$ (74,867,397)
Class T
Shares sold	7,527,831	6,941,667	$ 68,628,827	$ 60,988,545
Reinvestment of distributions	421,945	737,067	3,849,053	6,466,822
Shares redeemed	(15,728,722)	(16,851,477)	(142,963,745)	(147,835,064)
Net increase (decrease)	(7,778,946)	(9,172,743)	$ (70,485,865)	$ (80,379,697)
Class B
Shares sold	846,701	1,263,658	$ 7,731,732	$ 11,096,469
Reinvestment of distributions	13,859	18,393	126,507	161,152
Shares redeemed	(900,800)	(1,177,708)	(8,223,480)	(10,297,341)
Net increase (decrease)	(40,240)	104,343	$ (365,241)	$ 960,280
Class C
Shares sold	7,386,692	6,558,363	$ 67,381,804	$ 57,444,025
Reinvestment of distributions	116,529	136,027	1,063,710	1,194,319
Shares redeemed	(4,748,668)	(6,026,884)	(43,315,049)	(52,775,175)
Net increase (decrease)	2,754,553	667,506	$ 25,130,465	$ 5,863,169
Institutional Class
Shares sold	38,547,751	33,120,632	$ 351,468,928	$ 291,048,559
Reinvestment of distributions	1,525,062	1,604,475	13,925,722	14,105,949
Shares redeemed	(38,948,172)	(31,655,130)	(355,765,434)	(278,067,765)
Net increase (decrease)	1,124,641	3,069,977	$ 9,629,216	$ 27,086,743

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 12.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,189,729 of distributions paid during the period January 1, 20010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SFII-UANN-1010
1.784770.107

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Intermediate Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$102,000	$-	$4,300	$1,800
Fidelity Advisor Mortgage Securities Fund	$98,000	$-	$4,300	$1,900

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$85,000	$-	$5,400	$2,100
Fidelity Advisor Mortgage Securities Fund	$99,000	$-	$4,400	$2,300

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$168,000	$-	$5,600	$-

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$172,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$720,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$405,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,145,000	$3,885,000
Deloitte Entities	$1,210,000	$1,340,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010